JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT G

Annual Report

To

Contract Owners

December 31, 2020

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 for each of the years or periods in the four-year period ended December 31, 2020 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its contract in its owners’ equity for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the four-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 6 for the year ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 24, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ADVISORS PREFERRED TRUST

Advisors Preferred Trust Gold Bullion Strategy (APTGBS)

ALGER PORTFOLIOS

Alger Small Cap Growth (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB International Growth Class B (ABIGB)

AB Small Cap Growth Class B (ABSCGB)

AB Global Thematic Growth Cl B (ABTGB)

AB Dynamic Asset Allocation Class B (ALVDAB)

AB Growth and Income Class A (ALVGIA)

AB International Value Class B (ALVIVB)

AB Small-Mid Cap Value - Class B (ALVSVB)

ALPS VARIABLE INVESTMENT TRUST

ALPS Alerian Energy Infrastructure Class III (AAEIP3)

ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)

ALPS Balanced ETF Asset Allocation II (ABEAA2)

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Red Rocks Global Opportunity Cl III (ARLPE3) (1)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG) (1)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Mid Cap Value I (ACVMV1)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMERICAN FUNDS INS SERIES

American Funds Asset Allocation Class 4 (AMVAA4)

American Funds Blue Chip Income and Growth 4 (AMVBC4)

American Funds Bond Class 4 (AMVBD4)

American Funds Capital Income Builder Class 4 (AMVCB4)

American Funds Capital World Bond Class 4 (AMVGB4) (1)

American Funds Global Growth Class 4 (AMVGG4)

American Funds Growth-Income Class 4 (AMVGI4)

American Funds Growth Class 4 (AMVGR4)

American Funds Global Small Cap Class 4 (AMVGS4)

American Funds Global Growth and Income Class 4 (AMVGW4)

American Funds High-Income Bond Class 4 (AMVHI4)

American Funds International Class 4 (AMVI4)

American Funds International Growth and Income Class 4 (AMVIG4)

American Funds Mortgage Class 4 (AMVM4)

American Funds New World (AMVNW4)

American Funds US Government/AAA Rated Securities 4 (AMVUA4)

American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)

American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)

American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)

American Funds Mngd Rsk Growth Class P-2 (AVRGP2)

American Funds Mngd Rsk International P-2 (AVRIP2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Bond VCT II (PIVB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BLACKROCK VAR SERIES TRST FNDS

BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)

BlackRock Equity Dividend V.I. Cl3 (BRVED3)

BlackRock High Yield V.I. Cl3 (BRVHY3)

BlackRock Total Return V.I. Cl3 (BRVTR3)

BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)

BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)

BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)

BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)

BlackRock Global Allocation V.I. Cl3 (MLVGA3)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

CALVERT VARIABLE SERIES

Calvert VP SRI Balanced Class F (CVSBF)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

CVP Select Large Cap Value (CLVLV1)

CVP Strategic Income 2 (CLVSI2)

CVP Select Small Cap Value (CLVSV1)

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy (CSCRS)

DELAWARE VIP TRUST

Delaware VIP Small Cap Value - Service (DWVSVS)

DFA INVESTMENT DIMENSIONS

DFA VA Equity Allocation (DFVEA)

DFA VA Global Bond (DFVGB)

DFA VA Global Moderate Allocation (DFVGMI)

DFA VA International Small (DFVIS)

DFA VA International Value (DFVIV)

DFA VA Short-Term Fixed (DFVSTF)

DFA VA U.S. Large Value (DFVULV)

DFA VA U.S. Targeted Value (DFVUTV)

EATON VANCE VP

Eaton Vance VT Floating-Rate Income (ETVFR)

FEDERATED HERMES INSURANCE SERIES

Federated Hermes High Income Bond II (FHIB) (1)

Federated Hermes Kaufmann II (FVK2S) (1)

Federated Hermes Managed Volatility II (FVU2) (1)

FIDELITY VIP

Fidelity VIP Balanced - Serv II (FB2)

Fidelity VIP Contrafund - Serv II (FC2)

Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)

Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)

Fidelity VIP Equity-Income - Serv II (FEI2)

Fidelity VIP Growth - Serv II (FG2)

Fidelity VIP Growth & Income - Serv II (FGI2)

Fidelity VIP Growth Opportunities - Serv II (FGO2)

Fidelity VIP High Income - Serv II (FHI2)

Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)

Fidelity VIP Mid Cap - Serv II (FMC2)

Fidelity VIP Overseas - Serv II (FO2)

Fidelity VIP Real Estate - Serv II (FRESS2)

Fidelity VIP Value -Serv II (FV2)

Fidelity VIP FundsManager 20% Service 2 (FVF202)

Fidelity VIP FundsManager 50% Service 2 (FVF502)

Fidelity VIP FundsManager 60% Service 2 (FVF602)

Fidelity VIP FundsManager 70% Service 2 (FVF702)

Fidelity VIP Freedom Income Serv II (FVFI2)

Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)

Fidelity VIP Strategic Income - Serv II (FVSIS2)

Fidelity VIP Value Strategies - Serv II (FVSS2)

Fidelity VIP Target Volatility - Serv II (FVTV2)

FIRST EAGLE

First Eagle Overseas (FEOVF)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Income II (FTVIS2)

Franklin Mutual Shares II (FTVMS2)

Franklin Rising Dividends II (FTVRD2)

Franklin Strategic Income II (FTVSI2)

Franklin U.S. Government Securities II (FTVUG2)

GOLDMAN SACHS VAR INS TRUST

Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)

Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)

GUGGENHEIM VARIABLE TRUST

Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)

Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex High Yield Strategy (RHYS)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Long Short Equity (RSRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex Telecommunications (RTEL)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Global Managed Futures Strategy (RVMFU)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

Guggenheim Var Ser World Equity Income Ser D (SBLD)

Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)

Guggenheim Var Ser High Yield Ser P (SBLP)

Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)

Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)

Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)

INVESCO V. I.

Invesco V.I. Comstock I (ACC1)

Invesco V.I. Growth and Income I (ACGI)

Invesco V.I. Value Opportunities II (AVBV2)

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. International Growth I (AVIE)

Invesco V.I. Balanced Risk Allocation II (IVBRA2)

Invesco V.I. Core Plus Bond I (IVCPBI)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Government Securities I (IVGS1)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Equity and Income I (IVKEI1)

Invesco V.I. Mid Cap Core Equity II (IVMCC2)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)

Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)

Invesco Oppenheimer V.I. Global - S2 (OVGSS)

Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)

Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)

IVY VIP

Ivy VIP Asset Strategy (WRASP)

Ivy VIP Corporate Bond (WRBDP)

Ivy VIP Balanced (WRBP)

Ivy VIP Global Equity Income (WRDIV)

Ivy VIP Energy (WRENG)

Ivy VIP Global Bond (WRGBP)

Ivy VIP Natural Resources (WRGNR)

Ivy VIP Growth (WRGP)

Ivy VIP High Income (WRHIP)

Ivy VIP Limited-Term Bond (WRLTBP)

Ivy VIP Mid Cap Growth (WRMCG)

Ivy VIP Science and Technology (WRSTP)

Ivy VIP Value (WRVP)

JANUS ASPEN SERIES (1)

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Flexible Bond - Serv (JAFBS)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Global Technology and Innovation - Serv (JAGTS) (1)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson US Low Volatility - Serv (JIULVV)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

JOHN HANCOCK

JHancock Emerging Markets Value Trust NAV (JHEVTN)

JPMORGAN

JPMorgan Global Allocation Class 2 (JPIGA2)

JPMorgan Income Builder Class 2 (JPIIB2)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity (LZREMS)

Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)

Lazard Retirement International Equity (LZRIES)

Lazard Retirement US Small-Mid Cap Equity (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LM QS Dynamic Multi Strategy II (LPVQD2)

LMCBV Large Cap Growth I (LVCLGI)

LMCBV Small Cap Growth II (SBVSG2)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture (LOVBD)

Lord Abbett Dividend Growth (LOVCDG) (1)

Lord Abbett Growth and Income (LOVGI)

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Convertible Service (MNCPS)

MFS VARIABLE INSURANCE TRUST

MFS Growth Series - Service (MEGSS)

MFS Value Series - Service (MVFSC)

NATIONWIDE VARIABLE INSURANCE

NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)

NVIT S&P 500 Index - Class Y (GVEXD)

NVIT International Index - Class Y (GVIXY)

NVIT Mid Cap Index - Class Y (MCIFD)

NVIT Bond Index - Class Y (NVBXD)

NVIT Multi-Manager Mid Cap Value I (NVMMV1)

Nationwide Newton NVIT Sustainable U.S. Equity I (NVNSR1) (1)

NVIT Small Cap Index - Class Y (NVSIXD)

Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF) (1)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond (AMTB)

Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)

Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)

Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)

Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)

Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)

Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)

Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)

Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)

Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)

Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)

Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)

Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)

Ntrn Lts Probabilities Class 1 (NOVPB1)

Ntrn Lts Power Dividend Index (NOVPDI)

Ntrn Lts Power Income Class 2 (NOVPI2)

Ntrn Lts Power Momentum (NOVPM)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Income - Admin (PMVID)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)

PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)

PIMCO VIT Global Managed Allocation Adm (PVGMAA) (1)

PIMCO VIT Short-Term - Admin (PVSTA)

PROFUNDS VP

ProFunds VP Asia 30 (PROA30)

ProFunds Access VP High Yield (PROAHY)

ProFunds VP Biotechnology (PROBIO)

ProFunds VP Bull (PROBL)

ProFunds VP Basic Materials (PROBM)

ProFunds VP Banks (PROBNK)

ProFunds VP Bear (PROBR)

ProFunds VP Consumer Goods (PROCG)

ProFunds VP Consumer Services (PROCS)

ProFunds VP Europe 30 (PROE30)

ProFunds VP Emerging Markets (PROEM)

ProFunds VP Financials (PROFIN)

ProFunds VP Falling US Dollar (PROFUD)

ProFunds VP Government Money Market (PROGMM)

ProFunds VP U.S. Government Plus (PROGVP)

ProFunds VP Health Care (PROHC)

ProFunds VP Industrials (PROIND)

ProFunds VP International (PROINT)

ProFunds VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFunds VP NASDAQ-100 (PRON)

ProFunds VP Internet (PRONET)

ProFunds VP Oil & Gas (PROOG)

ProFunds VP Pharmaceuticals (PROPHR)

ProFunds VP Precious Metals (PROPM)

ProFunds VP Real Estate (PRORE)

ProFunds VP Rising Rates Opportunity (PRORRO)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFunds VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFunds VP Short Emerging Markets (PROSEM)

ProFunds VP Short International (PROSIN)

ProFunds VP Short Mid-Cap (PROSMC)

ProFunds VP Short NASDAQ-100 (PROSN)

ProFunds VP Short Small-Cap (PROSSC)

ProFunds VP Technology (PROTEC)

ProFunds VP Telecommunications (PROTEL)

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)

ProFunds VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFunds VP UltraShort NASDAQ-100 (PROUSN)

ProFunds VP Utilities (PROUTL)

PUTNAM VARIABLE TRUST

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam VT Equity Income Cl IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam VT Income Cl IB (PVIB)

REDWOOD

Redwood Managed Volatility Class I (RWMVI)

Redwood Managed Volatility Class N (RWMVN)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

RUSSELL INVESTMENT FUNDS

RIF Global Real Estate Securities (RLVGRE)

RIF International Developed Markets (RLVIDM)

RIF Balanced Strategy (RLVLBS)

RIF Equity Growth Strategy (RLVLEG)

RIF Moderate Strategy (RLVLMS)

RIF Strategic Bond (RLVSB)

RIF US Small Cap Equity (RLVUSC)

RIF US Strategic Equity (RLVUSE)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

T. Rowe Price Equity Income II (TREI2)

T. Rowe Price Health Sciences II (TRHS2)

T. Rowe Price Limited-Term Bond II (TRLT2)

THIRD AVENUE FFI STRATEGIES

Third Avenue FFI Strategies Portfolio (TAVV) (1)

TIMOTHY PLAN VARIABLE SERIES

Timothy Plan Conservative Growth VS (TPVCGP)

Timothy Plan Strategic Growth VS (TPVSGP)

VANECK VIP

VanEck VIP Global Gold Class S (VVGGS)

VanEck Emerging Markets Bond (VWBF) (1)

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Hard Assets Initial Cl (VWHA)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Balanced (VVB)

Vanguard VIF Capital Growth (VVCG)

Vanguard VIF Diversified Value (VVDV)

Vanguard VIF Equity Income (VVEI)

Vanguard VIF Equity Index (VVEIX)

Vanguard VIF Growth (VVG)

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF High Yield Bond (VVHYB)

Vanguard VIF International (VVI)

Vanguard VIF Mid-Cap Index (VVMCI)

Vanguard VIF REIT Index (VVREI)

Vanguard VIF Small Company Growth (VVSCG)

Vanguard VIF Short-Term Investment Grade (VVSTC)

Vanguard VIF Total Stock Market Index (VVTSM)

VIRTUS VAR INSURANCE TRUST

Virtus SGA International Class A (VRVDIA)

Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)

Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)

WELLS FARGO VARIABLE TRUST

Wells Fargo VT Discovery (SVDF)

Wells Fargo VT Opportunity (SVOF)

WESTCHESTER CAPITAL MGMT

Westchester Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Columbia Overseas Value Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE VARIABLE INSURANCE

NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)

NVIT Investor Destinations Moderate Class P (NVIDMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 4, 2020 (inception) to December 31, 2020.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2020 (inception) to December 31, 2020.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Inst (PMVAAI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2020 (inception) to December 31, 2020.

FIDELITY VIP

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

MFS VARIABLE INSURANCE TRUST

MFS VIT New Discovery Series - Service (MNDSC)

NATIONWIDE VARIABLE INSURANCE

NW JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)

PUTNAM VARIABLE TRUST

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

PUTNAM VARIABLE TRUST

Putnam VT Sustainable Leaders Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 1, 2019 (inception) to December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NVIT iShares ETF Global Equity Fund Y (NVGEY)

NVIT iShares ETF Fixed Income Fund Y (NVFIY)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Conservative Allocation (VVCA)

Vanguard VIF Moderate Allocation (VVMA)

Vanguard VIF Global Bond Index (VVGBI)

Vanguard VIF Total International Stock Market Index (VVTISI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 8, 2019 (inception) to December 31, 2019.

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Rational Trend Aggregation VA (HVDCT)

NATIONWIDE VARIABLE INSURANCE

NVIT Government Money Market (SAMY)

Statement of operations for the period from January 1, 2020 to September 25, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 25, 2020 (liquidation) and the year ended December 31, 2019.

SEI INSURANCE PRODUCTS TRUST

SEI Balanced Strategy Class II (SIVBS2)

SEI Conservative Strategy Class II (SIVCS2)

SEI Defensive Strategy Class II (SIVDS2)

SEI Market Growth Strategy Class II (SIVMG2)

SEI Market Plus Strategy Class II (SIVMP2)

SEI Moderate Strategy Class II (SIVMS2)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON FUNDS

BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)

Statement of operations for the period from January 1, 2020 to April 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 23, 2020 (liquidation) and the year ended December 31, 2019.

COLUMBIA VARIABLE PORTFOLIO

Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 24, 2019 (liquidation).

LAZARD RETIREMENT SERIES FUND

Lazard Retirement US Strategic Equity Portfolio (LZRUSE)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to July 31, 2019 (liquidation).

LORD ABBETT SERIES FUND, INC.

Lord Abbett International Opportunities (LOIOVC)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to July 26, 2019 (liquidation).

LORD ABBETT SERIES FUND, INC.

Lord Abbett Classic Stock (LOVCS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to February 27, 2019 (liquidation).

JANUS ASPEN SERIES

Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 26, 2019 (liquidation).

INVESCO V. I.

Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to March 6, 2019 (liquidation).

TORTOISE VARIABLE INSURANCE PORTFOLIO

Tortoise VIP MLP & Pipeline Class II (TTVMP2)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of operations for the period from January 1, 2020 to June 1, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to June 1, 2020 (liquidation) and the year ended December 31, 2019.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset All Authority – Admin (PVAAAD)

PIMCO VIT All Asset All Authority – Inst (PVAAAI)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NVIT Multi-Manager International Value I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE VARIABLE INSURANCE

NW DFA NVIT Capital Appreciation P (NVLCAP)

NW DFA NVIT Moderate P (NVLMP)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
APTGBS	840,123	$23,048,748	$22,372,468	$5	$22,372,473	$-	$22,372,473	$22,372,473	$-	$22,372,473
AASCO	456	11,349	20,405	-	20,405	10	20,395	20,395	-	20,395
ALCAI2	265,610	22,584,676	26,547,733	66	26,547,799	-	26,547,799	26,547,799	-	26,547,799
ALCGI2	216,836	19,291,904	20,254,631	-	20,254,631	17	20,254,614	20,254,614	-	20,254,614
ALMGI2	341,553	10,196,432	11,353,223	-	11,353,223	12	11,353,211	11,353,211	-	11,353,211
ABIGB	29,202	672,190	791,972	5	791,977	-	791,977	791,977	-	791,977
ABSCGB	46,386	626,743	1,176,337	-	1,176,337	3	1,176,334	1,176,334	-	1,176,334
ABTGB	107,472	3,719,042	4,356,922	-	4,356,922	22	4,356,900	4,356,900	-	4,356,900
ALVDAB	24,555	312,870	338,864	-	338,864	-	338,864	338,864	-	338,864
ALVGIA	507,269	14,453,545	14,695,572	-	14,695,572	18	14,695,554	14,695,554	-	14,695,554
ALVIVB	148,603	1,895,188	2,130,960	1	2,130,961	-	2,130,961	2,130,961	-	2,130,961
ALVSVB	667,285	10,758,779	11,470,629	-	11,470,629	5	11,470,624	11,470,624	-	11,470,624
AAEIP3	1,065,534	8,435,272	6,957,940	1	6,957,941	-	6,957,941	6,957,941	-	6,957,941
AAGEA2	530,461	6,345,475	6,885,379	-	6,885,379	11	6,885,368	6,885,368	-	6,885,368
ABEAA2	1,371,490	14,958,171	15,415,546	-	15,415,546	5	15,415,541	15,415,541	-	15,415,541
ACEAA2	493,067	5,546,812	5,714,652	-	5,714,652	7	5,714,645	5,714,645	-	5,714,645
AGEAA2	645,549	6,959,882	7,397,990	-	7,397,990	3	7,397,987	7,397,987	-	7,397,987
ARLPE3	86,540	1,192,787	1,267,814	1	1,267,815	-	1,267,815	1,267,815	-	1,267,815
AUGEA2	404,272	4,181,686	4,455,081	4	4,455,085	-	4,455,085	4,448,252	6,833	4,455,085
ACVB	1,531,219	11,766,938	13,367,538	6	13,367,544	-	13,367,544	13,367,544	-	13,367,544
ACVI	382,080	4,449,985	5,387,329	-	5,387,329	7	5,387,322	5,387,322	-	5,387,322
ACVIG	1,659,386	15,371,729	17,058,493	3	17,058,496	-	17,058,496	17,058,496	-	17,058,496
ACVIP2	1,388,651	14,551,713	15,400,145	-	15,400,145	5	15,400,140	15,400,140	-	15,400,140
ACVLVI	186,144	2,790,806	3,022,983	-	3,022,983	5	3,022,978	3,022,978	-	3,022,978
ACVMV1	329,796	6,335,838	6,774,015	13	6,774,028	-	6,774,028	6,774,028	-	6,774,028
ACVU1	915,757	20,845,134	25,165,008	33	25,165,041	-	25,165,041	25,165,041	-	25,165,041
ACVV	807,954	8,266,869	9,024,843	-	9,024,843	2	9,024,841	9,024,841	-	9,024,841
AMVAA4	1,868,424	42,918,059	48,691,133	-	48,691,133	14	48,691,119	48,666,793	24,326	48,691,119
AMVBC4	1,892,829	24,450,753	26,613,180	-	26,613,180	1	26,613,179	26,588,948	24,231	26,613,179
AMVBD4	2,481,200	28,344,115	29,005,227	1	29,005,228	-	29,005,228	29,005,228	-	29,005,228
AMVCB4	652,870	6,537,560	7,083,643	-	7,083,643	3	7,083,640	7,083,640	-	7,083,640
AMVGB4	395,363	4,810,105	5,025,067	4	5,025,071	-	5,025,071	5,025,071	-	5,025,071
AMVGG4	385,346	13,932,604	15,587,236	3	15,587,239	-	15,587,239	15,578,575	8,664	15,587,239
AMVGI4	674,913	32,121,393	36,438,554	-	36,438,554	1	36,438,553	36,412,348	26,205	36,438,553
AMVGR4	713,535	57,420,313	83,654,811	5	83,654,816	-	83,654,816	83,595,419	59,397	83,654,816
AMVGS4	204,330	5,226,888	6,471,116	-	6,471,116	11	6,471,105	6,471,105	-	6,471,105
AMVGW4	413,428	5,848,359	6,759,551	-	6,759,551	2	6,759,549	6,759,549	-	6,759,549
AMVHI4	1,388,608	14,921,273	14,635,924	-	14,635,924	9	14,635,915	14,635,915	-	14,635,915

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMVI4	1,523,603	30,440,371	35,423,781	7	35,423,788	-	35,423,788	35,380,706	43,082	35,423,788
AMVIG4	457,559	7,261,837	8,611,269	-	8,611,269	-	8,611,269	8,611,269	-	8,611,269
AMVM4	1,106,342	11,910,651	12,136,575	2	12,136,577	-	12,136,577	12,136,577	-	12,136,577
AMVNW4	2,017,298	49,632,880	62,616,925	8	62,616,933	-	62,616,933	62,613,273	3,660	62,616,933
AMVUA4	1,805,899	23,461,095	23,259,979	1	23,259,980	-	23,259,980	23,259,980	-	23,259,980
AVGIP2	4,044	47,288	56,336	6	56,342	-	56,342	56,342	-	56,342
AVPAP2	473,804	6,083,111	6,372,661	7	6,372,668	-	6,372,668	6,372,668	-	6,372,668
AVRBP2	208,620	2,420,529	2,332,368	-	2,332,368	5	2,332,363	2,332,363	-	2,332,363
AVRGP2	9,538	112,307	163,197	-	163,197	1	163,196	163,196	-	163,196
AVRIP2	3,904	41,022	42,907	-	42,907	2	42,905	42,905	-	42,905
PIHYB2	215,807	1,894,066	1,978,949	3	1,978,952	-	1,978,952	1,978,952	-	1,978,952
PIVB2	1,915,783	21,235,830	22,606,235	10	22,606,245	-	22,606,245	22,591,383	14,862	22,606,245
PIVEI2	479,002	7,259,606	7,563,443	2	7,563,445	-	7,563,445	7,563,445	-	7,563,445
PIVF2	317,966	4,878,988	5,395,889	3	5,395,892	-	5,395,892	5,395,892	-	5,395,892
PIVMV2	77,582	1,316,501	1,376,305	-	1,376,305	9	1,376,296	1,376,296	-	1,376,296
PIVSI2	1,700,384	17,296,258	18,143,095	12	18,143,107	-	18,143,107	18,143,107	-	18,143,107
BRVCA3	1,951	14,745	19,609	10	19,619	-	19,619	19,619	-	19,619
BRVED3	1,370,167	14,956,791	15,962,447	-	15,962,447	4	15,962,443	15,962,443	-	15,962,443
BRVHY3	7,182,010	53,150,429	54,224,176	200,900	54,425,076	-	54,425,076	54,425,076	-	54,425,076
BRVTR3	1,732,145	21,437,998	21,201,451	32,364	21,233,815	-	21,233,815	21,233,815	-	21,233,815
BRVUG3	467,942	5,047,041	5,044,412	4,239	5,048,651	-	5,048,651	5,048,651	-	5,048,651
BVLCC3	190,820	5,083,768	5,644,462	21	5,644,483	-	5,644,483	5,644,483	-	5,644,483
BVLCV3	449,130	3,969,925	4,370,031	-	4,370,031	9	4,370,022	4,370,022	-	4,370,022
BVLFG3	1,169,524	24,302,230	24,676,948	-	24,676,948	35	24,676,913	24,662,946	13,967	24,676,913
MLVGA3	1,325,243	19,172,119	21,588,202	13	21,588,215	-	21,588,215	21,575,083	13,132	21,588,215
DSIF	614,746	32,658,639	39,509,708	-	39,509,708	5	39,509,703	39,509,703	-	39,509,703
DSRG	152,819	5,802,242	7,219,189	-	7,219,189	8	7,219,181	7,219,181	-	7,219,181
DVSCS	2,060,606	32,654,905	39,275,152	1	39,275,153	-	39,275,153	39,275,153	-	39,275,153
CVSBF	1,846,736	4,113,817	4,653,774	-	4,653,774	10	4,653,764	4,653,764	-	4,653,764
CLVGT2	904,880	18,626,916	25,571,904	17	25,571,921	-	25,571,921	25,571,921	-	25,571,921
CLVLV1	408,649	10,096,909	12,108,280	2	12,108,282	-	12,108,282	12,108,282	-	12,108,282
CLVSI2	1,087,922	4,495,836	4,743,338	9	4,743,347	-	4,743,347	4,743,347	-	4,743,347
CLVSV1	102,424	2,311,916	2,798,224	14	2,798,238	-	2,798,238	2,798,238	-	2,798,238
CSCRS	691,972	2,128,778	2,338,865	4	2,338,869	-	2,338,869	2,338,869	-	2,338,869
DWVSVS	302,707	9,437,822	10,285,984	-	10,285,984	2	10,285,982	10,283,200	2,782	10,285,982
DFVEA	3,499,782	37,073,630	45,147,184	2	45,147,186	-	45,147,186	45,147,186	-	45,147,186
DFVGB	12,563,004	133,804,481	133,544,731	5	133,544,736	-	133,544,736	133,526,500	18,236	133,544,736
DFVGMI	4,874,441	61,436,118	70,630,651	2	70,630,653	-	70,630,653	70,438,260	192,393	70,630,653

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DFVIS	5,437,611	66,684,085	71,830,835	9	71,830,844	-	71,830,844	71,820,016	10,828	71,830,844
DFVIV	8,211,619	98,104,373	96,732,871	2	96,732,873	-	96,732,873	96,657,769	75,104	96,732,873
DFVSTF	8,567,804	87,885,643	87,391,604	-	87,391,604	2	87,391,602	87,391,602	-	87,391,602
DFVULV	5,396,919	136,622,785	143,126,303	-	143,126,303	2	143,126,301	143,031,525	94,776	143,126,301
DFVUTV	5,223,568	89,813,919	96,165,885	21	96,165,906	-	96,165,906	96,085,372	80,534	96,165,906
ETVFR	5,520,860	49,149,519	49,853,366	-	49,853,366	6	49,853,360	49,852,570	790	49,853,360
FHIB	2,281,873	13,404,330	14,626,805	-	14,626,805	6	14,626,799	14,626,799	-	14,626,799
FVK2S	337,298	6,432,005	7,977,100	18	7,977,118	-	7,977,118	7,977,118	-	7,977,118
FVU2	757,703	7,836,347	8,402,927	-	8,402,927	10	8,402,917	8,381,908	21,009	8,402,917
FB2	1,180,625	21,784,910	26,729,347	14	26,729,361	-	26,729,361	26,689,795	39,566	26,729,361
FC2	683,399	23,823,307	31,935,217	16	31,935,233	-	31,935,233	31,922,192	13,041	31,935,233
FDCA2	4,443	52,290	74,382	-	74,382	4	74,378	74,378	-	74,378
FDSCS2	502,979	6,874,698	8,701,540	2	8,701,542	-	8,701,542	8,701,542	-	8,701,542
FEI2	365,144	7,526,542	8,464,043	-	8,464,043	13	8,464,030	8,464,030	-	8,464,030
FG2	234,310	18,968,886	23,566,931	4	23,566,935	-	23,566,935	23,566,935	-	23,566,935
FGI2	134,382	2,486,586	2,918,776	-	2,918,776	10	2,918,766	2,918,766	-	2,918,766
FGO2	681,492	37,478,550	51,854,760	-	51,854,760	3	51,854,757	51,854,757	-	51,854,757
FHI2	1,969,244	9,918,709	10,023,451	4	10,023,455	-	10,023,455	10,023,455	-	10,023,455
FIGBP2	6,265,397	82,830,911	85,961,247	-	85,961,247	9	85,961,238	85,961,238	-	85,961,238
FMC2	213,373	6,690,535	7,956,687	3	7,956,690	-	7,956,690	7,956,690	-	7,956,690
FNRS2	60,635	555,142	628,785	-	628,785	2	628,783	628,783	-	628,783
FO2	305,680	6,673,535	8,024,095	1	8,024,096	-	8,024,096	8,024,096	-	8,024,096
FRESS2	455,167	8,485,886	7,787,903	-	7,787,903	4	7,787,899	7,787,899	-	7,787,899
FV2	209,759	2,939,294	3,293,213	3	3,293,216	-	3,293,216	3,293,216	-	3,293,216
FVF202	1,706	19,347	20,233	7	20,240	-	20,240	20,240	-	20,240
FVF502	25,572	303,733	345,475	-	345,475	10	345,465	345,465	-	345,465
FVF602	70,943	765,377	802,369	-	802,369	3	802,366	802,366	-	802,366
FVF702	131	1,527	1,814	-	1,814	9	1,805	1,805	-	1,805
FVFI2	658,918	8,189,069	8,355,077	-	8,355,077	2	8,355,075	8,355,075	-	8,355,075
FVICA2	1,352,530	24,514,844	30,851,202	-	30,851,202	4	30,851,198	30,851,198	-	30,851,198
FVSIS2	3,366,807	37,844,448	39,324,305	-	39,324,305	4	39,324,301	39,318,963	5,338	39,324,301
FVSS2	1,787	24,039	24,451	-	24,451	11	24,440	24,440	-	24,440
FVTV2	28,597	331,356	372,332	-	372,332	5	372,327	372,327	-	372,327
FEOVF	1,739,937	45,278,760	44,507,579	14	44,507,593	-	44,507,593	44,490,322	17,271	44,507,593
FTVGI2	1,758,819	27,416,763	24,306,884	2	24,306,886	-	24,306,886	24,292,360	14,526	24,306,886
FTVGR2	205,944	3,312,864	2,926,459	-	2,926,459	9	2,926,450	2,926,450	-	2,926,450
FTVIS2	1,444,880	21,768,472	21,730,992	-	21,730,992	9	21,730,983	21,730,983	-	21,730,983
FTVMS2	148,425	2,749,485	2,462,377	3	2,462,380	-	2,462,380	2,462,380	-	2,462,380

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVRD2	285,577	7,210,931	8,321,728	7	8,321,735	-	8,321,735	8,321,735	-	8,321,735
FTVSI2	1,535,276	15,834,331	15,905,460	2	15,905,462	-	15,905,462	15,905,462	-	15,905,462
FTVUG2	863,606	10,426,017	10,432,363	-	10,432,363	6	10,432,357	10,432,357	-	10,432,357
GVGMNS	13,616	164,956	171,426	3	171,429	-	171,429	171,429	-	171,429
GVMSA	421,552	3,726,016	3,971,017	-	3,971,017	5	3,971,012	3,971,012	-	3,971,012
GVFRB	688,915	16,567,909	16,816,418	-	16,816,418	2	16,816,416	16,816,416	-	16,816,416
GVLCVB	784	28,142	29,491	-	29,491	10	29,481	29,481	-	29,481
GVR2XS	14,569	3,571,041	3,985,227	-	3,985,227	5	3,985,222	3,985,222	-	3,985,222
GVRUGM	1,037,944	1,037,943	1,037,944	3	1,037,947	-	1,037,947	1,037,947	-	1,037,947
GVTRBE	4,754,667	79,742,578	86,059,476	-	86,059,476	10	86,059,466	86,059,466	-	86,059,466
RAF	4,244	108,849	107,364	1	107,365	-	107,365	107,365	-	107,365
RBF	36,099	3,680,485	3,862,282	-	3,862,282	43	3,862,239	3,862,239	-	3,862,239
RBKF	16,244	1,358,609	1,429,959	-	1,429,959	2	1,429,957	1,429,957	-	1,429,957
RBMF	16,099	1,331,913	1,433,481	1	1,433,482	-	1,433,482	1,433,482	-	1,433,482
RCPF	78,259	5,244,503	5,546,235	-	5,546,235	2	5,546,233	5,546,233	-	5,546,233
RELF	23,611	3,373,692	3,833,490	-	3,833,490	31	3,833,459	3,833,459	-	3,833,459
RENF	13,784	1,536,943	1,584,769	4	1,584,773	-	1,584,773	1,584,773	-	1,584,773
RESF	6,786	1,165,847	1,276,938	-	1,276,938	3	1,276,935	1,276,935	-	1,276,935
RFSF	35,693	2,934,055	3,052,122	-	3,052,122	-	3,052,122	3,052,122	-	3,052,122
RHCF	41,094	3,430,566	3,551,763	8	3,551,771	-	3,551,771	3,551,771	-	3,551,771
RHYS	74,094	5,805,661	5,964,582	-	5,964,582	12	5,964,570	5,964,570	-	5,964,570
RINF	20,589	3,213,119	3,384,423	21	3,384,444	-	3,384,444	3,384,444	-	3,384,444
RJNF	25,768	1,734,746	1,728,231	-	1,728,231	2	1,728,229	1,728,229	-	1,728,229
RLCE	7,376	776,753	780,333	4	780,337	-	780,337	780,337	-	780,337
RLCJ	3,618	375,832	428,933	5	428,938	-	428,938	428,938	-	428,938
RLF	57,986	6,565,810	7,103,856	-	7,103,856	15	7,103,841	7,103,841	-	7,103,841
RMED	491	99,111	100,707	13	100,720	-	100,720	100,720	-	100,720
RMEK	23,783	1,950,069	2,136,858	19	2,136,877	-	2,136,877	2,136,877	-	2,136,877
RNF	172,153	24,573,446	24,915,694	19	24,915,713	-	24,915,713	24,915,713	-	24,915,713
ROF	454,489	26,688,711	28,541,901	-	28,541,901	39	28,541,862	28,369,773	172,089	28,541,862
RPMF	77,634	3,608,296	3,668,989	-	3,668,989	3	3,668,986	3,668,986	-	3,668,986
RREF	14,298	528,516	547,596	6	547,602	-	547,602	547,602	-	547,602
RRF	24,249	2,935,157	3,120,101	7	3,120,108	-	3,120,108	3,120,108	-	3,120,108
RSRF	87,901	1,162,676	1,265,771	10	1,265,781	-	1,265,781	1,265,781	-	1,265,781
RTEC	21,933	3,812,118	4,035,221	6	4,035,227	-	4,035,227	4,035,227	-	4,035,227
RTEL	27,873	1,777,087	1,839,642	-	1,839,642	2	1,839,640	1,839,640	-	1,839,640
RTF	66,207	20,588,080	20,879,638	44	20,879,682	-	20,879,682	20,879,682	-	20,879,682
RTRF	31,351	3,180,572	3,428,186	19	3,428,205	-	3,428,205	3,428,205	-	3,428,205

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RUF	9,931	412,420	408,759	-	408,759	-	408,759	408,759	-	408,759
RUGB	94,274	3,897,271	3,920,869	-	3,920,869	3	3,920,866	3,920,866	-	3,920,866
RUTL	127,515	3,794,433	3,944,028	-	3,944,028	15	3,944,013	3,944,013	-	3,944,013
RVARS	166,139	4,233,188	4,254,815	-	4,254,815	10	4,254,805	4,254,805	-	4,254,805
RVCMD	29,732	1,788,435	1,855,558	2	1,855,560	-	1,855,560	1,855,560	-	1,855,560
RVF	406,144	56,196,276	57,473,489	-	57,473,489	82	57,473,407	57,473,407	-	57,473,407
RVIDD	13,556	1,081,590	956,252	-	956,252	2	956,250	956,250	-	956,250
RVIMC	-	20	14	2	16	-	16	16	-	16
RVISC	1,666	71,694	61,554	-	61,554	2	61,552	61,552	-	61,552
RVLCG	113,983	5,807,472	6,288,427	-	6,288,427	4	6,288,423	6,288,423	-	6,288,423
RVLCV	103,748	4,673,597	4,850,207	21	4,850,228	-	4,850,228	4,850,228	-	4,850,228
RVLDD	10,267	1,426,356	1,517,631	20	1,517,651	-	1,517,651	1,517,651	-	1,517,651
RVMCG	155,171	6,192,398	7,030,820	25	7,030,845	-	7,030,845	7,030,845	-	7,030,845
RVMCV	160,896	6,437,359	6,955,550	-	6,955,550	3	6,955,547	6,955,547	-	6,955,547
RVMFU	237,342	3,987,205	3,871,040	-	3,871,040	3	3,871,037	3,871,037	-	3,871,037
RVSCG	93,467	5,303,134	5,681,848	-	5,681,848	2	5,681,846	5,681,846	-	5,681,846
RVSCV	38,815	2,274,168	2,317,617	7	2,317,624	-	2,317,624	2,317,624	-	2,317,624
RVSDL	17,865	668,710	627,963	-	627,963	5	627,958	627,958	-	627,958
RVWDL	18,952	1,143,031	1,162,708	-	1,162,708	-	1,162,708	1,162,708	-	1,162,708
SBLD	6,912	91,151	102,231	-	102,231	11	102,220	102,220	-	102,220
SBLJ	28,436	1,696,310	2,060,460	8	2,060,468	-	2,060,468	2,060,468	-	2,060,468
SBLP	301,616	7,919,629	8,297,456	1	8,297,457	-	8,297,457	8,297,457	-	8,297,457
SBLQ	23,070	885,910	860,267	-	860,267	10	860,257	860,257	-	860,257
SBLX	46	1,351	2,051	10	2,061	-	2,061	2,061	-	2,061
SBLY	50,476	976,656	1,301,788	-	1,301,788	10	1,301,778	1,301,778	-	1,301,778
ACC1	201,676	3,248,649	3,253,031	-	3,253,031	7	3,253,024	3,253,024	-	3,253,024
ACGI	137,249	2,677,292	2,569,294	1	2,569,295	-	2,569,295	2,569,295	-	2,569,295
AVBV2	2,510	16,353	14,080	-	14,080	6	14,074	14,074	-	14,074
AVGI	43,081	1,299,182	1,310,941	-	1,310,941	2	1,310,939	1,310,939	-	1,310,939
AVHY1	1,743,523	8,980,627	9,170,930	1	9,170,931	-	9,170,931	9,170,931	-	9,170,931
AVIE	111,517	4,174,221	4,741,695	-	4,741,695	6	4,741,689	4,741,689	-	4,741,689
IVBRA2	814,525	8,372,823	8,381,462	6	8,381,468	-	8,381,468	8,361,239	20,229	8,381,468
IVCPBI	2,867,228	19,115,082	19,869,893	-	19,869,893	2	19,869,891	19,865,535	4,356	19,869,891
IVDDI	445,229	11,320,559	11,451,293	1	11,451,294	-	11,451,294	11,451,294	-	11,451,294
IVGMMI	327,125,109	327,125,117	327,125,109	4	327,125,113	-	327,125,113	326,983,998	141,115	327,125,113
IVGS1	742,086	8,996,430	8,934,720	-	8,934,720	5	8,934,715	8,934,715	-	8,934,715
IVHS	108,296	3,211,643	3,648,506	14	3,648,520	-	3,648,520	3,648,520	-	3,648,520
IVKEI1	423,902	7,312,443	7,600,556	5	7,600,561	-	7,600,561	7,600,561	-	7,600,561

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVMCC2	304,195	3,131,617	3,114,958	-	3,114,958	9	3,114,949	3,114,949	-	3,114,949
IVRE	1,201,103	19,589,957	17,644,207	-	17,644,207	7	17,644,200	17,644,200	-	17,644,200
IVT	290,560	8,926,840	10,619,976	14	10,619,990	-	10,619,990	10,619,990	-	10,619,990
OVCBS	2,781	38,243	49,174	8	49,182	-	49,182	49,182	-	49,182
OVGIS	136,207	3,707,215	4,018,105	10	4,018,115	-	4,018,115	4,018,115	-	4,018,115
OVGSS	362,802	14,881,020	18,633,532	-	18,633,532	18	18,633,514	18,628,609	4,905	18,633,514
OVIGS	5,594,652	13,441,827	17,007,742	5	17,007,747	-	17,007,747	17,007,747	-	17,007,747
OVSBS	270,128	1,345,591	1,350,641	-	1,350,641	4	1,350,637	1,350,637	-	1,350,637
OVTRBS	864,584	7,045,548	7,184,696	-	7,184,696	2	7,184,694	7,184,694	-	7,184,694
WRASP	396,167	3,644,047	4,136,935	5	4,136,940	-	4,136,940	4,136,940	-	4,136,940
WRBDP	1,566,093	9,158,260	9,477,528	-	9,477,528	3	9,477,525	9,477,525	-	9,477,525
WRBP	276,041	2,106,684	2,404,156	1	2,404,157	-	2,404,157	2,404,157	-	2,404,157
WRDIV	9,865	56,344	59,382	-	59,382	9	59,373	59,373	-	59,373
WRENG	234,317	432,825	581,316	-	581,316	3	581,313	581,313	-	581,313
WRGBP	270,904	1,397,195	1,424,387	1	1,424,388	-	1,424,388	1,424,388	-	1,424,388
WRGNR	208,242	606,767	687,281	-	687,281	2	687,279	687,279	-	687,279
WRHIP	7,019,028	21,778,661	23,831,002	10	23,831,012	-	23,831,012	23,831,012	-	23,831,012
WRLTBP	915,956	4,568,700	4,588,299	-	4,588,299	-	4,588,299	4,588,299	-	4,588,299
WRMCG	1,065,880	14,449,454	18,635,844	14	18,635,858	-	18,635,858	18,635,858	-	18,635,858
WRSTP	263,133	8,054,996	9,439,169	-	9,439,169	25	9,439,144	9,439,144	-	9,439,144
WRVP	107,361	605,410	686,980	12	686,992	-	686,992	686,992	-	686,992
JABIN	1,381,265	50,176,876	60,195,537	5	60,195,542	-	60,195,542	60,166,684	28,858	60,195,542
JAEI	571,023	45,086,393	53,796,067	-	53,796,067	17	53,796,050	53,778,848	17,202	53,796,050
JAFBS	1,863,654	24,242,405	26,053,889	9	26,053,898	-	26,053,898	26,053,898	-	26,053,898
JAFRIN	280,369	12,762,106	15,981,046	-	15,981,046	14	15,981,032	15,981,032	-	15,981,032
JAGRIN	106,619	5,695,013	6,783,109	-	6,783,109	1	6,783,108	6,783,108	-	6,783,108
JAGTS	13,347	129,764	273,614	21	273,635	-	273,635	273,635	-	273,635
JAIG	168,657	5,457,700	6,444,386	-	6,444,386	2	6,444,384	6,444,384	-	6,444,384
JARIN	139,312	5,635,526	6,875,048	26	6,875,074	-	6,875,074	6,875,074	-	6,875,074
JIULVV	258,669	4,735,826	4,733,647	-	4,733,647	3	4,733,644	4,733,644	-	4,733,644
JMCVIN	1,434,559	22,075,966	23,010,327	6	23,010,333	-	23,010,333	23,010,333	-	23,010,333
JHEVTN	1,774,006	16,144,687	17,136,898	-	17,136,898	6	17,136,892	17,129,138	7,754	17,136,892
JPIGA2	656,353	10,980,630	12,949,846	-	12,949,846	15	12,949,831	12,949,831	-	12,949,831
JPIIB2	463,826	4,934,473	5,236,590	11	5,236,601	-	5,236,601	5,207,957	28,644	5,236,601
LZREMS	1,398,576	29,259,795	29,551,913	5	29,551,918	-	29,551,918	29,493,978	57,940	29,551,918
LZRGDM	187,753	2,381,637	2,540,294	1	2,540,295	-	2,540,295	2,540,295	-	2,540,295
LZRIES	1,074,770	10,474,546	11,414,060	-	11,414,060	16	11,414,044	11,414,044	-	11,414,044
LZRUSM	304,958	4,734,189	4,961,675	-	4,961,675	16	4,961,659	4,961,659	-	4,961,659

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LPVCAI	113,068	2,998,725	3,396,553	-	3,396,553	6	3,396,547	3,396,547	-	3,396,547
LPVCII	489,955	9,984,867	10,828,003	-	10,828,003	11	10,827,992	10,823,864	4,128	10,827,992
LPVQD2	62,155	778,559	763,262	3	763,265	-	763,265	763,265	-	763,265
LVCLGI	743,705	21,106,352	28,052,549	23	28,052,572	-	28,052,572	27,791,419	261,153	28,052,572
SBVSG2	1,092,037	30,547,358	37,631,604	-	37,631,604	1	37,631,603	37,631,603	-	37,631,603
SBVHY	371,850	2,702,119	2,762,849	-	2,762,849	3	2,762,846	2,762,846	-	2,762,846
LOVBD	2,593,485	31,326,217	32,392,629	6	32,392,635	-	32,392,635	32,392,635	-	32,392,635
LOVCDG	532,403	8,346,529	9,545,994	9	9,546,003	-	9,546,003	9,546,003	-	9,546,003
LOVGI	80,488	2,534,373	2,812,244	2	2,812,246	-	2,812,246	2,812,246	-	2,812,246
MNCPS	1,174,691	17,538,731	21,137,971	-	21,137,971	4	21,137,967	21,137,967	-	21,137,967
MEGSS	214,278	12,701,962	15,048,753	-	15,048,753	4	15,048,749	15,048,749	-	15,048,749
MNDSC	208,032	4,295,971	4,911,643	7	4,911,650	-	4,911,650	4,911,650	-	4,911,650
MVFSC	318,538	5,925,242	6,358,014	-	6,358,014	-	6,358,014	6,358,014	-	6,358,014
DTRTFY	3,284,585	33,433,719	33,469,916	-	33,469,916	3	33,469,913	33,469,913	-	33,469,913
GVEXD	5,034,869	98,090,522	112,781,069	20	112,781,089	-	112,781,089	112,760,313	20,776	112,781,089
GVIXY	7,154,643	67,546,919	74,622,926	1	74,622,927	-	74,622,927	74,613,903	9,024	74,622,927
MCIFD	1,099,223	22,343,029	25,249,144	10	25,249,154	-	25,249,154	25,241,893	7,261	25,249,154
NJMMAY	25,806	251,211	260,129	3	260,132	-	260,132	260,132	-	260,132
NVBXD	2,126,080	23,881,842	23,812,092	-	23,812,092	7	23,812,085	23,812,085	-	23,812,085
NVDCAP	34,221	576,634	624,198	11	624,209	-	624,209	624,209	-	624,209
NVFIY	130,980	1,471,219	1,459,119	-	1,459,119	7	1,459,112	1,459,112	-	1,459,112
NVGEY	111,111	1,166,669	1,427,783	-	1,427,783	11	1,427,772	1,427,772	-	1,427,772
NVIDMP	197,347	2,213,176	2,372,114	-	2,372,114	7	2,372,107	2,372,107	-	2,372,107
NVMIVX	98,839	902,252	1,063,505	-	1,063,505	6	1,063,499	1,063,499	-	1,063,499
NVMMV1	222,339	1,782,100	1,718,683	4	1,718,687	-	1,718,687	1,718,687	-	1,718,687
NVNSR1	251,200	3,210,969	3,536,892	-	3,536,892	3	3,536,889	3,536,889	-	3,536,889
NVSIXD	8,050,968	66,279,517	74,551,968	14	74,551,982	-	74,551,982	74,540,857	11,125	74,551,982
SAMY	126,863,446	126,863,446	126,863,446	1	126,863,447	-	126,863,447	126,760,100	103,347	126,863,447
TRF	196,344	4,284,402	4,619,971	1	4,619,972	-	4,619,972	4,619,972	-	4,619,972
AMCG	125,049	3,900,210	4,976,934	12	4,976,946	-	4,976,946	4,976,946	-	4,976,946
AMRI	233,755	3,018,040	3,599,825	9	3,599,834	-	3,599,834	3,599,834	-	3,599,834
AMSRS	73,117	1,894,619	2,243,970	5	2,243,975	-	2,243,975	2,243,975	-	2,243,975
AMTB	581,279	6,013,047	6,208,063	-	6,208,063	11	6,208,052	6,208,052	-	6,208,052
NBARMS	68,903	709,560	710,385	1	710,386	-	710,386	710,386	-	710,386
HVDCT	64,251	617,789	723,465	1	723,466	-	723,466	723,466	-	723,466
NO7TB	690	7,882	8,756	-	8,756	5	8,751	8,751	-	8,751
NO7TB3	61,457	740,545	767,598	1	767,599	-	767,599	767,599	-	767,599
NOTAG1	5,344	66,939	89,349	-	89,349	3	89,346	89,346	-	89,346

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NOTAG2	13,571	211,904	224,192	-	224,192	3	224,189	224,189	-	224,189
NOTB1	12,489	150,611	148,118	-	148,118	3	148,115	148,115	-	148,115
NOTB2	80,910	928,249	954,736	7	954,743	-	954,743	954,743	-	954,743
NOTBBA	1,035,297	9,621,121	9,452,261	7	9,452,268	-	9,452,268	9,452,268	-	9,452,268
NOTBE2	24,896	310,380	330,620	2	330,622	-	330,622	330,622	-	330,622
NOTC2	81,707	954,560	1,045,037	-	1,045,037	4	1,045,033	1,045,033	-	1,045,033
NOTG1	2,415,451	27,357,439	28,550,636	-	28,550,636	2	28,550,634	28,550,634	-	28,550,634
NOTG2	61,023	700,451	717,630	-	717,630	2	717,628	717,628	-	717,628
NOTGR1	80,417	1,063,324	1,357,441	-	1,357,441	3	1,357,438	1,357,438	-	1,357,438
NOTGR2	31,248	475,093	516,222	8	516,230	-	516,230	516,230	-	516,230
NOTMD1	55,933	615,899	775,788	-	775,788	5	775,783	775,783	-	775,783
NOTMD2	131,637	1,592,747	1,754,717	-	1,754,717	4	1,754,713	1,754,713	-	1,754,713
NOTMG1	90,728	1,060,979	1,115,048	-	1,115,048	7	1,115,041	1,115,041	-	1,115,041
NOTMG2	77,403	898,852	948,187	-	948,187	2	948,185	948,185	-	948,185
NOTMR1	32,590	398,340	450,074	-	450,074	7	450,067	450,067	-	450,067
NOVPB1	577,581	5,025,828	4,741,938	-	4,741,938	5	4,741,933	4,741,933	-	4,741,933
NOVPDI	81,130	1,154,688	1,055,497	12	1,055,509	-	1,055,509	1,031,865	23,644	1,055,509
NOVPI2	50,473	486,473	457,790	-	457,790	-	457,790	457,790	-	457,790
NOVPM	56,089	1,419,986	1,421,868	-	1,421,868	12	1,421,856	1,397,959	23,897	1,421,856
PMUBAM	933,135	9,714,560	9,881,894	4	9,881,898	-	9,881,898	9,881,898	-	9,881,898
PMVAAA	1,145,688	11,730,260	12,682,765	-	12,682,765	7	12,682,758	12,682,758	-	12,682,758
PMVAAI	50,920	499,441	570,308	-	570,308	-	570,308	570,308	-	570,308
PMVEBA	2,045,307	25,729,789	27,488,925	-	27,488,925	17	27,488,908	27,488,908	-	27,488,908
PMVFBA	584,645	5,879,087	6,156,311	-	6,156,311	3	6,156,308	6,156,308	-	6,156,308
PMVFHA	3,427,089	38,226,162	38,520,476	-	38,520,476	7	38,520,469	38,455,807	64,662	38,520,469
PMVGBA	301,367	3,456,545	3,673,659	-	3,673,659	10	3,673,649	3,673,649	-	3,673,649
PMVHYA	4,813,350	37,560,480	38,554,930	8	38,554,938	-	38,554,938	38,540,417	14,521	38,554,938
PMVID	12,288,808	130,570,217	135,299,776	-	135,299,776	-	135,299,776	135,261,739	38,037	135,299,776
PMVLDA	3,131,193	32,079,110	32,501,781	-	32,501,781	3	32,501,778	32,501,778	-	32,501,778
PMVLGA	1,078,458	16,305,980	15,928,829	-	15,928,829	4	15,928,825	15,928,825	-	15,928,825
PMVRRA	2,176,416	29,012,018	30,295,716	-	30,295,716	7	30,295,709	30,295,709	-	30,295,709
PMVRSA	1,502,807	8,352,123	9,091,985	-	9,091,985	2	9,091,983	9,025,188	66,795	9,091,983
PMVTRA	12,697,796	139,596,492	147,167,457	-	147,167,457	2	147,167,455	146,965,340	202,115	147,167,455
PVGCBA	253,161	2,504,834	2,551,859	10	2,551,869	-	2,551,869	2,551,869	-	2,551,869
PVGDAA	1,002	9,889	10,639	4	10,643	-	10,643	10,643	-	10,643
PVGMAA	202,646	2,414,120	2,664,799	10	2,664,809	-	2,664,809	2,664,809	-	2,664,809
PVSTA	5,320,578	54,966,947	55,440,419	12	55,440,431	-	55,440,431	55,434,867	5,564	55,440,431
PROA30	32,071	2,259,014	2,433,253	-	2,433,253	10	2,433,243	2,433,243	-	2,433,243

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROAHY	60,888	1,613,787	1,650,078	-	1,650,078	8	1,650,070	1,650,070	-	1,650,070
PROBIO	46,817	3,888,760	3,845,119	-	3,845,119	16	3,845,103	3,845,103	-	3,845,103
PROBL	364,558	20,255,990	21,647,453	-	21,647,453	16	21,647,437	21,647,437	-	21,647,437
PROBM	75,692	4,669,365	5,250,024	-	5,250,024	1	5,250,023	5,250,023	-	5,250,023
PROBNK	50,787	1,146,843	1,207,202	4	1,207,206	-	1,207,206	1,207,206	-	1,207,206
PROBR	33,507	686,921	656,411	1	656,412	-	656,412	656,412	-	656,412
PROCG	41,690	2,427,172	2,592,689	7	2,592,696	-	2,592,696	2,592,696	-	2,592,696
PROCS	41,134	2,948,601	3,132,349	4	3,132,353	-	3,132,353	3,132,353	-	3,132,353
PROE30	31,607	654,327	656,170	3	656,173	-	656,173	656,173	-	656,173
PROEM	200,834	6,881,771	7,358,574	-	7,358,574	5	7,358,569	7,358,569	-	7,358,569
PROFIN	70,258	2,839,028	2,923,423	-	2,923,423	5	2,923,418	2,923,418	-	2,923,418
PROFUD	26,039	463,488	478,331	-	478,331	1	478,330	478,330	-	478,330
PROGMM	5,914,224	5,914,228	5,914,224	-	5,914,224	7	5,914,217	5,914,217	-	5,914,217
PROGVP	35,530	1,081,915	1,085,456	1	1,085,457	-	1,085,457	1,085,457	-	1,085,457
PROHC	54,463	3,900,664	4,109,758	14	4,109,772	-	4,109,772	4,109,772	-	4,109,772
PROIND	45,845	3,948,093	4,157,197	-	4,157,197	1	4,157,196	4,157,196	-	4,157,196
PROINT	8,233	167,607	168,946	-	168,946	1	168,945	168,945	-	168,945
PROJP	65,314	3,911,914	4,157,237	4	4,157,241	-	4,157,241	4,157,241	-	4,157,241
PROLCG	82,888	5,925,216	6,401,411	12	6,401,423	-	6,401,423	6,401,423	-	6,401,423
PROLCV	26,100	991,497	1,057,067	11	1,057,078	-	1,057,078	1,057,078	-	1,057,078
PROMC	115,963	2,030,782	2,104,724	-	2,104,724	8	2,104,716	2,104,716	-	2,104,716
PROMCG	68,877	2,940,757	3,284,077	-	3,284,077	13	3,284,064	3,284,064	-	3,284,064
PROMCV	18,657	686,492	734,333	-	734,333	1	734,332	734,332	-	734,332
PRON	743,576	50,994,189	52,593,129	-	52,593,129	21	52,593,108	52,593,108	-	52,593,108
PRONET	150,053	8,426,675	8,785,603	-	8,785,603	18	8,785,585	8,785,585	-	8,785,585
PROOG	115,883	2,384,162	2,176,287	3	2,176,290	-	2,176,290	2,176,290	-	2,176,290
PROPHR	50,342	1,833,876	1,940,180	2	1,940,182	-	1,940,182	1,940,182	-	1,940,182
PROPM	120,439	3,986,715	3,720,367	6	3,720,373	-	3,720,373	3,720,373	-	3,720,373
PRORE	16,326	942,936	949,341	1	949,342	-	949,342	949,342	-	949,342
PRORRO	20,546	559,247	570,767	3	570,770	-	570,770	570,770	-	570,770
PROSC	291,580	10,676,822	11,610,700	-	11,610,700	3	11,610,697	11,610,697	-	11,610,697
PROSCG	75,791	2,576,525	2,770,907	-	2,770,907	10	2,770,897	2,770,897	-	2,770,897
PROSCN	57,553	4,242,903	4,749,289	-	4,749,289	10	4,749,279	4,749,279	-	4,749,279
PROSCV	78,397	3,023,387	3,325,607	10	3,325,617	-	3,325,617	3,325,617	-	3,325,617
PROSEM	1,196	28,877	27,743	3	27,746	-	27,746	27,746	-	27,746
PROSIN	6,578	199,669	190,946	-	190,946	-	190,946	190,946	-	190,946
PROSMC	743	16,447	14,953	-	14,953	2	14,951	14,951	-	14,951
PROSN	20,660	392,649	376,429	1	376,430	-	376,430	376,430	-	376,430

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROSSC	11,982	366,448	330,836	-	330,836	-	330,836	330,836	-	330,836
PROTEC	85,384	5,895,473	6,433,681	-	6,433,681	18	6,433,663	6,433,663	-	6,433,663
PROTEL	20,735	646,051	668,708	2	668,710	-	668,710	668,710	-	668,710
PROUB	123,901	3,249,665	3,637,728	-	3,637,728	5	3,637,723	3,637,723	-	3,637,723
PROUMC	21,850	930,429	1,101,687	-	1,101,687	1	1,101,686	1,101,686	-	1,101,686
PROUN	229,889	20,957,044	21,349,813	64	21,349,877	-	21,349,877	21,349,877	-	21,349,877
PROUSC	113,154	2,209,540	2,626,304	17	2,626,321	-	2,626,321	2,626,321	-	2,626,321
PROUSN	5,009	116,730	107,350	2	107,352	-	107,352	107,352	-	107,352
PROUTL	79,648	2,967,116	2,976,461	-	2,976,461	8	2,976,453	2,976,453	-	2,976,453
PVAGIB	172,308	1,533,802	1,555,937	-	1,555,937	4	1,555,933	1,555,933	-	1,555,933
PVAR5B	319,930	3,129,485	2,972,152	2	2,972,154	-	2,972,154	2,972,154	-	2,972,154
PVDIB	916,294	5,004,678	5,232,038	1	5,232,039	-	5,232,039	5,232,039	-	5,232,039
PVEIB	555,809	12,292,049	14,178,698	-	14,178,698	1	14,178,697	14,178,697	-	14,178,697
PVHYB	1,948,360	11,737,894	12,138,283	4	12,138,287	-	12,138,287	12,138,287	-	12,138,287
PVIB	1,189,384	13,582,443	13,630,345	8	13,630,353	-	13,630,353	13,630,353	-	13,630,353
PVIGIB	43,281	382,268	442,760	-	442,760	5	442,755	442,755	-	442,755
PVNOB	24,365	904,464	1,078,874	-	1,078,874	2	1,078,872	1,078,872	-	1,078,872
RWMVI	1,211,088	11,882,507	12,413,647	-	12,413,647	7	12,413,640	12,413,640	-	12,413,640
RWMVN	304,391	2,879,584	3,110,881	-	3,110,881	6	3,110,875	3,090,025	20,850	3,110,875
ROCMC	434,503	4,364,129	5,174,931	4	5,174,935	-	5,174,935	5,174,935	-	5,174,935
ROCSC	1,099,163	8,754,284	8,144,800	1	8,144,801	-	8,144,801	8,144,801	-	8,144,801
RLVGRE	27,008	404,277	388,104	-	388,104	2	388,102	388,102	-	388,102
RLVIDM	10,545	115,213	128,439	-	128,439	5	128,434	128,434	-	128,434
RLVLBS	56,602	561,570	580,739	3	580,742	-	580,742	580,742	-	580,742
RLVLEG	30,270	263,698	287,564	-	287,564	11	287,553	287,553	-	287,553
RLVLMS	28,949	292,048	303,386	-	303,386	4	303,382	303,382	-	303,382
RLVSB	24,234	252,096	263,661	-	263,661	3	263,658	263,658	-	263,658
RLVUSC	1,766	26,433	27,813	-	27,813	3	27,810	27,810	-	27,810
RLVUSE	11,176	188,904	218,832	11	218,843	-	218,843	218,843	-	218,843
TRBCG2	2,098,669	77,891,916	101,743,461	-	101,743,461	6	101,743,455	101,707,968	35,487	101,743,455
TREI2	651,694	16,675,724	17,009,208	2	17,009,210	-	17,009,210	17,009,210	-	17,009,210
TRHS2	621,392	30,709,720	36,015,866	29	36,015,895	-	36,015,895	35,726,370	289,525	36,015,895
TRLT2	2,998,911	14,657,037	14,934,575	1	14,934,576	-	14,934,576	14,934,576	-	14,934,576
TAVV	41,444	630,898	632,843	7	632,850	-	632,850	632,850	-	632,850
TPVCGP	181,751	2,048,180	2,117,402	2	2,117,404	-	2,117,404	2,117,404	-	2,117,404
TPVSGP	106,501	1,184,709	1,272,690	6	1,272,696	-	1,272,696	1,272,696	-	1,272,696
VVGGS	925,382	10,948,728	10,808,460	-	10,808,460	11	10,808,449	10,808,449	-	10,808,449
VWBF	215,085	1,830,190	1,899,197	-	1,899,197	4	1,899,193	1,899,193	-	1,899,193

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VWEM	2,238,753	32,662,022	37,812,532	13	37,812,545	-	37,812,545	37,812,545	-	37,812,545
VWHA	269,756	4,738,399	6,064,123	-	6,064,123	8	6,064,115	6,064,115	-	6,064,115
VVB	6,292,324	144,584,073	161,586,878	16	161,586,894	-	161,586,894	161,582,358	4,536	161,586,894
VVCA	771,842	20,440,375	21,920,321	-	21,920,321	3	21,920,318	21,920,318	-	21,920,318
VVCG	1,125,022	41,911,956	50,862,260	31	50,862,291	-	50,862,291	50,862,291	-	50,862,291
VVDV	1,734,124	22,025,455	23,826,862	10	23,826,872	-	23,826,872	23,814,865	12,007	23,826,872
VVEI	6,729,085	144,769,459	155,239,993	-	155,239,993	9	155,239,984	155,207,831	32,153	155,239,984
VVEIX	5,774,343	241,136,226	310,428,675	4	310,428,679	-	310,428,679	310,383,095	45,584	310,428,679
VVG	3,273,536	84,684,276	117,650,897	16	117,650,913	-	117,650,913	117,412,454	238,459	117,650,913
VVGBI	638,602	13,929,811	14,304,676	-	14,304,676	3	14,304,673	14,304,673	-	14,304,673
VVHGB	35,189,394	422,783,872	450,776,137	-	450,776,137	3	450,776,134	450,567,799	208,335	450,776,134
VVHYB	8,119,126	62,563,581	65,927,302	11	65,927,313	-	65,927,313	65,918,041	9,272	65,927,313
VVI	5,027,466	138,204,073	219,046,691	11	219,046,702	-	219,046,702	219,025,913	20,789	219,046,702
VVMA	412,881	11,968,829	13,397,979	-	13,397,979	10	13,397,969	13,397,969	-	13,397,969
VVMCI	5,405,002	117,219,974	139,286,907	-	139,286,907	1	139,286,906	139,270,150	16,756	139,286,906
VVREI	6,799,517	83,889,736	84,517,994	18	84,518,012	-	84,518,012	84,397,324	120,688	84,518,012
VVSCG	1,433,496	30,159,502	35,106,313	-	35,106,313	14	35,106,299	35,105,323	976	35,106,299
VVSTC	26,731,605	285,013,478	297,255,449	10	297,255,459	-	297,255,459	297,074,050	181,409	297,255,459
VVTISI	2,359,367	46,409,399	54,218,250	9	54,218,259	-	54,218,259	54,218,259	-	54,218,259
VVTSM	6,685,083	252,863,292	324,627,611	14	324,627,625	-	324,627,625	324,476,528	151,097	324,627,625
VRVDIA	108,642	1,347,317	1,572,050	-	1,572,050	7	1,572,043	1,572,043	-	1,572,043
VRVDRA	318,743	5,851,752	5,644,940	1	5,644,941	-	5,644,941	5,644,941	-	5,644,941
VRVNMA	1,552,261	14,594,188	14,855,134	-	14,855,134	1	14,855,133	14,855,133	-	14,855,133
SVDF	259,439	9,409,271	12,642,457	-	12,642,457	16	12,642,441	12,642,441	-	12,642,441
SVOF	33,324	853,902	987,401	1	987,402	-	987,402	987,402	-	987,402
MGRFV	1,930,144	22,362,003	23,567,061	-	23,567,061	2	23,567,059	23,438,636	128,423	23,567,059

Total (unaudited)			$8,030,912,452	$239,081	$8,031,151,533	$1,507	$8,031,150,026	$8,027,469,986	$3,680,040	$8,031,150,026

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	APTGBS	AASCO	ALCAI2	ALCGI2	ALMGI2	ABIGB	ABSCGB
Reinvested dividends	$125,959,646	1,437,891	170	-	28,731	-	6,509	-
Mortality and expense risk charges (note 2)	(8,725,471)	-	(114)	(1,160)	(626)	(1,076)	-	-

Net investment income (loss)	117,234,175	1,437,891	56	(1,160)	28,105	(1,076)	6,509	-

Realized gain (loss) on investments	63,324,749	2,558,611	77,074	(782,718)	2,639,105	388,352	11,081	3,583
Change in unrealized gain (loss) on investments	489,949,920	(1,494,218)	(19,608)	4,927,031	900,433	1,414,563	103,528	343,265

Net gain (loss) on investments	553,274,669	1,064,393	57,466	4,144,313	3,539,538	1,802,915	114,609	346,848

Reinvested capital gains	158,992,632	13,352	1,142	3,462,356	2,568,735	1,252,206	50,821	66,232

Net increase (decrease) in contract owners’ equity resulting from operations	$829,501,476	2,515,636	58,664	7,605,509	6,136,378	3,054,045	171,939	413,080

Investment Activity:	ABTGB	ALVDAB	ALVGIA	ALVIVB	ALVSVB	AAEIP3	AAGEA2	ABEAA2
Reinvested dividends	$12,078	4,709	210,603	25,863	77,635	200,792	108,187	287,020
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	12,078	4,709	210,603	25,863	77,635	200,792	108,187	287,020

Realized gain (loss) on investments	108,124	37	(1,275,908)	(72,231)	(1,824,557)	(1,851,487)	(107,299)	(140,888)
Change in unrealized gain (loss) on investments	562,239	10,896	381,696	141,650	1,879,138	(1,653,842)	524,370	898,137

Net gain (loss) on investments	670,363	10,933	(894,212)	69,419	54,581	(3,505,329)	417,071	757,249

Reinvested capital gains	254,181	-	717,304	-	478,246	-	120,031	183,755

Net increase (decrease) in contract owners’ equity resulting from operations	$936,622	15,642	33,695	95,282	610,462	(3,304,537)	645,289	1,228,024

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACEAA2	AGEAA2	ARLPE3	AUGEA2	ACVB	ACVI	ACVIG	ACVIP2
Reinvested dividends	$108,865	135,348	131,582	88,740	140,433	13,167	246,015	197,450
Mortality and expense risk charges (note 2)	-	-	-	-	-	(68)	(16)	-

Net investment income (loss)	108,865	135,348	131,582	88,740	140,433	13,099	245,999	197,450

Realized gain (loss) on investments	289,708	(405,052)	(30,875)	(254,124)	361,343	167,986	(536,797)	610,337
Change in unrealized gain (loss) on investments	82,445	666,700	(77,924)	350,198	660,354	615,689	1,631,224	540,450

Net gain (loss) on investments	372,153	261,648	(108,799)	96,074	1,021,697	783,675	1,094,427	1,150,787

Reinvested capital gains	34,832	193,630	18,624	49,825	379,600	39,712	471,450	-

Net increase (decrease) in contract owners’ equity resulting from operations	$515,850	590,626	41,407	234,639	1,541,730	836,486	1,811,876	1,348,237

Investment Activity:	ACVLVI	ACVMV1	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4	AMVCB4
Reinvested dividends	$40,754	118,236	-	191,853	651,508	361,832	505,879	168,079
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	40,754	118,236	-	191,853	651,508	361,832	505,879	168,079

Realized gain (loss) on investments	(111,467)	(112,224)	1,148,333	(540,814)	143,928	(1,317,972)	567,931	(109,417)
Change in unrealized gain (loss) on investments	53,683	(60,161)	3,642,075	(173,101)	4,203,514	2,414,952	538,325	332,575

Net gain (loss) on investments	(57,784)	(172,385)	4,790,408	(713,915)	4,347,442	1,096,980	1,106,256	223,158

Reinvested capital gains	17,075	-	748,841	221,926	195,224	255,446	193,657	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45	(54,149)	5,539,249	(300,136)	5,194,174	1,714,258	1,805,792	391,237

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4	AMVI4
Reinvested dividends	$47,069	8,427	370,032	129,200	3,803	65,305	970,581	132,093
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	47,069	8,427	370,032	129,200	3,803	65,305	970,581	132,093

Realized gain (loss) on investments	70,625	753,699	(737,572)	2,481,092	44,498	(271,768)	168,316	288,055
Change in unrealized gain (loss) on investments	131,649	1,271,687	3,251,210	23,463,702	1,054,131	566,825	81,135	3,968,438

Net gain (loss) on investments	202,274	2,025,386	2,513,638	25,944,794	1,098,629	295,057	249,451	4,256,493

Reinvested capital gains	54,613	132,358	805,595	1,503,685	183,750	142,568	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$303,956	2,166,171	3,689,265	27,577,679	1,286,182	502,930	1,220,032	4,388,586

Investment Activity:	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVGIP2	AVPAP2	AVRBP2	AVRGP2
Reinvested dividends	$95,026	123,376	14,640	386,094	889	92,908	40,187	1,241
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	95,026	123,376	14,640	386,094	889	92,908	40,187	1,241

Realized gain (loss) on investments	(6,186)	220,268	(379,830)	608,451	39	(15,593)	(69,145)	44,148
Change in unrealized gain (loss) on investments	943,372	208,738	10,516,200	(180,926)	1,221	130,808	(70,616)	4,784

Net gain (loss) on investments	937,186	429,006	10,136,370	427,525	1,260	115,215	(139,761)	48,932

Reinvested capital gains	-	20,801	409,770	489,803	2,781	241,944	72,471	7,717

Net increase (decrease) in contract owners’ equity resulting from operations	$1,032,212	573,183	10,560,780	1,303,422	4,930	450,067	(27,103)	57,890

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AVRIP2	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVCA3
Reinvested dividends	$471	144,288	622,678	180,947	20,220	10,996	520,332	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	471	144,288	622,678	180,947	20,220	10,996	520,332	-

Realized gain (loss) on investments	(127)	(215,810)	193,573	(2,944,689)	191,793	(18,018)	(173,323)	2,891
Change in unrealized gain (loss) on investments	360	(17,037)	811,883	2,050,931	360,039	19,992	516,364	7,657

Net gain (loss) on investments	233	(232,847)	1,005,456	(893,758)	551,832	1,974	343,041	10,548

Reinvested capital gains	321	-	-	328,349	299,836	37,400	51,158	1,953

Net increase (decrease) in contract owners’ equity resulting from operations	$1,025	(88,559)	1,628,134	(384,462)	871,888	50,370	914,531	12,501

Investment Activity:	BRVED3	BRVHY3	BRVTR3	BRVUG3	BVLCC3	BVLCV3	BVLFG3	MLVGA3
Reinvested dividends	$283,018	1,591,556	359,810	109,526	47,095	66,652	-	246,532
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	283,018	1,591,556	359,810	109,526	47,095	66,652	-	246,532

Realized gain (loss) on investments	(634,058)	1,450,585	851,114	501,459	65,115	(156,188)	2,883,282	442,323
Change in unrealized gain (loss) on investments	794,270	574,707	(747,142)	(10,301)	373,659	364,484	680,414	1,775,700

Net gain (loss) on investments	160,212	2,025,292	103,972	491,158	438,774	208,296	3,563,696	2,218,023

Reinvested capital gains	536,941	-	1,033,475	-	491,133	55,013	1,247,388	1,190,331

Net increase (decrease) in contract owners’ equity resulting from operations	$980,171	3,616,848	1,497,257	600,684	977,002	329,961	4,811,084	3,654,886

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DSIF	DSRG	DVSCS	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1
Reinvested dividends	$611,631	31,662	330,994	61,776	-	-	171,240	-
Mortality and expense risk charges (note 2)	(67,501)	(366)	-	-	(328)	-	-	-

Net investment income (loss)	544,130	31,296	330,994	61,776	(328)	-	171,240	-

Realized gain (loss) on investments	803,996	300,586	(6,418,545)	24,005	529,812	(94,855)	(113,689)	(159,828)
Change in unrealized gain (loss) on investments	1,513,840	1,174,270	6,691,165	389,974	5,075,513	733,901	122,260	379,314

Net gain (loss) on investments	2,317,836	1,474,856	272,620	413,979	5,605,325	639,046	8,571	219,486

Reinvested capital gains	2,655,746	34,359	1,884,729	127,478	1,615,768	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,517,712	1,540,511	2,488,343	603,233	7,220,765	639,046	179,811	219,486

Investment Activity:	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF
Reinvested dividends	$104,188	74,494	688,679	35,544	736,142	1,310,218	2,097,594	522,362
Mortality and expense risk charges (note 2)	-	-	(125,367)	(300,161)	(223,795)	(158,244)	(225,634)	(225,789)

Net investment income (loss)	104,188	74,494	563,312	(264,617)	512,347	1,151,974	1,871,960	296,573

Realized gain (loss) on investments	(262,835)	(1,464,503)	(281,921)	(666,909)	1,293,273	(1,120,749)	(2,533,306)	67,023
Change in unrealized gain (loss) on investments	183,779	812,503	5,772,757	2,462,853	4,614,417	4,184,644	(1,588,168)	(94,765)

Net gain (loss) on investments	(79,056)	(652,000)	5,490,836	1,795,944	5,907,690	3,063,895	(4,121,474)	(27,742)

Reinvested capital gains	-	424,734	104,423	-	796,140	1,154,055	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,132	(152,772)	6,158,571	1,531,327	7,216,177	5,369,924	(2,249,514)	268,831

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2
Reinvested dividends	$2,908,484	1,445,553	1,773,664	721,707	-	204,502	287,602	21,762
Mortality and expense risk charges (note 2)	(347,109)	(207,063)	-	-	-	-	-	-

Net investment income (loss)	2,561,375	1,238,490	1,773,664	721,707	-	204,502	287,602	21,762

Realized gain (loss) on investments	1,403,162	(4,440,337)	(2,744,684)	(562,581)	87,370	315,876	261,463	747,421
Change in unrealized gain (loss) on investments	(8,669,140)	7,173,654	1,186,876	737,707	1,254,346	(545,681)	3,487,710	6,470,360

Net gain (loss) on investments	(7,265,978)	2,733,317	(1,557,808)	175,126	1,341,716	(229,805)	3,749,173	7,217,781

Reinvested capital gains	-	-	-	-	489,967	-	301,691	147,752

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,704,603)	3,971,807	215,856	896,833	1,831,683	(25,303)	4,338,466	7,387,295

Investment Activity:	FDCA2	FDSCS2	FEI2	FG2	FGI2	FGO2	FHI2	FIGBP2
Reinvested dividends	$26	34,725	114,858	7,417	48,965	-	481,416	1,455,756
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	26	34,725	114,858	7,417	48,965	-	481,416	1,455,756

Realized gain (loss) on investments	8	(170,119)	(130,387)	1,757,858	(219,512)	3,451,261	(390,031)	1,297,492
Change in unrealized gain (loss) on investments	17,741	1,831,250	633,637	3,088,166	280,389	11,787,252	229,517	2,003,260

Net gain (loss) on investments	17,749	1,661,131	503,250	4,846,024	60,877	15,238,513	(160,514)	3,300,752

Reinvested capital gains	828	-	173,769	1,746,400	123,601	2,073,359	-	19,764

Net increase (decrease) in contract owners’ equity resulting from operations	$18,603	1,695,856	791,877	6,599,841	233,443	17,311,872	320,902	4,776,272

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FMC2	FNRS2	FO2	FRESS2	FV2	FVF202	FVF502	FVF602
Reinvested dividends	$25,336	9,061	15,745	160,224	37,296	189	3,373	7,391
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	25,336	9,061	15,745	160,224	37,296	189	3,373	7,391

Realized gain (loss) on investments	(263,300)	(84,828)	137,085	(496,149)	(450,097)	9	5,153	(43,571)
Change in unrealized gain (loss) on investments	1,439,681	73,643	796,281	(1,044,037)	161,688	1,203	26,949	111,590

Net gain (loss) on investments	1,176,381	(11,185)	933,366	(1,540,186)	(288,409)	1,212	32,102	68,019

Reinvested capital gains	-	-	30,804	439,106	162,876	124	7,898	22,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,717	(2,124)	979,915	(940,856)	(88,237)	1,525	43,373	97,987

Investment Activity:	FVF702	FVFI2	FVICA2	FVSIS2	FVSS2	FVTV2	FEOVF	FTVGI2
Reinvested dividends	$13	84,423	38,253	1,151,720	208	4,378	1,114,974	3,329,270
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	13	84,423	38,253	1,151,720	208	4,378	1,114,974	3,329,270

Realized gain (loss) on investments	-	184,326	903,745	(34,377)	(18)	13	(1,418,656)	(4,385,292)
Change in unrealized gain (loss) on investments	199	140,332	3,891,677	1,505,330	541	18,324	733,874	(1,473,299)

Net gain (loss) on investments	199	324,658	4,795,422	1,470,953	523	18,337	(684,782)	(5,858,591)

Reinvested capital gains	38	48,993	681,586	358,979	1,072	7,997	1,971,145	-

Net increase (decrease) in contract owners’ equity resulting from operations	$250	458,074	5,515,261	2,981,652	1,803	30,712	2,401,337	(2,529,321)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVGMNS	GVMSA
Reinvested dividends	$81,725	1,210,128	55,784	90,456	778,745	443,424	463	66,863
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	81,725	1,210,128	55,784	90,456	778,745	443,424	463	66,863

Realized gain (loss) on investments	(72,625)	(879,783)	(215,476)	(479,452)	(167,877)	99,852	6	(4,339)
Change in unrealized gain (loss) on investments	(494,283)	(381,302)	(138,546)	852,619	83,850	(29,852)	3,888	266,951

Net gain (loss) on investments	(566,908)	(1,261,085)	(354,022)	373,167	(84,027)	70,000	3,894	262,612

Reinvested capital gains	262,541	17,141	77,555	383,612	-	-	2,399	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(222,642)	(33,816)	(220,683)	847,235	694,718	513,424	6,756	329,475

Investment Activity:	GVFRB	GVLCVB	GVR2XS	GVRUGM	GVTRBE	RAF	RBF	RBKF
Reinvested dividends	$948,752	637	3,931	1,009	1,211,960	2,021	-	31,279
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(46)	-

Net investment income (loss)	948,752	637	3,931	1,009	1,211,960	2,021	(46)	31,279

Realized gain (loss) on investments	(1,845,944)	(34)	1,731,899	1	1,110,319	(447,750)	248,641	174,557
Change in unrealized gain (loss) on investments	418,769	(2,882)	429,755	-	6,071,811	10,361	124,229	31,576

Net gain (loss) on investments	(1,427,175)	(2,916)	2,161,654	1	7,182,130	(437,389)	372,870	206,133

Reinvested capital gains	-	2,167	-	96	-	-	293,777	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(478,423)	(112)	2,165,585	1,106	8,394,090	(435,368)	666,601	237,412

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RHYS
Reinvested dividends	$17,381	77,736	-	37,351	6,581	25,159	-	135,168
Mortality and expense risk charges (note 2)	-	-	(343)	-	-	-	(12)	-

Net investment income (loss)	17,381	77,736	(343)	37,351	6,581	25,159	(12)	135,168

Realized gain (loss) on investments	296,122	344,772	1,037,262	(493,576)	(258,850)	(397,350)	253,778	(379,786)
Change in unrealized gain (loss) on investments	84,836	(69,034)	255,050	(140,016)	27,708	(2,030)	67,291	133,333

Net gain (loss) on investments	380,958	275,738	1,292,312	(633,592)	(231,142)	(399,380)	321,069	(246,453)

Reinvested capital gains	11,128	121,536	43,184	-	-	94,734	64,127	10,850

Net increase (decrease) in contract owners’ equity resulting from operations	$409,467	475,010	1,335,153	(596,241)	(224,561)	(279,487)	385,184	(100,435)

Investment Activity:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	4,906	906	1,261	-	2,216	-	131,988
Mortality and expense risk charges (note 2)	(323)	-	-	-	-	-	-	-

Net investment income (loss)	(323)	4,906	906	1,261	-	2,216	-	131,988

Realized gain (loss) on investments	1,631,018	13,147	40,951	(34,937)	210,744	798,958	303,431	2,856,862
Change in unrealized gain (loss) on investments	112,937	(20,339)	(50,357)	53,769	391,601	1,738	187,245	(415,256)

Net gain (loss) on investments	1,743,955	(7,192)	(9,406)	18,832	602,345	800,696	490,676	2,441,606

Reinvested capital gains	79,544	-	-	-	33,270	8,260	2,106	1,548,391

Net increase (decrease) in contract owners’ equity resulting from operations	$1,823,176	(2,286)	(8,500)	20,093	635,615	811,172	492,782	4,121,985

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$83,859	187,925	16,701	-	13,483	-	5,915	129,855
Mortality and expense risk charges (note 2)	(212)	(292)	-	-	-	-	-	(294)

Net investment income (loss)	83,647	187,633	16,701	-	13,483	-	5,915	129,561

Realized gain (loss) on investments	4,493,256	180,582	(720,327)	739,398	(353,429)	1,019,204	(245,452)	(2,362,411)
Change in unrealized gain (loss) on investments	425,515	(399,382)	(1,226)	177,710	297,045	(177,106)	46,990	226,937

Net gain (loss) on investments	4,918,771	(218,800)	(721,553)	917,108	(56,384)	842,098	(198,462)	(2,135,474)

Reinvested capital gains	3,346,378	-	15,477	-	-	78,353	-	3,117,838

Net increase (decrease) in contract owners’ equity resulting from operations	$8,348,796	(31,167)	(689,375)	917,108	(42,901)	920,451	(192,547)	1,111,925

Investment Activity:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$1,228	10,766	10,669	102,358	77,491	11,622	113,854	11,210
Mortality and expense risk charges (note 2)	-	-	(127)	-	-	-	(2,375)	(1)

Net investment income (loss)	1,228	10,766	10,542	102,358	77,491	11,622	111,479	11,209

Realized gain (loss) on investments	499,002	(1,007,141)	74,588	(996,476)	92,476	(248,908)	24,158,861	(922,932)
Change in unrealized gain (loss) on investments	245,193	11,459	50,371	93,568	15,027	12,400	(2,956,814)	(118,325)

Net gain (loss) on investments	744,195	(995,682)	124,959	(902,908)	107,503	(236,508)	21,202,047	(1,041,257)

Reinvested capital gains	23,490	-	-	90,334	-	-	8,200,072	-

Net increase (decrease) in contract owners’ equity resulting from operations	$768,913	(984,916)	135,501	(710,216)	184,994	(224,886)	29,513,598	(1,030,048)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU
Reinvested dividends	$1,172	2,285	-	39,614	16,793	-	5,416	189,986
Mortality and expense risk charges (note 2)	-	-	(62)	(11)	(239)	(69)	-	-

Net investment income (loss)	1,172	2,285	(62)	39,603	16,554	(69)	5,416	189,986

Realized gain (loss) on investments	(47,159)	(299,685)	60,730	(229,888)	341,285	651,992	391,621	(75,493)
Change in unrealized gain (loss) on investments	4,088	(53)	158,057	36,992	(92,353)	811,807	512,830	(70,748)

Net gain (loss) on investments	(43,071)	(299,738)	218,787	(192,896)	248,932	1,463,799	904,451	(146,241)

Reinvested capital gains	-	-	1,140,002	152,235	244,057	79,320	49,727	27,855

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,899)	(297,453)	1,358,727	(1,058)	509,543	1,543,050	959,594	71,600

Investment Activity:	RVSCG	RVSCV	RVSDL	RVWDL	SBLD	SBLJ	SBLP	SBLQ
Reinvested dividends	$-	-	4,093	939	2,677	19,494	416,321	5,930
Mortality and expense risk charges (note 2)	(133)	-	-	-	-	-	-	-

Net investment income (loss)	(133)	-	4,093	939	2,677	19,494	416,321	5,930

Realized gain (loss) on investments	279,744	41,404	(159,415)	46,154	840	(37,131)	(588,128)	(60,870)
Change in unrealized gain (loss) on investments	272,363	(167,382)	(34,371)	16,918	2,053	386,084	381,991	27,195

Net gain (loss) on investments	552,107	(125,978)	(193,786)	63,072	2,893	348,953	(206,137)	(33,675)

Reinvested capital gains	104,132	-	-	-	935	69,887	-	42,921

Net increase (decrease) in contract owners’ equity resulting from operations	$656,106	(125,978)	(189,693)	64,011	6,505	438,334	210,184	15,176

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SBLX	SBLY	ACC1	ACGI	AVBV2	AVGI	AVHY1	AVIE
Reinvested dividends	$20	17,233	46,847	62,615	10	9,642	446,667	164,636
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(14)	-

Net investment income (loss)	20	17,233	46,847	62,615	10	9,642	446,653	164,636

Realized gain (loss) on investments	-	(15,824)	(598,838)	(414,412)	(118)	(326,438)	66,634	(274,818)
Change in unrealized gain (loss) on investments	475	288,662	125,338	251,395	261	54,959	53,075	422,410

Net gain (loss) on investments	475	272,838	(473,500)	(163,017)	143	(271,479)	119,709	147,592

Reinvested capital gains	-	59,051	51,394	46,096	519	166,338	-	158,614

Net increase (decrease) in contract owners’ equity resulting from operations	$495	349,122	(375,259)	(54,306)	672	(95,499)	566,362	470,842

Investment Activity:	IVBRA2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1	IVMCC2
Reinvested dividends	$568,560	347,173	351,107	1,027,336	341,269	8,704	146,494	14,603
Mortality and expense risk charges (note 2)	-	-	-	(321)	-	-	-	-

Net investment income (loss)	568,560	347,173	351,107	1,027,015	341,269	8,704	146,494	14,603

Realized gain (loss) on investments	(307,465)	545,939	(658,558)	(2)	324,205	188,111	(1,404,989)	(459,373)
Change in unrealized gain (loss) on investments	(81,039)	573,838	(661,436)	-	17,906	122,964	1,179,474	(57,635)

Net gain (loss) on investments	(388,504)	1,119,777	(1,319,994)	(2)	342,111	311,075	(225,515)	(517,008)

Reinvested capital gains	379,811	98,961	291,992	-	-	66,260	269,861	631,394

Net increase (decrease) in contract owners’ equity resulting from operations	$559,867	1,565,911	(676,895)	1,027,013	683,380	386,039	190,840	128,989

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	IVRE	IVT	OVCBS	OVGIS	OVGSS	OVIGS	OVSBS	OVTRBS
Reinvested dividends	$888,255	-	852	43,807	66,000	99,141	71,325	202,562
Mortality and expense risk charges (note 2)	(840)	(363)	-	-	-	-	-	-

Net investment income (loss)	887,415	(363)	852	43,807	66,000	99,141	71,325	202,562

Realized gain (loss) on investments	(886,969)	959,638	3	(222,751)	(935,586)	(153,235)	(185,973)	158,604
Change in unrealized gain (loss) on investments	(3,105,466)	1,366,129	4,328	308,978	4,000,506	2,383,552	(23,210)	100,101

Net gain (loss) on investments	(3,992,435)	2,325,767	4,331	86,227	3,064,920	2,230,317	(209,183)	258,705

Reinvested capital gains	496,138	734,399	1,077	370,995	547,323	208,314	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,608,882)	3,059,803	6,260	501,029	3,678,243	2,537,772	(137,858)	461,267

Investment Activity:	WRASP	WRBDP	WRBP	WRDIV	WRENG	WRGBP	WRGNR	WRGP
Reinvested dividends	$75,599	162,801	31,150	1,339	12,231	57,331	17,876	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	75,599	162,801	31,150	1,339	12,231	57,331	17,876	-

Realized gain (loss) on investments	172,959	206,446	(28,361)	(34,251)	(642,444)	62,475	(245,526)	(2,317)
Change in unrealized gain (loss) on investments	146,685	219,536	158,458	33,277	79,952	(9,300)	73,839	(1,192)

Net gain (loss) on investments	319,644	425,982	130,097	(974)	(562,492)	53,175	(171,687)	(3,509)

Reinvested capital gains	63,039	-	118,719	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$458,282	588,783	279,966	365	(550,261)	110,506	(153,811)	(3,509)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRHIP	WRLTBP	WRMCG	WRSTP	WRVP	JABIN	JAEI	JAFBS
Reinvested dividends	$835,376	111,035	-	-	19,844	964,010	35,444	537,363
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(844)	-

Net investment income (loss)	835,376	111,035	-	-	19,844	964,010	34,600	537,363

Realized gain (loss) on investments	(982,585)	56,931	533,778	176,626	(143,260)	3,213,258	2,109,287	183,442
Change in unrealized gain (loss) on investments	1,945,049	(29,434)	3,922,449	1,365,970	(26,087)	2,281,058	1,644,829	1,353,154

Net gain (loss) on investments	962,464	27,497	4,456,227	1,542,596	(169,347)	5,494,316	3,754,116	1,536,596

Reinvested capital gains	-	-	714,511	969,168	41,465	833,945	3,522,941	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,797,840	138,532	5,170,738	2,511,764	(108,038)	7,292,271	7,311,657	2,073,959

Investment Activity:	JAFRIN	JAGRIN	JAGTS	JAIG	JARIN	JIULVV	JMCVIN	JHEVTN
Reinvested dividends	$35,927	40,501	7	59,433	25,112	101,831	234,823	367,582
Mortality and expense risk charges (note 2)	-	(266)	-	-	(193)	-	-	(14,893)

Net investment income (loss)	35,927	40,235	7	59,433	24,919	101,831	234,823	352,689

Realized gain (loss) on investments	818,506	57,739	1,501	58,824	519,540	(473,127)	(828,272)	(1,852,887)
Change in unrealized gain (loss) on investments	2,339,522	539,299	71,811	500,411	672,299	(318,394)	567,617	1,646,476

Net gain (loss) on investments	3,158,028	597,038	73,312	559,235	1,191,839	(791,521)	(260,655)	(206,411)

Reinvested capital gains	929,818	281,561	19,220	-	466,658	408,477	337,277	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,123,773	918,834	92,539	618,668	1,683,416	(281,213)	311,445	146,278

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	JPIGA2	JPIIB2	LZREMS	LZRGDM	LZRIES	LZRUSM	LPVCAI	LPVCII
Reinvested dividends	$165,227	182,690	718,359	5,700	214,645	7,777	25,170	143,850
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	165,227	182,690	718,359	5,700	214,645	7,777	25,170	143,850

Realized gain (loss) on investments	5,820	(96,207)	(1,838,065)	(167,791)	(708,280)	(271,407)	(144,173)	(185,272)
Change in unrealized gain (loss) on investments	1,274,768	35,166	(499,581)	63,996	764,065	107,938	253,219	469,224

Net gain (loss) on investments	1,280,588	(61,041)	(2,337,646)	(103,795)	55,785	(163,469)	109,046	283,952

Reinvested capital gains	88,568	-	-	9,899	314,510	297,237	294,491	89,694

Net increase (decrease) in contract owners’ equity resulting from operations	$1,534,383	121,649	(1,619,287)	(88,196)	584,940	141,545	428,707	517,496

Investment Activity:	LPVQD2	LVCLGI	SBVSG2	SBVHY	LOVBD	LOVCDG	LOVGI	MNCPS
Reinvested dividends	$12,810	4,881	-	102,448	1,157,188	84,183	43,980	67,059
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(617)	-

Net investment income (loss)	12,810	4,881	-	102,448	1,157,188	84,183	43,363	67,059

Realized gain (loss) on investments	(7,926)	2,888,326	(428,005)	414,329	(558,134)	(47,849)	(225,109)	105,655
Change in unrealized gain (loss) on investments	(91,805)	3,360,362	7,209,746	126,154	1,270,193	901,761	340,088	3,582,597

Net gain (loss) on investments	(99,731)	6,248,688	6,781,741	540,483	712,059	853,912	114,979	3,688,252

Reinvested capital gains	-	1,044,615	2,354,842	-	-	161,973	-	161,282

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,921)	7,298,184	9,136,583	642,931	1,869,247	1,100,068	158,342	3,916,593

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MEGSS	MNDSC	MVFSC	DTRTFY	GVEXD	GVIXY	MCIFD	NJMMAY
Reinvested dividends	$-	-	77,268	872,660	1,944,264	1,707,051	282,273	-
Mortality and expense risk charges (note 2)	-	-	-	(73,701)	(255,604)	(158,253)	(65,404)	(385)

Net investment income (loss)	-	-	77,268	798,959	1,688,660	1,548,798	216,869	(385)

Realized gain (loss) on investments	488,510	2,654	75,667	260,255	1,076,556	(1,688,221)	(5,343,404)	489
Change in unrealized gain (loss) on investments	2,008,804	615,672	112,459	(25,849)	10,039,922	4,609,039	4,623,356	8,918

Net gain (loss) on investments	2,497,314	618,326	188,126	234,406	11,116,478	2,920,818	(720,048)	9,407

Reinvested capital gains	888,216	147,519	259,671	-	1,879,006	1,751,586	964,608	643

Net increase (decrease) in contract owners’ equity resulting from operations	$3,385,530	765,845	525,065	1,033,365	14,684,144	6,221,202	461,429	9,665

Investment Activity:	NVBXD	NVDCAP	NVFIY	NVGEY	NVIDMP	NVMIVX	NVMMV1	NVNSR1
Reinvested dividends	$527,817	-	23,788	23,024	-	-	37,079	25,100
Mortality and expense risk charges (note 2)	(50,788)	-	(3,808)	(2,433)	-	-	-	-

Net investment income (loss)	477,029	-	19,980	20,591	-	-	37,079	25,100

Realized gain (loss) on investments	600,710	26	22,515	57,428	2,395	102	(821,094)	(18,221)
Change in unrealized gain (loss) on investments	(180,765)	47,564	(4,536)	261,850	158,938	161,253	538,465	288,543

Net gain (loss) on investments	419,945	47,590	17,979	319,278	161,333	161,355	(282,629)	270,322

Reinvested capital gains	-	-	2,596	15	-	-	-	170,343

Net increase (decrease) in contract owners’ equity resulting from operations	$896,974	47,590	40,555	339,884	161,333	161,355	(245,550)	465,765

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIXD	SAMY	TRF	AMCG	AMRI	AMSRS	AMTB	NBARMS
Reinvested dividends	$694,134	187,888	44,738	-	32,857	12,747	138,598	5,170
Mortality and expense risk charges (note 2)	(149,128)	-	-	-	-	-	-	-

Net investment income (loss)	545,006	187,888	44,738	-	32,857	12,747	138,598	5,170

Realized gain (loss) on investments	(8,808,982)	-	2,800	73,314	(1,810,072)	(9,644)	(248,288)	37,359
Change in unrealized gain (loss) on investments	19,151,011	-	320,042	911,502	1,291,523	257,793	157,818	(30,330)

Net gain (loss) on investments	10,342,029	-	322,842	984,816	(518,549)	248,149	(90,470)	7,029

Reinvested capital gains	2,217,591	-	37,626	159,736	-	87,556	-	42,648

Net increase (decrease) in contract owners’ equity resulting from operations	$13,104,626	187,888	405,206	1,144,552	(485,692)	348,452	48,128	54,847

Investment Activity:	HVDCT	NO7TB	NO7TB3	NOTAG1	NOTAG2	NOTB1	NOTB2	NOTBBA
Reinvested dividends	$4,658	139	16,776	1,067	443	3,476	18,859	210,619
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,658	139	16,776	1,067	443	3,476	18,859	210,619

Realized gain (loss) on investments	(285,012)	31	(64,538)	13	542	12	(4,781)	(114,785)
Change in unrealized gain (loss) on investments	175,231	(83)	(12,739)	8,385	10,591	3,216	21,098	(28,855)

Net gain (loss) on investments	(109,781)	(52)	(77,277)	8,398	11,133	3,228	16,317	(143,640)

Reinvested capital gains	-	213	22,125	756	353	1,896	11,581	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,123)	300	(38,376)	10,221	11,929	8,600	46,757	66,979

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NOTBE2	NOTC1	NOTC2	NOTG1	NOTG2	NOTGR1	NOTGR2	NOTMD1
Reinvested dividends	$4,902	-	17,410	664,474	14,236	19,026	2,811	10,809
Mortality and expense risk charges (note 2)	-	-	-	(8,321)	-	-	-	(45)

Net investment income (loss)	4,902	-	17,410	656,153	14,236	19,026	2,811	10,764

Realized gain (loss) on investments	1,165	(3,690)	24,741	40,049	2,252	190,830	(4,129)	136,578
Change in unrealized gain (loss) on investments	20,240	(398)	64,842	711,787	18,541	(76,193)	27,973	(175,652)

Net gain (loss) on investments	21,405	(4,088)	89,583	751,836	20,793	114,637	23,844	(39,074)

Reinvested capital gains	112	-	1,608	-	-	6,950	1,037	1,253

Net increase (decrease) in contract owners’ equity resulting from operations	$26,419	(4,088)	108,601	1,407,989	35,029	140,613	27,692	(27,057)

Investment Activity:	NOTMD2	NOTMG1	NOTMG2	NOTMR1	NOVPB1	NOVPDI	NOVPI2	NOVPM
Reinvested dividends	$15,611	26,907	15,382	6,038	-	56,771	9,565	2,311
Mortality and expense risk charges (note 2)	-	-	-	(235)	-	(228)	-	(1,035)

Net investment income (loss)	15,611	26,907	15,382	5,803	-	56,543	9,565	1,276

Realized gain (loss) on investments	19,767	(3,189)	(5,542)	118	(167,883)	(1,157,277)	(257,785)	(718,978)
Change in unrealized gain (loss) on investments	150,229	29,199	10,853	29,379	(1,120,676)	198,983	(45,125)	(95,707)

Net gain (loss) on investments	169,996	26,010	5,311	29,497	(1,288,559)	(958,294)	(302,910)	(814,685)

Reinvested capital gains	1,992	9,011	5,791	125	172,214	-	-	112,753

Net increase (decrease) in contract owners’ equity resulting from operations	$187,599	61,928	26,484	35,425	(1,116,345)	(901,751)	(293,345)	(700,656)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMUBAM	PMVAAA	PMVAAI	PMVEBA	PMVFBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$291,611	523,566	13,462	1,337,262	263,063	2,126,286	77,980	1,853,077
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	291,611	523,566	13,462	1,337,262	263,063	2,126,286	77,980	1,853,077

Realized gain (loss) on investments	(190,533)	(606,750)	8	(1,395,043)	(352,166)	291,832	(111,752)	303,189
Change in unrealized gain (loss) on investments	255,443	812,303	70,867	929,391	518,772	(760,443)	358,271	342,723

Net gain (loss) on investments	64,910	205,553	70,875	(465,652)	166,606	(468,611)	246,519	645,912

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$356,521	729,119	84,337	871,610	429,669	1,657,675	324,499	2,498,989

Investment Activity:	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVGCBA	PVGDAA
Reinvested dividends	$5,489,242	380,553	340,850	427,142	385,428	2,950,064	84,869	318
Mortality and expense risk charges (note 2)	-	-	-	(141)	-	(41)	-	-

Net investment income (loss)	5,489,242	380,553	340,850	427,001	385,428	2,950,023	84,869	318

Realized gain (loss) on investments	(1,203,303)	257,936	1,202,371	2,054,447	(1,270,715)	1,811,730	34,243	(1)
Change in unrealized gain (loss) on investments	2,153,182	239,768	269,847	575,659	1,035,966	4,859,851	16,434	(591)

Net gain (loss) on investments	949,879	497,704	1,472,218	2,630,106	(234,749)	6,671,581	50,677	(592)

Reinvested capital gains	361,900	-	179,955	-	-	1,541,881	-	692

Net increase (decrease) in contract owners’ equity resulting from operations	$6,801,021	878,257	1,993,023	3,057,107	150,679	11,163,485	135,546	418

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVGMAA	PVSTA	PROA30	PROAHY	PROBIO	PROBL	PROBM	PROBNK
Reinvested dividends	$174,542	718,973	8,610	25,438	678	19,550	11,781	11,316
Mortality and expense risk charges (note 2)	-	(23)	-	-	-	-	-	-

Net investment income (loss)	174,542	718,950	8,610	25,438	678	19,550	11,781	11,316

Realized gain (loss) on investments	(47,249)	(337,997)	206,353	(37,594)	343,531	1,510,817	(59,262)	(325,821)
Change in unrealized gain (loss) on investments	166,694	686,833	111,797	25,008	(314,187)	232,094	571,113	(78,190)

Net gain (loss) on investments	119,445	348,836	318,150	(12,586)	29,344	1,742,911	511,851	(404,011)

Reinvested capital gains	40,823	-	78,489	-	261,984	1,082,496	141,807	-

Net increase (decrease) in contract owners’ equity resulting from operations	$334,810	1,067,786	405,249	12,852	292,006	2,844,957	665,439	(392,695)

Investment Activity:	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN	PROFUD	PROGMM
Reinvested dividends	$3,263	12,466	-	14,845	17,234	24,144	852	3,535
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	3,263	12,466	-	14,845	17,234	24,144	852	3,535

Realized gain (loss) on investments	(564,710)	163,528	(585,735)	(47,748)	14,538	(507,266)	9,341	3
Change in unrealized gain (loss) on investments	(17,696)	111,541	109,004	(23,118)	325,319	(7,267)	14,509	-

Net gain (loss) on investments	(582,406)	275,069	(476,731)	(70,866)	339,857	(514,533)	23,850	3

Reinvested capital gains	-	16,549	1,127,131	-	-	262,474	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(579,143)	304,084	650,400	(56,021)	357,091	(227,915)	24,702	3,538

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROGVP	PROHC	PROIND	PROINT	PROJP	PROLCG	PROLCV	PROMC
Reinvested dividends	$1,627	-	3,964	785	1,068	-	4,113	7,409
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,627	-	3,964	785	1,068	-	4,113	7,409

Realized gain (loss) on investments	108,228	(44,882)	(118,550)	(32,015)	305,256	705,894	(1,100,850)	166,129
Change in unrealized gain (loss) on investments	68,234	(27,195)	106,613	1,001	231,577	126,547	(338,636)	22,170

Net gain (loss) on investments	176,462	(72,077)	(11,937)	(31,014)	536,833	832,441	(1,439,486)	188,299

Reinvested capital gains	99,987	472,388	43,878	-	-	652,525	49,121	228,754

Net increase (decrease) in contract owners’ equity resulting from operations	$278,076	400,311	35,905	(30,229)	537,901	1,484,966	(1,386,252)	424,462

Investment Activity:	PROMCG	PROMCV	PRON	PRONET	PROOG	PROPHR	PROPM	PRORE
Reinvested dividends	$-	4,244	-	-	22,597	497	11,484	19,428
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	4,244	-	-	22,597	497	11,484	19,428

Realized gain (loss) on investments	387,645	48,495	12,894,640	1,016,738	(583,305)	93,594	1,246,095	(779,189)
Change in unrealized gain (loss) on investments	321,798	(31,472)	(100,530)	294,816	(283,015)	47,681	(424,728)	9,292

Net gain (loss) on investments	709,443	17,023	12,794,110	1,311,554	(866,320)	141,275	821,367	(769,897)

Reinvested capital gains	464,355	84,948	3,443,889	765,979	9,993	-	-	16,007

Net increase (decrease) in contract owners’ equity resulting from operations	$1,173,798	106,215	16,237,999	2,077,533	(833,730)	141,772	832,851	(734,462)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PRORRO	PROSC	PROSCG	PROSCN	PROSCV	PROSEM	PROSIN	PROSMC
Reinvested dividends	$8,613	3,565	-	11,618	565	105	433	711
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	8,613	3,565	-	11,618	565	105	433	711

Realized gain (loss) on investments	(330,324)	210,691	384,078	336,827	(326,227)	(188,797)	(86,720)	(56,298)
Change in unrealized gain (loss) on investments	191	445,196	128,783	399,125	87,790	25,706	(2,638)	5,462

Net gain (loss) on investments	(330,133)	655,887	512,861	735,952	(238,437)	(163,091)	(89,358)	(50,836)

Reinvested capital gains	-	224,337	238,271	225,728	261,332	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(321,520)	883,789	751,132	973,298	23,460	(162,986)	(88,925)	(50,125)

Investment Activity:	PROSN	PROSSC	PROTEC	PROTEL	PROUB	PROUMC	PROUN	PROUSC
Reinvested dividends	$732	2,586	-	11,328	19,570	1,950	-	1,129
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	732	2,586	-	11,328	19,570	1,950	-	1,129

Realized gain (loss) on investments	1,231,672	(220,489)	843,270	(17,122)	(1,504,001)	(149,250)	4,766,164	117,304
Change in unrealized gain (loss) on investments	13,860	(6,665)	289,692	14,792	226,182	(34,966)	131,791	314,310

Net gain (loss) on investments	1,245,532	(227,154)	1,132,962	(2,330)	(1,277,819)	(184,216)	4,897,955	431,614

Reinvested capital gains	-	-	664,769	-	1,727,658	172,622	3,398,566	133,983

Net increase (decrease) in contract owners’ equity resulting from operations	$1,246,264	(224,568)	1,797,731	8,998	469,409	(9,644)	8,296,521	566,726

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PROUSN	PROUTL	PVAGIB	PVAR5B	PVDIB	PVEIB	PVHYB	PVIB
Reinvested dividends	$5,651	51,327	211,432	-	399,990	186,793	101,184	590,396
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,651	51,327	211,432	-	399,990	186,793	101,184	590,396

Realized gain (loss) on investments	3,489,732	(1,286,958)	(68,954)	(74,526)	(374,077)	(919,445)	1,171,472	702,180
Change in unrealized gain (loss) on investments	139,991	(101,051)	(201,741)	(122,215)	(73,081)	879,931	190,002	(804,605)

Net gain (loss) on investments	3,629,723	(1,388,009)	(270,695)	(196,741)	(447,158)	(39,514)	1,361,474	(102,425)

Reinvested capital gains	-	716,318	-	-	-	752,099	-	109,569

Net increase (decrease) in contract owners’ equity resulting from operations	$3,635,374	(620,364)	(59,263)	(196,741)	(47,168)	899,378	1,462,658	597,540

Investment Activity:	PVIGIB	PVNOB	RWMVI	RWMVN	ROCMC	ROCSC	RLVGRE	RLVIDM
Reinvested dividends	$-	-	528,709	117,683	-	69,106	5,423	1,357
Mortality and expense risk charges (note 2)	-	-	-	-	(260)	(294)	-	-

Net investment income (loss)	-	-	528,709	117,683	(260)	68,812	5,423	1,357

Realized gain (loss) on investments	4,539	5,785	126,649	(100,888)	(190,896)	(501,065)	(825)	144
Change in unrealized gain (loss) on investments	60,492	174,411	435,862	293,211	961,759	(289,739)	(25,863)	4,671

Net gain (loss) on investments	65,031	180,196	562,511	192,323	770,863	(790,804)	(26,688)	4,815

Reinvested capital gains	-	-	-	-	55,103	125,758	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,031	180,196	1,091,220	310,006	825,706	(596,234)	(21,265)	6,172

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RLVLBS	RLVLEG	RLVLMS	RLVSB	RLVUSC	RLVUSE	TRBCG2	TREI2
Reinvested dividends	$5,940	5,027	6,927	4,672	12	805	-	322,432
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,940	5,027	6,927	4,672	12	805	-	322,432

Realized gain (loss) on investments	(325)	(40)	(4,513)	947	-	-	9,067,555	(1,442,468)
Change in unrealized gain (loss) on investments	27,982	9,678	14,883	7,063	2,586	39,746	13,968,784	747,146

Net gain (loss) on investments	27,657	9,638	10,370	8,010	2,586	39,746	23,036,339	(695,322)

Reinvested capital gains	7,465	7,180	-	8,442	536	1,572	3,308,489	370,983

Net increase (decrease) in contract owners’ equity resulting from operations	$41,062	21,845	17,297	21,124	3,134	42,123	26,344,828	(1,907)

Investment Activity:	TRHS2	TRLT2	TAVV	TPVCGP	TPVSGP	VVGGS	VWBF	VWEM
Reinvested dividends	$-	259,146	14,703	14,462	5,736	298,167	95,131	639,206
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(454)

Net investment income (loss)	-	259,146	14,703	14,462	5,736	298,167	95,131	638,752

Realized gain (loss) on investments	2,361,223	274,789	(414,855)	(18,368)	44,624	2,722,498	(23,156)	(314,461)
Change in unrealized gain (loss) on investments	3,813,073	132,759	111,653	65,877	(19,009)	(664,139)	5,308	3,009,863

Net gain (loss) on investments	6,174,296	407,548	(303,202)	47,509	25,615	2,058,359	(17,848)	2,695,402

Reinvested capital gains	2,012,671	-	3,971	72,660	52,832	-	-	960,077

Net increase (decrease) in contract owners’ equity resulting from operations	$8,186,967	666,694	(284,528)	134,631	84,183	2,356,526	77,283	4,294,231

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VWHA	VVB	VVCA	VVCG	VVDV	VVEI	VVEIX	VVG
Reinvested dividends	$22,985	3,399,802	246,280	667,122	446,263	3,730,220	4,165,512	269,273
Mortality and expense risk charges (note 2)	(7)	(366,947)	(49,486)	(129,888)	(53,634)	(324,948)	(763,337)	(271,139)

Net investment income (loss)	22,978	3,032,855	196,794	537,234	392,629	3,405,272	3,402,175	(1,866)

Realized gain (loss) on investments	(471,817)	320,920	212,924	2,946,951	(1,995,953)	(2,720,265)	8,722,841	4,235,202
Change in unrealized gain (loss) on investments	1,476,024	7,050,781	1,325,886	2,785,093	620,716	(425,837)	29,199,791	25,875,142

Net gain (loss) on investments	1,004,207	7,371,701	1,538,810	5,732,044	(1,375,237)	(3,146,102)	37,922,632	30,110,344

Reinvested capital gains	-	4,146,175	151,212	1,420,366	2,886,890	4,655,686	4,886,625	3,825,335

Net increase (decrease) in contract owners’ equity resulting from operations	$1,027,185	14,550,731	1,886,816	7,689,644	1,904,282	4,914,856	46,211,432	33,933,813

Investment Activity:	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI	VVREI	VVSCG
Reinvested dividends	$182,622	8,933,764	2,572,234	2,062,052	126,996	1,555,827	2,193,509	208,980
Mortality and expense risk charges (note 2)	(44,735)	(1,148,388)	(153,800)	(455,847)	(27,453)	(312,452)	(209,123)	(79,380)

Net investment income (loss)	137,887	7,785,376	2,418,434	1,606,205	99,543	1,243,375	1,984,386	129,600

Realized gain (loss) on investments	299,362	3,069,942	(1,428,759)	13,119,578	30,659	231,461	(3,933,265)	(1,938,359)
Change in unrealized gain (loss) on investments	239,752	14,855,355	1,244,174	59,786,240	1,323,782	13,039,015	(6,890,275)	4,736,278

Net gain (loss) on investments	539,114	17,925,297	(184,585)	72,905,818	1,354,441	13,270,476	(10,823,540)	2,797,919

Reinvested capital gains	44,411	-	-	3,768,829	116,849	5,825,307	1,379,373	3,019,992

Net increase (decrease) in contract owners’ equity resulting from operations	$721,412	25,710,673	2,233,849	78,280,852	1,570,833	20,339,158	(7,459,781)	5,947,511

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VVSTC	VVTISI	VVTSM	VRVDIA	VRVDRA	VRVNMA	SVDF	SVOF
Reinvested dividends	$7,242,698	592,932	4,003,756	-	61,469	469,997	-	3,935
Mortality and expense risk charges (note 2)	(794,346)	(116,976)	(743,347)	-	-	-	(2,224)	-

Net investment income (loss)	6,448,352	475,956	3,260,409	-	61,469	469,997	(2,224)	3,935

Realized gain (loss) on investments	1,505,963	(21,227)	10,965,165	(49,522)	(416,950)	(143,937)	172,574	(3,836)
Change in unrealized gain (loss) on investments	6,006,933	6,266,799	32,265,275	287,344	(13,512)	367,867	3,462,630	80,541

Net gain (loss) on investments	7,512,896	6,245,572	43,230,440	237,822	(430,462)	223,930	3,635,204	76,705

Reinvested capital gains	-	167,531	7,724,087	18,899	95,371	-	767,951	68,027

Net increase (decrease) in contract owners’ equity resulting from operations	$13,961,248	6,889,059	54,214,936	256,721	(273,622)	693,927	4,400,931	148,667

Investment Activity:	MGRFV	DVIV	CLVQF2	SAM	GVDIVI	NVLCAP	NVLMP	PVAAAD
Reinvested dividends	$-	119,568	141,078	-	65,743	2,081	12,120	43,370
Mortality and expense risk charges (note 2)	-	(126)	-	-	-	-	-	-

Net investment income (loss)	-	119,442	141,078	-	65,743	2,081	12,120	43,370

Realized gain (loss) on investments	561,357	(872,999)	(176,295)	-	(134,299)	(15,463)	(176,367)	(564,125)
Change in unrealized gain (loss) on investments	920,539	(488,364)	223,395	(528)	54,638	(3,077)	(33,402)	139,758

Net gain (loss) on investments	1,481,896	(1,361,363)	47,100	(528)	(79,661)	(18,540)	(209,769)	(424,367)

Reinvested capital gains	60,013	-	-	-	-	8,653	131,676	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,541,909	(1,241,921)	188,178	(528)	(13,918)	(7,806)	(65,973)	(380,997)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVAAAI	SIVMS2	SIVMP2	SIVMG2	SIVDS2	SIVCS2	SIVBS2
Reinvested dividends	$7,418	25,757	715	12,768	5,567	23,007	23,280
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-

Net investment income (loss)	7,418	25,757	715	12,768	5,567	23,007	23,280

Realized gain (loss) on investments	(112,674)	(132,967)	(41,323)	14,713	(80,144)	(49,532)	(430,780)
Change in unrealized gain (loss) on investments	51,264	(11,751)	(78,029)	(194,701)	(3,242)	(24,022)	(14,296)

Net gain (loss) on investments	(61,410)	(144,718)	(119,352)	(179,988)	(83,386)	(73,554)	(445,076)

Reinvested capital gains	-	130,895	111,779	151,101	-	46,413	504,067

Net increase (decrease) in contract owners’ equity resulting from operations	$(53,992)	11,934	(6,858)	(16,119)	(77,819)	(4,134)	82,271

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		APTGBS		AASCO		ALCAI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$117,234,175	119,527,237	1,437,891	26,289	56	(98)	(1,160)	(724)
Realized gain (loss) on investments	63,324,749	55,116,319	2,558,611	329,910	77,074	311	(782,718)	(888,224)
Change in unrealized gain (loss) on investments	489,949,920	609,074,215	(1,494,218)	1,234,186	(19,608)	43,897	4,927,031	3,813,499
Reinvested capital gains	158,992,632	169,501,233	13,352	-	1,142	13,180	3,462,356	2,348,754

Net increase (decrease) in contract owners’ equity resulting from operations	829,501,476	953,219,004	2,515,636	1,590,385	58,664	57,290	7,605,509	5,273,305

Equity transactions:
Purchase payments received from contract owners (note 4)	982,213,537	1,025,372,683	912,669	135,936	-	-	408,043	399,684
Transfers between funds	(250,968)	(140,381)	7,975,468	6,783,333	(286,216)	(2,788)	(1,598,802)	855,013
Redemptions (notes 2, 3, and 4)	(549,939,418)	(486,117,845)	(1,806,535)	(1,135,979)	(807)	(2,305)	(1,532,585)	(1,726,937)
Adjustments to maintain reserves	(228,894)	(20,742)	(4,048)	358	(8)	-	332	7

Net equity transactions	431,794,257	539,093,715	7,077,554	5,783,648	(287,031)	(5,093)	(2,723,012)	(472,233)

Net change in contract owners’ equity	1,261,295,733	1,492,312,719	9,593,190	7,374,033	(228,367)	52,197	4,882,497	4,801,072
Contract owners’ equity at beginning of period	6,769,854,293	5,277,541,574	12,779,283	5,405,250	248,762	196,565	21,665,302	16,864,230

Contract owners’ equity at end of period	$8,031,150,026	6,769,854,293	22,372,473	12,779,283	20,395	248,762	26,547,799	21,665,302

CHANGE IN UNITS:
Beginning units	410,020,870	387,975,360	1,208,621	602,842	5,623	5,746	369,026	370,411
Units purchased	4,030,243,680	1,214,938,697	3,335,538	2,107,235	3	12	170,098	170,207
Units redeemed	(3,985,857,512)	(1,192,893,186)	(2,779,412)	(1,501,456)	(5,331)	(135)	(216,162)	(171,592)

Ending units	454,407,038	410,020,870	1,764,747	1,208,621	295	5,623	322,962	369,026

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALCGI2		ALMGI2		ABIGB		ABSCGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$28,105	(199)	(1,076)	(1,079)	6,509	2,030	-	-
Realized gain (loss) on investments	2,639,105	(309,090)	388,352	(45,827)	11,081	(37,780)	3,583	(2,591)
Change in unrealized gain (loss) on investments	900,433	933,710	1,414,563	313,532	103,528	168,595	343,265	116,483
Reinvested capital gains	2,568,735	62,030	1,252,206	322,442	50,821	18,056	66,232	105,703

Net increase (decrease) in contract owners’ equity resulting from operations	6,136,378	686,451	3,054,045	589,068	171,939	150,901	413,080	219,595

Equity transactions:
Purchase payments received from contract owners (note 4)	153,294	29,584	197,757	92,272	12,550	20,760	4,520	1,400
Transfers between funds	10,214,219	(1,068,104)	5,337,981	742,607	18,059	31,502	(26,084)	(18,973)
Redemptions (notes 2, 3, and 4)	(863,051)	(89,863)	(226,845)	(161,032)	(8,025)	(234,594)	(8,875)	(34,361)
Adjustments to maintain reserves	38	1	34	(2)	9	-	(11)	(1)

Net equity transactions	9,504,500	(1,128,382)	5,308,927	673,845	22,593	(182,332)	(30,450)	(51,935)

Net change in contract owners’ equity	15,640,878	(441,931)	8,362,972	1,262,913	194,532	(31,431)	382,630	167,660
Contract owners’ equity at beginning of period	4,613,736	5,055,667	2,990,239	1,727,326	597,445	628,876	793,704	626,044

Contract owners’ equity at end of period	$20,254,614	4,613,736	11,353,211	2,990,239	791,977	597,445	1,176,334	793,704

CHANGE IN UNITS:
Beginning units	142,368	189,658	100,348	74,303	51,828	69,409	20,823	22,339
Units purchased	741,454	141,452	549,664	169,288	36,618	18,990	186	121
Units redeemed	(535,935)	(188,742)	(430,508)	(143,243)	(35,435)	(36,571)	(922)	(1,637)

Ending units	347,887	142,368	219,504	100,348	53,011	51,828	20,087	20,823

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ABTGB		ALVDAB		ALVGIA		ALVIVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,078	1,879	4,709	6,399	210,603	169,083	25,863	13,630
Realized gain (loss) on investments	108,124	(12,804)	37	1,569	(1,275,908)	(164,484)	(72,231)	(348,119)
Change in unrealized gain (loss) on investments	562,239	159,158	10,896	39,531	381,696	1,410,221	141,650	670,777
Reinvested capital gains	254,181	65,826	-	405	717,304	1,435,898	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	936,622	214,059	15,642	47,904	33,695	2,850,718	95,282	336,288

Equity transactions:
Purchase payments received from contract owners (note 4)	77,422	14,140	-	-	437,541	541,514	3,121	10,710
Transfers between funds	2,175,526	350,699	-	(48,068)	(1,352,355)	1,762,998	526,239	197,147
Redemptions (notes 2, 3, and 4)	(67,681)	(32,031)	(1,728)	(1,589)	(785,332)	(545,741)	(196,445)	(1,011,165)
Adjustments to maintain reserves	(11)	(1)	1	-	68	1	38	(2)

Net equity transactions	2,185,256	332,807	(1,727)	(49,657)	(1,700,078)	1,758,772	332,953	(803,310)

Net change in contract owners’ equity	3,121,878	546,866	13,915	(1,753)	(1,666,383)	4,609,490	428,235	(467,022)
Contract owners’ equity at beginning of period	1,235,022	688,156	324,949	326,702	16,361,937	11,752,447	1,702,726	2,169,748

Contract owners’ equity at end of period	$4,356,900	1,235,022	338,864	324,949	14,695,554	16,361,937	2,130,961	1,702,726

CHANGE IN UNITS:
Beginning units	66,575	50,093	22,175	25,562	638,888	567,535	207,733	309,154
Units purchased	188,967	63,397	-	131	178,500	224,439	272,694	264,753
Units redeemed	(88,118)	(46,915)	(119)	(3,518)	(256,129)	(153,086)	(226,073)	(366,174)

Ending units	167,424	66,575	22,056	22,175	561,259	638,888	254,354	207,733

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVSVB		AAEIP3		AAGEA2		ABEAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$77,635	36,646	200,792	214,238	108,187	73,645	287,020	242,111
Realized gain (loss) on investments	(1,824,557)	(114,074)	(1,851,487)	(522,526)	(107,299)	14,764	(140,888)	(214,570)
Change in unrealized gain (loss) on investments	1,879,138	780,982	(1,653,842)	2,078,776	524,370	525,538	898,137	1,481,342
Reinvested capital gains	478,246	1,265,755	-	-	120,031	168,952	183,755	242,122

Net increase (decrease) in contract owners’ equity resulting from operations	610,462	1,969,309	(3,304,537)	1,770,488	645,289	782,899	1,228,024	1,751,005

Equity transactions:
Purchase payments received from contract owners (note 4)	531,804	245,462	63,042	396,063	78,783	464,639	712,970	163,387
Transfers between funds	(2,044,426)	1,680,546	(1,573,429)	3,944,802	813,650	1,389,071	1,263,373	325,094
Redemptions (notes 2, 3, and 4)	(401,383)	(653,208)	(1,543,564)	(802,520)	(112,839)	(146,631)	(485,657)	(948,606)
Adjustments to maintain reserves	152	-	4	(3)	10	-	33	3

Net equity transactions	(1,913,853)	1,272,800	(3,053,947)	3,538,342	779,604	1,707,079	1,490,719	(460,122)

Net change in contract owners’ equity	(1,303,391)	3,242,109	(6,358,484)	5,308,830	1,424,893	2,489,978	2,718,743	1,290,883
Contract owners’ equity at beginning of period	12,774,015	9,531,906	13,316,425	8,007,595	5,460,475	2,970,497	12,696,798	11,405,915

Contract owners’ equity at end of period	$11,470,624	12,774,015	6,957,941	13,316,425	6,885,368	5,460,475	15,415,541	12,696,798

CHANGE IN UNITS:
Beginning units	477,933	430,392	1,315,192	953,027	302,875	205,730	734,431	767,009
Units purchased	207,209	135,863	457,849	1,135,525	134,179	131,810	224,795	86,701
Units redeemed	(266,014)	(88,322)	(855,152)	(773,360)	(92,742)	(34,665)	(142,121)	(119,279)

Ending units	419,128	477,933	917,889	1,315,192	344,312	302,875	817,105	734,431

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACEAA2		AGEAA2		ARLPE3		AUGEA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$108,865	80,176	135,348	157,322	131,582	-	88,740	89,924
Realized gain (loss) on investments	289,708	(1,984)	(405,052)	(74,105)	(30,875)	(20,598)	(254,124)	(29,842)
Change in unrealized gain (loss) on investments	82,445	281,542	666,700	1,091,725	(77,924)	320,175	350,198	358,679
Reinvested capital gains	34,832	31,344	193,630	404,523	18,624	14,509	49,825	100,166

Net increase (decrease) in contract owners’ equity resulting from operations	515,850	391,078	590,626	1,579,465	41,407	314,086	234,639	518,927

Equity transactions:
Purchase payments received from contract owners (note 4)	303,834	12,000	46,488	209,981	11,384	120,792	443,716	461,142
Transfers between funds	2,522,107	(299,857)	(2,419,705)	(6,125)	(125,476)	230,597	(422,013)	440,011
Redemptions (notes 2, 3, and 4)	(1,704,105)	(542,162)	(225,043)	(551,089)	(37,055)	(53,830)	(276,060)	(886,586)
Adjustments to maintain reserves	(7)	1	11	(1)	11	-	5	(2)

Net equity transactions	1,121,829	(830,018)	(2,598,249)	(347,234)	(151,136)	297,559	(254,352)	14,565

Net change in contract owners’ equity	1,637,679	(438,940)	(2,007,623)	1,232,231	(109,729)	611,645	(19,713)	533,492
Contract owners’ equity at beginning of period	4,076,966	4,515,906	9,405,610	8,173,379	1,377,544	765,899	4,474,798	3,941,306

Contract owners’ equity at end of period	$5,714,645	4,076,966	7,397,987	9,405,610	1,267,815	1,377,544	4,455,085	4,474,798

CHANGE IN UNITS:
Beginning units	283,128	343,356	519,095	537,661	91,290	70,669	283,105	281,526
Units purchased	617,585	59,476	120,596	43,135	34,414	72,358	147,310	108,926
Units redeemed	(528,870)	(119,704)	(267,700)	(61,701)	(48,228)	(51,737)	(169,777)	(107,347)

Ending units	371,843	283,128	371,991	519,095	77,476	91,290	260,638	283,105

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVB		ACVI		ACVIG		ACVIP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$140,433	177,852	13,099	37,819	245,999	199,180	197,450	278,107
Realized gain (loss) on investments	361,343	410,781	167,986	(296,216)	(536,797)	30,271	610,337	(29,281)
Change in unrealized gain (loss) on investments	660,354	1,195,915	615,689	923,649	1,631,224	979,680	540,450	742,934
Reinvested capital gains	379,600	259,268	39,712	227,522	471,450	800,982	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541,730	2,043,816	836,486	892,774	1,811,876	2,010,113	1,348,237	991,760

Equity transactions:
Purchase payments received from contract owners (note 4)	619,162	60,645	655,663	216,033	262,495	200,180	649,315	185,072
Transfers between funds	207,117	(273,088)	(569,321)	1,031,534	5,300,123	(490,030)	1,798,846	1,573,643
Redemptions (notes 2, 3, and 4)	(444,448)	(657,487)	(331,314)	(155,318)	(653,661)	(240,570)	(1,626,099)	(669,862)
Adjustments to maintain reserves	(352)	4	3,305	2	55	(4)	1	2

Net equity transactions	381,479	(869,926)	(241,667)	1,092,251	4,909,012	(530,424)	822,063	1,088,855

Net change in contract owners’ equity	1,923,209	1,173,890	594,819	1,985,025	6,720,888	1,479,689	2,170,300	2,080,615
Contract owners’ equity at beginning of period	11,444,335	10,270,445	4,792,503	2,807,478	10,337,608	8,857,919	13,229,840	11,149,225

Contract owners’ equity at end of period	$13,367,544	11,444,335	5,387,322	4,792,503	17,058,496	10,337,608	15,400,140	13,229,840

CHANGE IN UNITS:
Beginning units	437,440	470,498	198,729	149,515	351,971	376,257	821,241	760,404
Units purchased	164,780	123,637	131,856	196,034	394,194	76,831	857,353	467,032
Units redeemed	(140,854)	(156,695)	(152,345)	(146,820)	(210,600)	(101,117)	(803,472)	(406,195)

Ending units	461,366	437,440	178,240	198,729	535,565	351,971	875,122	821,241

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVLVI		ACVMV1		ACVU1		ACVV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$40,754	48,475	118,236	151,094	-	-	191,853	219,757
Realized gain (loss) on investments	(111,467)	47,466	(112,224)	7,231	1,148,333	(94,664)	(540,814)	95,756
Change in unrealized gain (loss) on investments	53,683	385,687	(60,161)	914,955	3,642,075	1,079,725	(173,101)	1,642,274
Reinvested capital gains	17,075	53,668	-	772,698	748,841	705,446	221,926	585,786

Net increase (decrease) in contract owners’ equity resulting from operations	45	535,296	(54,149)	1,845,978	5,539,249	1,690,507	(300,136)	2,543,573

Equity transactions:
Purchase payments received from contract owners (note 4)	23,106	-	81,537	117,636	673,282	4,049	47,496	296,614
Transfers between funds	378,467	463,349	(897,692)	(300,837)	11,092,482	2,953,683	(2,582,537)	357,246
Redemptions (notes 2, 3, and 4)	(98,140)	(89,574)	(235,302)	(348,747)	(343,411)	(304,043)	(576,330)	(410,039)
Adjustments to maintain reserves	-	(1)	87	(2)	(69)	(1)	167	(1)

Net equity transactions	303,433	373,774	(1,051,370)	(531,950)	11,422,284	2,653,688	(3,111,204)	243,820

Net change in contract owners’ equity	303,478	909,070	(1,105,519)	1,314,028	16,961,533	4,344,195	(3,411,340)	2,787,393
Contract owners’ equity at beginning of period	2,719,500	1,810,430	7,879,547	6,565,519	8,203,508	3,859,313	12,436,181	9,648,788

Contract owners’ equity at end of period	$3,022,978	2,719,500	6,774,028	7,879,547	25,165,041	8,203,508	9,024,841	12,436,181

CHANGE IN UNITS:
Beginning units	139,139	116,082	236,127	254,101	236,467	151,826	415,090	415,483
Units purchased	77,116	52,266	9,518	11,185	597,086	471,848	148,764	167,089
Units redeemed	(65,727)	(29,209)	(45,076)	(29,159)	(349,488)	(387,207)	(265,672)	(167,482)

Ending units	150,528	139,139	200,569	236,127	484,065	236,467	298,182	415,090

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVAA4		AMVBC4		AMVBD4		AMVCB4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$651,508	643,085	361,832	418,511	505,879	353,424	168,079	75,814
Realized gain (loss) on investments	143,928	396,708	(1,317,972)	(574,295)	567,931	217,601	(109,417)	39,150
Change in unrealized gain (loss) on investments	4,203,514	3,845,871	2,414,952	2,534,752	538,325	351,747	332,575	297,957
Reinvested capital gains	195,224	1,730,800	255,446	1,746,641	193,657	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,194,174	6,616,464	1,714,258	4,125,609	1,805,792	922,772	391,237	412,921

Equity transactions:
Purchase payments received from contract owners (note 4)	2,963,144	2,053,485	388,517	762,388	1,866,387	838,231	312,168	157,167
Transfers between funds	2,484,471	5,316,088	2,805,075	4,790,934	10,774,352	6,693,433	1,956,787	2,718,745
Redemptions (notes 2, 3, and 4)	(3,170,397)	(2,660,725)	(1,768,214)	(5,485,599)	(1,309,962)	(1,002,206)	(107,222)	(81,771)
Adjustments to maintain reserves	146	6	60	(4)	(53)	(5)	45	(1)

Net equity transactions	2,277,364	4,708,854	1,425,438	67,719	11,330,724	6,529,453	2,161,778	2,794,140

Net change in contract owners’ equity	7,471,538	11,325,318	3,139,696	4,193,328	13,136,516	7,452,225	2,553,015	3,207,061
Contract owners’ equity at beginning of period	41,219,581	29,894,263	23,473,483	19,280,155	15,868,712	8,416,487	4,530,625	1,323,564

Contract owners’ equity at end of period	$48,691,119	41,219,581	26,613,179	23,473,483	29,005,228	15,868,712	7,083,640	4,530,625

CHANGE IN UNITS:
Beginning units	2,612,120	2,289,303	1,366,264	1,341,511	1,328,403	769,168	402,778	138,388
Units purchased	1,203,081	826,690	563,835	772,785	2,331,227	1,432,055	517,247	443,067
Units redeemed	(1,047,668)	(503,873)	(505,848)	(748,032)	(1,434,543)	(872,820)	(315,146)	(178,677)

Ending units	2,767,533	2,612,120	1,424,251	1,366,264	2,225,087	1,328,403	604,879	402,778

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGB4		AMVGG4		AMVGI4		AMVGR4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$47,069	42,675	8,427	31,542	370,032	498,556	129,200	255,061
Realized gain (loss) on investments	70,625	(6,973)	753,699	(9,633)	(737,572)	390,538	2,481,092	209,380
Change in unrealized gain (loss) on investments	131,649	183,859	1,271,687	481,713	3,251,210	2,841,750	23,463,702	6,348,464
Reinvested capital gains	54,613	-	132,358	128,341	805,595	3,429,739	1,503,685	4,679,859

Net increase (decrease) in contract owners’ equity resulting from operations	303,956	219,561	2,166,171	631,963	3,689,265	7,160,583	27,577,679	11,492,764

Equity transactions:
Purchase payments received from contract owners (note 4)	166,693	117,071	842,486	704,551	1,514,336	1,520,297	2,958,615	3,085,424
Transfers between funds	1,645,621	544,679	8,967,834	1,887,387	(1,833,421)	4,013,217	5,025,783	4,044,418
Redemptions (notes 2, 3, and 4)	(176,855)	(466,931)	(297,947)	(55,112)	(2,352,103)	(1,672,445)	(3,489,833)	(3,261,935)
Adjustments to maintain reserves	6	-	3	1	(532)	(5)	(150)	(3)

Net equity transactions	1,635,465	194,819	9,512,376	2,536,827	(2,671,720)	3,861,064	4,494,415	3,867,904

Net change in contract owners’ equity	1,939,421	414,380	11,678,547	3,168,790	1,017,545	11,021,647	32,072,094	15,360,668
Contract owners’ equity at beginning of period	3,085,650	2,671,270	3,908,692	739,902	35,421,008	24,399,361	51,582,722	36,222,054

Contract owners’ equity at end of period	$5,025,071	3,085,650	15,587,239	3,908,692	36,438,553	35,421,008	83,654,816	51,582,722

CHANGE IN UNITS:
Beginning units	276,144	257,456	327,695	83,668	1,852,434	1,607,970	2,416,019	2,214,496
Units purchased	635,602	172,727	1,027,645	291,719	718,814	923,217	1,666,165	1,065,932
Units redeemed	(501,340)	(154,039)	(351,320)	(47,692)	(869,238)	(678,753)	(1,497,027)	(864,409)

Ending units	410,406	276,144	1,004,020	327,695	1,702,010	1,852,434	2,585,157	2,416,019

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGS4		AMVGW4		AMVHI4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,803	121	65,305	69,704	970,581	878,624	132,093	365,332
Realized gain (loss) on investments	44,498	(39,817)	(271,768)	(11,713)	168,316	839,883	288,055	355,516
Change in unrealized gain (loss) on investments	1,054,131	406,685	566,825	483,958	81,135	(183,991)	3,968,438	3,923,050
Reinvested capital gains	183,750	90,882	142,568	76,744	-	-	-	696,404

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,182	457,871	502,930	618,693	1,220,032	1,534,516	4,388,586	5,340,302

Equity transactions:
Purchase payments received from contract owners (note 4)	369,288	46,134	101,412	547,550	103,062	22,482	1,808,417	1,142,920
Transfers between funds	2,631,714	616,072	1,164,952	3,312,119	(2,579,988)	13,590,263	(196,464)	3,289,828
Redemptions (notes 2, 3, and 4)	(70,284)	(189,571)	(277,545)	(158,878)	(492,308)	(976,530)	(1,626,992)	(1,224,022)
Adjustments to maintain reserves	19	1	55	-	(3)	5	115	(17)

Net equity transactions	2,930,737	472,636	988,874	3,700,791	(2,969,237)	12,636,220	(14,924)	3,208,709

Net change in contract owners’ equity	4,216,919	930,507	1,491,804	4,319,484	(1,749,205)	14,170,736	4,373,662	8,549,011
Contract owners’ equity at beginning of period	2,254,186	1,323,679	5,267,745	948,261	16,385,120	2,214,384	31,050,126	22,501,115

Contract owners’ equity at end of period	$6,471,105	2,254,186	6,759,549	5,267,745	14,635,915	16,385,120	35,423,788	31,050,126

CHANGE IN UNITS:
Beginning units	196,133	151,150	452,972	106,588	1,276,750	194,247	2,217,015	1,969,051
Units purchased	336,437	142,025	329,771	431,139	7,912,770	3,501,975	687,472	643,152
Units redeemed	(97,378)	(97,042)	(247,229)	(84,755)	(8,129,251)	(2,419,472)	(680,354)	(395,188)

Ending units	435,192	196,133	535,514	452,972	1,060,269	1,276,750	2,224,133	2,217,015

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVIG4		AMVM4		AMVNW4		AMVUA4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$95,026	112,790	123,376	169,143	14,640	247,509	386,094	146,716
Realized gain (loss) on investments	(6,186)	(10,483)	220,268	(13,686)	(379,830)	527,180	608,451	235,706
Change in unrealized gain (loss) on investments	943,372	585,484	208,738	125,606	10,516,200	5,693,026	(180,926)	(43,486)
Reinvested capital gains	-	34,775	20,801	-	409,770	1,208,823	489,803	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,032,212	722,566	573,183	281,063	10,560,780	7,676,538	1,303,422	338,936

Equity transactions:
Purchase payments received from contract owners (note 4)	249,020	299,314	902,698	9,633	1,048,786	980,777	633,902	337,714
Transfers between funds	2,008,040	2,577,117	2,615,546	(763,709)	17,578,562	4,746,729	14,584,879	2,395,473
Redemptions (notes 2, 3, and 4)	(210,402)	(158,814)	(215,593)	(441,394)	(2,913,826)	(2,143,311)	(1,680,865)	(388,237)
Adjustments to maintain reserves	12	-	29	(3)	(5,885)	-	143	-

Net equity transactions	2,046,670	2,717,617	3,302,680	(1,195,473)	15,707,637	3,584,195	13,538,059	2,344,950

Net change in contract owners’ equity	3,078,882	3,440,183	3,875,863	(914,410)	26,268,417	11,260,733	14,841,481	2,683,886
Contract owners’ equity at beginning of period	5,532,387	2,092,204	8,260,714	9,175,124	36,348,516	25,087,783	8,418,499	5,734,613

Contract owners’ equity at end of period	$8,611,269	5,532,387	12,136,577	8,260,714	62,616,933	36,348,516	23,259,980	8,418,499

CHANGE IN UNITS:
Beginning units	515,773	238,853	724,484	843,291	2,561,121	2,275,320	778,743	557,735
Units purchased	466,432	388,905	721,104	623,734	2,162,443	1,273,170	7,181,621	1,023,928
Units redeemed	(222,916)	(111,985)	(444,339)	(742,541)	(1,142,207)	(987,369)	(5,995,025)	(802,920)

Ending units	759,289	515,773	1,001,249	724,484	3,581,357	2,561,121	1,965,339	778,743

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVGIP2		AVPAP2		AVRBP2		AVRGP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$889	177	92,908	113,069	40,187	37,953	1,241	2,305
Realized gain (loss) on investments	39	77	(15,593)	14,947	(69,145)	(18,175)	44,148	241
Change in unrealized gain (loss) on investments	1,221	7,573	130,808	453,920	(70,616)	176,058	4,784	31,904
Reinvested capital gains	2,781	456	241,944	207,500	72,471	121,346	7,717	18,447

Net increase (decrease) in contract owners’ equity resulting from operations	4,930	8,283	450,067	789,436	(27,103)	317,182	57,890	52,897

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	184,246	34,281	3	4,996	-	-
Transfers between funds	-	(585)	744,173	217,777	40,639	(310,688)	(187,953)	-
Redemptions (notes 2, 3, and 4)	(296)	(271)	(190,952)	(250,514)	(116,907)	(187,473)	(2,046)	(1,906)
Adjustments to maintain reserves	6	1	(151)	(2)	(1)	-	(1)	(1)

Net equity transactions	(290)	(855)	737,316	1,542	(76,266)	(493,165)	(190,000)	(1,907)

Net change in contract owners’ equity	4,640	7,428	1,187,383	790,978	(103,369)	(175,983)	(132,110)	50,990
Contract owners’ equity at beginning of period	51,702	44,274	5,185,285	4,394,307	2,435,732	2,611,715	295,306	244,316

Contract owners’ equity at end of period	$56,342	51,702	6,372,668	5,185,285	2,332,363	2,435,732	163,196	295,306

CHANGE IN UNITS:
Beginning units	3,318	3,377	364,691	362,714	171,869	209,544	17,730	17,857
Units purchased	-	-	175,345	44,494	58,696	17,948	16	18
Units redeemed	(18)	(59)	(117,459)	(42,517)	(64,497)	(55,623)	(10,325)	(145)

Ending units	3,300	3,318	422,577	364,691	166,068	171,869	7,421	17,730

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVRIP2		PIHYB2		PIVB2		PIVEI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$471	682	144,288	135,205	622,678	675,200	180,947	221,530
Realized gain (loss) on investments	(127)	(9)	(215,810)	26,724	193,573	591	(2,944,689)	(2,282,293)
Change in unrealized gain (loss) on investments	360	4,623	(17,037)	169,292	811,883	1,148,140	2,050,931	418,942
Reinvested capital gains	321	1,301	-	-	-	-	328,349	3,722,110

Net increase (decrease) in contract owners’ equity resulting from operations	1,025	6,597	(88,559)	331,221	1,628,134	1,823,931	(384,462)	2,080,289

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	30,705	10,725	371,864	175,464	83,655	184,709
Transfers between funds	(1,608)	-	(2,185,512)	3,202,625	(3,222,261)	5,746,183	(2,009,645)	(244,424)
Redemptions (notes 2, 3, and 4)	(325)	(338)	(188,775)	(158,855)	(1,401,659)	(1,659,280)	(448,303)	(270,851)
Adjustments to maintain reserves	1	-	(5,293)	465	603	532	1,784	(4)

Net equity transactions	(1,932)	(338)	(2,348,875)	3,054,960	(4,251,453)	4,262,899	(2,372,509)	(330,570)

Net change in contract owners’ equity	(907)	6,259	(2,437,434)	3,386,181	(2,623,319)	6,086,830	(2,756,971)	1,749,719
Contract owners’ equity at beginning of period	43,812	37,553	4,416,386	1,030,205	25,229,564	19,142,734	10,320,416	8,570,697

Contract owners’ equity at end of period	$42,905	43,812	1,978,952	4,416,386	22,606,245	25,229,564	7,563,445	10,320,416

CHANGE IN UNITS:
Beginning units	3,613	3,643	187,219	50,113	1,392,379	1,156,720	336,068	337,691
Units purchased	-	-	724,429	238,711	445,496	727,514	136,370	123,252
Units redeemed	(171)	(30)	(829,502)	(101,605)	(684,903)	(491,855)	(235,652)	(124,875)

Ending units	3,442	3,613	82,146	187,219	1,152,972	1,392,379	236,786	336,068

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PIVF2		PIVMV2		PIVSI2		BRVCA3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20,220	12,563	10,996	12,443	520,332	425,911	-	-
Realized gain (loss) on investments	191,793	(104,747)	(18,018)	(141,070)	(173,323)	(102,399)	2,891	(825)
Change in unrealized gain (loss) on investments	360,039	231,598	19,992	355,267	516,364	887,624	7,657	4,557
Reinvested capital gains	299,836	247,240	37,400	74,178	51,158	-	1,953	5,827

Net increase (decrease) in contract owners’ equity resulting from operations	871,888	386,654	50,370	300,818	914,531	1,211,136	12,501	9,559

Equity transactions:
Purchase payments received from contract owners (note 4)	188,807	14,377	28,939	2,232	210,197	325,588	-	-
Transfers between funds	2,105,492	1,025,232	(609,633)	712,012	2,502,882	1,729,672	(27,262)	(7,290)
Redemptions (notes 2, 3, and 4)	(210,966)	(85,099)	(49,446)	(153,169)	(689,362)	(634,815)	(30)	(76)
Adjustments to maintain reserves	349	1	3,097	(1)	603	(56)	9	-

Net equity transactions	2,083,682	954,511	(627,043)	561,074	2,024,320	1,420,389	(27,283)	(7,366)

Net change in contract owners’ equity	2,955,570	1,341,165	(576,673)	861,892	2,938,851	2,631,525	(14,782)	2,193
Contract owners’ equity at beginning of period	2,440,322	1,099,157	1,952,969	1,091,077	15,204,256	12,572,731	34,401	32,208

Contract owners’ equity at end of period	$5,395,892	2,440,322	1,376,296	1,952,969	18,143,107	15,204,256	19,619	34,401

CHANGE IN UNITS:
Beginning units	77,947	43,864	77,358	55,673	807,382	728,527	1,094	1,348
Units purchased	166,025	123,026	21,047	58,012	748,405	692,910	-	-
Units redeemed	(107,792)	(88,943)	(44,911)	(36,327)	(647,336)	(614,055)	(653)	(254)

Ending units	136,180	77,947	53,494	77,358	908,451	807,382	441	1,094

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVED3		BRVHY3		BRVTR3		BRVUG3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$283,018	188,455	1,591,556	1,787,494	359,810	387,668	109,526	62,218
Realized gain (loss) on investments	(634,058)	39,892	1,450,585	1,422,409	851,114	49,346	501,459	122,938
Change in unrealized gain (loss) on investments	794,270	1,430,907	574,707	694,296	(747,142)	765,434	(10,301)	(9,510)
Reinvested capital gains	536,941	777,810	-	-	1,033,475	51,928	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	980,171	2,437,064	3,616,848	3,904,199	1,497,257	1,254,376	600,684	175,646

Equity transactions:
Purchase payments received from contract owners (note 4)	502,657	164,529	316,245	356,943	1,432,354	487,244	259,021	74,187
Transfers between funds	3,388,879	2,108,221	8,727,225	31,427,879	4,391,869	915,454	3,072,471	(997,465)
Redemptions (notes 2, 3, and 4)	(875,212)	(738,658)	(1,855,922)	(2,962,803)	(1,254,127)	(1,326,931)	(732,171)	(192,591)
Adjustments to maintain reserves	24	(2)	(1,469)	(700)	2,825	(32)	(270)	16

Net equity transactions	3,016,348	1,534,090	7,186,079	28,821,319	4,572,921	75,735	2,599,051	(1,115,853)

Net change in contract owners’ equity	3,996,519	3,971,154	10,802,927	32,725,518	6,070,178	1,330,111	3,199,735	(940,207)
Contract owners’ equity at beginning of period	11,965,924	7,994,770	43,622,149	10,896,631	15,163,637	13,833,526	1,848,916	2,789,123

Contract owners’ equity at end of period	$15,962,443	11,965,924	54,425,076	43,622,149	21,233,815	15,163,637	5,048,651	1,848,916

CHANGE IN UNITS:
Beginning units	480,405	407,311	2,721,348	784,082	1,211,932	1,200,995	164,934	263,966
Units purchased	460,662	224,122	14,171,077	11,916,876	1,608,379	813,425	2,337,365	583,389
Units redeemed	(318,456)	(151,028)	(13,725,745)	(9,979,610)	(1,258,859)	(802,488)	(2,076,879)	(682,421)

Ending units	622,611	480,405	3,166,680	2,721,348	1,561,452	1,211,932	425,420	164,934

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BVLCC3		BVLCV3		BVLFG3		MLVGA3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$47,095	57,217	66,652	57,315	-	-	246,532	221,254
Realized gain (loss) on investments	65,115	(325,804)	(156,188)	(375,668)	2,883,282	758,279	442,323	92,925
Change in unrealized gain (loss) on investments	373,659	1,162,236	364,484	829,773	680,414	576,175	1,775,700	1,952,818
Reinvested capital gains	491,133	280,118	55,013	133,560	1,247,388	1,095,634	1,190,331	698,001

Net increase (decrease) in contract owners’ equity resulting from operations	977,002	1,173,767	329,961	644,980	4,811,084	2,430,088	3,654,886	2,964,998

Equity transactions:
Purchase payments received from contract owners (note 4)	221,174	40,756	206,830	48,483	565,988	598,940	627,484	250,142
Transfers between funds	(524,735)	1,188,667	572,260	654,501	9,562,296	3,595,960	337,420	(1,324,723)
Redemptions (notes 2, 3, and 4)	(428,365)	(1,006,226)	(320,520)	(189,526)	(1,269,454)	(704,995)	(1,066,967)	(1,360,262)
Adjustments to maintain reserves	(1,497)	(1)	(8)	-	(12)	2	(205)	7

Net equity transactions	(733,423)	223,196	458,562	513,458	8,858,818	3,489,907	(102,268)	(2,434,836)

Net change in contract owners’ equity	243,579	1,396,963	788,523	1,158,438	13,669,902	5,919,995	3,552,618	530,162
Contract owners’ equity at beginning of period	5,400,904	4,003,941	3,581,499	2,423,061	11,007,011	5,087,016	18,035,597	17,505,435

Contract owners’ equity at end of period	$5,644,483	5,400,904	4,370,022	3,581,499	24,676,913	11,007,011	21,588,215	18,035,597

CHANGE IN UNITS:
Beginning units	192,916	201,402	151,169	126,153	323,982	201,412	1,112,982	1,270,816
Units purchased	118,059	138,694	127,909	103,664	966,710	461,669	355,131	191,856
Units redeemed	(136,162)	(147,180)	(101,516)	(78,648)	(748,858)	(339,099)	(361,973)	(349,690)

Ending units	174,813	192,916	177,562	151,169	541,834	323,982	1,106,140	1,112,982

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSIF		DSRG		DVSCS		CVSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$544,130	696,271	31,296	22,614	330,994	310,183	61,776	46,255
Realized gain (loss) on investments	803,996	1,663,630	300,586	(29,884)	(6,418,545)	(242,949)	24,005	(1,456)
Change in unrealized gain (loss) on investments	1,513,840	7,195,517	1,174,270	421,544	6,691,165	4,012,861	389,974	328,547
Reinvested capital gains	2,655,746	2,331,130	34,359	50,232	1,884,729	2,959,872	127,478	106,478

Net increase (decrease) in contract owners’ equity resulting from operations	5,517,712	11,886,548	1,540,511	464,506	2,488,343	7,039,967	603,233	479,824

Equity transactions:
Purchase payments received from contract owners (note 4)	494,220	542,782	183,198	82,806	464,561	616,250	167,299	879,191
Transfers between funds	(11,828,092)	(4,684,074)	3,332,244	967,261	1,012,616	319,710	764,775	687,159
Redemptions (notes 2, 3, and 4)	(2,694,371)	(1,652,810)	(123,375)	(120,127)	(2,660,520)	(2,253,742)	(171,185)	(58,799)
Adjustments to maintain reserves	240	(9)	35	-	10	2	(8)	(2)

Net equity transactions	(14,028,003)	(5,794,111)	3,392,102	929,940	(1,183,333)	(1,317,780)	760,881	1,507,549

Net change in contract owners’ equity	(8,510,291)	6,092,437	4,932,613	1,394,446	1,305,010	5,722,187	1,364,114	1,987,373
Contract owners’ equity at beginning of period	48,019,994	41,927,557	2,286,568	892,122	37,970,143	32,247,956	3,289,650	1,302,277

Contract owners’ equity at end of period	$39,509,703	48,019,994	7,219,181	2,286,568	39,275,153	37,970,143	4,653,764	3,289,650

CHANGE IN UNITS:
Beginning units	1,888,102	2,166,411	65,014	33,969	1,062,043	1,081,235	218,982	107,007
Units purchased	532,575	1,309,261	187,689	42,693	802,702	309,025	113,005	129,206
Units redeemed	(1,096,624)	(1,587,570)	(78,200)	(11,648)	(867,601)	(328,217)	(61,023)	(17,231)

Ending units	1,324,053	1,888,102	174,503	65,014	997,144	1,062,043	270,964	218,982

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVGT2		CLVLV1		CLVSI2		CLVSV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(328)	(467)	-	-	171,240	114,367	-	-
Realized gain (loss) on investments	529,812	(1,002,540)	(94,855)	165,128	(113,689)	82,437	(159,828)	(126,291)
Change in unrealized gain (loss) on investments	5,075,513	4,564,368	733,901	2,534,698	122,260	169,536	379,314	489,862
Reinvested capital gains	1,615,768	1,996,755	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,220,765	5,558,116	639,046	2,699,826	179,811	366,340	219,486	363,571

Equity transactions:
Purchase payments received from contract owners (note 4)	476,685	292,910	273,440	183,517	321,582	303,428	87,596	82,299
Transfers between funds	474,950	4,208,213	(453,264)	(125,293)	(3,355,130)	5,613,504	(356,321)	723,644
Redemptions (notes 2, 3, and 4)	(909,849)	(1,476,402)	(729,619)	(807,334)	(505,477)	(326,648)	(89,347)	(130,204)
Adjustments to maintain reserves	(8,495)	(3)	68	3	12	3	18	-

Net equity transactions	33,291	3,024,718	(909,375)	(749,107)	(3,539,013)	5,590,287	(358,054)	675,739

Net change in contract owners’ equity	7,254,056	8,582,834	(270,329)	1,950,719	(3,359,202)	5,956,627	(138,568)	1,039,310
Contract owners’ equity at beginning of period	18,317,865	9,735,031	12,378,611	10,427,892	8,102,549	2,145,922	2,936,806	1,897,496

Contract owners’ equity at end of period	$25,571,921	18,317,865	12,108,282	12,378,611	4,743,347	8,102,549	2,798,238	2,936,806

CHANGE IN UNITS:
Beginning units	319,618	251,163	515,162	552,963	671,500	196,202	141,557	107,975
Units purchased	210,279	324,068	138,828	83,540	370,251	691,845	86,522	141,563
Units redeemed	(193,113)	(255,613)	(186,699)	(121,341)	(673,019)	(216,547)	(104,461)	(107,981)

Ending units	336,784	319,618	467,291	515,162	368,732	671,500	123,618	141,557

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CSCRS		DWVSVS		DFVEA		DFVGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$104,188	16,316	74,494	54,295	563,312	463,268	(264,617)	3,003,547
Realized gain (loss) on investments	(262,835)	(99,968)	(1,464,503)	(160,600)	(281,921)	(71,046)	(666,909)	(368,308)
Change in unrealized gain (loss) on investments	183,779	188,419	812,503	1,412,320	5,772,757	3,840,669	2,462,853	2,123,814
Reinvested capital gains	-	-	424,734	559,860	104,423	211,702	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,132	104,767	(152,772)	1,865,875	6,158,571	4,444,593	1,531,327	4,759,053

Equity transactions:
Purchase payments received from contract owners (note 4)	13,955	31,721	93,824	231,778	2,630,161	91,228	4,609,815	2,639,967
Transfers between funds	190,809	746,203	470,609	2,014,901	8,321,887	17,499,115	3,059,740	13,493,391
Redemptions (notes 2, 3, and 4)	(119,075)	(139,799)	(361,561)	(280,771)	(3,564,799)	(709,000)	(6,200,954)	(7,905,211)
Adjustments to maintain reserves	241	1	(19)	(1)	(87)	(13)	(208)	45

Net equity transactions	85,930	638,126	202,853	1,965,907	7,387,162	16,881,330	1,468,393	8,228,192

Net change in contract owners’ equity	111,062	742,893	50,081	3,831,782	13,545,733	21,325,923	2,999,720	12,987,245
Contract owners’ equity at beginning of period	2,227,807	1,484,914	10,235,901	6,404,119	31,601,453	10,275,530	130,545,016	117,557,771

Contract owners’ equity at end of period	$2,338,869	2,227,807	10,285,982	10,235,901	45,147,186	31,601,453	133,544,736	130,545,016

CHANGE IN UNITS:
Beginning units	408,016	289,258	711,183	570,418	2,743,885	1,119,460	11,216,128	10,444,018
Units purchased	523,900	434,206	570,384	318,921	1,578,099	1,884,902	3,159,347	2,901,220
Units redeemed	(496,602)	(315,448)	(553,089)	(178,156)	(814,489)	(260,477)	(3,010,105)	(2,129,110)

Ending units	435,314	408,016	728,478	711,183	3,507,495	2,743,885	11,365,370	11,216,128

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGMI		DFVIS		DFVIV		DFVSTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$512,347	1,224,786	1,151,974	1,647,343	1,871,960	3,194,738	296,573	1,633,919
Realized gain (loss) on investments	1,293,273	1,141,658	(1,120,749)	(348,555)	(2,533,306)	(520,830)	67,023	284,660
Change in unrealized gain (loss) on investments	4,614,417	6,661,783	4,184,644	11,155,092	(1,588,168)	11,047,742	(94,765)	(58,425)
Reinvested capital gains	796,140	469,485	1,154,055	797,903	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,216,177	9,497,712	5,369,924	13,251,783	(2,249,514)	13,721,650	268,831	1,860,154

Equity transactions:
Purchase payments received from contract owners (note 4)	3,846,937	1,531,846	1,804,601	989,915	1,762,763	1,598,161	2,346,189	5,815,148
Transfers between funds	(1,144,154)	6,674,374	(3,607,309)	5,411,996	2,131,213	1,226,242	10,551,719	(5,869,950)
Redemptions (notes 2, 3, and 4)	(4,140,790)	(3,283,331)	(3,469,830)	(2,990,117)	(6,653,245)	(5,773,613)	(8,128,523)	(4,763,370)
Adjustments to maintain reserves	1,722	2	353	(10)	(37)	40	57	(100)

Net equity transactions	(1,436,285)	4,922,891	(5,272,185)	3,411,784	(2,759,306)	(2,949,170)	4,769,442	(4,818,272)

Net change in contract owners’ equity	5,779,892	14,420,603	97,739	16,663,567	(5,008,820)	10,772,480	5,038,273	(2,958,118)
Contract owners’ equity at beginning of period	64,850,761	50,430,158	71,733,105	55,069,538	101,741,693	90,969,213	82,353,329	85,311,447

Contract owners’ equity at end of period	$70,630,653	64,850,761	71,830,844	71,733,105	96,732,873	101,741,693	87,391,602	82,353,329

CHANGE IN UNITS:
Beginning units	4,862,268	4,447,310	4,734,857	4,385,017	8,358,589	8,599,113	7,824,481	8,291,884
Units purchased	935,888	1,181,977	1,419,938	1,296,574	2,567,921	1,896,997	5,569,895	3,398,967
Units redeemed	(1,022,634)	(767,019)	(1,748,038)	(946,734)	(2,726,860)	(2,137,521)	(5,116,526)	(3,866,370)

Ending units	4,775,522	4,862,268	4,406,757	4,734,857	8,199,650	8,358,589	8,277,850	7,824,481

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVULV		DFVUTV		ETVFR		FHIB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,561,375	2,849,856	1,238,490	1,095,432	1,773,664	2,838,294	721,707	690,881
Realized gain (loss) on investments	1,403,162	1,845,206	(4,440,337)	(237,926)	(2,744,684)	(754,462)	(562,581)	(334,709)
Change in unrealized gain (loss) on investments	(8,669,140)	25,444,375	7,173,654	13,205,050	1,186,876	2,667,026	737,707	1,182,351
Reinvested capital gains	-	1,635,820	-	2,299,111	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,704,603)	31,775,257	3,971,807	16,361,667	215,856	4,750,858	896,833	1,538,523

Equity transactions:
Purchase payments received from contract owners (note 4)	4,011,534	3,472,071	3,063,584	1,942,845	236,025	803,050	272,270	212,590
Transfers between funds	(5,367,672)	8,325,837	(2,014,123)	11,660,114	(10,211,329)	(10,928,689)	(562,186)	3,980,952
Redemptions (notes 2, 3, and 4)	(11,579,114)	(8,182,241)	(3,792,402)	(3,883,986)	(4,956,322)	(4,188,977)	(717,410)	(469,328)
Adjustments to maintain reserves	3,941	(93)	611	(27)	107	(958)	(3)	4

Net equity transactions	(12,931,311)	3,615,574	(2,742,330)	9,718,946	(14,931,519)	(14,315,574)	(1,007,329)	3,724,218

Net change in contract owners’ equity	(17,635,914)	35,390,831	1,229,477	26,080,613	(14,715,663)	(9,564,716)	(110,496)	5,262,741
Contract owners’ equity at beginning of period	160,762,215	125,371,384	94,936,429	68,855,816	64,569,023	74,133,739	14,737,295	9,474,554

Contract owners’ equity at end of period	$143,126,301	160,762,215	96,165,906	94,936,429	49,853,360	64,569,023	14,626,799	14,737,295

CHANGE IN UNITS:
Beginning units	8,735,277	8,406,460	5,909,826	5,121,597	4,553,721	5,587,260	545,797	404,448
Units purchased	2,388,103	2,262,326	2,369,657	1,837,930	2,466,360	2,503,951	492,514	406,665
Units redeemed	(3,154,622)	(1,933,509)	(2,384,105)	(1,049,701)	(3,572,636)	(3,537,490)	(516,300)	(265,316)

Ending units	7,968,758	8,735,277	5,895,378	5,909,826	3,447,445	4,553,721	522,011	545,797

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVK2S		FVU2		FB2		FC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	204,502	196,334	287,602	289,448	21,762	52,242
Realized gain (loss) on investments	87,370	179,264	315,876	145,930	261,463	(22,929)	747,421	601,592
Change in unrealized gain (loss) on investments	1,254,346	675,834	(545,681)	1,333,636	3,487,710	2,779,173	6,470,360	2,966,214
Reinvested capital gains	489,967	627,773	-	-	301,691	785,497	147,752	3,018,430

Net increase (decrease) in contract owners’ equity resulting from operations	1,831,683	1,482,871	(25,303)	1,675,900	4,338,466	3,831,189	7,387,295	6,638,478

Equity transactions:
Purchase payments received from contract owners (note 4)	86,311	247,003	356,729	53,072	1,779,068	977,594	1,065,767	484,871
Transfers between funds	556,190	407,252	(169,239)	(985,534)	1,281,765	2,581,484	(970,094)	(1,813,320)
Redemptions (notes 2, 3, and 4)	(320,507)	(458,086)	(632,338)	(1,189,611)	(977,343)	(1,800,623)	(1,589,400)	(1,416,343)
Adjustments to maintain reserves	29	(2)	(777)	(1)	(187)	2	(161)	-

Net equity transactions	322,023	196,167	(445,625)	(2,122,074)	2,083,303	1,758,457	(1,493,888)	(2,744,792)

Net change in contract owners’ equity	2,153,706	1,679,038	(470,928)	(446,174)	6,421,769	5,589,646	5,893,407	3,893,686
Contract owners’ equity at beginning of period	5,823,412	4,144,374	8,873,845	9,320,019	20,307,592	14,717,946	26,041,826	22,148,140

Contract owners’ equity at end of period	$7,977,118	5,823,412	8,402,917	8,873,845	26,729,361	20,307,592	31,935,233	26,041,826

CHANGE IN UNITS:
Beginning units	194,899	187,193	308,643	393,049	937,211	846,759	938,448	1,041,780
Units purchased	237,320	318,637	104,599	54,817	438,446	533,030	396,457	485,987
Units redeemed	(222,053)	(310,931)	(121,399)	(139,223)	(338,272)	(442,578)	(438,694)	(589,319)

Ending units	210,166	194,899	291,843	308,643	1,037,385	937,211	896,211	938,448

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FDCA2		FDSCS2		FEI2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$26	195	34,725	30,656	114,858	65,427	7,417	7,408
Realized gain (loss) on investments	8	-	(170,119)	(141,584)	(130,387)	(137,474)	1,757,858	158,838
Change in unrealized gain (loss) on investments	17,741	4,512	1,831,250	556,006	633,637	637,877	3,088,166	2,570,178
Reinvested capital gains	828	8,113	-	236,725	173,769	196,373	1,746,400	843,622

Net increase (decrease) in contract owners’ equity resulting from operations	18,603	12,820	1,695,856	681,803	791,877	762,203	6,599,841	3,580,046

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	406,695	114,251	142,662	58,759	400,482	263,684
Transfers between funds	-	-	2,145,402	1,593,728	3,577,209	1,233,219	4,026,689	1,586,715
Redemptions (notes 2, 3, and 4)	(29)	-	(310,064)	(230,181)	(136,648)	(442,619)	(1,430,008)	(929,864)
Adjustments to maintain reserves	(4)	-	(50)	(2)	-	-	(5,527)	1

Net equity transactions	(33)	-	2,241,983	1,477,796	3,583,223	849,359	2,991,636	920,536

Net change in contract owners’ equity	18,570	12,820	3,937,839	2,159,599	4,375,100	1,611,562	9,591,477	4,500,582
Contract owners’ equity at beginning of period	55,808	42,988	4,763,703	2,604,104	4,088,930	2,477,368	13,975,458	9,474,876

Contract owners’ equity at end of period	$74,378	55,808	8,701,542	4,763,703	8,464,030	4,088,930	23,566,935	13,975,458

CHANGE IN UNITS:
Beginning units	1,876	1,876	199,493	131,200	161,207	122,538	397,334	357,880
Units purchased	-	-	241,065	121,115	317,836	128,511	512,105	435,400
Units redeemed	(1)	-	(135,158)	(52,822)	(136,139)	(89,842)	(442,250)	(395,946)

Ending units	1,875	1,876	305,400	199,493	342,904	161,207	467,189	397,334

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGO2		FHI2		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$48,965	101,713	-	-	481,416	767,732	1,455,756	1,016,478
Realized gain (loss) on investments	(219,512)	(233,646)	3,451,261	696,695	(390,031)	385,990	1,297,492	143,727
Change in unrealized gain (loss) on investments	280,389	599,224	11,787,252	3,231,145	229,517	209,890	2,003,260	1,789,800
Reinvested capital gains	123,601	270,668	2,073,359	1,015,910	-	-	19,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	233,443	737,959	17,311,872	4,943,750	320,902	1,363,612	4,776,272	2,950,005

Equity transactions:
Purchase payments received from contract owners (note 4)	104,712	(9,511)	1,356,503	541,893	51,420	292,848	3,192,905	493,176
Transfers between funds	(261,460)	(637,713)	4,192,677	18,553,138	(5,328,083)	10,918,242	38,176,385	15,087,255
Redemptions (notes 2, 3, and 4)	(66,293)	(144,814)	(2,269,019)	(1,030,378)	(508,296)	(1,149,931)	(2,577,450)	(1,286,274)
Adjustments to maintain reserves	(189)	-	530	1	(4)	3	970	(2)

Net equity transactions	(223,230)	(792,038)	3,280,691	18,064,654	(5,784,963)	10,061,162	38,792,810	14,294,155

Net change in contract owners’ equity	10,213	(54,079)	20,592,563	23,008,404	(5,464,061)	11,424,774	43,569,082	17,244,160
Contract owners’ equity at beginning of period	2,908,553	2,962,632	31,262,194	8,253,790	15,487,516	4,062,742	42,392,156	25,147,996

Contract owners’ equity at end of period	$2,918,766	2,908,553	51,854,757	31,262,194	10,023,455	15,487,516	85,961,238	42,392,156

CHANGE IN UNITS:
Beginning units	101,760	134,053	719,798	278,170	941,740	284,464	3,119,692	2,024,409
Units purchased	80,961	33,789	836,600	887,890	1,789,128	2,067,683	5,050,025	1,994,318
Units redeemed	(77,269)	(66,082)	(807,248)	(446,262)	(2,136,652)	(1,410,407)	(2,368,474)	(899,035)

Ending units	105,452	101,760	749,150	719,798	594,216	941,740	5,801,243	3,119,692

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMC2		FNRS2		FO2		FRESS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,336	44,723	9,061	-	15,745	115,861	160,224	175,934
Realized gain (loss) on investments	(263,300)	(446,025)	(84,828)	-	137,085	204,898	(496,149)	317,674
Change in unrealized gain (loss) on investments	1,439,681	961,656	73,643	-	796,281	1,134,902	(1,044,037)	1,421,158
Reinvested capital gains	-	823,454	-	-	30,804	253,328	439,106	233,295

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,717	1,383,808	(2,124)	-	979,915	1,708,989	(940,856)	2,148,061

Equity transactions:
Purchase payments received from contract owners (note 4)	163,676	183,259	54,509	-	125,423	38,495	244,338	118,477
Transfers between funds	160,716	(25,136)	579,495	-	(931,753)	354,845	(2,990,912)	87,133
Redemptions (notes 2, 3, and 4)	(305,739)	(748,434)	(3,095)	-	(314,956)	(239,196)	(224,798)	(630,963)
Adjustments to maintain reserves	(48)	2	(2)	-	4,555	2	(2,231)	1

Net equity transactions	18,605	(590,309)	630,907	-	(1,116,731)	154,146	(2,973,603)	(425,352)

Net change in contract owners’ equity	1,220,322	793,499	628,783	-	(136,816)	1,863,135	(3,914,459)	1,722,709
Contract owners’ equity at beginning of period	6,736,368	5,942,869	-	-	8,160,912	6,297,777	11,702,358	9,979,649

Contract owners’ equity at end of period	$7,956,690	6,736,368	628,783	-	8,024,096	8,160,912	7,787,899	11,702,358

CHANGE IN UNITS:
Beginning units	322,991	351,121	-	-	488,485	480,633	509,104	532,476
Units purchased	91,343	148,149	119,126	-	89,644	116,602	158,012	330,003
Units redeemed	(89,002)	(176,279)	(65,278)	-	(157,864)	(108,750)	(302,188)	(353,375)

Ending units	325,332	322,991	53,848	-	420,265	488,485	364,928	509,104

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FV2		FVF202		FVF502		FVF602
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$37,296	53,550	189	326	3,373	5,960	7,391	12,148
Realized gain (loss) on investments	(450,097)	(53,047)	9	(4)	5,153	2,319	(43,571)	(3,305)
Change in unrealized gain (loss) on investments	161,688	568,454	1,203	744	26,949	18,818	111,590	15,443
Reinvested capital gains	162,876	210,214	124	704	7,898	39,612	22,577	136,069

Net increase (decrease) in contract owners’ equity resulting from operations	(88,237)	779,171	1,525	1,770	43,373	66,709	97,987	160,355

Equity transactions:
Purchase payments received from contract owners (note 4)	42,958	17,944	-	-	-	(22,102)	-	-
Transfers between funds	(227,350)	678,715	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(261,528)	(126,936)	(269)	(251)	(89,356)	(86,286)	(237,335)	(18,249)
Adjustments to maintain reserves	(4,838)	(1)	6	-	(9)	1	(2)	-

Net equity transactions	(450,758)	569,722	(263)	(251)	(89,365)	(108,387)	(237,337)	(18,249)

Net change in contract owners’ equity	(538,995)	1,348,893	1,262	1,519	(45,992)	(41,678)	(139,350)	142,106
Contract owners’ equity at beginning of period	3,832,211	2,483,318	18,978	17,459	391,457	433,135	941,716	799,610

Contract owners’ equity at end of period	$3,293,216	3,832,211	20,240	18,978	345,465	391,457	802,366	941,716

CHANGE IN UNITS:
Beginning units	152,805	131,788	1,426	1,445	23,822	31,022	53,103	54,220
Units purchased	110,580	81,158	-	-	1	-	13,255	-
Units redeemed	(136,716)	(60,141)	(19)	(19)	(5,363)	(7,200)	(26,987)	(1,117)

Ending units	126,669	152,805	1,407	1,426	18,460	23,822	39,371	53,103

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVF702		FVFI2		FVICA2		FVSIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13	18	84,423	35,347	38,253	58,657	1,151,720	1,009,804
Realized gain (loss) on investments	-	-	184,326	(2,389)	903,745	533,277	(34,377)	64,287
Change in unrealized gain (loss) on investments	199	93	140,332	64,772	3,891,677	4,299,062	1,505,330	1,754,110
Reinvested capital gains	38	177	48,993	21,760	681,586	164,022	358,979	239,090

Net increase (decrease) in contract owners’ equity resulting from operations	250	288	458,074	119,490	5,515,261	5,055,018	2,981,652	3,067,291

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	229,540	10,385	420,417	686,665	951,725	561,132
Transfers between funds	-	-	6,417,697	1,002,939	5,035,533	2,200,512	3,711,301	2,980,790
Redemptions (notes 2, 3, and 4)	(1)	(1)	(722,250)	(120,427)	(1,227,614)	(1,125,572)	(1,860,505)	(1,522,847)
Adjustments to maintain reserves	(10)	-	33	(2)	1,026	7	350	(6)

Net equity transactions	(11)	(1)	5,925,020	892,895	4,229,362	1,761,612	2,802,871	2,019,069

Net change in contract owners’ equity	239	287	6,383,094	1,012,385	9,744,623	6,816,630	5,784,523	5,086,360
Contract owners’ equity at beginning of period	1,566	1,279	1,971,981	959,596	21,106,575	14,289,945	33,539,778	28,453,418

Contract owners’ equity at end of period	$1,805	1,566	8,355,075	1,971,981	30,851,198	21,106,575	39,324,301	33,539,778

CHANGE IN UNITS:
Beginning units	83	84	163,902	89,100	999,200	897,019	2,314,759	2,170,168
Units purchased	-	-	1,010,575	100,574	753,022	574,255	1,067,287	507,978
Units redeemed	-	(1)	(544,678)	(25,772)	(563,729)	(472,074)	(850,827)	(363,387)

Ending units	83	83	629,799	163,902	1,188,493	999,200	2,531,219	2,314,759

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FVTV2		FEOVF		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$208	298	4,378	4,442	1,114,974	159,934	3,329,270	2,787,296
Realized gain (loss) on investments	(18)	(499)	13	4,884	(1,418,656)	(287,907)	(4,385,292)	608,653
Change in unrealized gain (loss) on investments	541	4,693	18,324	51,774	733,874	6,043,915	(1,473,299)	(2,371,154)
Reinvested capital gains	1,072	1,884	7,997	11,360	1,971,145	1,733,920	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,803	6,376	30,712	72,460	2,401,337	7,649,862	(2,529,321)	1,024,795

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	675,468	768,435	39,147	689,347
Transfers between funds	-	(3,572)	-	-	(8,513,676)	1,853,210	(16,104,941)	3,004,423
Redemptions (notes 2, 3, and 4)	(65)	(1,268)	(279)	(170,378)	(2,252,656)	(2,621,316)	(2,257,031)	(3,205,277)
Adjustments to maintain reserves	(11)	-	(4)	(1)	2,677	1	(116)	7

Net equity transactions	(76)	(4,840)	(283)	(170,379)	(10,088,187)	330	(18,322,941)	488,500

Net change in contract owners’ equity	1,727	1,536	30,429	(97,919)	(7,686,850)	7,650,192	(20,852,262)	1,513,295
Contract owners’ equity at beginning of period	22,713	21,177	341,898	439,817	52,194,443	44,544,251	45,159,148	43,645,853

Contract owners’ equity at end of period	$24,440	22,713	372,327	341,898	44,507,593	52,194,443	24,306,886	45,159,148

CHANGE IN UNITS:
Beginning units	943	1,179	21,920	33,456	2,292,622	2,280,382	2,529,396	2,493,238
Units purchased	-	-	1	11,494	474,232	534,085	500,510	1,102,758
Units redeemed	(4)	(236)	(19)	(23,030)	(906,977)	(521,845)	(1,588,333)	(1,066,600)

Ending units	939	943	21,902	21,920	1,859,877	2,292,622	1,441,573	2,529,396

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVGR2		FTVIS2		FTVMS2		FTVRD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$81,725	110,544	1,210,128	1,200,371	55,784	61,617	90,456	90,236
Realized gain (loss) on investments	(72,625)	131,044	(879,783)	57,244	(215,476)	(94,868)	(479,452)	(268,123)
Change in unrealized gain (loss) on investments	(494,283)	375,454	(381,302)	1,716,854	(138,546)	410,356	852,619	762,379
Reinvested capital gains	262,541	86,431	17,141	362,796	77,555	329,467	383,612	1,119,022

Net increase (decrease) in contract owners’ equity resulting from operations	(222,642)	703,473	(33,816)	3,337,265	(220,683)	706,572	847,235	1,703,514

Equity transactions:
Purchase payments received from contract owners (note 4)	90,547	31,152	204,211	619,037	3,970	440,049	364,853	159,353
Transfers between funds	28,404	(607,775)	(1,107,697)	3,712,223	(143,597)	(1,345,588)	(762,292)	1,432,520
Redemptions (notes 2, 3, and 4)	(166,884)	(222,643)	(1,334,219)	(2,875,266)	(194,116)	(456,370)	(571,945)	(639,992)
Adjustments to maintain reserves	(3)	-	(154)	5	13	(3)	84	(1)

Net equity transactions	(47,936)	(799,266)	(2,237,859)	1,455,999	(333,730)	(1,361,912)	(969,300)	951,880

Net change in contract owners’ equity	(270,578)	(95,793)	(2,271,675)	4,793,264	(554,413)	(655,340)	(122,065)	2,655,394
Contract owners’ equity at beginning of period	3,197,028	3,292,821	24,002,658	19,209,394	3,016,793	3,672,133	8,443,800	5,788,406

Contract owners’ equity at end of period	$2,926,450	3,197,028	21,730,983	24,002,658	2,462,380	3,016,793	8,321,735	8,443,800

CHANGE IN UNITS:
Beginning units	123,458	155,608	903,763	836,996	111,167	163,064	514,143	452,568
Units purchased	34,382	99,396	304,029	440,629	15,673	35,653	473,661	436,045
Units redeemed	(32,260)	(131,546)	(390,579)	(373,862)	(35,980)	(87,550)	(546,148)	(374,470)

Ending units	125,580	123,458	817,213	903,763	90,860	111,167	441,656	514,143

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSI2		FTVUG2		GVGMNS		GVMSA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$778,745	667,098	443,424	213,559	463	2,369	66,863	60,669
Realized gain (loss) on investments	(167,877)	48,944	99,852	131,642	6	1	(4,339)	(60,132)
Change in unrealized gain (loss) on investments	83,850	292,785	(29,852)	39,292	3,888	8,457	266,951	172,304
Reinvested capital gains	-	-	-	-	2,399	6,928	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	694,718	1,008,827	513,424	384,493	6,756	17,755	329,475	172,841

Equity transactions:
Purchase payments received from contract owners (note 4)	330,747	300,260	550,282	60,114	-	-	955,034	20,538
Transfers between funds	2,052,691	641,736	182,935	5,031,584	(1,698)	-	500,304	135,192
Redemptions (notes 2, 3, and 4)	(749,598)	(1,061,292)	(890,587)	(1,010,317)	(117)	(25)	(240,962)	(100,872)
Adjustments to maintain reserves	(1)	(12)	(8)	4	3	-	(19)	-

Net equity transactions	1,633,839	(119,308)	(157,378)	4,081,385	(1,812)	(25)	1,214,357	54,858

Net change in contract owners’ equity	2,328,557	889,519	356,046	4,465,878	4,944	17,730	1,543,832	227,699
Contract owners’ equity at beginning of period	13,576,905	12,687,386	10,076,311	5,610,433	166,485	148,755	2,427,180	2,199,481

Contract owners’ equity at end of period	$15,905,462	13,576,905	10,432,357	10,076,311	171,429	166,485	3,971,012	2,427,180

CHANGE IN UNITS:
Beginning units	681,420	684,262	762,823	444,076	13,176	13,178	243,110	239,305
Units purchased	365,123	238,369	2,803,802	986,752	-	-	358,627	92,892
Units redeemed	(275,909)	(241,211)	(2,799,214)	(668,005)	(145)	(2)	(228,995)	(89,087)

Ending units	770,634	681,420	767,411	762,823	13,031	13,176	372,742	243,110

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVFRB		GVLCVB		GVR2XS		GVRUGM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$948,752	1,434,521	637	609	3,931	10,591	1,009	14,833
Realized gain (loss) on investments	(1,845,944)	(579,038)	(34)	59	1,731,899	39,915	1	-
Change in unrealized gain (loss) on investments	418,769	1,162,348	(2,882)	3,840	429,755	51,127	-	-
Reinvested capital gains	-	-	2,167	2,153	-	-	96	-

Net increase (decrease) in contract owners’ equity resulting from operations	(478,423)	2,017,831	(112)	6,661	2,165,585	101,633	1,106	14,833

Equity transactions:
Purchase payments received from contract owners (note 4)	391,519	239,787	-	-	30,687	671	-	-
Transfers between funds	(3,885,937)	(10,201,947)	(1,564)	-	(530,125)	1,935,866	(13,400)	(4,793)
Redemptions (notes 2, 3, and 4)	(1,165,923)	(2,094,757)	(5,632)	(824)	(106,448)	(102,449)	(564,431)	(148,108)
Adjustments to maintain reserves	(6)	(20)	(11)	-	(373)	-	2	-

Net equity transactions	(4,660,347)	(12,056,937)	(7,207)	(824)	(606,259)	1,834,088	(577,829)	(152,901)

Net change in contract owners’ equity	(5,138,770)	(10,039,106)	(7,319)	5,837	1,559,326	1,935,721	(576,723)	(138,068)
Contract owners’ equity at beginning of period	21,955,186	31,994,292	36,800	30,963	2,425,896	490,175	1,614,670	1,752,738

Contract owners’ equity at end of period	$16,816,416	21,955,186	29,481	36,800	3,985,222	2,425,896	1,037,947	1,614,670

CHANGE IN UNITS:
Beginning units	1,739,459	2,726,496	1,471	1,508	117,775	35,705	143,538	157,164
Units purchased	1,529,812	965,281	-	-	6,814,505	1,946,227	-	-
Units redeemed	(1,937,939)	(1,952,318)	(318)	(37)	(6,768,068)	(1,864,157)	(51,333)	(13,626)

Ending units	1,331,332	1,739,459	1,153	1,471	164,212	117,775	92,205	143,538

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVTRBE		RAF		RBF		RBKF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,211,960	1,644,330	2,021	2,101	(46)	(120)	31,279	6,490
Realized gain (loss) on investments	1,110,319	(111,619)	(447,750)	(339,075)	248,641	223,982	174,557	321,028
Change in unrealized gain (loss) on investments	6,071,811	1,084,778	10,361	(44,199)	124,229	457,636	31,576	62,038
Reinvested capital gains	-	-	-	-	293,777	81,666	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,394,090	2,617,489	(435,368)	(381,173)	666,601	763,164	237,412	389,556

Equity transactions:
Purchase payments received from contract owners (note 4)	1,303,335	1,009,577	16,553	299,977	189,625	53,731	40,340	13,073
Transfers between funds	25,858,205	10,124,524	423,830	(3,950,984)	10,857	(275,650)	(619,048)	(657,152)
Redemptions (notes 2, 3, and 4)	(5,307,326)	(7,665,534)	(61,495)	(24,881)	(251,580)	(218,018)	(97,235)	(122,169)
Adjustments to maintain reserves	(10,229)	(12)	(8)	1	16	2	577	(1)

Net equity transactions	21,843,985	3,468,555	378,880	(3,675,887)	(51,082)	(439,935)	(675,366)	(766,249)

Net change in contract owners’ equity	30,238,075	6,086,044	(56,488)	(4,057,060)	615,519	323,229	(437,954)	(376,693)
Contract owners’ equity at beginning of period	55,821,391	49,735,347	163,853	4,220,913	3,246,720	2,923,491	1,867,911	2,244,604

Contract owners’ equity at end of period	$86,059,466	55,821,391	107,365	163,853	3,862,239	3,246,720	1,429,957	1,867,911

CHANGE IN UNITS:
Beginning units	3,805,460	3,536,111	71,392	3,150,395	74,050	78,667	184,306	284,355
Units purchased	3,773,404	2,140,113	25,368,566	9,161,831	386,151	239,207	2,318,558	1,069,049
Units redeemed	(2,450,845)	(1,870,764)	(25,258,568)	(12,240,834)	(386,104)	(243,824)	(2,350,624)	(1,169,098)

Ending units	5,128,019	3,805,460	181,390	71,392	74,097	74,050	152,240	184,306

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RBMF		RCPF		RELF		RENF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,381	-	77,736	66,997	(343)	(150)	37,351	3,631
Realized gain (loss) on investments	296,122	63,792	344,772	368,247	1,037,262	444,985	(493,576)	(646,105)
Change in unrealized gain (loss) on investments	84,836	29,845	(69,034)	789,040	255,050	248,250	(140,016)	842,140
Reinvested capital gains	11,128	32,598	121,536	16,184	43,184	21,828	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	409,467	126,235	475,010	1,240,468	1,335,153	714,913	(596,241)	199,666

Equity transactions:
Purchase payments received from contract owners (note 4)	689	3,870	42,098	63,365	140,395	4,754	9,739	2,732
Transfers between funds	121,190	133,625	(3,644,551)	2,989,668	(1,326,071)	2,577,765	(1,475,448)	2,050,651
Redemptions (notes 2, 3, and 4)	(44,104)	(47,414)	(212,787)	(621,459)	(206,293)	(165,592)	(90,519)	(224,746)
Adjustments to maintain reserves	3,290	1	(56)	(2)	(880)	(2)	-	(2)

Net equity transactions	81,065	90,082	(3,815,296)	2,431,572	(1,392,849)	2,416,925	(1,556,228)	1,828,635

Net change in contract owners’ equity	490,532	216,317	(3,340,286)	3,672,040	(57,696)	3,131,838	(2,152,469)	2,028,301
Contract owners’ equity at beginning of period	942,950	726,633	8,886,519	5,214,479	3,891,155	759,317	3,737,242	1,708,941

Contract owners’ equity at end of period	$1,433,482	942,950	5,546,233	8,886,519	3,833,459	3,891,155	1,584,773	3,737,242

CHANGE IN UNITS:
Beginning units	39,543	37,364	271,574	187,403	107,602	35,760	337,120	163,564
Units purchased	384,463	189,190	558,588	792,175	294,974	463,511	1,939,671	648,933
Units redeemed	(373,681)	(187,011)	(676,139)	(708,004)	(334,285)	(391,669)	(2,051,221)	(475,377)

Ending units	50,325	39,543	154,023	271,574	68,291	107,602	225,570	337,120

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RESF		RFSF		RHCF		RHYS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,581	(5)	25,159	25,776	(12)	(16)	135,168	84,189
Realized gain (loss) on investments	(258,850)	(99,220)	(397,350)	63,556	253,778	233,710	(379,786)	132,140
Change in unrealized gain (loss) on investments	27,708	96,759	(2,030)	177,729	67,291	182,483	133,333	27,700
Reinvested capital gains	-	-	94,734	120,464	64,127	87,059	10,850	-

Net increase (decrease) in contract owners’ equity resulting from operations	(224,561)	(2,466)	(279,487)	387,525	385,184	503,236	(100,435)	244,029

Equity transactions:
Purchase payments received from contract owners (note 4)	20,223	14,597	192,834	30,657	16,479	1,624	25,595	11,824
Transfers between funds	566,384	800,658	(216,125)	2,176,730	1,099,831	(138,673)	4,194,514	1,394,001
Redemptions (notes 2, 3, and 4)	(47,188)	(17,819)	(100,191)	(127,658)	(171,674)	(175,620)	(247,920)	(282,705)
Adjustments to maintain reserves	52	2	183	(2)	(129)	(3)	338	2

Net equity transactions	539,471	797,438	(123,299)	2,079,727	944,507	(312,672)	3,972,527	1,123,122

Net change in contract owners’ equity	314,910	794,972	(402,786)	2,467,252	1,329,691	190,564	3,872,092	1,367,151
Contract owners’ equity at beginning of period	962,025	167,053	3,454,908	987,656	2,222,080	2,031,516	2,092,478	725,327

Contract owners’ equity at end of period	$1,276,935	962,025	3,052,122	3,454,908	3,551,771	2,222,080	5,964,570	2,092,478

CHANGE IN UNITS:
Beginning units	172,783	29,964	211,565	77,058	64,011	70,343	156,540	61,776
Units purchased	2,768,283	1,261,991	765,293	1,116,573	514,836	513,180	2,646,777	3,751,507
Units redeemed	(2,573,208)	(1,119,172)	(789,621)	(982,066)	(487,331)	(519,512)	(2,356,454)	(3,656,743)

Ending units	367,858	172,783	187,237	211,565	91,516	64,011	446,863	156,540

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RINF		RJNF		RLCE		RLCJ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(323)	(136)	4,906	-	906	47,874	1,261	2,862
Realized gain (loss) on investments	1,631,018	136,374	13,147	(265,960)	40,951	133,165	(34,937)	36,464
Change in unrealized gain (loss) on investments	112,937	133,841	(20,339)	121,868	(50,357)	55,736	53,769	17,970
Reinvested capital gains	79,544	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,823,176	270,079	(2,286)	(144,092)	(8,500)	236,775	20,093	57,296

Equity transactions:
Purchase payments received from contract owners (note 4)	123,123	2,830	773	1,282	(49)	-	345	354
Transfers between funds	309,797	(46,041)	764,413	(691,153)	(614,163)	933,947	293,658	(21,798)
Redemptions (notes 2, 3, and 4)	(236,543)	(153,793)	(66,639)	(245,589)	(25,534)	(18,772)	(14,420)	(33,854)
Adjustments to maintain reserves	104	1	36	(2)	(614)	(2)	4	-

Net equity transactions	196,481	(197,003)	698,583	(935,462)	(640,360)	915,173	279,587	(55,298)

Net change in contract owners’ equity	2,019,657	73,076	696,297	(1,079,554)	(648,860)	1,151,948	299,680	1,998
Contract owners’ equity at beginning of period	1,364,787	1,291,711	1,031,932	2,111,486	1,429,197	277,249	129,258	127,260

Contract owners’ equity at end of period	$3,384,444	1,364,787	1,728,229	1,031,932	780,337	1,429,197	428,938	129,258

CHANGE IN UNITS:
Beginning units	30,248	38,511	309,257	548,675	124,051	30,906	5,295	7,222
Units purchased	366,656	213,073	25,869,416	7,243,603	272,256	2,294,206	73,436	133,409
Units redeemed	(352,707)	(221,336)	(25,536,071)	(7,483,021)	(328,736)	(2,201,061)	(67,309)	(135,336)

Ending units	44,197	30,248	642,602	309,257	67,571	124,051	11,422	5,295

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLF		RMED		RMEK		RNF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	3,410	2,216	4,395	-	(122)	131,988	90,163
Realized gain (loss) on investments	210,744	370,248	798,958	567,614	303,431	84,045	2,856,862	3,053,461
Change in unrealized gain (loss) on investments	391,601	161,329	1,738	890	187,245	(6,190)	(415,256)	650,440
Reinvested capital gains	33,270	13,653	8,260	-	2,106	-	1,548,391	-

Net increase (decrease) in contract owners’ equity resulting from operations	635,615	548,640	811,172	572,899	492,782	77,733	4,121,985	3,794,064

Equity transactions:
Purchase payments received from contract owners (note 4)	542	15,318	42	25,362	5,258	-	470,073	405,193
Transfers between funds	3,440,195	2,338,096	(1,065,776)	(101,871)	1,597,610	(459,262)	7,990,258	(1,528,031)
Redemptions (notes 2, 3, and 4)	(36,593)	(73,056)	(17,784)	(435,751)	(17,356)	(24,265)	(1,502,403)	(2,363,191)
Adjustments to maintain reserves	(1,860)	-	(2,015)	(2)	19	(1)	(128,956)	(3)

Net equity transactions	3,402,284	2,280,358	(1,085,533)	(512,262)	1,585,531	(483,528)	6,828,972	(3,486,032)

Net change in contract owners’ equity	4,037,899	2,828,998	(274,361)	60,637	2,078,313	(405,795)	10,950,957	308,032
Contract owners’ equity at beginning of period	3,065,942	236,944	375,081	314,444	58,564	464,359	13,964,756	13,656,724

Contract owners’ equity at end of period	$7,103,841	3,065,942	100,720	375,081	2,136,877	58,564	24,915,713	13,964,756

CHANGE IN UNITS:
Beginning units	98,213	9,813	8,879	10,129	1,737	18,643	337,103	477,803
Units purchased	483,811	473,367	429,284	526,944	139,947	134,736	4,257,951	4,114,036
Units redeemed	(386,573)	(384,967)	(436,009)	(528,194)	(88,888)	(151,642)	(4,095,870)	(4,254,736)

Ending units	195,451	98,213	2,154	8,879	52,796	1,737	499,184	337,103

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROF		RPMF		RREF		RRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$83,647	16,497	187,633	-	16,701	49,135	-	-
Realized gain (loss) on investments	4,493,256	1,730,293	180,582	1,380,032	(720,327)	316,448	739,398	(73,944)
Change in unrealized gain (loss) on investments	425,515	1,730,864	(399,382)	337,107	(1,226)	287,159	177,710	339,590
Reinvested capital gains	3,346,378	301,729	-	-	15,477	24,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,348,796	3,779,383	(31,167)	1,717,139	(689,375)	676,985	917,108	265,646

Equity transactions:
Purchase payments received from contract owners (note 4)	390,321	256,238	312,957	39,461	1,373	1,668	45,303	-
Transfers between funds	3,881,459	8,097,082	(51,321)	2,234	155,917	(3,950,653)	1,856,041	(2,157,902)
Redemptions (notes 2, 3, and 4)	(2,084,626)	(1,445,732)	(601,964)	(282,358)	(42,242)	(181,649)	(127,215)	(70,440)
Adjustments to maintain reserves	(12,513)	(2)	(4,453)	(1)	16	-	9	(1)

Net equity transactions	2,174,641	6,907,586	(344,781)	(240,664)	115,064	(4,130,634)	1,774,138	(2,228,343)

Net change in contract owners’ equity	10,523,437	10,686,969	(375,948)	1,476,475	(574,311)	(3,453,649)	2,691,246	(1,962,697)
Contract owners’ equity at beginning of period	18,018,425	7,331,456	4,044,934	2,568,459	1,121,913	4,575,562	428,862	2,391,559

Contract owners’ equity at end of period	$28,541,862	18,018,425	3,668,986	4,044,934	547,602	1,121,913	3,120,108	428,862

CHANGE IN UNITS:
Beginning units	338,125	186,835	298,028	288,024	53,975	265,558	13,684	94,984
Units purchased	2,759,423	2,928,721	1,739,435	1,583,306	475,196	853,783	408,639	256,674
Units redeemed	(2,744,602)	(2,777,431)	(1,835,885)	(1,573,302)	(501,841)	(1,065,366)	(351,042)	(337,974)

Ending units	352,946	338,125	201,578	298,028	27,330	53,975	71,281	13,684

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RSRF		RTEC		RTEL		RTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,483	12,989	-	(14)	5,915	-	129,561	(323)
Realized gain (loss) on investments	(353,429)	(266,192)	1,019,204	737,603	(245,452)	71,420	(2,362,411)	2,816,095
Change in unrealized gain (loss) on investments	297,045	381,075	(177,106)	613,996	46,990	103,132	226,937	585,855
Reinvested capital gains	-	-	78,353	197,149	-	-	3,117,838	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,901)	127,872	920,451	1,548,734	(192,547)	174,552	1,111,925	3,401,627

Equity transactions:
Purchase payments received from contract owners (note 4)	13,395	7,239	89,130	23,287	17,653	20,327	328,932	929,463
Transfers between funds	(898,362)	(147,124)	(2,865,320)	1,228,476	611,123	202,788	2,708,887	7,537,166
Redemptions (notes 2, 3, and 4)	(74,366)	(151,096)	(174,926)	(240,752)	(36,093)	(64,777)	(354,581)	(425,942)
Adjustments to maintain reserves	8	-	29	-	147	-	(5,954)	3

Net equity transactions	(959,325)	(290,981)	(2,951,087)	1,011,011	592,830	158,338	2,677,284	8,040,690

Net change in contract owners’ equity	(1,002,226)	(163,109)	(2,030,636)	2,559,745	400,283	332,890	3,789,209	11,442,317
Contract owners’ equity at beginning of period	2,268,007	2,431,116	6,065,863	3,506,118	1,439,357	1,106,467	17,090,473	5,648,156

Contract owners’ equity at end of period	$1,265,781	2,268,007	4,035,227	6,065,863	1,839,640	1,439,357	20,879,682	17,090,473

CHANGE IN UNITS:
Beginning units	132,556	149,423	153,066	125,844	89,362	77,771	342,404	184,796
Units purchased	81,658	30,872	358,138	589,382	331,117	456,645	13,120,550	2,493,956
Units redeemed	(143,163)	(47,739)	(439,784)	(562,160)	(316,169)	(445,054)	(13,110,722)	(2,336,348)

Ending units	71,051	132,556	71,420	153,066	104,310	89,362	352,232	342,404

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTRF		RUF		RUGB		RUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,228	-	10,766	7,027	10,542	66,108	102,358	23,669
Realized gain (loss) on investments	499,002	(93,099)	(1,007,141)	(370,413)	74,588	416,800	(996,476)	481,300
Change in unrealized gain (loss) on investments	245,193	44,719	11,459	30,499	50,371	(111,733)	93,568	606,628
Reinvested capital gains	23,490	926	-	-	-	-	90,334	-

Net increase (decrease) in contract owners’ equity resulting from operations	768,913	(47,454)	(984,916)	(332,887)	135,501	371,175	(710,216)	1,111,597

Equity transactions:
Purchase payments received from contract owners (note 4)	24,738	-	43,928	1,966	68,712	64,366	7,391	15,791
Transfers between funds	1,277,528	1,148,880	1,012,534	(1,009,639)	4,195,472	(1,680,337)	336,763	(5,607,624)
Redemptions (notes 2, 3, and 4)	(77,421)	(20,503)	(67,792)	(91,046)	(2,840,308)	(420,746)	(202,857)	(424,052)
Adjustments to maintain reserves	3,639	(2)	278	1	3,071	(1)	(18)	(3)

Net equity transactions	1,228,484	1,128,375	988,948	(1,098,718)	1,426,947	(2,036,718)	141,279	(6,015,888)

Net change in contract owners’ equity	1,997,397	1,080,921	4,032	(1,431,605)	1,562,448	(1,665,543)	(568,937)	(4,904,291)
Contract owners’ equity at beginning of period	1,430,808	349,887	404,727	1,836,332	2,358,418	4,023,961	4,512,950	9,417,241

Contract owners’ equity at end of period	$3,428,205	1,430,808	408,759	404,727	3,920,866	2,358,418	3,944,013	4,512,950

CHANGE IN UNITS:
Beginning units	47,046	18,035	184,544	688,685	109,772	218,724	150,025	372,278
Units purchased	491,224	320,066	185,365,863	46,927,865	13,492,895	8,648,590	628,467	890,416
Units redeemed	(458,112)	(291,055)	(185,279,002)	(47,432,006)	(13,453,034)	(8,757,542)	(640,403)	(1,112,669)

Ending units	80,158	47,046	271,405	184,544	149,633	109,772	138,089	150,025

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVARS		RVCMD		RVF		RVIDD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$77,491	55,025	11,622	19,553	111,479	66,084	11,209	-
Realized gain (loss) on investments	92,476	1,351	(248,908)	(197,518)	24,158,861	10,360,038	(922,932)	(475,012)
Change in unrealized gain (loss) on investments	15,027	56,065	12,400	312,688	(2,956,814)	5,602,852	(118,325)	12,622
Reinvested capital gains	-	-	-	-	8,200,072	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	184,994	112,441	(224,886)	134,723	29,513,598	16,028,974	(1,030,048)	(462,390)

Equity transactions:
Purchase payments received from contract owners (note 4)	171,735	119,977	85,239	41,675	855,936	2,191,365	9,883	2,726
Transfers between funds	1,742,097	(21,155)	749,442	142,420	(15,338,990)	8,798,370	1,929,003	231,872
Redemptions (notes 2, 3, and 4)	(184,524)	(170,509)	(224,496)	(43,849)	(1,915,835)	(2,946,194)	(58,129)	(11,343)
Adjustments to maintain reserves	(5)	2	(492)	-	(12,194)	(1)	-	35

Net equity transactions	1,729,303	(71,685)	609,693	140,246	(16,411,083)	8,043,540	1,880,757	223,290

Net change in contract owners’ equity	1,914,297	40,756	384,807	274,969	13,102,515	24,072,514	850,709	(239,100)
Contract owners’ equity at beginning of period	2,340,508	2,299,752	1,470,753	1,195,784	44,370,892	20,298,378	105,541	344,641

Contract owners’ equity at end of period	$4,254,805	2,340,508	1,855,560	1,470,753	57,473,407	44,370,892	956,250	105,541

CHANGE IN UNITS:
Beginning units	219,820	226,813	521,936	474,752	284,735	255,854	398,423	733,189
Units purchased	584,825	60,634	3,290,167	2,840,083	3,305,828	3,377,941	257,585,600	116,454,092
Units redeemed	(430,314)	(67,627)	(2,955,641)	(2,792,899)	(3,385,540)	(3,349,060)	(251,208,818)	(116,788,858)

Ending units	374,331	219,820	856,462	521,936	205,023	284,735	6,775,205	398,423

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVIMC		RVISC		RVLCG		RVLCV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,172	160	2,285	2,809	(62)	(60)	39,603	38,438
Realized gain (loss) on investments	(47,159)	(33,919)	(299,685)	(162,082)	60,730	850,923	(229,888)	242,694
Change in unrealized gain (loss) on investments	4,088	975	(53)	(103,013)	158,057	442,448	36,992	622,666
Reinvested capital gains	-	-	-	-	1,140,002	117,117	152,235	57,635

Net increase (decrease) in contract owners’ equity resulting from operations	(41,899)	(32,784)	(297,453)	(262,286)	1,358,727	1,410,428	(1,058)	961,433

Equity transactions:
Purchase payments received from contract owners (note 4)	27,356	-	3,721	339	90,052	9,015	222,964	33,813
Transfers between funds	(46,749)	(215,092)	215,876	(1,883,672)	(1,464,076)	533,785	1,685,922	(1,300,535)
Redemptions (notes 2, 3, and 4)	(8,114)	(1,733)	(81,272)	(42,223)	(399,302)	(420,846)	(267,094)	(258,944)
Adjustments to maintain reserves	1	-	(290)	-	4,074	1	1,628	1

Net equity transactions	(27,506)	(216,825)	138,035	(1,925,556)	(1,769,252)	121,955	1,643,420	(1,525,665)

Net change in contract owners’ equity	(69,405)	(249,609)	(159,418)	(2,187,842)	(410,525)	1,532,383	1,642,362	(564,232)
Contract owners’ equity at beginning of period	69,421	319,030	220,970	2,408,812	6,698,948	5,166,565	3,207,866	3,772,098

Contract owners’ equity at end of period	$16	69,421	61,552	220,970	6,288,423	6,698,948	4,850,228	3,207,866

CHANGE IN UNITS:
Beginning units	18,721	141,896	101,820	1,337,839	188,268	184,894	119,712	170,421
Units purchased	1,083,931	265,285	14,167,982	2,860,501	753,218	1,223,544	571,375	775,501
Units redeemed	(1,102,639)	(388,460)	(14,217,569)	(4,096,520)	(802,069)	(1,220,170)	(494,071)	(826,210)

Ending units	13	18,721	52,233	101,820	139,417	188,268	197,016	119,712

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVLDD		RVMCG		RVMCV		RVMFU
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,554	23,770	(69)	(64)	5,416	-	189,986	28,723
Realized gain (loss) on investments	341,285	660,576	651,992	(42,655)	391,621	128,151	(75,493)	25,276
Change in unrealized gain (loss) on investments	(92,353)	377,911	811,807	237,102	512,830	179,870	(70,748)	165,962
Reinvested capital gains	244,057	-	79,320	-	49,727	-	27,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	509,543	1,062,257	1,543,050	194,383	959,594	308,021	71,600	219,961

Equity transactions:
Purchase payments received from contract owners (note 4)	41,075	21,591	1,176	881	23,299	11,318	57,514	25,763
Transfers between funds	(1,654,237)	(540,799)	4,441,544	(497,033)	5,097,900	(167,045)	804,957	239,651
Redemptions (notes 2, 3, and 4)	(96,529)	(202,630)	(95,836)	(114,071)	(44,370)	(90,148)	(217,816)	(257,741)
Adjustments to maintain reserves	(2,428)	(1)	320	(1)	1,205	(2)	1	-

Net equity transactions	(1,712,119)	(721,839)	4,347,204	(610,224)	5,078,034	(245,877)	644,656	7,673

Net change in contract owners’ equity	(1,202,576)	340,418	5,890,254	(415,841)	6,037,628	62,144	716,256	227,634
Contract owners’ equity at beginning of period	2,720,227	2,379,809	1,140,591	1,556,432	917,919	855,775	3,154,781	2,927,147

Contract owners’ equity at end of period	$1,517,651	2,720,227	7,030,845	1,140,591	6,955,547	917,919	3,871,037	3,154,781

CHANGE IN UNITS:
Beginning units	55,040	60,153	36,310	56,848	34,454	39,153	422,944	424,377
Units purchased	2,310,576	669,977	577,723	256,101	820,999	499,029	350,225	219,713
Units redeemed	(2,333,133)	(675,090)	(445,090)	(276,639)	(613,526)	(503,728)	(269,088)	(221,146)

Ending units	32,483	55,040	168,943	36,310	241,927	34,454	504,081	422,944

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCG		RVSCV		RVSDL		RVWDL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(133)	(147)	-	5,303	4,093	8,892	939	718
Realized gain (loss) on investments	279,744	(191,065)	41,404	(333,601)	(159,415)	(19,439)	46,154	26,827
Change in unrealized gain (loss) on investments	272,363	405,501	(167,382)	726,296	(34,371)	20,379	16,918	1,120
Reinvested capital gains	104,132	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	656,106	214,289	(125,978)	397,998	(189,693)	9,832	64,011	28,665

Equity transactions:
Purchase payments received from contract owners (note 4)	14,894	15,509	23,184	(1,327)	7,781	5,705	150	-
Transfers between funds	2,015,555	1,329,379	(506,623)	1,059,836	327,815	(1,287,048)	940,564	32,818
Redemptions (notes 2, 3, and 4)	(581,639)	(129,525)	(86,049)	(91,117)	(81,013)	(82,183)	(6,222)	(19,529)
Adjustments to maintain reserves	125	-	97	(1)	(7)	(2)	-	-

Net equity transactions	1,448,935	1,215,363	(569,391)	967,391	254,576	(1,363,528)	934,492	13,289

Net change in contract owners’ equity	2,105,041	1,429,652	(695,369)	1,365,389	64,883	(1,353,696)	998,503	41,954
Contract owners’ equity at beginning of period	3,576,805	2,147,153	3,012,993	1,647,604	563,075	1,916,771	164,205	122,251

Contract owners’ equity at end of period	$5,681,846	3,576,805	2,317,624	3,012,993	627,958	563,075	1,162,708	164,205

CHANGE IN UNITS:
Beginning units	116,382	80,325	143,375	94,559	64,214	228,673	24,805	17,580
Units purchased	426,399	317,302	455,838	719,862	2,476,740	4,662,848	5,453,782	2,135,053
Units redeemed	(383,085)	(281,245)	(481,913)	(671,046)	(2,457,734)	(4,827,307)	(5,318,392)	(2,127,828)

Ending units	159,696	116,382	117,300	143,375	83,220	64,214	160,195	24,805

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLD		SBLJ		SBLP		SBLQ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,677	3,147	19,494	11,644	416,321	562,372	5,930	5,068
Realized gain (loss) on investments	840	8,109	(37,131)	21,972	(588,128)	(308,758)	(60,870)	(27,376)
Change in unrealized gain (loss) on investments	2,053	10,323	386,084	243,030	381,991	583,911	27,195	120,245
Reinvested capital gains	935	6,281	69,887	128,808	-	-	42,921	37,625

Net increase (decrease) in contract owners’ equity resulting from operations	6,505	27,860	438,334	405,454	210,184	837,525	15,176	135,562

Equity transactions:
Purchase payments received from contract owners (note 4)	-	166	39,155	20,040	57,768	226,468	63,951	1,885
Transfers between funds	-	(98,443)	142,564	(151,146)	188,339	2,401,280	182,001	(100,551)
Redemptions (notes 2, 3, and 4)	(8,395)	(17,797)	(66,725)	(64,916)	(1,319,762)	(782,732)	(50,851)	(38,679)
Adjustments to maintain reserves	(9)	1	5	-	(679)	(1)	(8)	(2)

Net equity transactions	(8,404)	(116,073)	114,999	(196,022)	(1,074,334)	1,845,015	195,093	(137,347)

Net change in contract owners’ equity	(1,899)	(88,213)	553,333	209,432	(864,150)	2,682,540	210,269	(1,785)
Contract owners’ equity at beginning of period	104,119	192,332	1,507,135	1,297,703	9,161,607	6,479,067	649,988	651,773

Contract owners’ equity at end of period	$102,220	104,119	2,060,468	1,507,135	8,297,457	9,161,607	860,257	649,988

CHANGE IN UNITS:
Beginning units	5,823	13,058	52,696	60,124	560,524	443,062	29,775	36,533
Units purchased	-	961	11,944	7,354	628,463	484,623	19,093	1,290
Units redeemed	(463)	(8,196)	(9,223)	(14,782)	(703,373)	(367,161)	(9,168)	(8,048)

Ending units	5,360	5,823	55,417	52,696	485,614	560,524	39,700	29,775

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SBLX		SBLY		ACC1		ACGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20	9	17,233	29,606	46,847	59,231	62,615	64,046
Realized gain (loss) on investments	-	-	(15,824)	13,161	(598,838)	(279,041)	(414,412)	(46,770)
Change in unrealized gain (loss) on investments	475	156	288,662	245,678	125,338	593,661	251,395	372,974
Reinvested capital gains	-	153	59,051	129,152	51,394	384,898	46,096	381,295

Net increase (decrease) in contract owners’ equity resulting from operations	495	318	349,122	417,597	(375,259)	758,749	(54,306)	771,545

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,390	3,046	54,081	34,404	56,246	25,124
Transfers between funds	-	-	(866,565)	343,467	(81,644)	(463,566)	(847,026)	(65,233)
Redemptions (notes 2, 3, and 4)	(1)	-	(31,972)	(19,584)	(183,133)	(190,325)	(400,686)	(55,613)
Adjustments to maintain reserves	11	-	(2)	2	38	2	58	(1)

Net equity transactions	10	-	(897,149)	326,931	(210,658)	(619,485)	(1,191,408)	(95,723)

Net change in contract owners’ equity	505	318	(548,027)	744,528	(585,917)	139,264	(1,245,714)	675,822
Contract owners’ equity at beginning of period	1,556	1,238	1,849,805	1,105,277	3,838,941	3,699,677	3,815,009	3,139,187

Contract owners’ equity at end of period	$2,061	1,556	1,301,778	1,849,805	3,253,024	3,838,941	2,569,295	3,815,009

CHANGE IN UNITS:
Beginning units	55	55	58,326	46,672	151,650	179,109	152,757	155,939
Units purchased	-	-	7,897	19,797	78,989	66,794	14,025	16,294
Units redeemed	-	-	(36,452)	(8,143)	(99,978)	(94,253)	(65,528)	(19,476)

Ending units	55	55	29,771	58,326	130,661	151,650	101,254	152,757

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVBV2		AVGI		AVHY1		AVIE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10	-	9,642	19,336	446,653	559,516	164,636	75,396
Realized gain (loss) on investments	(118)	(53)	(326,438)	416	66,634	(38,245)	(274,818)	214,868
Change in unrealized gain (loss) on investments	261	536	54,959	116,741	53,075	225,943	422,410	748,830
Reinvested capital gains	519	2,682	166,338	234,984	-	-	158,614	304,575

Net increase (decrease) in contract owners’ equity resulting from operations	672	3,165	(95,499)	371,477	566,362	747,214	470,842	1,343,669

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	(9,560)	27,342	12,230	36,442	136,448	224,105
Transfers between funds	-	-	(611,858)	752,462	2,120,622	3,480,104	(1,333,783)	(328,749)
Redemptions (notes 2, 3, and 4)	(158)	(178)	(68,116)	(92,613)	(183,137)	(862,461)	(381,748)	(294,614)
Adjustments to maintain reserves	(5)	(1)	-	1	63	(2)	10	(2)

Net equity transactions	(163)	(179)	(689,534)	687,192	1,949,778	2,654,083	(1,579,073)	(399,260)

Net change in contract owners’ equity	509	2,986	(785,033)	1,058,669	2,516,140	3,401,297	(1,108,231)	944,409
Contract owners’ equity at beginning of period	13,565	10,579	2,095,972	1,037,303	6,654,791	3,253,494	5,849,920	4,905,511

Contract owners’ equity at end of period	$14,074	13,565	1,310,939	2,095,972	9,170,931	6,654,791	4,741,689	5,849,920

CHANGE IN UNITS:
Beginning units	676	686	82,382	52,580	272,411	151,173	396,346	426,755
Units purchased	-	-	45,687	44,663	3,534,609	1,846,955	475,341	519,908
Units redeemed	(10)	(10)	(82,402)	(14,861)	(3,443,667)	(1,725,717)	(589,577)	(550,317)

Ending units	666	676	45,667	82,382	363,353	272,411	282,110	396,346

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA2		IVCPBI		IVDDI		IVGMMI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$568,560	-	347,173	306,566	351,107	466,847	1,027,015	6,627,343
Realized gain (loss) on investments	(307,465)	(182,362)	545,939	(42,862)	(658,558)	(247,455)	(2)	-
Change in unrealized gain (loss) on investments	(81,039)	1,307,856	573,838	454,135	(661,436)	2,444,085	-	-
Reinvested capital gains	379,811	-	98,961	-	291,992	866,377	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	559,867	1,125,494	1,565,911	717,839	(676,895)	3,529,854	1,027,013	6,627,343

Equity transactions:
Purchase payments received from contract owners (note 4)	231,715	166,776	840,189	241,056	111,488	275,126	423,314,576	652,683,945
Transfers between funds	449,882	615,897	6,751,855	6,851,085	(4,443,807)	876,275	(292,434,298)	(825,769,771)
Redemptions (notes 2, 3, and 4)	(1,801,870)	(530,061)	(969,599)	(574,405)	(1,445,133)	(1,701,841)	(95,545,181)	(101,214,337)
Adjustments to maintain reserves	(18)	4	70	(4)	264	1	(3,128)	1,069

Net equity transactions	(1,120,291)	252,616	6,622,515	6,517,732	(5,777,188)	(550,439)	35,331,969	(274,299,094)

Net change in contract owners’ equity	(560,424)	1,378,110	8,188,426	7,235,571	(6,454,083)	2,979,415	36,358,982	(267,671,751)
Contract owners’ equity at beginning of period	8,941,892	7,563,782	11,681,465	4,445,894	17,905,377	14,925,962	290,766,131	558,437,882

Contract owners’ equity at end of period	$8,381,468	8,941,892	19,869,891	11,681,465	11,451,294	17,905,377	327,125,113	290,766,131

CHANGE IN UNITS:
Beginning units	642,675	625,285	989,703	418,354	763,446	795,559	27,900,949	54,591,176
Units purchased	219,090	154,568	1,738,052	827,932	162,762	325,540	377,640,175	264,395,133
Units redeemed	(312,748)	(137,178)	(1,192,803)	(256,583)	(435,678)	(357,653)	(374,237,081)	(291,085,360)

Ending units	549,017	642,675	1,534,952	989,703	490,530	763,446	31,304,043	27,900,949

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVGS1		IVHS		IVKEI1		IVMCC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$341,269	337,848	8,704	670	146,494	367,887	14,603	9,495
Realized gain (loss) on investments	324,205	307,454	188,111	(98,889)	(1,404,989)	(38,490)	(459,373)	(317,220)
Change in unrealized gain (loss) on investments	17,906	(88,857)	122,964	561,990	1,179,474	1,044,174	(57,635)	691,772
Reinvested capital gains	-	-	66,260	38,315	269,861	1,027,092	631,394	487,169

Net increase (decrease) in contract owners’ equity resulting from operations	683,380	556,445	386,039	502,086	190,840	2,400,663	128,989	871,216

Equity transactions:
Purchase payments received from contract owners (note 4)	167,330	95,424	202,822	16,904	97,949	66,350	141,549	66,975
Transfers between funds	3,281,532	(375,913)	612,022	767,258	(5,305,285)	(701,776)	(688,601)	327,225
Redemptions (notes 2, 3, and 4)	(1,329,058)	(1,028,942)	(306,995)	(189,508)	(245,479)	(722,685)	(318,260)	(593,769)
Adjustments to maintain reserves	(9)	2	49	1	10	1	14	2

Net equity transactions	2,119,795	(1,309,429)	507,898	594,655	(5,452,805)	(1,358,110)	(865,298)	(199,567)

Net change in contract owners’ equity	2,803,175	(752,984)	893,937	1,096,741	(5,261,965)	1,042,553	(736,309)	671,649
Contract owners’ equity at beginning of period	6,131,540	6,884,524	2,754,583	1,657,842	12,862,526	11,819,973	3,851,258	3,179,609

Contract owners’ equity at end of period	$8,934,715	6,131,540	3,648,520	2,754,583	7,600,561	12,862,526	3,114,949	3,851,258

CHANGE IN UNITS:
Beginning units	413,360	492,227	72,350	62,563	607,464	665,715	147,171	151,837
Units purchased	2,051,051	1,196,400	88,678	58,844	115,982	134,664	80,646	118,368
Units redeemed	(1,894,520)	(1,275,267)	(71,671)	(49,057)	(392,618)	(192,915)	(116,949)	(123,034)

Ending units	569,891	413,360	89,357	72,350	330,828	607,464	110,868	147,171

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVRE		IVT		OVCBS		OVGIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$887,415	961,589	(363)	(14)	852	812	43,807	30,198
Realized gain (loss) on investments	(886,969)	202,732	959,638	(189,781)	3	10,643	(222,751)	(102,615)
Change in unrealized gain (loss) on investments	(3,105,466)	2,709,390	1,366,129	951,465	4,328	(3,510)	308,978	461,715
Reinvested capital gains	496,138	24,611	734,399	286,245	1,077	653	370,995	599,048

Net increase (decrease) in contract owners’ equity resulting from operations	(2,608,882)	3,898,322	3,059,803	1,047,915	6,260	8,598	501,029	988,346

Equity transactions:
Purchase payments received from contract owners (note 4)	133,944	152,223	311,685	118,346	-	-	181,056	23,199
Transfers between funds	(1,618,290)	3,285,111	3,109,956	693,889	-	(80,000)	(634,874)	768,796
Redemptions (notes 2, 3, and 4)	(801,242)	(895,436)	(561,131)	(427,661)	(13)	(12)	(386,506)	(285,411)
Adjustments to maintain reserves	332	-	(2,265)	(1)	10	(1)	73	1

Net equity transactions	(2,285,256)	2,541,898	2,858,245	384,573	(3)	(80,013)	(840,251)	506,585

Net change in contract owners’ equity	(4,894,138)	6,440,220	5,918,048	1,432,488	6,257	(71,415)	(339,222)	1,494,931
Contract owners’ equity at beginning of period	22,538,338	16,098,118	4,701,942	3,269,454	42,925	114,340	4,357,337	2,862,406

Contract owners’ equity at end of period	$17,644,200	22,538,338	10,619,990	4,701,942	49,182	42,925	4,018,115	4,357,337

CHANGE IN UNITS:
Beginning units	910,231	793,351	113,788	113,415	2,447	7,641	169,454	143,638
Units purchased	316,659	523,538	326,554	101,599	-	-	45,807	68,815
Units redeemed	(417,972)	(406,658)	(258,444)	(101,226)	-	(5,194)	(74,978)	(42,999)

Ending units	808,918	910,231	181,898	113,788	2,447	2,447	140,283	169,454

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIGS		OVSBS		OVTRBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$66,000	100,988	99,141	120,193	71,325	83,114	202,562	160,039
Realized gain (loss) on investments	(935,586)	(1,005,965)	(153,235)	81,597	(185,973)	(46,247)	158,604	156,686
Change in unrealized gain (loss) on investments	4,000,506	2,389,245	2,383,552	3,173,561	(23,210)	208,349	100,101	18,468
Reinvested capital gains	547,323	2,280,684	208,314	830,993	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,678,243	3,764,952	2,537,772	4,206,344	(137,858)	245,216	461,267	335,193

Equity transactions:
Purchase payments received from contract owners (note 4)	173,892	630,229	238,751	63,371	55,552	99,123	59,995	101,557
Transfers between funds	(1,703,732)	2,350,850	(4,658,750)	2,373,452	(1,286,816)	288,288	3,152,904	1,688,882
Redemptions (notes 2, 3, and 4)	(1,308,729)	(1,061,144)	(1,314,142)	(780,203)	(70,575)	(80,441)	(518,630)	(261,372)
Adjustments to maintain reserves	(95)	(1)	(63)	(1)	(1)	2	(9)	-

Net equity transactions	(2,838,664)	1,919,934	(5,734,204)	1,656,619	(1,301,840)	306,972	2,694,260	1,529,067

Net change in contract owners’ equity	839,579	5,684,886	(3,196,432)	5,862,963	(1,439,698)	552,188	3,155,527	1,864,260
Contract owners’ equity at beginning of period	17,793,935	12,109,049	20,204,179	14,341,216	2,790,335	2,238,147	4,029,167	2,164,907

Contract owners’ equity at end of period	$18,633,514	17,793,935	17,007,747	20,204,179	1,350,637	2,790,335	7,184,694	4,029,167

CHANGE IN UNITS:
Beginning units	729,830	651,868	1,083,367	982,459	211,021	184,352	290,952	170,794
Units purchased	188,004	381,745	218,372	386,942	51,250	128,110	470,043	427,960
Units redeemed	(313,637)	(303,783)	(545,671)	(286,034)	(161,639)	(101,441)	(281,650)	(307,802)

Ending units	604,197	729,830	756,068	1,083,367	100,632	211,021	479,345	290,952

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRBDP		WRBP		WRDIV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$75,599	92,558	162,801	78,512	31,150	51,126	1,339	4,215
Realized gain (loss) on investments	172,959	(23,871)	206,446	120,160	(28,361)	(34,339)	(34,251)	(7,626)
Change in unrealized gain (loss) on investments	146,685	660,332	219,536	121,299	158,458	266,752	33,277	(5,779)
Reinvested capital gains	63,039	176,617	-	-	118,719	230,331	-	38,741

Net increase (decrease) in contract owners’ equity resulting from operations	458,282	905,636	588,783	319,971	279,966	513,870	365	29,551

Equity transactions:
Purchase payments received from contract owners (note 4)	72,817	17,279	223,417	33,588	5,993	11,418	-	-
Transfers between funds	(494,310)	(747,913)	4,156,550	3,239,449	(517,588)	337,039	(77,352)	(5,917)
Redemptions (notes 2, 3, and 4)	(360,926)	(563,178)	(409,400)	(175,474)	(52,601)	(425,408)	(11,749)	(10,044)
Adjustments to maintain reserves	(223)	(1)	(18)	(3)	2	(2)	(10)	-

Net equity transactions	(782,642)	(1,293,813)	3,970,549	3,097,560	(564,194)	(76,953)	(89,111)	(15,961)

Net change in contract owners’ equity	(324,360)	(388,177)	4,559,332	3,417,531	(284,228)	436,917	(88,746)	13,590
Contract owners’ equity at beginning of period	4,461,300	4,849,477	4,918,193	1,500,662	2,688,385	2,251,468	148,119	134,529

Contract owners’ equity at end of period	$4,136,940	4,461,300	9,477,525	4,918,193	2,404,157	2,688,385	59,373	148,119

CHANGE IN UNITS:
Beginning units	258,604	342,306	338,287	115,789	111,666	114,296	6,227	6,965
Units purchased	67,548	17,943	1,026,348	392,419	40,965	85,330	-	-
Units redeemed	(115,619)	(101,645)	(776,720)	(169,921)	(65,097)	(87,960)	(3,807)	(738)

Ending units	210,533	258,604	587,915	338,287	87,534	111,666	2,420	6,227

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRENG		WRGBP		WRGNR		WRGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,231	-	57,331	63,261	17,876	10,402	-	-
Realized gain (loss) on investments	(642,444)	(635,047)	62,475	52,107	(245,526)	(154,671)	(2,317)	7
Change in unrealized gain (loss) on investments	79,952	763,081	(9,300)	42,203	73,839	227,522	(1,192)	1,036
Reinvested capital gains	-	-	-	-	-	-	-	4,364

Net increase (decrease) in contract owners’ equity resulting from operations	(550,261)	128,034	110,506	157,571	(153,811)	83,253	(3,509)	5,407

Equity transactions:
Purchase payments received from contract owners (note 4)	18,594	52,688	33,309	75,804	14,150	11,683	-	-
Transfers between funds	(677,563)	374,257	54,165	(143,214)	(113,645)	133,044	(16,509)	-
Redemptions (notes 2, 3, and 4)	(72,846)	(122,956)	(120,941)	(282,793)	(122,740)	(69,219)	(53)	(185)
Adjustments to maintain reserves	(5)	(2)	-	3	(1)	1	(1)	-

Net equity transactions	(731,820)	303,987	(33,467)	(350,200)	(222,236)	75,509	(16,563)	(185)

Net change in contract owners’ equity	(1,282,081)	432,021	77,039	(192,629)	(376,047)	158,762	(20,072)	5,222
Contract owners’ equity at beginning of period	1,863,394	1,431,373	1,347,349	1,539,978	1,063,326	904,564	20,072	14,850

Contract owners’ equity at end of period	$581,313	1,863,394	1,424,388	1,347,349	687,279	1,063,326	-	20,072

CHANGE IN UNITS:
Beginning units	224,838	177,866	104,842	131,049	153,471	142,771	504	509
Units purchased	951,510	298,999	214,442	221,118	143,382	151,456	-	-
Units redeemed	(1,065,835)	(252,027)	(216,722)	(247,325)	(185,150)	(140,756)	(504)	(5)

Ending units	110,513	224,838	102,562	104,842	111,703	153,471	-	504

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRHIP		WRLTBP		WRMCG		WRSTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$835,376	1,180,053	111,035	62,231	-	-	-	-
Realized gain (loss) on investments	(982,585)	60,978	56,931	16,825	533,778	514,717	176,626	100,250
Change in unrealized gain (loss) on investments	1,945,049	662,491	(29,434)	71,170	3,922,449	691,528	1,365,970	1,053,690
Reinvested capital gains	-	-	-	-	714,511	1,386,518	969,168	660,127

Net increase (decrease) in contract owners’ equity resulting from operations	1,797,840	1,903,522	138,532	150,226	5,170,738	2,592,763	2,511,764	1,814,067

Equity transactions:
Purchase payments received from contract owners (note 4)	34,772	554,706	49,543	143,329	770,999	276,211	147,733	85,422
Transfers between funds	5,236,440	2,484,459	1,093,618	(167,084)	4,393,986	285,180	(112,040)	2,270,208
Redemptions (notes 2, 3, and 4)	(668,777)	(1,083,011)	(275,562)	(553,539)	(729,634)	(509,565)	(532,264)	(263,833)
Adjustments to maintain reserves	(13)	(6)	2	1	19	(1)	54	-

Net equity transactions	4,602,422	1,956,148	867,601	(577,293)	4,435,370	51,825	(496,517)	2,091,797

Net change in contract owners’ equity	6,400,262	3,859,670	1,006,133	(427,067)	9,606,108	2,644,588	2,015,247	3,905,864
Contract owners’ equity at beginning of period	17,430,750	13,571,080	3,582,166	4,009,233	9,029,750	6,385,162	7,423,897	3,518,033

Contract owners’ equity at end of period	$23,831,012	17,430,750	4,588,299	3,582,166	18,635,858	9,029,750	9,439,144	7,423,897

CHANGE IN UNITS:
Beginning units	836,508	725,767	325,739	379,991	243,496	234,789	176,695	123,621
Units purchased	1,776,169	1,202,619	384,038	235,676	356,815	169,643	181,614	348,878
Units redeemed	(1,536,268)	(1,091,878)	(308,940)	(289,928)	(264,983)	(160,936)	(185,909)	(295,804)

Ending units	1,076,409	836,508	400,837	325,739	335,328	243,496	172,400	176,695

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRVP		JABIN		JAEI		JAFBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,844	19,436	964,010	871,428	34,600	101,109	537,363	572,129
Realized gain (loss) on investments	(143,260)	(36,783)	3,213,258	1,243,135	2,109,287	3,969,350	183,442	(88,349)
Change in unrealized gain (loss) on investments	(26,087)	220,653	2,281,058	5,779,893	1,644,829	6,951,487	1,353,154	1,343,436
Reinvested capital gains	41,465	132,464	833,945	1,189,213	3,522,941	2,756,948	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,038)	335,770	7,292,271	9,083,669	7,311,657	13,778,894	2,073,959	1,827,216

Equity transactions:
Purchase payments received from contract owners (note 4)	40,593	1,127	1,676,568	1,183,584	970,727	1,180,687	(95,695)	431,585
Transfers between funds	(1,251,387)	1,064,622	3,341,501	2,866,628	(10,165,379)	11,162,674	6,595,167	(1,377,211)
Redemptions (notes 2, 3, and 4)	(86,088)	(151,760)	(2,584,842)	(3,275,381)	(3,388,576)	(2,719,611)	(2,218,773)	(3,066,814)
Adjustments to maintain reserves	13	-	(173)	32	894	9	94	7

Net equity transactions	(1,296,869)	913,989	2,433,054	774,863	(12,582,334)	9,623,759	4,280,793	(4,012,433)

Net change in contract owners’ equity	(1,404,907)	1,249,759	9,725,325	9,858,532	(5,270,677)	23,402,653	6,354,752	(2,185,217)
Contract owners’ equity at beginning of period	2,091,899	842,140	50,470,217	40,611,685	59,066,727	35,664,074	19,699,146	21,884,363

Contract owners’ equity at end of period	$686,992	2,091,899	60,195,542	50,470,217	53,796,050	59,066,727	26,053,898	19,699,146

CHANGE IN UNITS:
Beginning units	77,095	40,409	1,853,292	1,809,544	1,352,738	1,107,368	1,589,099	1,927,852
Units purchased	18,072	119,289	820,587	594,780	428,944	782,307	777,434	385,610
Units redeemed	(69,970)	(82,603)	(723,814)	(551,032)	(726,510)	(536,937)	(459,507)	(724,363)

Ending units	25,197	77,095	1,950,065	1,853,292	1,055,172	1,352,738	1,907,026	1,589,099

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFRIN		JAGRIN		JAGTS		JAIG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$35,927	17,881	40,235	61,626	7	-	59,433	97,864
Realized gain (loss) on investments	818,506	438,095	57,739	46,782	1,501	9,586	58,824	(116,372)
Change in unrealized gain (loss) on investments	2,339,522	1,572,933	539,299	846,471	71,811	40,412	500,411	1,205,901
Reinvested capital gains	929,818	1,084,626	281,561	356,372	19,220	13,374	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,123,773	3,113,535	918,834	1,311,251	92,539	63,372	618,668	1,187,393

Equity transactions:
Purchase payments received from contract owners (note 4)	304,357	146,162	53,474	456,419	-	-	262,760	100,596
Transfers between funds	186,918	2,232,400	(617,543)	2,121,519	-	-	(583,405)	1,792,527
Redemptions (notes 2, 3, and 4)	(933,177)	(488,346)	(97,581)	(384,561)	(3,382)	(28,662)	(273,797)	(382,131)
Adjustments to maintain reserves	(728)	(4)	9	-	21	1	10	(3)

Net equity transactions	(442,630)	1,890,212	(661,641)	2,193,377	(3,361)	(28,661)	(594,432)	1,510,989

Net change in contract owners’ equity	3,681,143	5,003,747	257,193	3,504,628	89,178	34,711	24,236	2,698,382
Contract owners’ equity at beginning of period	12,299,889	7,296,142	6,525,915	3,021,287	184,457	149,746	6,420,148	3,721,766

Contract owners’ equity at end of period	$15,981,032	12,299,889	6,783,108	6,525,915	273,635	184,457	6,444,384	6,420,148

CHANGE IN UNITS:
Beginning units	336,032	267,416	280,923	168,891	4,890	5,749	422,884	311,582
Units purchased	202,641	431,940	93,956	221,330	-	-	307,501	271,369
Units redeemed	(228,816)	(363,324)	(131,004)	(109,298)	(77)	(859)	(364,508)	(160,067)

Ending units	309,857	336,032	243,875	280,923	4,813	4,890	365,877	422,884

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JARIN		JIULVV		JMCVIN		JHEVTN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$24,919	27,499	101,831	82,872	234,823	211,049	352,689	497,584
Realized gain (loss) on investments	519,540	282,679	(473,127)	359,820	(828,272)	(147,151)	(1,852,887)	(365,276)
Change in unrealized gain (loss) on investments	672,299	803,015	(318,394)	454,971	567,617	2,941,585	1,646,476	1,382,999
Reinvested capital gains	466,658	619,455	408,477	156,360	337,277	1,288,421	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,683,416	1,732,648	(281,213)	1,054,023	311,445	4,293,904	146,278	1,515,307

Equity transactions:
Purchase payments received from contract owners (note 4)	69,827	35,003	115,510	215,639	732,088	316,999	649,248	538,102
Transfers between funds	(458,739)	(191,518)	(2,001,586)	4,276,381	4,220,729	1,504,094	(1,056,047)	4,309,133
Redemptions (notes 2, 3, and 4)	(506,082)	(296,492)	(304,737)	(1,261,840)	(991,318)	(1,087,243)	(795,083)	(1,069,271)
Adjustments to maintain reserves	56	3	10	(2)	132	1	598	(8)

Net equity transactions	(894,938)	(453,004)	(2,190,803)	3,230,178	3,961,631	733,851	(1,201,284)	3,777,956

Net change in contract owners’ equity	788,478	1,279,644	(2,472,016)	4,284,201	4,273,076	5,027,755	(1,055,006)	5,293,263
Contract owners’ equity at beginning of period	6,086,596	4,806,952	7,205,660	2,921,459	18,737,257	13,709,502	18,191,898	12,898,635

Contract owners’ equity at end of period	$6,875,074	6,086,596	4,733,644	7,205,660	23,010,333	18,737,257	17,136,892	18,191,898

CHANGE IN UNITS:
Beginning units	186,539	197,788	492,568	256,316	813,331	772,726	1,315,978	1,033,777
Units purchased	109,370	33,350	315,608	667,572	480,439	363,696	517,982	718,163
Units redeemed	(136,651)	(44,599)	(495,322)	(431,320)	(298,012)	(323,091)	(629,330)	(435,962)

Ending units	159,258	186,539	312,854	492,568	995,758	813,331	1,204,630	1,315,978

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPIGA2		JPIIB2		LZREMS		LZRGDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$165,227	219,994	182,690	174,934	718,359	285,766	5,700	1,332
Realized gain (loss) on investments	5,820	28,751	(96,207)	531	(1,838,065)	247,125	(167,791)	40,412
Change in unrealized gain (loss) on investments	1,274,768	1,249,531	35,166	538,892	(499,581)	4,808,772	63,996	370,127
Reinvested capital gains	88,568	-	-	14,724	-	-	9,899	3,859

Net increase (decrease) in contract owners’ equity resulting from operations	1,534,383	1,498,276	121,649	729,081	(1,619,287)	5,341,663	(88,196)	415,730

Equity transactions:
Purchase payments received from contract owners (note 4)	567,860	220,000	188,874	105,076	457,427	358,258	11,429	61,247
Transfers between funds	(875,709)	2,942,839	(713,728)	1,152,201	(2,636,223)	982,481	212,790	450,633
Redemptions (notes 2, 3, and 4)	(646,046)	(220,455)	(627,842)	(436,539)	(1,277,401)	(1,482,118)	(304,641)	(521,496)
Adjustments to maintain reserves	(617)	(5)	(43)	(2)	2,168	3	(592)	(1)

Net equity transactions	(954,512)	2,942,379	(1,152,739)	820,736	(3,454,029)	(141,376)	(81,014)	(9,617)

Net change in contract owners’ equity	579,871	4,440,655	(1,031,090)	1,549,817	(5,073,316)	5,200,287	(169,210)	406,113
Contract owners’ equity at beginning of period	12,369,960	7,929,305	6,267,691	4,717,874	34,625,234	29,424,947	2,709,505	2,303,392

Contract owners’ equity at end of period	$12,949,831	12,369,960	5,236,601	6,267,691	29,551,918	34,625,234	2,540,295	2,709,505

CHANGE IN UNITS:
Beginning units	941,716	704,338	500,428	429,598	1,234,555	1,238,618	162,600	157,410
Units purchased	399,464	446,354	201,587	208,362	411,564	364,838	126,346	46,333
Units redeemed	(484,991)	(208,976)	(303,720)	(137,532)	(584,072)	(368,901)	(142,671)	(41,143)

Ending units	856,189	941,716	398,295	500,428	1,062,047	1,234,555	146,275	162,600

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZRIES		LZRUSM		LPVCAI		LPVCII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$214,645	36,635	7,777	-	25,170	37,288	143,850	163,080
Realized gain (loss) on investments	(708,280)	(1,330,271)	(271,407)	(51,354)	(144,173)	(65,547)	(185,272)	579,175
Change in unrealized gain (loss) on investments	764,065	3,249,712	107,938	921,364	253,219	863,399	469,224	951,688
Reinvested capital gains	314,510	-	297,237	72,661	294,491	71,230	89,694	835,230

Net increase (decrease) in contract owners’ equity resulting from operations	584,940	1,956,076	141,545	942,671	428,707	906,370	517,496	2,529,173

Equity transactions:
Purchase payments received from contract owners (note 4)	283,862	151,402	125,850	66,386	474	4,374	114,445	145,594
Transfers between funds	131,390	(650,806)	106,280	900,707	(929,072)	(408,166)	(1,349,140)	2,798,926
Redemptions (notes 2, 3, and 4)	(551,521)	(473,242)	(180,580)	(120,358)	(210,749)	(284,611)	(733,774)	(752,422)
Adjustments to maintain reserves	(5,182)	(1)	(4,570)	(1)	38	(1)	26	1

Net equity transactions	(141,451)	(972,647)	46,980	846,734	(1,139,309)	(688,404)	(1,968,443)	2,192,099

Net change in contract owners’ equity	443,489	983,429	188,525	1,789,405	(710,602)	217,966	(1,450,947)	4,721,272
Contract owners’ equity at beginning of period	10,970,555	9,987,126	4,773,134	2,983,729	4,107,149	3,889,183	12,278,939	7,557,667

Contract owners’ equity at end of period	$11,414,044	10,970,555	4,961,659	4,773,134	3,396,547	4,107,149	10,827,992	12,278,939

CHANGE IN UNITS:
Beginning units	537,382	591,562	166,943	130,557	154,946	180,976	482,693	386,016
Units purchased	274,023	168,813	142,893	62,739	62,952	41,106	145,691	322,230
Units redeemed	(284,350)	(222,993)	(153,982)	(26,353)	(107,805)	(67,136)	(236,149)	(225,553)

Ending units	527,055	537,382	155,854	166,943	110,093	154,946	392,235	482,693

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LPVQD2		LVCLGI		SBVSG2		SBVHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,810	21,292	4,881	83,898	-	-	102,448	181,651
Realized gain (loss) on investments	(7,926)	(1,216)	2,888,326	701,770	(428,005)	(1,379,784)	414,329	48,686
Change in unrealized gain (loss) on investments	(91,805)	127,848	3,360,362	3,945,870	7,209,746	2,677,702	126,154	204,558
Reinvested capital gains	-	-	1,044,615	1,155,628	2,354,842	1,215,646	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(86,921)	147,924	7,298,184	5,887,166	9,136,583	2,513,564	642,931	434,895

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	611,027	363,661	1,322,021	487,110	130,853	73,824
Transfers between funds	(129,707)	(1,807)	(4,361,659)	3,504,605	15,098,268	1,401,180	(1,719,443)	467,355
Redemptions (notes 2, 3, and 4)	(100,633)	(35,973)	(1,795,727)	(1,199,539)	(1,312,279)	(335,749)	(160,624)	(155,939)
Adjustments to maintain reserves	5	(1)	(3,622)	-	887	(3)	(1)	-

Net equity transactions	(230,335)	(37,781)	(5,549,981)	2,668,727	15,108,897	1,552,538	(1,749,215)	385,240

Net change in contract owners’ equity	(317,256)	110,143	1,748,203	8,555,893	24,245,480	4,066,102	(1,106,284)	820,135
Contract owners’ equity at beginning of period	1,080,521	970,378	26,304,369	17,748,476	13,386,123	9,320,021	3,869,130	3,048,995

Contract owners’ equity at end of period	$763,265	1,080,521	28,052,572	26,304,369	37,631,603	13,386,123	2,762,846	3,869,130

CHANGE IN UNITS:
Beginning units	78,800	81,501	764,236	680,696	551,123	496,055	163,955	146,035
Units purchased	11,080	1,052	165,664	250,876	1,309,781	552,856	711,526	239,564
Units redeemed	(27,243)	(3,753)	(310,130)	(167,336)	(774,323)	(497,788)	(764,084)	(221,644)

Ending units	62,637	78,800	619,770	764,236	1,086,581	551,123	111,397	163,955

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVBD		LOVCDG		LOVGI		MNCPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,157,188	1,061,144	84,183	157,389	43,363	41,004	67,059	113,612
Realized gain (loss) on investments	(558,134)	(436,114)	(47,849)	(164,619)	(225,109)	(47,428)	105,655	(80,036)
Change in unrealized gain (loss) on investments	1,270,193	2,118,390	901,761	1,475,135	340,088	369,567	3,582,597	471,765
Reinvested capital gains	-	-	161,973	498,757	-	173,223	161,282	881,552

Net increase (decrease) in contract owners’ equity resulting from operations	1,869,247	2,743,420	1,100,068	1,966,662	158,342	536,366	3,916,593	1,386,893

Equity transactions:
Purchase payments received from contract owners (note 4)	1,732,814	765,780	1,178,305	289,567	-	13,000	651,965	375,955
Transfers between funds	3,294,112	6,215,516	(2,676,812)	1,261,464	42,293	(157,185)	7,576,049	5,156,888
Redemptions (notes 2, 3, and 4)	(2,368,155)	(982,469)	(615,583)	(384,006)	(34,929)	(35,179)	(1,618,857)	(405,524)
Adjustments to maintain reserves	2,870	3	1,326	-	4	-	99	(20,696)

Net equity transactions	2,661,641	5,998,830	(2,112,764)	1,167,025	7,368	(179,364)	6,609,256	5,106,623

Net change in contract owners’ equity	4,530,888	8,742,250	(1,012,696)	3,133,687	165,710	357,002	10,525,849	6,493,516
Contract owners’ equity at beginning of period	27,861,747	19,119,497	10,558,699	7,425,012	2,646,536	2,289,534	10,612,118	4,118,602

Contract owners’ equity at end of period	$32,392,635	27,861,747	9,546,003	10,558,699	2,812,246	2,646,536	21,137,967	10,612,118

CHANGE IN UNITS:
Beginning units	1,305,748	1,017,759	325,033	288,472	101,377	107,436	840,576	398,544
Units purchased	1,639,267	928,412	97,992	113,836	54,233	18,409	2,565,226	914,844
Units redeemed	(1,531,367)	(640,423)	(165,001)	(77,275)	(50,660)	(24,468)	(2,172,011)	(472,812)

Ending units	1,413,648	1,305,748	258,024	325,033	104,950	101,377	1,233,791	840,576

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MEGSS		MNDSC		MVFSC		DTRTFY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	77,268	65,016	798,959	701,645
Realized gain (loss) on investments	488,510	22,628	2,654	-	75,667	7,252	260,255	56,660
Change in unrealized gain (loss) on investments	2,008,804	539,337	615,672	-	112,459	577,456	(25,849)	181,100
Reinvested capital gains	888,216	288,446	147,519	-	259,671	156,219	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,385,530	850,411	765,845	-	525,065	805,943	1,033,365	939,405

Equity transactions:
Purchase payments received from contract owners (note 4)	681,690	182,245	176,356	-	403,596	130,911	1,817,093	1,433,487
Transfers between funds	7,076,992	2,109,120	3,998,823	-	361,963	2,522,281	9,376,368	13,042,310
Redemptions (notes 2, 3, and 4)	(578,935)	(141,520)	(29,379)	-	(157,588)	(103,291)	(1,336,166)	(1,261,837)
Adjustments to maintain reserves	(17,326)	-	5	-	50	-	305	2

Net equity transactions	7,162,421	2,149,845	4,145,805	-	608,021	2,549,901	9,857,600	13,213,962

Net change in contract owners’ equity	10,547,951	3,000,256	4,911,650	-	1,133,086	3,355,844	10,890,965	14,153,367
Contract owners’ equity at beginning of period	4,500,798	1,500,542	-	-	5,224,928	1,869,084	22,578,948	8,425,581

Contract owners’ equity at end of period	$15,048,749	4,500,798	4,911,650	-	6,358,014	5,224,928	33,469,913	22,578,948

CHANGE IN UNITS:
Beginning units	242,487	110,706	-	-	353,145	162,827	2,110,164	840,718
Units purchased	607,297	220,264	310,097	-	369,380	221,647	2,089,037	1,730,193
Units redeemed	(235,132)	(88,483)	(11,655)	-	(305,540)	(31,329)	(1,185,790)	(460,747)

Ending units	614,652	242,487	298,442	-	416,985	353,145	3,013,411	2,110,164

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEXD		GVIXY		MCIFD		NJMMAY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,688,660	1,470,111	1,548,798	1,653,686	216,869	291,659	(385)	-
Realized gain (loss) on investments	1,076,556	2,334,001	(1,688,221)	(303,138)	(5,343,404)	(650,136)	489	-
Change in unrealized gain (loss) on investments	10,039,922	8,326,250	4,609,039	7,218,761	4,623,356	1,427,125	8,918	-
Reinvested capital gains	1,879,006	2,789,984	1,751,586	94,579	964,608	3,351,724	643	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,684,144	14,920,346	6,221,202	8,663,888	461,429	4,420,372	9,665	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,970,868	3,035,141	1,334,254	1,806,429	663,103	944,449	45,887	-
Transfers between funds	12,581,397	37,906,120	15,340,691	11,287,409	(9,802,498)	17,071,467	209,713	-
Redemptions (notes 2, 3, and 4)	(4,035,791)	(4,056,803)	(1,928,971)	(2,927,914)	(1,602,150)	(1,218,738)	(5,136)	-
Adjustments to maintain reserves	(150)	(9)	(996)	(14)	770	(4)	3	-

Net equity transactions	11,516,324	36,884,449	14,744,978	10,165,910	(10,740,775)	16,797,174	250,467	-

Net change in contract owners’ equity	26,200,468	51,804,795	20,966,180	18,829,798	(10,279,346)	21,217,546	260,132	-
Contract owners’ equity at beginning of period	86,580,621	34,775,826	53,656,747	34,826,949	35,528,500	14,310,954	-	-

Contract owners’ equity at end of period	$112,781,089	86,580,621	74,622,927	53,656,747	25,249,154	35,528,500	260,132	-

CHANGE IN UNITS:
Beginning units	4,305,804	2,200,328	4,343,363	3,417,962	2,014,854	1,005,067	-	-
Units purchased	6,321,819	5,504,973	3,236,140	2,609,695	1,208,964	1,659,534	26,570	-
Units redeemed	(5,874,724)	(3,399,497)	(1,948,608)	(1,684,294)	(1,933,262)	(649,747)	(1,872)	-

Ending units	4,752,899	4,305,804	5,630,895	4,343,363	1,290,556	2,014,854	24,698	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBXD		NVDCAP		NVFIY		NVGEY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$477,029	248,048	-	-	19,980	22,554	20,591	1,504
Realized gain (loss) on investments	600,710	111,051	26	-	22,515	109	57,428	14,331
Change in unrealized gain (loss) on investments	(180,765)	238,489	47,564	-	(4,536)	(7,564)	261,850	(737)
Reinvested capital gains	-	-	-	-	2,596	4,330	15	143

Net increase (decrease) in contract owners’ equity resulting from operations	896,974	597,588	47,590	-	40,555	19,429	339,884	15,241

Equity transactions:
Purchase payments received from contract owners (note 4)	608,620	535,724	7,879	-	161,736	34,897	276,206	12,000
Transfers between funds	12,606,854	5,874,179	569,776	-	520,152	784,070	789,652	1,688
Redemptions (notes 2, 3, and 4)	(774,278)	(975,742)	(1,047)	-	(99,007)	(2,713)	(6,571)	(318)
Adjustments to maintain reserves	75	5	11	-	(7)	-	(10)	-

Net equity transactions	12,441,271	5,434,166	576,619	-	582,874	816,254	1,059,277	13,370

Net change in contract owners’ equity	13,338,245	6,031,754	624,209	-	623,429	835,683	1,399,161	28,611
Contract owners’ equity at beginning of period	10,473,840	4,442,086	-	-	835,683	-	28,611	-

Contract owners’ equity at end of period	$23,812,085	10,473,840	624,209	-	1,459,112	835,683	1,427,772	28,611

CHANGE IN UNITS:
Beginning units	863,517	388,062	-	-	79,021	-	2,628	-
Units purchased	2,354,097	940,486	57,791	-	291,210	79,278	421,897	44,942
Units redeemed	(1,461,843)	(465,031)	(119)	-	(241,705)	(256)	(311,372)	(42,314)

Ending units	1,755,771	863,517	57,672	-	128,526	79,021	113,153	2,628

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIDMP		NVMIVX		NVMMV1		NVNSR1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	37,079	69,238	25,100	11,256
Realized gain (loss) on investments	2,395	-	102	-	(821,094)	(129,818)	(18,221)	(17,142)
Change in unrealized gain (loss) on investments	158,938	-	161,253	-	538,465	35,133	288,543	89,360
Reinvested capital gains	-	-	-	-	-	504,039	170,343	79,760

Net increase (decrease) in contract owners’ equity resulting from operations	161,333	-	161,355	-	(245,550)	478,592	465,765	163,234

Equity transactions:
Purchase payments received from contract owners (note 4)	18,750	-	-	-	(1,012)	354,367	94,285	292,384
Transfers between funds	2,192,327	-	903,152	-	(200,306)	787,217	1,561,917	773,626
Redemptions (notes 2, 3, and 4)	(296)	-	(1,002)	-	(866,105)	(200,958)	(71,793)	(45,485)
Adjustments to maintain reserves	(7)	-	(6)	-	18	1	29	2

Net equity transactions	2,210,774	-	902,144	-	(1,067,405)	940,627	1,584,438	1,020,527

Net change in contract owners’ equity	2,372,107	-	1,063,499	-	(1,312,955)	1,419,219	2,050,203	1,183,761
Contract owners’ equity at beginning of period	-	-	-	-	3,031,642	1,612,423	1,486,686	302,925

Contract owners’ equity at end of period	$2,372,107	-	1,063,499	-	1,718,687	3,031,642	3,536,889	1,486,686

CHANGE IN UNITS:
Beginning units	-	-	-	-	259,579	171,155	112,725	28,942
Units purchased	228,213	-	90,356	-	29,255	122,132	152,197	95,851
Units redeemed	(7,027)	-	(90)	-	(140,081)	(33,708)	(28,316)	(12,068)

Ending units	221,186	-	90,266	-	148,753	259,579	236,606	112,725

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIXD		SAMY		TRF		AMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$545,006	412,003	187,888	361,140	44,738	3,302	-	-
Realized gain (loss) on investments	(8,808,982)	(1,229,953)	-	-	2,800	1,034	73,314	174,710
Change in unrealized gain (loss) on investments	19,151,011	(4,555,648)	-	-	320,042	19,031	911,502	410,274
Reinvested capital gains	2,217,591	12,314,123	-	-	37,626	5,430	159,736	236,764

Net increase (decrease) in contract owners’ equity resulting from operations	13,104,626	6,940,525	187,888	361,140	405,206	28,797	1,144,552	821,748

Equity transactions:
Purchase payments received from contract owners (note 4)	1,685,922	2,093,650	349,809,452	206,398,499	18,989	23,381	89,296	90,060
Transfers between funds	16,637,884	16,636,213	(237,441,226)	(152,297,911)	3,832,888	287,848	376,090	1,267,722
Redemptions (notes 2, 3, and 4)	(2,985,743)	(2,126,738)	(30,810,646)	(9,345,270)	(16,607)	(2,666)	(328,552)	(516,881)
Adjustments to maintain reserves	(321)	(7)	352	1,169	-	(1)	21	(2)

Net equity transactions	15,337,742	16,603,118	81,557,932	44,756,487	3,835,270	308,562	136,855	840,899

Net change in contract owners’ equity	28,442,368	23,543,643	81,745,820	45,117,627	4,240,476	337,359	1,281,407	1,662,647
Contract owners’ equity at beginning of period	46,109,614	22,565,971	45,117,627	-	379,496	42,137	3,695,539	2,032,892

Contract owners’ equity at end of period	$74,551,982	46,109,614	126,863,447	45,117,627	4,619,972	379,496	4,976,946	3,695,539

CHANGE IN UNITS:
Beginning units	2,897,371	1,721,930	4,437,054	-	29,441	4,227	85,173	61,901
Units purchased	2,459,185	1,949,806	76,111,515	31,847,690	307,096	28,281	52,752	164,023
Units redeemed	(1,393,460)	(774,365)	(68,108,104)	(27,410,636)	(11,739)	(3,067)	(53,358)	(140,751)

Ending units	3,963,096	2,897,371	12,440,465	4,437,054	324,798	29,441	84,567	85,173

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMRI		AMSRS		AMTB		NBARMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,857	33,187	12,747	15,736	138,598	110,709	5,170	857
Realized gain (loss) on investments	(1,810,072)	(134,216)	(9,644)	103,155	(248,288)	(7,845)	37,359	(19,101)
Change in unrealized gain (loss) on investments	1,291,523	269,597	257,793	123,650	157,818	102,107	(30,330)	120,577
Reinvested capital gains	-	539,809	87,556	209,624	-	-	42,648	-

Net increase (decrease) in contract owners’ equity resulting from operations	(485,692)	708,377	348,452	452,165	48,128	204,971	54,847	102,333

Equity transactions:
Purchase payments received from contract owners (note 4)	37,924	196,218	3,600	10,991	121,234	32,686	117,518	13,701
Transfers between funds	(746,209)	145,956	(578,581)	1,155,016	1,125,114	457,213	(46,309)	(63,712)
Redemptions (notes 2, 3, and 4)	(109,675)	(283,732)	(51,347)	(78,373)	(791,443)	(303,953)	(100,040)	(161,376)
Adjustments to maintain reserves	530	2	13	-	(20)	1	(1)	(2)

Net equity transactions	(817,430)	58,444	(626,315)	1,087,634	454,885	185,947	(28,832)	(211,389)

Net change in contract owners’ equity	(1,303,122)	766,821	(277,863)	1,539,799	503,013	390,918	26,015	(109,056)
Contract owners’ equity at beginning of period	4,902,956	4,136,135	2,521,838	982,039	5,705,039	5,314,121	684,371	793,427

Contract owners’ equity at end of period	$3,599,834	4,902,956	2,243,975	2,521,838	6,208,052	5,705,039	710,386	684,371

CHANGE IN UNITS:
Beginning units	179,060	175,787	74,742	36,639	441,120	425,344	64,677	86,548
Units purchased	135,644	72,753	690	143,004	1,073,714	333,948	86,268	57,709
Units redeemed	(178,780)	(69,480)	(19,807)	(104,901)	(1,051,258)	(318,172)	(88,883)	(79,580)

Ending units	135,924	179,060	55,625	74,742	463,576	441,120	62,062	64,677

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVDCT		NO7TB		NO7TB3		NOTAG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,658	150,003	139	120	16,776	21,752	1,067	1,199
Realized gain (loss) on investments	(285,012)	16,057	31	122	(64,538)	16,882	13	6,878
Change in unrealized gain (loss) on investments	175,231	(69,554)	(83)	1,010	(12,739)	113,855	8,385	9,236
Reinvested capital gains	-	-	213	214	22,125	30,336	756	2,810

Net increase (decrease) in contract owners’ equity resulting from operations	(105,123)	96,506	300	1,466	(38,376)	182,825	10,221	20,123

Equity transactions:
Purchase payments received from contract owners (note 4)	1,832	217	-	-	48,860	(47,983)	-	-
Transfers between funds	(4,005,018)	5,942,389	-	-	(614,155)	162,602	-	(30,800)
Redemptions (notes 2, 3, and 4)	(527,088)	(680,200)	(1,743)	(1,765)	(63,372)	(70,626)	(79)	(90)
Adjustments to maintain reserves	(49)	-	(6)	-	7	2	(3)	-

Net equity transactions	(4,530,323)	5,262,406	(1,749)	(1,765)	(628,660)	43,995	(82)	(30,890)

Net change in contract owners’ equity	(4,635,446)	5,358,912	(1,449)	(299)	(667,036)	226,820	10,139	(10,767)
Contract owners’ equity at beginning of period	5,358,912	-	10,200	10,499	1,434,635	1,207,815	79,207	89,974

Contract owners’ equity at end of period	$723,466	5,358,912	8,751	10,200	767,599	1,434,635	89,346	79,207

CHANGE IN UNITS:
Beginning units	528,746	-	845	999	124,148	120,318	4,121	5,837
Units purchased	335,053	697,021	-	-	11,119	30,370	-	-
Units redeemed	(793,262)	(168,275)	(156)	(154)	(72,247)	(26,540)	(5)	(1,716)

Ending units	70,537	528,746	689	845	63,020	124,148	4,116	4,121

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTAG2		NOTB1		NOTB2		NOTBBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$443	254	3,476	3,331	18,859	18,090	210,619	183,505
Realized gain (loss) on investments	542	(3)	12	1,496	(4,781)	2,101	(114,785)	(1,114,861)
Change in unrealized gain (loss) on investments	10,591	1,698	3,216	20,509	21,098	58,867	(28,855)	1,212,046
Reinvested capital gains	353	679	1,896	3,792	11,581	23,311	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,929	2,628	8,600	29,128	46,757	102,369	66,979	280,690

Equity transactions:
Purchase payments received from contract owners (note 4)	700	-	-	-	58,128	23,390	878,660	59,902
Transfers between funds	175,081	34,313	-	-	17,789	135,438	5,768,477	(4,316,769)
Redemptions (notes 2, 3, and 4)	(405)	(53)	(240)	(134,884)	(77,597)	(4,381)	(1,456,522)	(1,499,908)
Adjustments to maintain reserves	(4)	-	(2)	(1)	(2)	-	12	1

Net equity transactions	175,372	34,260	(242)	(134,885)	(1,682)	154,447	5,190,627	(5,756,774)

Net change in contract owners’ equity	187,301	36,888	8,358	(105,757)	45,075	256,816	5,257,606	(5,476,084)
Contract owners’ equity at beginning of period	36,888	-	139,757	245,514	909,668	652,852	4,194,662	9,670,746

Contract owners’ equity at end of period	$224,189	36,888	148,115	139,757	954,743	909,668	9,452,268	4,194,662

CHANGE IN UNITS:
Beginning units	3,408	-	9,329	18,814	62,539	51,515	386,141	915,476
Units purchased	15,700	3,424	-	-	7,728	25,455	2,503,374	389,524
Units redeemed	(727)	(16)	(17)	(9,485)	(8,649)	(14,431)	(2,040,785)	(918,859)

Ending units	18,381	3,408	9,312	9,329	61,618	62,539	848,730	386,141

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTBE2		NOTC1		NOTC2		NOTG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,902	-	-	529	17,410	14,321	656,153	614,038
Realized gain (loss) on investments	1,165	-	(3,690)	(4)	24,741	(399)	40,049	180,281
Change in unrealized gain (loss) on investments	20,240	-	(398)	2,231	64,842	55,364	711,787	1,868,435
Reinvested capital gains	112	-	-	290	1,608	8,732	-	1,834,130

Net increase (decrease) in contract owners’ equity resulting from operations	26,419	-	(4,088)	3,046	108,601	78,018	1,407,989	4,496,884

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	(32)	316,950	-	-
Transfers between funds	357,497	-	(24,058)	-	511,540	18,388	156,287	(250,000)
Redemptions (notes 2, 3, and 4)	(53,295)	-	(70)	(270)	(559,849)	(14,125)	(2,846,260)	(1,424,177)
Adjustments to maintain reserves	1	-	2	(1)	(6)	(1)	44	2

Net equity transactions	304,203	-	(24,126)	(271)	(48,347)	321,212	(2,689,929)	(1,674,175)

Net change in contract owners’ equity	330,622	-	(28,214)	2,775	60,254	399,230	(1,281,940)	2,822,709
Contract owners’ equity at beginning of period	-	-	28,214	25,439	984,779	585,549	29,832,574	27,009,865

Contract owners’ equity at end of period	$330,622	-	-	28,214	1,045,033	984,779	28,550,634	29,832,574

CHANGE IN UNITS:
Beginning units	-	-	1,985	2,005	71,255	47,488	2,150,655	2,280,001
Units purchased	33,422	-	-	2	59,340	25,887	68,416	6,873
Units redeemed	(4,795)	-	(1,985)	(22)	(60,437)	(2,120)	(267,482)	(136,219)

Ending units	28,627	-	-	1,985	70,158	71,255	1,951,589	2,150,655

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTG2		NOTGR1		NOTGR2		NOTMD1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$14,236	12,824	19,026	33,682	2,811	968	10,764	30,286
Realized gain (loss) on investments	2,252	3,877	190,830	26,527	(4,129)	654	136,578	2,906
Change in unrealized gain (loss) on investments	18,541	20,414	(76,193)	267,327	27,973	8,131	(175,652)	228,819
Reinvested capital gains	-	43,319	6,950	65,245	1,037	2,096	1,253	38,796

Net increase (decrease) in contract owners’ equity resulting from operations	35,029	80,434	140,613	392,781	27,692	11,849	(27,057)	300,807

Equity transactions:
Purchase payments received from contract owners (note 4)	36,448	1,821	-	-	-	-	-	-
Transfers between funds	(38,347)	272,266	(858,505)	(30,170)	427,308	-	(822,171)	-
Redemptions (notes 2, 3, and 4)	(15,351)	(15,279)	(739)	(77,806)	(2,602)	(2,365)	(244,065)	(22,983)
Adjustments to maintain reserves	(1)	(2)	(4)	(1)	8	-	(6)	(1)

Net equity transactions	(17,251)	258,806	(859,248)	(107,977)	424,714	(2,365)	(1,066,242)	(22,984)

Net change in contract owners’ equity	17,778	339,240	(718,635)	284,804	452,406	9,484	(1,093,299)	277,823
Contract owners’ equity at beginning of period	699,850	360,610	2,076,073	1,791,269	63,824	54,340	1,869,082	1,591,259

Contract owners’ equity at end of period	$717,628	699,850	1,357,438	2,076,073	516,230	63,824	775,783	1,869,082

CHANGE IN UNITS:
Beginning units	49,331	29,978	105,934	111,841	3,342	3,474	114,004	115,587
Units purchased	3,168	23,285	-	4,228	25,826	-	-	-
Units redeemed	(4,396)	(3,932)	(44,046)	(10,135)	(4,959)	(132)	(72,294)	(1,583)

Ending units	48,103	49,331	61,888	105,934	24,209	3,342	41,710	114,004

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTMD2		NOTMG1		NOTMG2		NOTMR1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,611	650	26,907	26,218	15,382	16,284	5,803	6,550
Realized gain (loss) on investments	19,767	47	(3,189)	(1,705)	(5,542)	2,329	118	108
Change in unrealized gain (loss) on investments	150,229	12,375	29,199	92,582	10,853	62,156	29,379	43,562
Reinvested capital gains	1,992	912	9,011	45,306	5,791	31,934	125	7,904

Net increase (decrease) in contract owners’ equity resulting from operations	187,599	13,984	61,928	162,401	26,484	112,703	35,425	58,124

Equity transactions:
Purchase payments received from contract owners (note 4)	31,572	-	-	-	49,676	14,386	-	-
Transfers between funds	926,415	610,034	-	-	119,100	19,287	-	-
Redemptions (notes 2, 3, and 4)	(49,907)	(569)	(61,796)	(62,434)	(43,414)	(48,740)	(1,528)	(1,493)
Adjustments to maintain reserves	(5)	(2)	(6)	(1)	16	-	(5)	-

Net equity transactions	908,075	609,463	(61,802)	(62,435)	125,378	(15,067)	(1,533)	(1,493)

Net change in contract owners’ equity	1,095,674	623,447	126	99,966	151,862	97,636	33,892	56,631
Contract owners’ equity at beginning of period	659,039	35,592	1,114,915	1,014,949	796,323	698,687	416,175	359,544

Contract owners’ equity at end of period	$1,754,713	659,039	1,115,041	1,114,915	948,185	796,323	450,067	416,175

CHANGE IN UNITS:
Beginning units	40,153	2,578	70,813	75,155	51,753	52,685	28,988	29,088
Units purchased	92,160	37,610	-	586	19,136	2,476	-	-
Units redeemed	(35,648)	(35)	(4,125)	(4,928)	(12,724)	(3,408)	(100)	(100)

Ending units	96,665	40,153	66,688	70,813	58,165	51,753	28,888	28,988

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOVPB1		NOVPDI		NOVPI2		NOVPM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	56,543	79,306	9,565	75,895	1,276	31,153
Realized gain (loss) on investments	(167,883)	(959,485)	(1,157,277)	(391,203)	(257,785)	9,250	(718,978)	(827,866)
Change in unrealized gain (loss) on investments	(1,120,676)	3,199,511	198,983	113,058	(45,125)	165,746	(95,707)	1,164,897
Reinvested capital gains	172,214	-	-	-	-	-	112,753	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,116,345)	2,240,026	(901,751)	(198,839)	(293,345)	250,891	(700,656)	368,184

Equity transactions:
Purchase payments received from contract owners (note 4)	208,870	29,192	56,156	393	237	24	23,614	23,996
Transfers between funds	(2,561,882)	2,232,654	(2,280,060)	(83,635)	(2,071,610)	97,109	(1,757,559)	(370,871)
Redemptions (notes 2, 3, and 4)	(958,783)	(3,792,358)	(565,021)	(1,389,295)	(288,261)	(661,623)	(452,416)	(1,068,967)
Adjustments to maintain reserves	6,413	(1)	(4)	1	(1)	(1)	(49)	(2)

Net equity transactions	(3,305,382)	(1,530,513)	(2,788,929)	(1,472,536)	(2,359,635)	(564,491)	(2,186,410)	(1,415,844)

Net change in contract owners’ equity	(4,421,727)	709,513	(3,690,680)	(1,671,375)	(2,652,980)	(313,600)	(2,887,066)	(1,047,660)
Contract owners’ equity at beginning of period	9,163,660	8,454,147	4,746,189	6,417,564	3,110,770	3,424,370	4,308,922	5,356,582

Contract owners’ equity at end of period	$4,741,933	9,163,660	1,055,509	4,746,189	457,790	3,110,770	1,421,856	4,308,922

CHANGE IN UNITS:
Beginning units	665,068	816,716	324,735	426,894	273,620	324,187	218,060	321,894
Units purchased	309,417	322,796	40,344	155,805	42,517	132,789	50,392	179,783
Units redeemed	(598,298)	(474,444)	(285,525)	(257,964)	(271,381)	(183,356)	(193,783)	(283,617)

Ending units	376,187	665,068	79,554	324,735	44,756	273,620	74,669	218,060

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBAM		PMVAAA		PMVAAI		PMVEBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$291,611	583,096	523,566	345,670	13,462	-	1,337,262	1,407,828
Realized gain (loss) on investments	(190,533)	94,323	(606,750)	42,141	8	-	(1,395,043)	661,829
Change in unrealized gain (loss) on investments	255,443	(53,640)	812,303	924,591	70,867	-	929,391	1,982,472
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	356,521	623,779	729,119	1,312,402	84,337	-	871,610	4,052,129

Equity transactions:
Purchase payments received from contract owners (note 4)	1,892	146,172	408,544	228,523	-	-	677,554	337,593
Transfers between funds	(2,652,066)	685,433	(280,617)	399,206	486,110	-	(6,069,344)	8,209,327
Redemptions (notes 2, 3, and 4)	(1,057,416)	(912,398)	(536,516)	(867,129)	(140)	-	(1,207,006)	(1,570,681)
Adjustments to maintain reserves	848	5	39	(2)	1	-	(50)	(208)

Net equity transactions	(3,706,742)	(80,788)	(408,550)	(239,402)	485,971	-	(6,598,846)	6,976,031

Net change in contract owners’ equity	(3,350,221)	542,991	320,569	1,073,000	570,308	-	(5,727,236)	11,028,160
Contract owners’ equity at beginning of period	13,232,119	12,689,128	12,362,189	11,289,189	-	-	33,216,144	22,187,984

Contract owners’ equity at end of period	$9,881,898	13,232,119	12,682,758	12,362,189	570,308	-	27,488,908	33,216,144

CHANGE IN UNITS:
Beginning units	1,060,849	1,068,936	663,733	669,768	-	-	1,492,695	1,146,150
Units purchased	220,295	431,288	379,159	276,748	48,611	-	1,911,030	2,256,183
Units redeemed	(525,243)	(439,375)	(408,196)	(282,783)	(13)	-	(2,244,774)	(1,909,638)

Ending units	755,901	1,060,849	634,696	663,733	48,598	-	1,158,951	1,492,695

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFBA		PMVFHA		PMVGBA		PMVHYA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$263,063	114,508	2,126,286	730,452	77,980	72,507	1,853,077	2,370,102
Realized gain (loss) on investments	(352,166)	(133,186)	291,832	175,295	(111,752)	(81,188)	303,189	1,464,026
Change in unrealized gain (loss) on investments	518,772	399,466	(760,443)	1,555,322	358,271	182,412	342,723	1,432,175
Reinvested capital gains	-	-	-	290,401	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,669	380,788	1,657,675	2,751,470	324,499	173,731	2,498,989	5,266,303

Equity transactions:
Purchase payments received from contract owners (note 4)	3,931	58,260	155,637	780,334	97,800	144,246	161,328	299,501
Transfers between funds	80,273	278,110	1,466,844	1,234,613	340,555	(41,652)	(18,350,435)	33,746,616
Redemptions (notes 2, 3, and 4)	(294,492)	(176,557)	(3,663,535)	(3,904,726)	(137,689)	(87,550)	(3,935,065)	(2,853,589)
Adjustments to maintain reserves	(13)	119	(114)	(23)	(17)	-	(964)	(300)

Net equity transactions	(210,301)	159,932	(2,041,168)	(1,889,802)	300,649	15,044	(22,125,136)	31,192,228

Net change in contract owners’ equity	219,368	540,720	(383,493)	861,668	625,148	188,775	(19,626,147)	36,458,531
Contract owners’ equity at beginning of period	5,936,940	5,396,220	38,903,962	38,042,294	3,048,501	2,859,726	58,181,085	21,722,554

Contract owners’ equity at end of period	$6,156,308	5,936,940	38,520,469	38,903,962	3,673,649	3,048,501	38,554,938	58,181,085

CHANGE IN UNITS:
Beginning units	407,468	396,374	1,895,479	1,993,390	176,407	175,618	2,538,639	1,093,728
Units purchased	210,254	117,905	1,054,516	1,119,847	78,182	51,903	7,328,832	6,043,456
Units redeemed	(236,276)	(106,811)	(1,159,421)	(1,217,758)	(59,156)	(51,114)	(8,273,179)	(4,598,545)

Ending units	381,446	407,468	1,790,574	1,895,479	195,433	176,407	1,594,292	2,538,639

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVID		PMVLDA		PMVLGA		PMVRRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,489,242	3,791,813	380,553	902,928	340,850	284,052	427,001	472,779
Realized gain (loss) on investments	(1,203,303)	154,532	257,936	(144,080)	1,202,371	1,713,532	2,054,447	(52,951)
Change in unrealized gain (loss) on investments	2,153,182	4,558,097	239,768	533,404	269,847	(710,341)	575,659	1,891,464
Reinvested capital gains	361,900	-	-	-	179,955	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,801,021	8,504,442	878,257	1,292,252	1,993,023	1,287,243	3,057,107	2,311,292

Equity transactions:
Purchase payments received from contract owners (note 4)	4,845,177	2,764,578	552,334	366,668	508,213	943,989	182,961	125,395
Transfers between funds	10,002,932	30,978,846	3,353,794	(6,862,617)	1,658,463	1,188,214	4,678,341	(2,781,870)
Redemptions (notes 2, 3, and 4)	(9,952,209)	(4,750,357)	(2,477,355)	(1,895,412)	(1,683,241)	(1,073,419)	(2,872,497)	(2,887,703)
Adjustments to maintain reserves	184	(30)	178	12	(9,616)	(55)	27	14

Net equity transactions	4,896,084	28,993,037	1,428,951	(8,391,349)	473,819	1,058,729	1,988,832	(5,544,164)

Net change in contract owners’ equity	11,697,105	37,497,479	2,307,208	(7,099,097)	2,466,842	2,345,972	5,045,939	(3,232,872)
Contract owners’ equity at beginning of period	123,602,671	86,105,192	30,194,570	37,293,667	13,461,983	11,116,011	25,249,770	28,482,642

Contract owners’ equity at end of period	$135,299,776	123,602,671	32,501,778	30,194,570	15,928,825	13,461,983	30,295,709	25,249,770

CHANGE IN UNITS:
Beginning units	9,958,726	7,532,162	2,037,630	2,617,652	594,075	552,926	1,484,195	1,820,676
Units purchased	5,013,680	5,486,349	1,687,021	1,196,125	3,322,100	1,849,296	2,363,336	316,549
Units redeemed	(4,735,494)	(3,059,785)	(1,575,876)	(1,776,147)	(3,296,976)	(1,808,147)	(2,251,772)	(653,030)

Ending units	10,236,912	9,958,726	2,148,775	2,037,630	619,199	594,075	1,595,759	1,484,195

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSA		PMVTRA		PVGCBA		PVGDAA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$385,428	366,622	2,950,023	3,739,253	84,869	22,601	318	273
Realized gain (loss) on investments	(1,270,715)	(672,952)	1,811,730	(614,112)	34,243	15,530	(1)	59
Change in unrealized gain (loss) on investments	1,035,966	1,282,004	4,859,851	6,637,829	16,434	31,547	(591)	1,680
Reinvested capital gains	-	-	1,541,881	-	-	-	692	-

Net increase (decrease) in contract owners’ equity resulting from operations	150,679	975,674	11,163,485	9,762,970	135,546	69,678	418	2,012

Equity transactions:
Purchase payments received from contract owners (note 4)	174,096	177,442	2,029,815	1,837,212	11,466	58,068	-	-
Transfers between funds	326,215	(943,772)	16,174,729	5,615,869	1,094,346	513,972	-	-
Redemptions (notes 2, 3, and 4)	(453,234)	(594,789)	(11,361,317)	(8,094,144)	(78,868)	(46,683)	(90)	(1,191)
Adjustments to maintain reserves	59	5	380	141	7	(1)	2	-

Net equity transactions	47,136	(1,361,114)	6,843,607	(640,922)	1,026,951	525,356	(88)	(1,191)

Net change in contract owners’ equity	197,815	(385,440)	18,007,092	9,122,048	1,162,497	595,034	330	821
Contract owners’ equity at beginning of period	8,894,168	9,279,608	129,160,363	120,038,315	1,389,372	794,338	10,313	9,492

Contract owners’ equity at end of period	$9,091,983	8,894,168	147,167,455	129,160,363	2,551,869	1,389,372	10,643	10,313

CHANGE IN UNITS:
Beginning units	1,337,590	1,555,362	6,493,229	6,549,007	119,383	73,847	641	718
Units purchased	1,045,960	860,769	3,358,332	2,167,255	150,062	98,693	-	-
Units redeemed	(1,037,265)	(1,078,541)	(3,017,589)	(2,223,033)	(66,652)	(53,157)	(6)	(77)

Ending units	1,346,285	1,337,590	6,833,972	6,493,229	202,793	119,383	635	641

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVGMAA		PVSTA		PROA30		PROAHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$174,542	45,994	718,950	1,552,741	8,610	2,746	25,438	67,676
Realized gain (loss) on investments	(47,249)	(5,193)	(337,997)	(127,627)	206,353	44,946	(37,594)	63,603
Change in unrealized gain (loss) on investments	166,694	278,441	686,833	311,456	111,797	136,705	25,008	17,790
Reinvested capital gains	40,823	-	-	-	78,489	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	334,810	319,242	1,067,786	1,736,570	405,249	184,397	12,852	149,069

Equity transactions:
Purchase payments received from contract owners (note 4)	-	11,104	414,268	598,125	29,299	59,510	7,287	3,586
Transfers between funds	258,394	156,928	(4,362,087)	(1,918,521)	365,207	871,977	293,648	986,398
Redemptions (notes 2, 3, and 4)	(152,364)	(106,462)	(4,023,902)	(3,724,068)	(27,158)	(134,806)	(51,300)	(180,020)
Adjustments to maintain reserves	82	(2)	(14,426)	1	25	1	(1,813)	1

Net equity transactions	106,112	61,568	(7,986,147)	(5,044,463)	367,373	796,682	247,822	809,965

Net change in contract owners’ equity	440,922	380,810	(6,918,361)	(3,307,893)	772,622	981,079	260,674	959,034
Contract owners’ equity at beginning of period	2,223,887	1,843,077	62,358,792	65,666,685	1,660,621	679,542	1,389,396	430,362

Contract owners’ equity at end of period	$2,664,809	2,223,887	55,440,431	62,358,792	2,433,243	1,660,621	1,650,070	1,389,396

CHANGE IN UNITS:
Beginning units	160,903	156,104	4,442,654	4,810,789	123,649	63,909	75,023	26,171
Units purchased	42,224	29,716	2,858,997	2,106,840	713,959	305,108	441,287	381,205
Units redeemed	(36,920)	(24,917)	(3,444,247)	(2,474,975)	(703,566)	(245,368)	(424,559)	(332,353)

Ending units	166,207	160,903	3,857,404	4,442,654	134,042	123,649	91,751	75,023

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROBIO		PROBL		PROBM		PROBNK
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$678	-	19,550	39,701	11,781	1,383	11,316	11,055
Realized gain (loss) on investments	343,531	(153,078)	1,510,817	785,657	(59,262)	(69,007)	(325,821)	15,735
Change in unrealized gain (loss) on investments	(314,187)	364,034	232,094	1,899,810	571,113	103,940	(78,190)	351,811
Reinvested capital gains	261,984	5,830	1,082,496	257,865	141,807	12,086	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	292,006	216,786	2,844,957	2,983,033	665,439	48,402	(392,695)	378,601

Equity transactions:
Purchase payments received from contract owners (note 4)	77,362	18,045	158,049	344,179	67,275	21,021	39,897	23,441
Transfers between funds	659,636	1,855,802	2,157,351	3,838,625	3,881,822	220,100	(1,023,217)	1,668,965
Redemptions (notes 2, 3, and 4)	(264,663)	(134,563)	(494,710)	(717,802)	(133,382)	(57,862)	(158,437)	(296,486)
Adjustments to maintain reserves	152	1	5,618	(5)	(201)	1	5,249	-

Net equity transactions	472,487	1,739,285	1,826,308	3,464,997	3,815,514	183,260	(1,136,508)	1,395,920

Net change in contract owners’ equity	764,493	1,956,071	4,671,265	6,448,030	4,480,953	231,662	(1,529,203)	1,774,521
Contract owners’ equity at beginning of period	3,080,610	1,124,539	16,976,172	10,528,142	769,070	537,408	2,736,409	961,888

Contract owners’ equity at end of period	$3,845,103	3,080,610	21,647,437	16,976,172	5,250,023	769,070	1,207,206	2,736,409

CHANGE IN UNITS:
Beginning units	90,764	36,524	619,880	494,150	47,512	39,082	108,457	52,511
Units purchased	370,777	157,201	3,162,696	2,545,574	780,216	318,742	520,422	321,613
Units redeemed	(366,253)	(102,961)	(3,103,888)	(2,419,844)	(548,614)	(310,312)	(573,158)	(265,667)

Ending units	95,288	90,764	678,688	619,880	279,114	47,512	55,721	108,457

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROBR		PROCG		PROCS		PROE30
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,263	545	12,466	18,377	-	-	14,845	18,857
Realized gain (loss) on investments	(564,710)	(184,172)	163,528	(55,235)	(585,735)	22,373	(47,748)	28,514
Change in unrealized gain (loss) on investments	(17,696)	9,976	111,541	118,015	109,004	203,126	(23,118)	105,949
Reinvested capital gains	-	-	16,549	194,404	1,127,131	125,466	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(579,143)	(173,651)	304,084	275,561	650,400	350,965	(56,021)	153,320

Equity transactions:
Purchase payments received from contract owners (note 4)	8,139	15,820	46,590	11,611	92,307	25,284	16,639	18,509
Transfers between funds	1,028,594	(276,633)	1,056,305	547,995	533,621	129,148	(152,562)	294,594
Redemptions (notes 2, 3, and 4)	(108,731)	(20,259)	(202,455)	(61,048)	(156,239)	(149,486)	(52,498)	(132,146)
Adjustments to maintain reserves	9,406	-	(1,901)	1	1,562	-	197	-

Net equity transactions	937,408	(281,072)	898,539	498,559	471,251	4,946	(188,224)	180,957

Net change in contract owners’ equity	358,265	(454,723)	1,202,623	774,120	1,121,651	355,911	(244,245)	334,277
Contract owners’ equity at beginning of period	298,147	752,870	1,390,073	615,953	2,010,702	1,654,791	900,418	566,141

Contract owners’ equity at end of period	$656,412	298,147	2,592,696	1,390,073	3,132,353	2,010,702	656,173	900,418

CHANGE IN UNITS:
Beginning units	104,631	238,038	56,063	31,395	61,321	61,191	61,485	45,535
Units purchased	4,998,080	3,206,127	710,290	284,411	383,398	318,125	424,714	719,555
Units redeemed	(4,726,683)	(3,339,534)	(684,669)	(259,743)	(369,333)	(317,995)	(436,835)	(703,605)

Ending units	376,028	104,631	81,684	56,063	75,386	61,321	49,364	61,485

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROEM		PROFIN		PROFUD		PROGMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,234	7,613	24,144	18,776	852	25	3,535	173,560
Realized gain (loss) on investments	14,538	37,325	(507,266)	134,593	9,341	(5,378)	3	-
Change in unrealized gain (loss) on investments	325,319	256,277	(7,267)	404,502	14,509	380	-	-
Reinvested capital gains	-	-	262,474	176,393	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	357,091	301,215	(227,915)	734,264	24,702	(4,973)	3,538	173,560

Equity transactions:
Purchase payments received from contract owners (note 4)	19,656	9,473	36,801	153,172	-	-	-	8,459,351
Transfers between funds	3,598,600	2,077,633	(1,086,772)	1,706,165	264,038	174,249	(2,894,159)	(33,143,954)
Redemptions (notes 2, 3, and 4)	(123,864)	(190,206)	(191,311)	(342,582)	(5,284)	(5,778)	(1,406,044)	(5,070,012)
Adjustments to maintain reserves	(10,613)	(2)	2,081	(2)	50	-	45	(4)

Net equity transactions	3,483,779	1,896,898	(1,239,201)	1,516,753	258,804	168,471	(4,300,158)	(29,754,619)

Net change in contract owners’ equity	3,840,870	2,198,113	(1,467,116)	2,251,017	283,506	163,498	(4,296,620)	(29,581,059)
Contract owners’ equity at beginning of period	3,517,699	1,319,586	4,390,534	2,139,517	194,824	31,326	10,210,837	39,791,896

Contract owners’ equity at end of period	$7,358,569	3,517,699	2,923,418	4,390,534	478,330	194,824	5,914,217	10,210,837

CHANGE IN UNITS:
Beginning units	318,875	148,608	179,678	114,527	28,212	4,430	1,007,890	3,956,880
Units purchased	1,964,927	2,321,047	2,025,343	729,915	249,452	142,110	49,844	8,276,163
Units redeemed	(1,757,408)	(2,150,780)	(2,082,871)	(664,764)	(211,573)	(118,328)	(474,378)	(11,225,153)

Ending units	526,394	318,875	122,150	179,678	66,091	28,212	583,356	1,007,890

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROGVP		PROHC		PROIND		PROINT
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,627	24,082	-	-	3,964	-	785	531
Realized gain (loss) on investments	108,228	462,878	(44,882)	(143,964)	(118,550)	(191,151)	(32,015)	33,517
Change in unrealized gain (loss) on investments	68,234	(149,788)	(27,195)	536,793	106,613	285,255	1,001	12,508
Reinvested capital gains	99,987	-	472,388	276,818	43,878	328,942	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	278,076	337,172	400,311	669,647	35,905	423,046	(30,229)	46,556

Equity transactions:
Purchase payments received from contract owners (note 4)	87,191	51,649	136,415	27,210	46,082	30,722	34,088	90
Transfers between funds	(1,998,453)	2,129,545	(927,796)	61,794	531,778	2,440,124	1,129	(191)
Redemptions (notes 2, 3, and 4)	(556,327)	(578,644)	(317,039)	(305,946)	(167,162)	(143,170)	(35,055)	(34,270)
Adjustments to maintain reserves	(3,322)	38	4,121	1	1,821	(1)	(10)	(1)

Net equity transactions	(2,470,911)	1,602,588	(1,104,299)	(216,941)	412,519	2,327,675	152	(34,372)

Net change in contract owners’ equity	(2,192,835)	1,939,760	(703,988)	452,706	448,424	2,750,721	(30,077)	12,184
Contract owners’ equity at beginning of period	3,278,292	1,338,532	4,813,760	4,361,054	3,708,772	958,051	199,022	186,838

Contract owners’ equity at end of period	$1,085,457	3,278,292	4,109,772	4,813,760	4,157,196	3,708,772	168,945	199,022

CHANGE IN UNITS:
Beginning units	167,819	81,006	139,918	151,441	132,731	46,065	14,126	15,816
Units purchased	1,648,385	2,706,225	748,898	444,029	516,560	324,344	592,261	305,769
Units redeemed	(1,770,164)	(2,619,412)	(785,343)	(455,552)	(515,114)	(237,678)	(594,956)	(307,459)

Ending units	46,040	167,819	103,473	139,918	134,177	132,731	11,431	14,126

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROJP		PROLCG		PROLCV		PROMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,068	889	-	-	4,113	8,857	7,409	4,390
Realized gain (loss) on investments	305,256	(86,270)	705,894	(453,982)	(1,100,850)	241,786	166,129	944,539
Change in unrealized gain (loss) on investments	231,577	219,980	126,547	569,849	(338,636)	505,906	22,170	345,161
Reinvested capital gains	-	-	652,525	1,130,934	49,121	91,618	228,754	-

Net increase (decrease) in contract owners’ equity resulting from operations	537,901	134,599	1,484,966	1,246,801	(1,386,252)	848,167	424,462	1,294,090

Equity transactions:
Purchase payments received from contract owners (note 4)	28,991	3,712	42,507	41,603	4,206	48,041	36,403	63,917
Transfers between funds	2,195,892	126,104	(386,344)	(2,001,844)	(3,698,294)	3,314,903	(229,542)	(10,723,967)
Redemptions (notes 2, 3, and 4)	(35,140)	(70,288)	(454,444)	(261,790)	(52,697)	(260,037)	(244,611)	(824,399)
Adjustments to maintain reserves	(144)	-	(1,873)	-	(2,132)	(1)	149	(1)

Net equity transactions	2,189,599	59,528	(800,154)	(2,222,031)	(3,748,917)	3,102,906	(437,601)	(11,484,450)

Net change in contract owners’ equity	2,727,500	194,127	684,812	(975,230)	(5,135,169)	3,951,073	(13,139)	(10,190,360)
Contract owners’ equity at beginning of period	1,429,741	1,235,614	5,716,611	6,691,841	6,192,247	2,241,174	2,117,855	12,308,215

Contract owners’ equity at end of period	$4,157,241	1,429,741	6,401,423	5,716,611	1,057,078	6,192,247	2,104,716	2,117,855

CHANGE IN UNITS:
Beginning units	76,829	79,766	178,424	269,070	251,432	118,096	90,010	645,553
Units purchased	516,090	239,258	875,580	508,296	296,235	573,637	516,247	332,715
Units redeemed	(400,225)	(242,195)	(901,374)	(598,942)	(504,720)	(440,301)	(525,430)	(888,258)

Ending units	192,694	76,829	152,630	178,424	42,947	251,432	80,827	90,010

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROMCG		PROMCV		PRON		PRONET
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	4,244	2,485	-	-	-	-
Realized gain (loss) on investments	387,645	(27,706)	48,495	135,179	12,894,640	2,894,777	1,016,738	(325,573)
Change in unrealized gain (loss) on investments	321,798	94,998	(31,472)	168,391	(100,530)	3,028,611	294,816	604,342
Reinvested capital gains	464,355	34,404	84,948	41,181	3,443,889	200,343	765,979	156,899

Net increase (decrease) in contract owners’ equity resulting from operations	1,173,798	101,696	106,215	347,236	16,237,999	6,123,731	2,077,533	435,668

Equity transactions:
Purchase payments received from contract owners (note 4)	24,038	320	7,843	24,881	513,702	642,153	193,994	31,836
Transfers between funds	1,814,511	(69,976)	(659,703)	332,792	2,988,642	20,142,846	2,708,796	196,946
Redemptions (notes 2, 3, and 4)	(86,531)	(13,626)	(30,912)	(104,705)	(2,739,543)	(1,322,339)	(368,432)	(324,223)
Adjustments to maintain reserves	(11)	(2)	(1)	-	(7,170)	(4)	95	(1)

Net equity transactions	1,752,007	(83,284)	(682,773)	252,968	755,631	19,462,656	2,534,453	(95,442)

Net change in contract owners’ equity	2,925,805	18,412	(576,558)	600,204	16,993,630	25,586,387	4,611,986	340,226
Contract owners’ equity at beginning of period	358,259	339,847	1,310,890	710,686	35,599,478	10,013,091	4,173,599	3,833,373

Contract owners’ equity at end of period	$3,284,064	358,259	734,332	1,310,890	52,593,108	35,599,478	8,785,585	4,173,599

CHANGE IN UNITS:
Beginning units	13,894	16,375	60,633	37,415	911,564	355,218	117,844	125,145
Units purchased	703,490	261,454	420,626	473,401	13,093,045	5,372,392	410,778	653,320
Units redeemed	(612,035)	(263,935)	(448,146)	(450,183)	(13,077,927)	(4,816,046)	(361,362)	(660,621)

Ending units	105,349	13,894	33,113	60,633	926,682	911,564	167,260	117,844

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROOG		PROPHR		PROPM		PRORE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,597	17,672	497	4,236	11,484	504	19,428	49,688
Realized gain (loss) on investments	(583,305)	(265,632)	93,594	(133,986)	1,246,095	437,409	(779,189)	155,982
Change in unrealized gain (loss) on investments	(283,015)	416,826	47,681	152,950	(424,728)	101,185	9,292	73,667
Reinvested capital gains	9,993	41,896	-	61,728	-	-	16,007	173,853

Net increase (decrease) in contract owners’ equity resulting from operations	(833,730)	210,762	141,772	84,928	832,851	539,098	(734,462)	453,190

Equity transactions:
Purchase payments received from contract owners (note 4)	37,121	75,514	12,774	37,198	48,846	24,167	27,874	61,925
Transfers between funds	(1,331,688)	3,122,386	262,765	956,722	750,919	557,457	(1,737,946)	2,260,204
Redemptions (notes 2, 3, and 4)	(155,924)	(111,278)	(120,699)	(36,112)	(207,880)	(57,608)	(121,536)	(272,116)
Adjustments to maintain reserves	5	(1)	45	1	(738)	(4)	(6,308)	(1)

Net equity transactions	(1,450,486)	3,086,621	154,885	957,809	591,147	524,012	(1,837,916)	2,050,012

Net change in contract owners’ equity	(2,284,216)	3,297,383	296,657	1,042,737	1,423,998	1,063,110	(2,572,378)	2,503,202
Contract owners’ equity at beginning of period	4,460,506	1,163,123	1,643,525	600,788	2,296,375	1,233,265	3,521,720	1,018,518

Contract owners’ equity at end of period	$2,176,290	4,460,506	1,940,182	1,643,525	3,720,373	2,296,375	949,342	3,521,720

CHANGE IN UNITS:
Beginning units	432,694	124,397	69,460	27,555	398,651	320,244	156,206	56,995
Units purchased	661,515	607,792	184,704	148,300	2,115,437	1,258,589	646,140	634,005
Units redeemed	(766,970)	(299,495)	(181,080)	(106,395)	(1,985,644)	(1,180,182)	(757,543)	(534,794)

Ending units	327,239	432,694	73,084	69,460	528,444	398,651	44,803	156,206

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PRORRO		PROSC		PROSCG		PROSCN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,613	2,875	3,565	-	-	-	11,618	2,890
Realized gain (loss) on investments	(330,324)	(606,982)	210,691	(301,452)	384,078	(463,011)	336,827	165,367
Change in unrealized gain (loss) on investments	191	131,817	445,196	1,602,592	128,783	497,200	399,125	262,233
Reinvested capital gains	-	68,847	224,337	-	238,271	177,613	225,728	84,210

Net increase (decrease) in contract owners’ equity resulting from operations	(321,520)	(403,443)	883,789	1,301,140	751,132	211,802	973,298	514,700

Equity transactions:
Purchase payments received from contract owners (note 4)	754	19,098	28,722	13,139	290,533	11,522	199,197	31,710
Transfers between funds	2,710	(965,201)	1,847,799	2,334,436	969,842	(1,506,310)	1,469,116	726,635
Redemptions (notes 2, 3, and 4)	(43,838)	(345,764)	(147,577)	(282,530)	(464,639)	(194,571)	(160,166)	(74,533)
Adjustments to maintain reserves	8	4	754	-	40	-	(17,678)	2

Net equity transactions	(40,366)	(1,291,863)	1,729,698	2,065,045	795,776	(1,689,359)	1,490,469	683,814

Net change in contract owners’ equity	(361,886)	(1,695,306)	2,613,487	3,366,185	1,546,908	(1,477,557)	2,463,767	1,198,514
Contract owners’ equity at beginning of period	932,656	2,627,962	8,997,210	5,631,025	1,223,989	2,701,546	2,285,512	1,086,998

Contract owners’ equity at end of period	$570,770	932,656	11,610,697	8,997,210	2,770,897	1,223,989	4,749,279	2,285,512

CHANGE IN UNITS:
Beginning units	313,961	717,148	402,682	311,510	44,212	115,966	59,088	42,637
Units purchased	4,151,663	7,843,735	1,243,717	836,898	385,293	267,675	261,399	340,500
Units redeemed	(4,205,617)	(8,246,922)	(1,202,463)	(745,726)	(345,156)	(339,429)	(237,517)	(324,049)

Ending units	260,007	313,961	443,936	402,682	84,349	44,212	82,970	59,088

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSCV		PROSEM		PROSIN		PROSMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$565	-	105	1,457	433	724	711	93
Realized gain (loss) on investments	(326,227)	(243,594)	(188,797)	(99,053)	(86,720)	(81,904)	(56,298)	(26,128)
Change in unrealized gain (loss) on investments	87,790	649,547	25,706	(16,443)	(2,638)	(7,126)	5,462	(6,804)
Reinvested capital gains	261,332	-	-	24,002	-	3,536	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,460	405,953	(162,986)	(90,037)	(88,925)	(84,770)	(50,125)	(32,839)

Equity transactions:
Purchase payments received from contract owners (note 4)	266,189	16,219	5,005	1,534	1,514	4,786	11,703	-
Transfers between funds	179,696	585,150	19,144	(599,827)	196,229	(1,179,967)	(48,403)	(99,111)
Redemptions (notes 2, 3, and 4)	(522,556)	(100,125)	(53,851)	(12,001)	(34,571)	(24,090)	(5,508)	(2,076)
Adjustments to maintain reserves	121	(1)	1,824	(1)	1	-	3,868	(2)

Net equity transactions	(76,550)	501,243	(27,878)	(610,295)	163,173	(1,199,271)	(38,340)	(101,189)

Net change in contract owners’ equity	(53,090)	907,196	(190,864)	(700,332)	74,248	(1,284,041)	(88,465)	(134,028)
Contract owners’ equity at beginning of period	3,378,707	2,471,511	218,610	918,942	116,698	1,400,739	103,416	237,444

Contract owners’ equity at end of period	$3,325,617	3,378,707	27,746	218,610	190,946	116,698	14,951	103,416

CHANGE IN UNITS:
Beginning units	146,032	130,954	37,752	134,331	21,067	256,873	18,706	62,451
Units purchased	400,925	730,119	1,854,986	400,885	1,018,973	452,146	744,806	300,334
Units redeemed	(404,936)	(715,041)	(1,885,224)	(497,464)	(989,221)	(687,952)	(758,808)	(344,079)

Ending units	142,021	146,032	7,514	37,752	50,819	21,067	4,704	18,706

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROSN		PROSSC		PROTEC		PROTEL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$732	64	2,586	269	-	-	11,328	14,963
Realized gain (loss) on investments	1,231,672	151,022	(220,489)	(66,207)	843,270	283,448	(17,122)	(34,778)
Change in unrealized gain (loss) on investments	13,860	(29,675)	(6,665)	(25,234)	289,692	609,590	14,792	35,978
Reinvested capital gains	-	-	-	23,935	664,769	65,805	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,246,264	121,411	(224,568)	(67,237)	1,797,731	958,843	8,998	16,163

Equity transactions:
Purchase payments received from contract owners (note 4)	9,680	19	(6,546)	406	298,490	21,698	84,548	2,821
Transfers between funds	(1,090,112)	(93,038)	181,140	349,262	202,827	894,338	68,057	266,161
Redemptions (notes 2, 3, and 4)	(77,400)	(1,065)	(18,002)	(5,998)	(229,531)	(308,696)	(11,750)	(79,243)
Adjustments to maintain reserves	(8,957)	-	7,976	(1)	(326)	(1)	21	(1)

Net equity transactions	(1,166,789)	(94,084)	164,568	343,669	271,460	607,339	140,876	189,738

Net change in contract owners’ equity	79,475	27,327	(60,000)	276,432	2,069,191	1,566,182	149,874	205,901
Contract owners’ equity at beginning of period	296,955	269,628	390,836	114,404	4,364,472	2,798,290	518,836	312,935

Contract owners’ equity at end of period	$376,430	296,955	330,836	390,836	6,433,663	4,364,472	668,710	518,836

CHANGE IN UNITS:
Beginning units	136,170	133,234	136,903	40,049	118,086	106,850	31,231	21,619
Units purchased	271,636,272	41,398,222	2,982,198	1,738,548	1,274,040	472,944	133,705	173,577
Units redeemed	(271,331,246)	(41,395,286)	(2,908,457)	(1,641,694)	(1,268,809)	(461,708)	(125,913)	(163,965)

Ending units	441,196	136,170	210,644	136,903	123,317	118,086	39,023	31,231

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROUB		PROUMC		PROUN		PROUSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,570	7,929	1,950	-	-	-	1,129	-
Realized gain (loss) on investments	(1,504,001)	588,973	(149,250)	(19,801)	4,766,164	2,467,377	117,304	1,175,590
Change in unrealized gain (loss) on investments	226,182	294,156	(34,966)	450,045	131,791	624,622	314,310	47,430
Reinvested capital gains	1,727,658	-	172,622	-	3,398,566	-	133,983	-

Net increase (decrease) in contract owners’ equity resulting from operations	469,409	891,058	(9,644)	430,244	8,296,521	3,091,999	566,726	1,223,020

Equity transactions:
Purchase payments received from contract owners (note 4)	173,165	121,408	4,336	7,368	39,983	22,455	5,113	7,321
Transfers between funds	(145,201)	183,611	(246,883)	(297,523)	158,369	7,670,998	948,557	(822,651)
Redemptions (notes 2, 3, and 4)	(143,654)	(259,532)	(153,503)	(139,808)	(536,633)	(451,569)	(163,929)	(134,694)
Adjustments to maintain reserves	14,511	1	(122)	1	40,046	(3)	(347)	(1)

Net equity transactions	(101,179)	45,488	(396,172)	(429,962)	(298,235)	7,241,881	789,394	(950,025)

Net change in contract owners’ equity	368,230	936,546	(405,816)	282	7,998,286	10,333,880	1,356,120	272,995
Contract owners’ equity at beginning of period	3,269,493	2,332,947	1,507,502	1,507,220	13,351,591	3,017,711	1,270,201	997,206

Contract owners’ equity at end of period	$3,637,723	3,269,493	1,101,686	1,507,502	21,349,877	13,351,591	2,626,321	1,270,201

CHANGE IN UNITS:
Beginning units	53,739	61,423	32,505	48,030	109,668	69,584	32,954	38,112
Units purchased	339,235	412,402	268,549	132,960	3,283,130	2,897,672	401,974	3,816,728
Units redeemed	(342,755)	(420,086)	(278,478)	(148,485)	(3,281,474)	(2,857,588)	(376,437)	(3,821,886)

Ending units	50,219	53,739	22,576	32,505	111,324	109,668	58,491	32,954

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PROUSN		PROUTL		PVAGIB		PVAR5B
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,651	1,088	51,327	59,221	211,432	44,513	-	-
Realized gain (loss) on investments	3,489,732	734,022	(1,286,958)	144,940	(68,954)	10,870	(74,526)	(20,613)
Change in unrealized gain (loss) on investments	139,991	(148,024)	(101,051)	337,397	(201,741)	256,144	(122,215)	154,427
Reinvested capital gains	-	-	716,318	222,357	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,635,374	587,086	(620,364)	763,915	(59,263)	311,527	(196,741)	133,814

Equity transactions:
Purchase payments received from contract owners (note 4)	80,205	9,577	50,777	167,579	5,709	24,541	146,345	2,650
Transfers between funds	(4,406,243)	48,113	(1,752,546)	1,558,846	(2,648,838)	2,255,916	627,877	157,935
Redemptions (notes 2, 3, and 4)	(13,042)	(15,524)	(220,934)	(305,991)	(165,378)	(180,784)	(119,777)	(194,305)
Adjustments to maintain reserves	(69,674)	(2,739)	278	(1)	204	2	-	(1)

Net equity transactions	(4,408,754)	39,427	(1,922,425)	1,420,433	(2,808,303)	2,099,675	654,445	(33,721)

Net change in contract owners’ equity	(773,380)	626,513	(2,542,789)	2,184,348	(2,867,566)	2,411,202	457,704	100,093
Contract owners’ equity at beginning of period	880,732	254,219	5,519,242	3,334,894	4,423,499	2,012,297	2,514,450	2,414,357

Contract owners’ equity at end of period	$107,352	880,732	2,976,453	5,519,242	1,555,933	4,423,499	2,972,154	2,514,450

CHANGE IN UNITS:
Beginning units	461,559	482,783	208,313	154,215	350,778	180,826	222,878	225,511
Units purchased	2,373,471,798	374,073,784	535,352	592,516	165,822	243,863	137,452	79,403
Units redeemed	(2,372,711,647)	(374,095,008)	(627,703)	(538,418)	(391,531)	(73,911)	(69,755)	(82,036)

Ending units	1,221,710	461,559	115,962	208,313	125,069	350,778	290,575	222,878

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVDIB		PVEIB		PVHYB		PVIB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$399,990	194,072	186,793	200,541	101,184	280,080	590,396	375,964
Realized gain (loss) on investments	(374,077)	(6,358)	(919,445)	86,338	1,171,472	78,170	702,180	336,342
Change in unrealized gain (loss) on investments	(73,081)	502,474	879,931	1,591,671	190,002	302,936	(804,605)	830,692
Reinvested capital gains	-	-	752,099	857,028	-	-	109,569	82,733

Net increase (decrease) in contract owners’ equity resulting from operations	(47,168)	690,188	899,378	2,735,578	1,462,658	661,186	597,540	1,625,731

Equity transactions:
Purchase payments received from contract owners (note 4)	21,856	155,766	281,740	295,824	21,304	85,803	454,252	98,659
Transfers between funds	(3,524,922)	2,932,661	2,971,770	743,284	743,728	8,373,368	(3,808,620)	8,307,581
Redemptions (notes 2, 3, and 4)	(327,625)	(470,161)	(2,404,495)	(755,722)	(170,852)	(958,461)	(921,050)	(1,170,151)
Adjustments to maintain reserves	(173)	7	88	(1)	4	2	9,929	9

Net equity transactions	(3,830,864)	2,618,273	849,103	283,385	594,184	7,500,712	(4,265,489)	7,236,098

Net change in contract owners’ equity	(3,878,032)	3,308,461	1,748,481	3,018,963	2,056,842	8,161,898	(3,667,949)	8,861,829
Contract owners’ equity at beginning of period	9,110,071	5,801,610	12,430,216	9,411,253	10,081,445	1,919,547	17,298,302	8,436,473

Contract owners’ equity at end of period	$5,232,039	9,110,071	14,178,697	12,430,216	12,138,287	10,081,445	13,630,353	17,298,302

CHANGE IN UNITS:
Beginning units	642,303	455,559	419,075	412,970	599,421	130,562	1,149,753	627,580
Units purchased	369,695	537,963	384,035	103,670	2,794,908	1,974,457	1,268,666	1,043,945
Units redeemed	(639,427)	(351,219)	(340,631)	(97,565)	(2,708,324)	(1,505,598)	(1,560,307)	(521,772)

Ending units	372,571	642,303	462,479	419,075	686,005	599,421	858,112	1,149,753

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVIGIB		PVNOB		RWMVI		RWMVN
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	528,709	264,885	117,683	56,165
Realized gain (loss) on investments	4,539	-	5,785	-	126,649	(219,832)	(100,888)	(868,134)
Change in unrealized gain (loss) on investments	60,492	-	174,411	-	435,862	811,624	293,211	1,396,855
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,031	-	180,196	-	1,091,220	856,677	310,006	584,886

Equity transactions:
Purchase payments received from contract owners (note 4)	78,504	-	113,284	-	191,279	6,953	95,993	182,851
Transfers between funds	331,880	-	808,258	-	1,426,419	8,610,796	(1,145,643)	(4,056,275)
Redemptions (notes 2, 3, and 4)	(32,655)	-	(22,863)	-	(4,244,180)	(1,827,723)	(655,480)	(1,326,540)
Adjustments to maintain reserves	(5)	-	(3)	-	(4)	9	(10)	(5)

Net equity transactions	377,724	-	898,676	-	(2,626,486)	6,790,035	(1,705,140)	(5,199,969)

Net change in contract owners’ equity	442,755	-	1,078,872	-	(1,535,266)	7,646,712	(1,395,134)	(4,615,083)
Contract owners’ equity at beginning of period	-	-	-	-	13,948,906	6,302,194	4,506,009	9,121,092

Contract owners’ equity at end of period	$442,755	-	1,078,872	-	12,413,640	13,948,906	3,110,875	4,506,009

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,138,008	561,583	381,651	839,500
Units purchased	36,385	-	79,420	-	434,144	1,035,937	23,706	110,897
Units redeemed	(3,880)	-	(2,589)	-	(658,045)	(459,512)	(166,386)	(568,746)

Ending units	32,505	-	76,831	-	914,107	1,138,008	238,971	381,651

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCMC		ROCSC		RLVGRE		RLVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(260)	(262)	68,812	54,199	5,423	21,498	1,357	3,066
Realized gain (loss) on investments	(190,896)	(311,463)	(501,065)	3,083	(825)	5,394	144	100
Change in unrealized gain (loss) on investments	961,759	488,679	(289,739)	322,050	(25,863)	61,848	4,671	17,373
Reinvested capital gains	55,103	340,773	125,758	979,090	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	825,706	517,727	(596,234)	1,358,422	(21,265)	88,740	6,172	20,539

Equity transactions:
Purchase payments received from contract owners (note 4)	34,987	12,047	68,506	133,064	237	-	-	-
Transfers between funds	(259,311)	1,509,041	531,975	(194,364)	-	(87,331)	-	-
Redemptions (notes 2, 3, and 4)	(99,249)	(237,768)	(281,467)	(373,001)	(13,610)	(684)	(1,470)	(1,792)
Adjustments to maintain reserves	11	-	(26)	(1)	(3)	-	(4)	(1)

Net equity transactions	(323,562)	1,283,320	318,988	(434,302)	(13,376)	(88,015)	(1,474)	(1,793)

Net change in contract owners’ equity	502,144	1,801,047	(277,246)	924,120	(34,641)	725	4,698	18,746
Contract owners’ equity at beginning of period	4,672,791	2,871,744	8,422,047	7,497,927	422,743	422,018	123,736	104,990

Contract owners’ equity at end of period	$5,174,935	4,672,791	8,144,801	8,422,047	388,102	422,743	128,434	123,736

CHANGE IN UNITS:
Beginning units	206,213	152,989	305,906	321,600	24,432	29,668	8,690	8,827
Units purchased	65,431	139,772	103,355	53,545	554	-	-	-
Units redeemed	(86,964)	(86,548)	(88,990)	(69,239)	(1,332)	(5,236)	(106)	(137)

Ending units	184,680	206,213	320,271	305,906	23,654	24,432	8,584	8,690

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLVLBS		RLVLEG		RLVLMS		RLVSB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,940	8,061	5,027	589	6,927	4,243	4,672	6,998
Realized gain (loss) on investments	(325)	(102)	(40)	28	(4,513)	(83)	947	3
Change in unrealized gain (loss) on investments	27,982	59,459	9,678	29,837	14,883	28,178	7,063	11,711
Reinvested capital gains	7,465	9,344	7,180	14,512	-	8,114	8,442	3,365

Net increase (decrease) in contract owners’ equity resulting from operations	41,062	76,762	21,845	44,966	17,297	40,452	21,124	22,077

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	(35)	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(2,836)	(1,481)	(1,700)	(2,132)	(76,239)	(1,180)	(19,389)	(540)
Adjustments to maintain reserves	4	(1)	(10)	-	(4)	-	(4)	(2)

Net equity transactions	(2,832)	(1,482)	(1,710)	(2,132)	(76,243)	(1,180)	(19,428)	(542)

Net change in contract owners’ equity	38,230	75,280	20,135	42,834	(58,946)	39,272	1,696	21,535
Contract owners’ equity at beginning of period	542,512	467,232	267,418	224,584	362,328	323,056	261,962	240,427

Contract owners’ equity at end of period	$580,742	542,512	287,553	267,418	303,382	362,328	263,658	261,962

CHANGE IN UNITS:
Beginning units	34,488	34,588	15,941	16,077	24,606	24,691	19,647	19,689
Units purchased	2	4	-	-	5,184	-	1,401	-
Units redeemed	(196)	(104)	(107)	(136)	(10,426)	(85)	(2,812)	(42)

Ending units	34,294	34,488	15,834	15,941	19,364	24,606	18,236	19,647

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLVUSC		RLVUSE		TRBCG2		TREI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12	132	805	1,739	-	-	322,432	352,481
Realized gain (loss) on investments	-	(32)	-	(253)	9,067,555	4,444,044	(1,442,468)	(127,271)
Change in unrealized gain (loss) on investments	2,586	4,175	39,746	30,670	13,968,784	11,444,386	747,146	2,385,379
Reinvested capital gains	536	367	1,572	9,023	3,308,489	2,092,928	370,983	1,141,440

Net increase (decrease) in contract owners’ equity resulting from operations	3,134	4,642	42,123	41,179	26,344,828	17,981,358	(1,907)	3,752,029

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	2,303,314	1,723,068	519,397	251,584
Transfers between funds	-	-	-	-	2,721,092	8,751,321	(1,598,863)	2,269,808
Redemptions (notes 2, 3, and 4)	-	(167)	-	(1,148)	(9,771,699)	(4,386,492)	(822,177)	(777,633)
Adjustments to maintain reserves	(2)	(1)	12	-	11,177	1	25	(1)

Net equity transactions	(2)	(168)	12	(1,148)	(4,736,116)	6,087,898	(1,901,618)	1,743,758

Net change in contract owners’ equity	3,132	4,474	42,135	40,031	21,608,712	24,069,256	(1,903,525)	5,495,787
Contract owners’ equity at beginning of period	24,678	20,204	176,708	136,677	80,134,743	56,065,487	18,912,735	13,416,948

Contract owners’ equity at end of period	$27,810	24,678	218,843	176,708	101,743,455	80,134,743	17,009,210	18,912,735

CHANGE IN UNITS:
Beginning units	1,253	1,263	7,133	7,186	2,029,600	1,836,288	775,440	693,842
Units purchased	-	-	-	-	1,138,325	898,134	226,273	285,059
Units redeemed	-	(10)	-	(53)	(1,209,720)	(704,822)	(306,357)	(203,461)

Ending units	1,253	1,253	7,133	7,133	1,958,205	2,029,600	695,356	775,440

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRHS2		TRLT2		TAVV		TPVCGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	259,146	272,001	14,703	5,045	14,462	11,745
Realized gain (loss) on investments	2,361,223	320,785	274,789	68,269	(414,855)	(41,325)	(18,368)	20,401
Change in unrealized gain (loss) on investments	3,813,073	4,086,030	132,759	138,014	111,653	209,052	65,877	93,602
Reinvested capital gains	2,012,671	1,161,331	-	-	3,971	-	72,660	41,755

Net increase (decrease) in contract owners’ equity resulting from operations	8,186,967	5,568,146	666,694	478,284	(284,528)	172,772	134,631	167,503

Equity transactions:
Purchase payments received from contract owners (note 4)	1,346,633	498,489	504,675	998,024	5,572	15,480	3,891	7,067
Transfers between funds	2,012,582	1,625,909	387,838	1,022,771	(654,936)	(105,154)	616,626	494,144
Redemptions (notes 2, 3, and 4)	(2,161,604)	(1,156,467)	(2,357,597)	(1,188,599)	(133,838)	(105,764)	(45,685)	(153,375)
Adjustments to maintain reserves	(2,119)	(2)	(16)	(7)	(312)	(1)	7	2

Net equity transactions	1,195,492	967,929	(1,465,100)	832,189	(783,514)	(195,439)	574,839	347,838

Net change in contract owners’ equity	9,382,459	6,536,075	(798,406)	1,310,473	(1,068,042)	(22,667)	709,470	515,341
Contract owners’ equity at beginning of period	26,633,436	20,097,361	15,732,982	14,422,509	1,700,892	1,723,559	1,407,934	892,593

Contract owners’ equity at end of period	$36,015,895	26,633,436	14,934,576	15,732,982	632,850	1,700,892	2,117,404	1,407,934

CHANGE IN UNITS:
Beginning units	461,451	421,861	1,224,775	1,171,642	105,334	119,984	92,949	68,167
Units purchased	423,636	355,891	1,217,579	793,824	31,041	22,294	98,709	172,714
Units redeemed	(399,192)	(316,301)	(1,324,872)	(740,691)	(96,222)	(36,944)	(62,510)	(147,932)

Ending units	485,895	461,451	1,117,482	1,224,775	40,153	105,334	129,148	92,949

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TPVSGP		VVGGS		VWBF		VWEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,736	9,020	298,167	-	95,131	4,030	638,752	123,032
Realized gain (loss) on investments	44,624	27,907	2,722,498	857,322	(23,156)	6,517	(314,461)	(614,299)
Change in unrealized gain (loss) on investments	(19,009)	173,081	(664,139)	696,653	5,308	133,523	3,009,863	6,834,618
Reinvested capital gains	52,832	12,183	-	-	-	-	960,077	612,003

Net increase (decrease) in contract owners’ equity resulting from operations	84,183	222,191	2,356,526	1,553,975	77,283	144,070	4,294,231	6,955,354

Equity transactions:
Purchase payments received from contract owners (note 4)	3,491	383	732,885	143,906	2,110	50,060	301,019	727,633
Transfers between funds	(13,577)	111,241	2,934,888	1,196,749	(21,250)	678,580	2,676,953	2,710,704
Redemptions (notes 2, 3, and 4)	(78,608)	(254,948)	(1,166,140)	(183,481)	(57,921)	(53,457)	(1,469,430)	(1,145,938)
Adjustments to maintain reserves	5	-	(2,314)	(1)	16	(1)	(6,729)	2

Net equity transactions	(88,689)	(143,324)	2,499,319	1,157,173	(77,045)	675,182	1,501,813	2,292,401

Net change in contract owners’ equity	(4,506)	78,867	4,855,845	2,711,148	238	819,252	5,796,044	9,247,755
Contract owners’ equity at beginning of period	1,277,202	1,198,335	5,952,604	3,241,456	1,898,955	1,079,703	32,016,501	22,768,746

Contract owners’ equity at end of period	$1,272,696	1,277,202	10,808,449	5,952,604	1,899,193	1,898,955	37,812,545	32,016,501

CHANGE IN UNITS:
Beginning units	78,573	88,304	564,261	426,045	123,414	78,830	988,120	913,250
Units purchased	31,621	14,980	1,707,754	1,078,544	168,808	127,256	985,104	703,990
Units redeemed	(37,795)	(24,711)	(1,534,816)	(940,328)	(178,985)	(82,672)	(950,067)	(629,120)

Ending units	72,399	78,573	737,199	564,261	113,237	123,414	1,023,157	988,120

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		VVB		VVCA		VVCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$22,978	(7)	3,032,855	2,642,640	196,794	(4,580)	537,234	341,478
Realized gain (loss) on investments	(471,817)	(478,260)	320,920	832,565	212,924	1,212	2,946,951	2,817,828
Change in unrealized gain (loss) on investments	1,476,024	766,478	7,050,781	13,377,946	1,325,886	154,059	2,785,093	5,755,389
Reinvested capital gains	-	-	4,146,175	5,910,220	151,212	-	1,420,366	1,132,581

Net increase (decrease) in contract owners’ equity resulting from operations	1,027,185	288,211	14,550,731	22,763,371	1,886,816	150,691	7,689,644	10,047,276

Equity transactions:
Purchase payments received from contract owners (note 4)	718,450	95,981	4,387,310	2,636,523	4,522,929	617,919	810,992	1,796,543
Transfers between funds	1,505,896	270,580	10,542,465	26,237,195	10,799,251	4,627,898	(4,593,219)	9,587,703
Redemptions (notes 2, 3, and 4)	(167,387)	(105,316)	(5,792,722)	(8,155,428)	(649,023)	(35,922)	(4,701,212)	(3,388,131)
Adjustments to maintain reserves	(6)	-	13	(23)	(240)	(1)	2,767	(37)

Net equity transactions	2,056,953	261,245	9,137,066	20,718,267	14,672,917	5,209,894	(8,480,672)	7,996,078

Net change in contract owners’ equity	3,084,138	549,456	23,687,797	43,481,638	16,559,733	5,360,585	(791,028)	18,043,354
Contract owners’ equity at beginning of period	2,979,977	2,430,521	137,899,097	94,417,459	5,360,585	-	51,653,319	33,609,965

Contract owners’ equity at end of period	$6,064,115	2,979,977	161,586,894	137,899,097	21,920,318	5,360,585	50,862,291	51,653,319

CHANGE IN UNITS:
Beginning units	176,123	160,259	7,792,440	6,482,982	501,077	-	2,222,063	1,783,793
Units purchased	253,018	132,565	2,705,148	2,928,030	1,822,672	531,461	1,540,120	1,424,840
Units redeemed	(120,519)	(116,701)	(2,204,762)	(1,618,572)	(483,262)	(30,384)	(1,872,198)	(986,570)

Ending units	308,622	176,123	8,292,826	7,792,440	1,840,487	501,077	1,889,985	2,222,063

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVDV		VVEI		VVEIX		VVG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$392,629	396,279	3,405,272	2,508,750	3,402,175	3,092,581	(1,866)	40,575
Realized gain (loss) on investments	(1,995,953)	(343,947)	(2,720,265)	669,654	8,722,841	6,539,250	4,235,202	1,506,926
Change in unrealized gain (loss) on investments	620,716	2,832,126	(425,837)	15,561,013	29,199,791	39,715,748	25,875,142	7,749,050
Reinvested capital gains	2,886,890	881,955	4,655,686	6,730,220	4,886,625	4,841,922	3,825,335	5,539,429

Net increase (decrease) in contract owners’ equity resulting from operations	1,904,282	3,766,413	4,914,856	25,469,637	46,211,432	54,189,501	33,933,813	14,835,980

Equity transactions:
Purchase payments received from contract owners (note 4)	496,314	1,138,328	3,794,596	2,551,041	6,323,048	8,965,589	4,437,492	2,825,335
Transfers between funds	2,749,533	1,626,457	8,443,434	27,755,932	19,120,595	35,791,003	14,649,674	13,700,414
Redemptions (notes 2, 3, and 4)	(1,037,802)	(918,480)	(7,407,994)	(5,900,980)	(11,660,227)	(10,379,765)	(4,471,075)	(3,205,737)
Adjustments to maintain reserves	1,403	(5)	(1,216)	(47)	2,528	(45)	1,650	(17)

Net equity transactions	2,209,448	1,846,300	4,828,820	24,405,946	13,785,944	34,376,782	14,617,741	13,319,995

Net change in contract owners’ equity	4,113,730	5,612,713	9,743,676	49,875,583	59,997,376	88,566,283	48,551,554	28,155,975
Contract owners’ equity at beginning of period	19,713,142	14,100,429	145,496,308	95,620,725	250,431,303	161,865,020	69,099,359	40,943,384

Contract owners’ equity at end of period	$23,826,872	19,713,142	155,239,984	145,496,308	310,428,679	250,431,303	117,650,913	69,099,359

CHANGE IN UNITS:
Beginning units	1,228,782	1,074,494	6,935,499	5,391,126	12,414,706	10,369,630	3,096,175	2,387,310
Units purchased	695,846	736,429	2,764,295	2,933,892	5,487,547	5,105,408	2,343,241	1,495,148
Units redeemed	(619,471)	(582,141)	(2,274,820)	(1,389,519)	(4,845,385)	(3,060,332)	(1,704,751)	(786,283)

Ending units	1,305,157	1,228,782	7,424,974	6,935,499	13,056,868	12,414,706	3,734,665	3,096,175

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVGBI		VVHGB		VVHYB		VVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$137,887	(11,349)	7,785,376	6,034,214	2,418,434	2,556,612	1,606,205	1,549,785
Realized gain (loss) on investments	299,362	1,891	3,069,942	(459,964)	(1,428,759)	(148,820)	13,119,578	4,731,290
Change in unrealized gain (loss) on investments	239,752	135,113	14,855,355	16,976,266	1,244,174	3,933,302	59,786,240	25,727,263
Reinvested capital gains	44,411	-	-	-	-	-	3,768,829	4,190,115

Net increase (decrease) in contract owners’ equity resulting from operations	721,412	125,655	25,710,673	22,550,516	2,233,849	6,341,094	78,280,852	36,198,453

Equity transactions:
Purchase payments received from contract owners (note 4)	1,144,528	260,211	15,840,872	9,814,053	1,842,315	1,337,229	3,223,322	4,642,667
Transfers between funds	3,376,588	9,523,162	87,642,504	83,998,937	10,393,144	11,821,601	(12,332,655)	10,708,178
Redemptions (notes 2, 3, and 4)	(764,745)	(83,024)	(18,848,671)	(20,060,567)	(3,655,735)	(2,618,097)	(9,506,970)	(7,540,954)
Adjustments to maintain reserves	883	3	4,463	(25)	13	5	2,600	(118)

Net equity transactions	3,757,254	9,700,352	84,639,168	73,752,398	8,579,737	10,540,738	(18,613,703)	7,809,773

Net change in contract owners’ equity	4,478,666	9,826,007	110,349,841	96,302,914	10,813,586	16,881,832	59,667,149	44,008,226
Contract owners’ equity at beginning of period	9,826,007	-	340,426,293	244,123,379	55,113,727	38,231,895	159,379,553	115,371,327

Contract owners’ equity at end of period	$14,304,673	9,826,007	450,776,134	340,426,293	65,927,313	55,113,727	219,046,702	159,379,553

CHANGE IN UNITS:
Beginning units	936,153	-	27,245,937	21,040,946	3,822,670	3,021,395	10,030,048	9,477,725
Units purchased	949,114	961,919	17,230,287	13,777,655	3,782,810	2,575,836	2,845,998	3,453,154
Units redeemed	(602,961)	(25,766)	(10,612,088)	(7,572,664)	(3,215,609)	(1,774,561)	(4,085,856)	(2,900,831)

Ending units	1,282,306	936,153	33,864,136	27,245,937	4,389,871	3,822,670	8,790,190	10,030,048

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVMA		VVMCI		VVREI		VVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$99,543	(3,793)	1,243,375	973,711	1,984,386	2,038,901	129,600	97,016
Realized gain (loss) on investments	30,659	44,066	231,461	286,878	(3,933,265)	(927,334)	(1,938,359)	(416,622)
Change in unrealized gain (loss) on investments	1,323,782	105,367	13,039,015	14,767,803	(6,890,275)	15,051,273	4,736,278	4,974,456
Reinvested capital gains	116,849	-	5,825,307	6,241,764	1,379,373	4,080,044	3,019,992	4,296,940

Net increase (decrease) in contract owners’ equity resulting from operations	1,570,833	145,640	20,339,158	22,270,156	(7,459,781)	20,242,884	5,947,511	8,951,790

Equity transactions:
Purchase payments received from contract owners (note 4)	1,447,009	70,206	3,936,349	3,974,517	3,017,856	1,762,949	239,600	571,582
Transfers between funds	7,244,518	3,222,122	13,160,964	18,112,347	(4,810,852)	14,786,546	(6,666,120)	(5,798,475)
Redemptions (notes 2, 3, and 4)	(150,498)	(151,736)	(5,919,847)	(4,183,719)	(5,592,521)	(5,278,073)	(1,166,660)	(1,858,149)
Adjustments to maintain reserves	(125)	-	(622)	(10)	313	-	384	(6)

Net equity transactions	8,540,904	3,140,592	11,176,844	17,903,135	(7,385,204)	11,271,422	(7,592,796)	(7,085,048)

Net change in contract owners’ equity	10,111,737	3,286,232	31,516,002	40,173,291	(14,844,985)	31,514,306	(1,645,285)	1,866,742
Contract owners’ equity at beginning of period	3,286,232	-	107,770,904	67,597,613	99,362,997	67,848,691	36,751,584	34,884,842

Contract owners’ equity at end of period	$13,397,969	3,286,232	139,286,906	107,770,904	84,518,012	99,362,997	35,106,299	36,751,584

CHANGE IN UNITS:
Beginning units	304,568	-	5,619,115	4,473,476	4,896,893	4,174,392	1,920,637	2,332,938
Units purchased	915,253	538,946	2,637,605	2,210,348	1,747,885	2,022,956	119,332	385,263
Units redeemed	(124,382)	(234,378)	(1,958,600)	(1,064,709)	(2,176,983)	(1,300,455)	(556,315)	(797,564)

Ending units	1,095,439	304,568	6,298,120	5,619,115	4,467,795	4,896,893	1,483,654	1,920,637

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVSTC		VVTISI		VVTSM		VRVDIA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,448,352	5,011,140	475,956	(23,868)	3,260,409	2,531,475	-	11,228
Realized gain (loss) on investments	1,505,963	151,629	(21,227)	1,236	10,965,165	4,350,259	(49,522)	(714)
Change in unrealized gain (loss) on investments	6,006,933	6,454,857	6,266,799	1,542,052	32,265,275	41,518,533	287,344	196,879
Reinvested capital gains	-	-	167,531	-	7,724,087	5,568,661	18,899	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,961,248	11,617,626	6,889,059	1,519,420	54,214,936	53,968,928	256,721	207,393

Equity transactions:
Purchase payments received from contract owners (note 4)	6,111,513	7,771,326	4,702,707	809,273	12,255,794	6,233,123	106,085	-
Transfers between funds	43,794,053	40,914,645	23,190,736	19,182,043	14,202,540	44,030,976	(134,961)	186,926
Redemptions (notes 2, 3, and 4)	(19,343,049)	(10,614,089)	(1,725,096)	(348,714)	(13,618,155)	(11,197,154)	(105,821)	(39,779)
Adjustments to maintain reserves	(677)	70	(1,167)	(2)	(20)	(16)	(3)	2

Net equity transactions	30,561,840	38,071,952	26,167,180	19,642,600	12,840,159	39,066,929	(134,700)	147,149

Net change in contract owners’ equity	44,523,088	49,689,578	33,056,239	21,162,020	67,055,095	93,035,857	122,021	354,542
Contract owners’ equity at beginning of period	252,732,371	203,042,793	21,162,020	-	257,572,530	164,536,673	1,450,022	1,095,480

Contract owners’ equity at end of period	$297,255,459	252,732,371	54,218,259	21,162,020	324,627,625	257,572,530	1,572,043	1,450,022

CHANGE IN UNITS:
Beginning units	21,445,245	18,027,207	1,967,446	-	12,972,881	10,624,527	117,261	105,013
Units purchased	12,358,854	7,791,807	3,629,629	2,065,720	5,917,355	5,074,075	50,905	20,548
Units redeemed	(9,569,719)	(4,373,769)	(1,047,083)	(98,274)	(5,250,893)	(2,725,721)	(65,363)	(8,300)

Ending units	24,234,380	21,445,245	4,549,992	1,967,446	13,639,343	12,972,881	102,803	117,261

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VRVDRA		VRVNMA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$61,469	95,617	469,997	405,893	(2,224)	(1,903)	3,935	3,059
Realized gain (loss) on investments	(416,950)	(204,473)	(143,937)	(48,371)	172,574	231,970	(3,836)	27,577
Change in unrealized gain (loss) on investments	(13,512)	758,212	367,867	604,598	3,462,630	526,434	80,541	139,268
Reinvested capital gains	95,371	572,875	-	-	767,951	1,371,919	68,027	122,042

Net increase (decrease) in contract owners’ equity resulting from operations	(273,622)	1,222,231	693,927	962,120	4,400,931	2,128,420	148,667	291,946

Equity transactions:
Purchase payments received from contract owners (note 4)	135,381	88,044	147,981	270,212	128,077	77,193	23,510	3,681
Transfers between funds	(24,771)	487,311	3,377,421	1,660,160	(1,548,926)	3,825,476	(188,272)	(26,011)
Redemptions (notes 2, 3, and 4)	(163,360)	(411,347)	(495,640)	(869,582)	(396,018)	(568,813)	(37,134)	(210,658)
Adjustments to maintain reserves	951	-	77	8	(8)	(1)	(3)	(3)

Net equity transactions	(51,799)	164,008	3,029,839	1,060,798	(1,816,875)	3,333,855	(201,899)	(232,991)

Net change in contract owners’ equity	(325,421)	1,386,239	3,723,766	2,022,918	2,584,056	5,462,275	(53,232)	58,955
Contract owners’ equity at beginning of period	5,970,362	4,584,123	11,131,367	9,108,449	10,058,385	4,596,110	1,040,634	981,679

Contract owners’ equity at end of period	$5,644,941	5,970,362	14,855,133	11,131,367	12,642,441	10,058,385	987,402	1,040,634

CHANGE IN UNITS:
Beginning units	264,051	255,859	747,259	676,032	187,589	121,519	27,544	34,158
Units purchased	92,459	122,833	647,003	257,189	138,472	471,459	5,759	2,925
Units redeemed	(101,976)	(114,641)	(458,052)	(185,962)	(178,001)	(405,389)	(10,485)	(9,539)

Ending units	254,534	264,051	936,210	747,259	148,060	187,589	22,818	27,544

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MGRFV		DVIV		CLVQF2		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	245,095	119,442	107,749	141,078	-	-	-
Realized gain (loss) on investments	561,357	358,728	(872,999)	49,608	(176,295)	(288,572)	-	-
Change in unrealized gain (loss) on investments	920,539	(352,886)	(488,364)	904,568	223,395	310,277	(528)	-
Reinvested capital gains	60,013	1,084,112	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541,909	1,335,049	(1,241,921)	1,061,925	188,178	21,705	(528)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	556,007	373,169	34,405	86,828	22,793	162,988	-	-
Transfers between funds	(1,767,057)	2,243,780	(3,956,482)	(1,054,136)	(6,472,151)	(985,826)	-	-
Redemptions (notes 2, 3, and 4)	(1,156,664)	(959,586)	(105,964)	(150,351)	(34,796)	(308,482)	-	-
Adjustments to maintain reserves	(3)	2	175	(3)	(9)	(3)	528	-

Net equity transactions	(2,367,717)	1,657,365	(4,027,866)	(1,117,662)	(6,484,163)	(1,131,323)	528	-

Net change in contract owners’ equity	(825,808)	2,992,414	(5,269,787)	(55,737)	(6,295,985)	(1,109,618)	-	-
Contract owners’ equity at beginning of period	24,392,867	21,400,453	5,269,787	5,325,524	6,295,985	7,405,603	-	-

Contract owners’ equity at end of period	$23,567,059	24,392,867	-	5,269,787	-	6,295,985	-	-

CHANGE IN UNITS:
Beginning units	1,830,046	1,704,247	330,538	405,224	754,341	891,271	-	-
Units purchased	1,402,206	599,113	30,268	67,917	53,906	235,755	-	-
Units redeemed	(1,585,403)	(473,314)	(360,806)	(142,603)	(808,247)	(372,685)	-	-

Ending units	1,646,849	1,830,046	-	330,538	-	754,341	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIVI		NVLCAP		NVLMP		PVAAAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$65,743	74,292	2,081	6,211	12,120	49,253	43,370	93,260
Realized gain (loss) on investments	(134,299)	(2,106)	(15,463)	(23,564)	(176,367)	137	(564,125)	(27,578)
Change in unrealized gain (loss) on investments	54,638	(43,341)	(3,077)	120,042	(33,402)	222,116	139,758	160,247
Reinvested capital gains	-	11,936	8,653	11,053	131,676	50,002	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,918)	40,781	(7,806)	113,742	(65,973)	321,508	(380,997)	225,929

Equity transactions:
Purchase payments received from contract owners (note 4)	285,000	60,660	212	23,862	211,944	727,972	62,696	27,320
Transfers between funds	(586,900)	80,679	(233,068)	(389,386)	(2,737,890)	350,147	(3,063,094)	87,682
Redemptions (notes 2, 3, and 4)	(50,181)	(582)	(146,527)	(49,752)	(309,934)	(23,748)	(20,813)	(191,277)
Adjustments to maintain reserves	6	1	-	1	556	-	(1)	(3)

Net equity transactions	(352,075)	140,758	(379,383)	(415,275)	(2,835,324)	1,054,371	(3,021,212)	(76,278)

Net change in contract owners’ equity	(365,993)	181,539	(387,189)	(301,533)	(2,901,297)	1,375,879	(3,402,209)	149,651
Contract owners’ equity at beginning of period	365,993	184,454	387,189	688,722	2,901,297	1,525,418	3,402,209	3,252,558

Contract owners’ equity at end of period	$-	365,993	-	387,189	-	2,901,297	-	3,402,209

CHANGE IN UNITS:
Beginning units	33,334	19,580	32,192	68,612	244,693	151,436	326,312	333,350
Units purchased	68,065	19,715	33,987	3,360	32,676	97,279	31,578	54,289
Units redeemed	(101,399)	(5,961)	(66,179)	(39,780)	(277,369)	(4,022)	(357,890)	(61,327)

Ending units	-	33,334	-	32,192	-	244,693	-	326,312

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVAAAI		SIVMS2		SIVMP2		SIVMG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,418	15,283	25,757	51,792	715	27,418	12,768	92,836
Realized gain (loss) on investments	(112,674)	(53)	(132,967)	23,394	(41,323)	64,729	14,713	832
Change in unrealized gain (loss) on investments	51,264	20,271	(11,751)	112,993	(78,029)	79,931	(194,701)	342,812
Reinvested capital gains	-	-	130,895	51,548	111,779	28,602	151,101	58,982

Net increase (decrease) in contract owners’ equity resulting from operations	(53,992)	35,501	11,934	239,727	(6,858)	200,680	(16,119)	495,462

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	77,928	-	-	59,305	(252)	118,935
Transfers between funds	(486,110)	-	(1,684,869)	(19,824)	(1,021,837)	186,286	(3,208,236)	85,425
Redemptions (notes 2, 3, and 4)	(100)	(240)	(63,391)	(419,239)	(24,890)	(438,623)	(33,321)	(42,675)
Adjustments to maintain reserves	-	(1)	(2)	-	-	-	347	-

Net equity transactions	(486,210)	(241)	(1,670,334)	(439,063)	(1,046,727)	(193,032)	(3,241,462)	161,685

Net change in contract owners’ equity	(540,202)	35,260	(1,658,400)	(199,336)	(1,053,585)	7,648	(3,257,581)	657,147
Contract owners’ equity at beginning of period	540,202	504,942	1,658,400	1,857,736	1,053,585	1,045,937	3,257,581	2,600,434

Contract owners’ equity at end of period	$-	540,202	-	1,658,400	-	1,053,585	-	3,257,581

CHANGE IN UNITS:
Beginning units	52,145	52,169	126,059	160,554	73,984	87,826	241,346	229,073
Units purchased	-	-	33,624	9,046	185	20,090	58,264	16,475
Units redeemed	(52,145)	(24)	(159,683)	(43,541)	(74,169)	(33,932)	(299,610)	(4,202)

Ending units	-	52,145	-	126,059	-	73,984	-	241,346

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SIVDS2		SIVCS2		SIVBS2		AMTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,567	21,433	23,007	39,355	23,280	52,036	-	67,579
Realized gain (loss) on investments	(80,144)	(1,668)	(49,532)	4,857	(430,780)	12,417	-	(494,514)
Change in unrealized gain (loss) on investments	(3,242)	35,916	(24,022)	71,851	(14,296)	62,752	-	96,138
Reinvested capital gains	-	2,856	46,413	17,547	504,067	12,809	-	724,950

Net increase (decrease) in contract owners’ equity resulting from operations	(77,819)	58,537	(4,134)	133,610	82,271	140,014	-	394,153

Equity transactions:
Purchase payments received from contract owners (note 4)	63,130	-	282,126	-	776,209	1,110,947	-	17,955
Transfers between funds	(1,059,966)	298,416	(1,680,556)	313,233	(2,383,491)	305,425	-	(2,243,533)
Redemptions (notes 2, 3, and 4)	(20,569)	(330,427)	(174,965)	(176,088)	(404,541)	(285,223)	-	(121,424)
Adjustments to maintain reserves	-	2	3	(2)	11	1	-	5

Net equity transactions	(1,017,405)	(32,009)	(1,573,392)	137,143	(2,011,812)	1,131,150	-	(2,346,997)

Net change in contract owners’ equity	(1,095,224)	26,528	(1,577,526)	270,753	(1,929,541)	1,271,164	-	(1,952,844)
Contract owners’ equity at beginning of period	1,095,224	1,068,696	1,577,526	1,306,773	1,929,541	658,377	-	1,952,844

Contract owners’ equity at end of period	$-	1,095,224	-	1,577,526	-	1,929,541	-	-

CHANGE IN UNITS:
Beginning units	97,716	101,198	130,684	118,552	145,051	57,936	-	86,074
Units purchased	338,908	33,654	63,768	49,124	75,655	117,229	-	149,899
Units redeemed	(436,624)	(37,136)	(194,452)	(36,992)	(220,706)	(30,114)	-	(235,973)

Ending units	-	97,716	-	130,684	-	145,051	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JGUBSV		LOIOVC		LOVCS		LZRUSE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	3,130	-	33,162	-	356	-	6
Realized gain (loss) on investments	-	(22,578)	-	(2,043,742)	-	(18,561)	-	6,686
Change in unrealized gain (loss) on investments	-	14,966	-	2,576,418	-	15,429	-	4,222
Reinvested capital gains	-	-	-	-	-	12,845	-	193

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,482)	-	565,838	-	10,069	-	11,107

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	38,056	-	-	-	-
Transfers between funds	-	(605,384)	-	(6,212,463)	-	(63,948)	-	(46,251)
Redemptions (notes 2, 3, and 4)	-	(8,442)	-	(148,124)	-	(31)	-	-
Adjustments to maintain reserves	-	-	-	1	-	-	-	(1)

Net equity transactions	-	(613,826)	-	(6,322,530)	-	(63,979)	-	(46,252)

Net change in contract owners’ equity	-	(618,308)	-	(5,756,692)	-	(53,910)	-	(35,145)
Contract owners’ equity at beginning of period	-	618,308	-	5,756,692	-	53,910	-	35,145

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	61,904	-	502,246	-	3,024	-	1,511
Units purchased	-	6	-	86,108	-	-	-	-
Units redeemed	-	(61,910)	-	(588,354)	-	(3,024)	-	(1,511)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGMAS		TTVMP2
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	11,702	-	52,520
Realized gain (loss) on investments	-	(20,749)	-	(553,114)
Change in unrealized gain (loss) on investments	-	48,323	-	1,710,144
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	39,276	-	1,209,550

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	254
Transfers between funds	-	(1,121,936)	-	(9,073,847)
Redemptions (notes 2, 3, and 4)	-	(50,359)	-	(52,011)
Adjustments to maintain reserves	-	-	-	1,615

Net equity transactions	-	(1,172,295)	-	(9,123,989)

Net change in contract owners’ equity	-	(1,133,019)	-	(7,914,439)
Contract owners’ equity at beginning of period	-	1,133,019	-	7,914,439

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	117,746	-	1,064,181
Units purchased	-	5,081	-	40,758
Units redeemed	-	(122,827)	-	(1,104,939)

Ending units	-	-	-	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ADVISORS PREFERRED TRUST
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
ALGER PORTFOLIOS
Alger Small Cap Growth (AASCO)
Alger Capital Appreciation Class I-2 (ALCAI2)
Alger Large Cap Growth Class I-2 (ALCGI2)
Alger Mid Cap Growth (ALMGI2)
ALLIANCE VAR PRODUCTS SERIES
AB International Growth Class B (ABIGB)
AB Small Cap Growth Class B (ABSCGB)
AB Global Thematic Growth Cl B (ABTGB)
AB Dynamic Asset Allocation Class B (ALVDAB)
AB Growth and Income Class A (ALVGIA)
AB International Value Class B (ALVIVB)
AB Small-Mid Cap Value - Class B (ALVSVB)
ALPS VARIABLE INVESTMENT TRUST
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
ALPS Balanced ETF Asset Allocation II (ABEAA2)
ALPS Conservative ETF Asset Allocation II (ACEAA2)
ALPS Growth ETF Asset Allocation II (AGEAA2)
ALPS Red Rocks Global Opportunity Cl III (ARLPE3)
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
AMERICAN CENTURY VARIABLE PORT
American Century VP Balanced - Class I (ACVB)
American Century VP International I (ACVI)
American Century VP Disciplined Core Value I (ACVIG)
American Century VP Inflation Protection Class II (ACVIP2)
American Century VP Large Company Value I (ACVLVI)
American Century VP Mid Cap Value I (ACVMV1)
American Century VP Ultra I (ACVU1)
American Century VP Value I (ACVV)
AMERICAN FUNDS INS SERIES
American Funds Asset Allocation Class 4 (AMVAA4)
American Funds Blue Chip Income and Growth 4 (AMVBC4)
American Funds Bond Class 4 (AMVBD4)
American Funds Capital Income Builder Class 4 (AMVCB4)
American Funds Capital World Bond Class 4 (AMVGB4)
American Funds Global Growth Class 4 (AMVGG4)
American Funds Growth-Income Class 4 (AMVGI4)
American Funds Growth Class 4 (AMVGR4)
American Funds Global Small Cap Class 4 (AMVGS4)
American Funds Global Growth and Income Class 4 (AMVGW4)
American Funds High-Income Bond Class 4 (AMVHI4)
American Funds International Class 4 (AMVI4)
American Funds International Growth and Income Class 4 (AMVIG4)
American Funds Mortgage Class 4 (AMVM4)
American Funds New World (AMVNW4)
American Funds US Government/AAA Rated Securities 4 (AMVUA4)
American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)
American Funds Mngd Rsk Growth Class P-2 (AVRGP2)
American Funds Mngd Rsk International P-2 (AVRIP2)
AMUNDI PIONEER ASSET MGMNT
Amundi Pioneer High Yield VCT Class II (PIHYB2)
Amundi Pioneer Bond VCT II (PIVB2)
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
Amundi Pioneer Fund VCT Class II (PIVF2)
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
BLACKROCK VAR SERIES TRST FNDS
BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
BlackRock High Yield V.I. Cl3 (BRVHY3)
BlackRock Total Return V.I. Cl3 (BRVTR3)
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
BNY MELLON FUNDS
BNY Mellon Stock Index (DSIF)
BNY Mellon Sustainable U.S. Equity (DSRG)
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
CALVERT VARIABLE SERIES
Calvert VP SRI Balanced Class F (CVSBF)
COLUMBIA VARIABLE PORTFOLIO
CVP Seligman Global Technology - Class 2 (CLVGT2)
CVP Select Large Cap Value (CLVLV1)
CVP Strategic Income 2 (CLVSI2)
CVP Select Small Cap Value (CLVSV1)
CREDIT SUISSE TRUST
Credit Suisse Trust Commodity Return Strategy (CSCRS)
DELAWARE VIP TRUST
Delaware VIP Small Cap Value - Service (DWVSVS)
DFA INVESTMENT DIMENSIONS
DFA VA Equity Allocation (DFVEA)
DFA VA Global Bond (DFVGB)
DFA VA Global Moderate Allocation (DFVGMI)
DFA VA International Small (DFVIS)
DFA VA International Value (DFVIV)
DFA VA Short-Term Fixed (DFVSTF)
DFA VA U.S. Large Value (DFVULV)
DFA VA U.S. Targeted Value (DFVUTV)
EATON VANCE VP
Eaton Vance VT Floating-Rate Income (ETVFR)
FEDERATED HERMES INSURANCE SERIES
Federated Hermes High Income Bond II (FHIB)
Federated Hermes Kaufmann II (FVK2S)
Federated Hermes Managed Volatility II (FVU2)
FIDELITY VIP
Fidelity VIP Balanced - Serv II (FB2)
Fidelity VIP Contrafund - Serv II (FC2)
Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
Fidelity VIP Equity-Income - Serv II (FEI2)
Fidelity VIP Growth - Serv II (FG2)
Fidelity VIP Growth & Income - Serv II (FGI2)
Fidelity VIP Growth Opportunities - Serv II (FGO2)
Fidelity VIP High Income - Serv II (FHI2)
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
Fidelity VIP Mid Cap - Serv II (FMC2)
Fidelity VIP Energy Service Class 2 (FNRS2)
Fidelity VIP Overseas - Serv II (FO2)
Fidelity VIP Real Estate - Serv II (FRESS2)
Fidelity VIP Value -Serv II (FV2)
Fidelity VIP FundsManager 20% Service 2 (FVF202)
Fidelity VIP FundsManager 50% Service 2 (FVF502)
Fidelity VIP FundsManager 60% Service 2 (FVF602)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity VIP FundsManager 70% Service 2 (FVF702)
Fidelity VIP Freedom Income Serv II (FVFI2)
Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)
Fidelity VIP Strategic Income - Serv II (FVSIS2)
Fidelity VIP Value Strategies - Serv II (FVSS2)
Fidelity VIP Target Volatility - Serv II (FVTV2)
FIRST EAGLE
First Eagle Overseas (FEOVF)
FRANKLIN TEMPLETON VIP TRUST
Franklin Templeton Global Bond II (FTVGI2)
Franklin Global Real Estate II (FTVGR2)
Franklin Income II (FTVIS2)
Franklin Mutual Shares II (FTVMS2)
Franklin Rising Dividends II (FTVRD2)
Franklin Strategic Income II (FTVSI2)
Franklin U.S. Government Securities II (FTVUG2)
GOLDMAN SACHS VAR INS TRUST
Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)
GUGGENHEIM VARIABLE TRUST
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
Guggenheim Rydex US Government Money Market (GVRUGM)
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
Guggenheim Rydex Biotechnology (RBF)
Guggenheim Rydex Banking (RBKF)
Guggenheim Rydex Basic Materials (RBMF)
Guggenheim Rydex Consumer Products (RCPF)
Guggenheim Rydex Electronics (RELF)
Guggenheim Rydex Energy (RENF)
Guggenheim Rydex Energy Services (RESF)
Guggenheim Rydex Financial Services (RFSF)
Guggenheim Rydex Health Care (RHCF)
Guggenheim Rydex High Yield Strategy (RHYS)
Guggenheim Rydex Internet (RINF)
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
Guggenheim Rydex Japan 2X Strategy (RLCJ)
Guggenheim Rydex Leisure (RLF)
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
Guggenheim Rydex Nova (RNF)
Guggenheim Rydex NASDAQ-100 (ROF)
Guggenheim Rydex Precious Metals (RPMF)
Guggenheim Rydex Real Estate (RREF)
Guggenheim Rydex Retailing (RRF)
Guggenheim Long Short Equity (RSRF)
Guggenheim Rydex Technology (RTEC)
Guggenheim Rydex Telecommunications (RTEL)
Guggenheim Rydex S&P 500 2X Strategy (RTF)
Guggenheim Rydex Transportation (RTRF)
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
Guggenheim Rydex Utilities (RUTL)
Guggenheim Multi-Hedge Strategies (RVARS)
Guggenheim Rydex Commodities Strategy (RVCMD)
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
Guggenheim Rydex Dow 2X Strategy (RVLDD)
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
Guggenheim Global Managed Futures Strategy (RVMFU)
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
Guggenheim Var Ser World Equity Income Ser D (SBLD)
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
Guggenheim Var Ser High Yield Ser P (SBLP)
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
INVESCO V. I.
Invesco V.I. Comstock I (ACC1)
Invesco V.I. Growth and Income I (ACGI)
Invesco V.I. Value Opportunities II (AVBV2)
Invesco V.I. Core Equity I (AVGI)
Invesco V.I. High Yield I (AVHY1)
Invesco V.I. International Growth I (AVIE)
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
Invesco V.I. Core Plus Bond I (IVCPBI)
Invesco V.I. Diversified Dividend I (IVDDI)
Invesco V.I. Government Money Market I (IVGMMI)
Invesco V.I. Government Securities I (IVGS1)
Invesco V.I. Health Care I (IVHS)
Invesco V.I. Equity and Income I (IVKEI1)
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
Invesco V.I. Global Real Estate I (IVRE)
Invesco V.I. Technology I (IVT)
Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)
IVY VIP
Ivy VIP Asset Strategy (WRASP)
Ivy VIP Corporate Bond (WRBDP)
Ivy VIP Balanced (WRBP)
Ivy VIP Global Equity Income (WRDIV)
Ivy VIP Energy (WRENG)
Ivy VIP Global Bond (WRGBP)
Ivy VIP Natural Resources (WRGNR)
Ivy VIP Growth (WRGP)*
Ivy VIP High Income (WRHIP)
Ivy VIP Limited-Term Bond (WRLTBP)
Ivy VIP Mid Cap Growth (WRMCG)
Ivy VIP Science and Technology (WRSTP)
Ivy VIP Value (WRVP)
JANUS ASPEN SERIES
Janus Henderson Balanced - Inst (JABIN)
Janus Henderson Enterprise - Inst (JAEI)
Janus Henderson Flexible Bond - Serv (JAFBS)
Janus Henderson Forty - Inst (JAFRIN)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Janus Henderson Global Research - Inst (JAGRIN)
Janus Global Technology and Innovation - Serv (JAGTS)
Janus Henderson Overseas - Inst (JAIG)
Janus Henderson Research - Inst (JARIN)
Janus Henderson US Low Volatility - Serv (JIULVV)
Janus Henderson Mid Cap Value - Inst (JMCVIN)
JOHN HANCOCK
JHancock Emerging Markets Value Trust NAV (JHEVTN)
JPMORGAN
JPMorgan Global Allocation Class 2 (JPIGA2)
JPMorgan Income Builder Class 2 (JPIIB2)
LAZARD RETIREMENT SERIES FUND
Lazard Retirement Emerging Markets Equity (LZREMS)
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)
Lazard Retirement International Equity (LZRIES)
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
LMPV EQUITY TRUST
LMCBV Aggressive Growth I (LPVCAI)
LMCBV Dividend Strategy I (LPVCII)
LM QS Dynamic Multi Strategy II (LPVQD2)
LMCBV Large Cap Growth I (LVCLGI)
LMCBV Small Cap Growth II (SBVSG2)
LMPV INCOME TRUST
LMWAV Global High Yield Bond I (SBVHY)
LORD ABBETT SERIES FUND, INC.
Lord Abbett Bond Debenture (LOVBD)
Lord Abbett Dividend Growth (LOVCDG)
Lord Abbett Growth and Income (LOVGI)
MAINSTAY VP FUNDS TRUST
MainStay VP MacKay Convertible Service (MNCPS)
MFS VARIABLE INSURANCE TRUST
MFS Growth Series - Service (MEGSS)
MFS VIT New Discovery Series - Service (MNDSC)
MFS Value Series - Service (MVFSC)
NATIONWIDE VARIABLE INSURANCE
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
NVIT S&P 500 Index - Class Y (GVEXD)
NVIT International Index - Class Y (GVIXY)
NVIT Mid Cap Index - Class Y (MCIFD)
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)
NVIT Bond Index - Class Y (NVBXD)
NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
NVIT iShares ETF Global Equity Fund Y (NVGEY)
NVIT Investor Destinations Moderate Class P (NVIDMP)
NVIT Columbia Overseas Value Class X (NVMIVX)
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
Nationwide Newton NVIT Sustainable U.S. Equity I (NVNSR1)
NVIT Small Cap Index - Class Y (NVSIXD)
NVIT Government Money Market (SAMY)
Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF)
NEUBERGER BERMAN ADV MGT TRUST
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
Neuberger Berman AMT Short Duration Bond (AMTB)
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)
NORTHERN LIGHTS VARIABLE TRUST
Ntrn Lts Rational Trend Aggregation VA (HVDCT)
Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)
Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)*
Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)
Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)
Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)
Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)
Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)
Ntrn Lts Probabilities Class 1 (NOVPB1)
Ntrn Lts Power Dividend Index (NOVPDI)
Ntrn Lts Power Income Class 2 (NOVPI2)
Ntrn Lts Power Momentum (NOVPM)
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
PIMCO VIT All Asset - Admin (PMVAAA)
PIMCO VIT All Asset - Inst (PMVAAI)
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
PIMCO VIT High Yield - Admin (PMVHYA)
PIMCO VIT Income - Admin (PMVID)
PIMCO VIT Low Duration - Admin (PMVLDA)
PIMCO VIT Long Term US Government - Admin (PMVLGA)
PIMCO VIT Real Return - Admin (PMVRRA)
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
PIMCO VIT Total Return - Admin (PMVTRA)
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)
PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)
PIMCO VIT Global Managed Allocation Adm (PVGMAA)
PIMCO VIT Short-Term - Admin (PVSTA)
PROFUNDS VP
ProFunds VP Asia 30 (PROA30)
ProFunds Access VP High Yield (PROAHY)
ProFunds VP Biotechnology (PROBIO)
ProFunds VP Bull (PROBL)
ProFunds VP Basic Materials (PROBM)
ProFunds VP Banks (PROBNK)
ProFunds VP Bear (PROBR)
ProFunds VP Consumer Goods (PROCG)
ProFunds VP Consumer Services (PROCS)
ProFunds VP Europe 30 (PROE30)
ProFunds VP Emerging Markets (PROEM)
ProFunds VP Financials (PROFIN)
ProFunds VP Falling US Dollar (PROFUD)
ProFunds VP Government Money Market (PROGMM)
ProFunds VP U.S. Government Plus (PROGVP)
ProFunds VP Health Care (PROHC)
ProFunds VP Industrials (PROIND)
ProFunds VP International (PROINT)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

ProFunds VP Japan (PROJP)
ProFunds VP Large-Cap Growth (PROLCG)
ProFunds VP Large-Cap Value (PROLCV)
ProFunds VP Mid-Cap (PROMC)
ProFunds VP Mid-Cap Growth (PROMCG)
ProFunds VP Mid-Cap Value (PROMCV)
ProFunds VP NASDAQ-100 (PRON)
ProFunds VP Internet (PRONET)
ProFunds VP Oil & Gas (PROOG)
ProFunds VP Pharmaceuticals (PROPHR)
ProFunds VP Precious Metals (PROPM)
ProFunds VP Real Estate (PRORE)
ProFunds VP Rising Rates Opportunity (PRORRO)
ProFunds VP Small Cap (PROSC)
ProFunds VP Small-Cap Growth (PROSCG)
ProFunds VP Semiconductor (PROSCN)
ProFunds VP Small-Cap Value (PROSCV)
ProFunds VP Short Emerging Markets (PROSEM)
ProFunds VP Short International (PROSIN)
ProFunds VP Short Mid-Cap (PROSMC)
ProFunds VP Short NASDAQ-100 (PROSN)
ProFunds VP Short Small-Cap (PROSSC)
ProFunds VP Technology (PROTEC)
ProFunds VP Telecommunications (PROTEL)
ProFunds VP UltraBull (PROUB)
ProFunds VP UltraMid-Cap (PROUMC)
ProFunds VP UltraNASDAQ-100 (PROUN)
ProFunds VP UltraSmall-Cap (PROUSC)
ProFunds VP UltraShort NASDAQ-100 (PROUSN)
ProFunds VP Utilities (PROUTL)
PUTNAM VARIABLE TRUST
Putnam VT Mortgage Securities Cl IB (PVAGIB)
Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)
Putnam VT Diversified Income Cl IB (PVDIB)
Putnam VT Equity Income Cl IB (PVEIB)
Putnam VT High Yield Cl IB (PVHYB)
Putnam VT Income Cl IB (PVIB)
Putnam VT International Value Class IB (PVIGIB)
Putnam VT Sustainable Leaders Class IB (PVNOB)
REDWOOD
Redwood Managed Volatility Class I (RWMVI)
Redwood Managed Volatility Class N (RWMVN)
ROYCE CAPITAL FUND
Royce Micro-Cap (ROCMC)
Royce Small-Cap (ROCSC)
RUSSELL INVESTMENT FUNDS
RIF Global Real Estate Securities (RLVGRE)
RIF International Developed Markets (RLVIDM)
RIF Balanced Strategy (RLVLBS)
RIF Equity Growth Strategy (RLVLEG)
RIF Moderate Strategy (RLVLMS)
RIF Strategic Bond (RLVSB)
RIF US Small Cap Equity (RLVUSC)
RIF US Strategic Equity (RLVUSE)
T. ROWE PRICE VIP II
T. Rowe Price Blue Chip Growth II (TRBCG2)
T. Rowe Price Equity Income II (TREI2)
T. Rowe Price Health Sciences II (TRHS2)
T. Rowe Price Limited-Term Bond II (TRLT2)
THIRD AVENUE FFI STRATEGIES

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Third Avenue FFI Strategies Portfolio (TAVV)
TIMOTHY PLAN VARIABLE SERIES
Timothy Plan Conservative Growth VS (TPVCGP)
Timothy Plan Strategic Growth VS (TPVSGP)
VANECK VIP
VanEck VIP Global Gold Class S (VVGGS)
VanEck Emerging Markets Bond (VWBF)
VanEck VIP Emerging Markets (VWEM)
VanEck VIP Global Hard Assets Initial Cl (VWHA)
VANGUARD VARIABLE INS FUNDS
Vanguard VIF Balanced (VVB)
Vanguard VIF Conservative Allocation (VVCA)
Vanguard VIF Capital Growth (VVCG)
Vanguard VIF Diversified Value (VVDV)
Vanguard VIF Equity Income (VVEI)
Vanguard VIF Equity Index (VVEIX)
Vanguard VIF Growth (VVG)
Vanguard VIF Global Bond Index (VVGBI)
Vanguard VIF Total Bond Market Index (VVHGB)
Vanguard VIF High Yield Bond (VVHYB)
Vanguard VIF International (VVI)
Vanguard VIF Moderate Allocation (VVMA)
Vanguard VIF Mid-Cap Index (VVMCI)
Vanguard VIF REIT Index (VVREI)
Vanguard VIF Small Company Growth (VVSCG)
Vanguard VIF Short-Term Investment Grade (VVSTC)
Vanguard VIF Total International Stock Market Index (VVTISI)
Vanguard VIF Total Stock Market Index (VVTSM)
VIRTUS VAR INSURANCE TRUST
Virtus SGA International Class A (VRVDIA)
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
WELLS FARGO VARIABLE TRUST
Wells Fargo VT Discovery (SVDF)
Wells Fargo VT Opportunity (SVOF)
WESTCHESTER CAPITAL MGMT
Westchester Merger Fund VL (MGRFV)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)	9/4/2020
PIMCO VIT All Asset - Inst (PMVAAI)	6/1/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/1/2020
MFS VIT New Discovery Series - Service (MNDSC)	5/1/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	5/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	5/1/2020
Putnam VT Sustainable Leaders Class IB (PVNOB)	5/1/2020
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)	5/1/2019
NVIT iShares ETF Fixed Income Fund Y (NVFIY)	5/1/2019
NVIT iShares ETF Global Equity Fund Y (NVGEY)	5/1/2019
Vanguard VIF Conservative Allocation (VVCA)	5/1/2019
Vanguard VIF Global Bond Index (VVGBI)	5/1/2019
Vanguard VIF Moderate Allocation (VVMA)	5/1/2019
Vanguard VIF Total International Stock Market Index (VVTISI)	5/1/2019
Ntrn Lts Rational Trend Aggregation VA (HVDCT)	2/8/2019
NVIT Government Money Market (SAMY)	2/8/2019
SEI Balanced Strategy Class II (SIVBS2)		9/25/2020
SEI Conservative Strategy Class II (SIVCS2)		9/25/2020
SEI Defensive Strategy Class II (SIVDS2)		9/25/2020
SEI Market Growth Strategy Class II (SIVMG2)		9/25/2020
SEI Market Plus Strategy Class II (SIVMP2)		9/25/2020
SEI Moderate Strategy Class II (SIVMS2)		9/25/2020
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)		4/23/2020
Lazard Retirement US Strategic Equity Portfolio (LZRUSE)		12/24/2019
Lord Abbett International Opportunities (LOIOVC)		7/31/2019
Lord Abbett Classic Stock (LOVCS)		7/26/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Invesco Oppenheimer V.I. Global Multi-Alternatives - Cl 2 (OVGMAS)		4/26/2019
Tortoise VIP MLP & Pipeline Class II (TTVMP2)		3/6/2019
Janus Henderson Global Unconstrained Bond - Serv (JGUBSV)		2/27/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
PVAAAD	PIMCO VIT All Asset All Authority - Admin	PMVAAI	PIMCO VIT All Asset - Inst	6/1/2020
PVAAAI	PIMCO VIT All Asset All Authority - Inst	PMVAAI	PIMCO VIT All Asset - Inst	6/1/2020
GVDIVI	NVIT Multi-Manager International Value I	NVMIVX	NVIT Columbia Overseas Value Class X	10/16/2020
NVLCAP	NW DFA NVIT Capital Appreciation P	NVDCAP	NVIT Investor Destinations Capital Appreciation Class P	10/23/2020
NVLMP	NW DFA NVIT Moderate P	NVIDMP	NVIT Investor Destinations Moderate Class P	10/23/2020

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:
Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AMVGB4	American Funds Capital World Bond Class 4	American Funds Global Bond Class 4	4/29/2020
ARLPE3	ALPS Red Rocks Global Opportunity Cl III	ALPS/Red Rocks Listed Private Equity Cl III	5/1/2020
FHIB	Federated Hermes High Income Bond II	Federated High Income Bond II	5/1/2020
FVK2S	Federated Hermes Kaufmann II	Federated Kaufmann II	5/1/2020
FVU2	Federated Hermes Managed Volatility II	Federated Managed Volatility II	5/1/2020
JAGTS	Janus Henderson Global Technology and Innovation - Serv	Janus Henderson Global Technology - Serv	5/1/2020
LOVCDG	Lord Abbett Dividend Growth	Lord Abbett Calibrated Dividend Growth	5/1/2020
NVNSR1	Nationwide Newton NVIT Sustainable U.S. Equity I	NW Neuberger Berman NVIT Socially Responsible I	5/1/2020
PVGMAA	PIMCO VIT Global Managed Allocation Adm	PIMCO VIT Global Multi-Asset Managed Allocation Adm	5/1/2020
TAVV	Third Avenue FFI Strategies Portfolio	Third Avenue Variable Annuity Trust Value	5/1/2020
TRF	Nationwide NVIT AQR Large Cap Defensive Style Class 1	NVIT Nationwide Fund Class 1	5/1/2020
VWBF	VanEck Emerging Markets Bond	VanEck VIP Unconstrained Emerging Markets Bond	5/1/2020
ACVIG	American Century VP Disciplined Core Value I	American Century VP Income & Growth I	9/25/2020

Effective May 1, 2020, the trust name Janus Henderson VIT Funds was changed to Janus Aspen Series.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$8,030,912,452	$-	$-	$8,030,912,452

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
APTGBS	$29,799,234	$21,270,442
AASCO	1,461	287,285
ALCAI2	10,592,417	9,854,305
ALCGI2	32,740,103	20,638,746
ALMGI2	19,451,209	12,891,143
ABIGB	519,574	439,657
ABSCGB	72,051	36,257
ABTGB	3,960,240	1,508,705
ALVDAB	4,709	1,726
ALVGIA	4,338,112	5,110,265
ALVIVB	1,848,324	1,489,508
ALVSVB	4,615,307	5,973,275
AAEIP3	2,493,803	5,346,961
AAGEA2	1,897,472	889,635
ABEAA2	4,033,803	2,072,303
ACEAA2	8,593,068	7,327,534
AGEAA2	2,133,410	4,402,680
ARLPE3	592,523	593,452
AUGEA2	1,889,531	2,005,323
ACVB	4,306,601	3,405,094
ACVI	2,605,591	2,794,440
ACVIG	10,699,647	5,073,189
ACVIP2	10,990,861	9,971,345
ACVLVI	1,421,279	1,060,014
ACVMV1	307,957	1,241,104
ACVU1	24,078,945	11,907,852
ACVV	3,617,858	6,315,282
AMVAA4	13,698,675	10,574,565
AMVBC4	7,052,493	5,009,774
AMVBD4	25,021,319	12,991,058
AMVCB4	4,915,792	2,585,933
AMVGB4	7,257,021	5,519,877
AMVGG4	13,878,386	4,225,226
AMVGI4	10,686,128	12,182,220
AMVGR4	30,627,053	24,499,752
AMVGS4	4,047,402	929,100
AMVGW4	3,326,192	2,129,442
AMVHI4	87,851,559	89,850,207
AMVI4	7,043,186	6,926,023
AMVIG4	3,653,990	1,512,294
AMVM4	7,475,843	4,028,987
AMVNW4	24,907,994	8,775,955
AMVUA4	73,069,269	58,655,315
AVGIP2	3,670	295
AVPAP2	2,454,204	1,382,045
AVRBP2	563,386	526,987
AVRGP2	8,958	189,999
AVRIP2	792	1,931
PIHYB2	14,460,578	16,665,172
PIVB2	6,614,942	10,243,727
PIVEI2	4,098,906	5,962,126
PIVF2	5,825,138	3,421,402
PIVMV2	499,147	1,077,787
PIVSI2	13,056,119	10,460,320
BRVCA3	1,953	27,294
BRVED3	10,089,448	6,253,138
BRVHY3	198,008,797	189,257,094
BRVTR3	19,312,762	13,348,995
BRVUG3	24,925,667	22,218,797
BVLCC3	3,369,980	3,565,199

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

BVLCV3	2,592,972	2,012,736
BVLFG3	37,518,727	27,412,485
MLVGA3	5,660,725	4,326,142
DSIF	12,235,058	23,063,183
DSRG	5,733,891	2,276,123
DVSCS	25,398,787	24,366,400
CVSBF	1,288,588	338,445
CLVGT2	10,748,732	9,100,015
CLVLV1	2,498,659	3,408,035
CLVSI2	3,965,606	7,333,386
CLVSV1	1,394,546	1,752,614
CSCRS	2,379,653	2,189,538
DWVSVS	6,611,023	5,908,939
DFVEA	16,034,636	7,979,743
DFVGB	23,190,192	21,986,421
DFVGMI	10,774,571	10,902,374
DFVIS	11,962,886	14,929,053
DFVIV	15,970,240	16,857,588
DFVSTF	46,559,427	41,493,411
DFVULV	20,813,905	31,183,839
DFVUTV	17,028,087	18,531,953
ETVFR	27,169,517	40,327,364
FHIB	11,310,772	11,596,389
FVK2S	7,523,334	6,711,366
FVU2	2,267,299	2,508,414
FB2	8,727,720	6,055,140
FC2	8,081,947	9,406,335
FDCA2	854	29
FDSCS2	4,778,791	2,502,087
FEI2	6,481,536	2,609,676
FG2	18,914,561	14,169,112
FGI2	1,754,889	1,805,543
FGO2	31,984,557	26,630,501
FHI2	27,349,530	32,653,079
FIGBP2	62,264,712	21,996,371
FMC2	1,283,643	1,239,708
FNRS2	1,224,510	584,540
FO2	1,082,903	2,153,080
FRESS2	2,905,643	5,279,912
FV2	2,623,017	2,873,603
FVF202	313	269
FVF502	11,271	89,356
FVF602	29,968	237,335
FVF702	53	1
FVFI2	12,092,528	6,034,089
FVICA2	13,738,052	8,788,845
FVSIS2	13,525,202	9,211,629
FVSS2	1,280	66
FVTV2	12,375	280
FEOVF	8,948,087	15,950,169
FTVGI2	9,011,929	24,005,603
FTVGR2	904,373	608,032
FTVIS2	6,767,097	7,777,680
FTVMS2	504,358	704,751
FTVRD2	6,836,107	7,331,346
FTVSI2	6,466,101	4,053,516
FTVUG2	34,499,534	34,213,481
GVGMNS	2,862	1,815
GVMSA	3,430,493	2,149,266
GVFRB	16,966,165	20,677,754

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GVLCVB	2,803	7,195
GVR2XS	100,677,522	101,279,855
GVRUGM	1,109	577,837
GVTRBE	46,770,128	23,714,172
RAF	18,322,351	17,941,451
RBF	19,248,695	19,006,004
RBKF	16,273,567	16,917,651
RBMF	8,055,765	7,946,192
RCPF	16,767,242	20,383,263
RELF	9,747,664	11,097,644
RENF	11,774,884	13,293,765
RESF	7,226,366	6,680,308
RFSF	10,397,707	10,401,114
RHCF	19,238,261	18,229,652
RHYS	31,269,769	27,151,215
RINF	16,148,171	15,872,491
RJNF	55,892,021	55,188,532
RLCE	2,860,959	3,500,417
RLCJ	1,603,166	1,322,322
RLF	14,230,323	10,794,754
RMED	15,302,565	16,377,636
RMEK	4,320,622	2,733,001
RNF	153,217,395	144,708,060
ROF	107,092,449	101,487,734
RPMF	21,591,335	21,748,480
RREF	8,505,857	8,358,619
RRF	11,979,856	10,205,725
RSRF	1,045,868	1,991,719
RTEC	14,142,559	17,015,301
RTEL	5,119,272	4,520,523
RTF	593,375,447	587,450,815
RTRF	14,095,779	12,842,593
RUF	313,309,053	312,309,338
RUGB	302,110,728	300,673,233
RUTL	15,975,930	15,641,942
RVARS	6,340,865	4,534,066
RVCMD	5,870,862	5,249,555
RVF	544,816,144	552,915,587
RVIDD	56,041,648	54,149,682
RVIMC	2,924,159	2,950,494
RVISC	20,473,195	20,332,868
RVLCG	25,154,323	25,783,629
RVLCV	11,065,225	9,229,981
RVLDD	110,374,801	111,826,331
RVMCG	17,604,611	13,178,183
RVMCV	17,513,704	12,380,524
RVMFU	2,443,805	1,581,309
RVSCG	10,303,862	8,750,926
RVSCV	6,797,735	7,367,133
RVSDL	19,727,780	19,469,106
RVWDL	36,403,225	35,467,795
SBLD	3,612	8,394
SBLJ	454,144	249,777
SBLP	9,119,992	9,778,005
SBLQ	364,730	120,775
SBLX	20	-
SBLY	323,249	1,144,104
ACC1	1,935,720	2,048,129
ACGI	386,084	1,468,779
AVBV2	529	156

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

AVGI	1,262,889	1,776,442
AVHY1	79,139,857	76,743,428
AVIE	6,854,981	8,110,797
IVBRA2	3,489,944	3,661,869
IVCPBI	19,018,473	11,949,822
IVDDI	3,035,471	8,169,559
IVGMMI	1,515,732,854	1,479,373,865
IVGS1	26,398,123	23,937,054
IVHS	2,796,628	2,213,779
IVKEI1	2,597,897	7,634,350
IVMCC2	2,432,115	2,651,407
IVRE	5,893,558	6,795,254
IVT	10,932,369	7,340,103
OVCBS	1,929	13
OVGIS	1,448,433	1,873,890
OVGSS	4,413,314	6,638,638
OVIGS	3,571,423	8,998,175
OVSBS	588,971	1,819,484
OVTRBS	6,436,205	3,539,384
WRASP	1,046,049	1,690,057
WRBDP	14,415,536	10,282,176
WRBP	1,129,319	1,543,646
WRDIV	1,339	89,102
WRENG	3,709,988	4,429,575
WRGBP	2,792,922	2,769,059
WRGNR	726,228	930,585
WRGP	-	16,563
WRHIP	34,788,541	29,350,754
WRLTBP	3,803,119	2,824,485
WRMCG	13,054,823	7,904,956
WRSTP	7,665,683	7,193,006
WRVP	406,840	1,642,413
JABIN	18,641,102	14,410,095
JAEI	15,504,285	24,529,068
JAFBS	9,530,224	4,712,076
JAFRIN	7,627,235	7,104,106
JAGRIN	2,402,020	2,741,865
JAGTS	19,227	3,383
JAIG	4,197,028	4,732,023
JARIN	4,170,949	4,574,336
JIULVV	4,528,298	6,208,788
JMCVIN	8,450,540	3,916,819
JHEVTN	4,508,416	5,357,006
JPIGA2	4,676,733	5,377,436
JPIIB2	1,696,087	2,666,148
LZREMS	7,298,815	10,034,490
LZRGDM	1,756,910	1,822,317
LZRIES	4,795,611	4,407,892
LZRUSM	4,329,559	3,977,550
LPVCAI	1,683,071	2,502,711
LPVCII	3,031,549	4,766,436
LPVQD2	107,436	324,963
LVCLGI	5,581,758	10,082,265
SBVSG2	29,196,836	11,733,096
SBVHY	16,217,963	17,864,728
LOVBD	30,276,350	26,457,526
LOVCDG	3,299,607	5,166,225
LOVGI	1,209,388	1,158,661
MNCPS	29,323,452	22,485,852
MEGSS	11,464,607	3,413,973

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

MNDSC	4,329,637	36,320
MVFSC	4,805,954	3,860,994
DTRTFY	19,943,734	9,287,170
GVEXD	93,204,721	78,120,749
GVIXY	32,681,173	14,635,836
MCIFD	17,073,417	26,632,726
NJMMAY	269,943	19,221
NVBXD	27,443,000	14,524,693
NVDCAP	577,789	1,181
NVFIY	2,536,177	1,930,720
NVGEY	2,113,343	1,033,449
NVIDMP	2,283,479	72,698
NVMIVX	903,152	1,002
NVMMV1	228,473	1,258,801
NVNSR1	2,146,772	366,888
NVSIXD	28,545,030	10,444,703
SAMY	388,415,135	306,669,316
TRF	4,067,704	150,071
AMCG	2,331,718	2,035,139
AMRI	2,721,017	3,505,599
AMSRS	120,077	646,094
AMTB	13,016,739	12,423,239
NBARMS	876,730	857,746
HVDCT	2,504,791	7,030,457
NO7TB	353	1,745
NO7TB3	116,432	706,192
NOTAG1	1,822	77
NOTAG2	184,085	7,914
NOTB1	5,372	239
NOTB2	142,892	114,141
NOTBBA	27,010,857	21,609,618
NOTBE2	362,511	53,296
NOTC1	-	24,127
NOTC2	750,184	779,511
NOTG1	1,042,614	3,076,388
NOTG2	57,278	60,291
NOTGR1	25,976	859,242
NOTGR2	504,448	75,893
NOTMD1	12,062	1,066,278
NOTMD2	1,484,747	559,065
NOTMG1	35,918	61,797
NOTMG2	319,103	172,547
NOTMR1	6,163	1,761
NOVPB1	2,896,663	6,029,826
NOVPDI	326,939	3,059,337
NOVPI2	385,101	2,735,168
NOVPM	811,962	2,884,332
PMUBAM	2,454,452	5,869,585
PMVAAA	6,659,225	6,544,205
PMVAAI	499,573	140
PMVEBA	35,376,063	40,637,626
PMVFBA	2,911,608	2,858,842
PMVFHA	18,798,339	18,713,212
PMVGBA	1,345,559	966,921
PMVHYA	147,414,708	167,686,775
PMVID	45,826,693	35,079,465
PMVLDA	19,641,807	17,832,302
PMVLGA	70,988,968	69,994,338
PMVRRA	33,365,123	30,949,281
PMVRSA	5,820,765	5,388,199

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PMVTRA	45,501,453	34,165,938
PVGCBA	1,793,302	681,489
PVGDAA	1,010	89
PVGMAA	750,844	429,377
PVSTA	24,573,258	31,840,468
PROA30	10,172,482	9,718,001
PROAHY	7,394,074	7,120,805
PROBIO	12,384,815	11,649,652
PROBL	65,295,279	62,366,912
PROBM	11,476,865	7,507,764
PROBNK	9,190,264	10,315,462
PROBR	9,515,685	8,575,014
PROCG	16,202,144	15,274,597
PROCS	12,122,273	10,523,892
PROE30	5,063,077	5,236,457
PROEM	20,879,594	17,378,577
PROFIN	35,713,987	36,666,565
PROFUD	1,641,316	1,381,660
PROGMM	3,654	4,300,267
PROGVP	33,054,968	35,424,265
PROHC	20,829,447	21,461,371
PROIND	12,737,627	12,277,265
PROINT	6,751,980	6,751,049
PROJP	9,230,695	7,040,032
PROLCG	25,575,084	25,722,726
PROLCV	5,644,003	9,339,697
PROMC	10,869,169	11,070,602
PROMCG	16,554,724	14,338,351
PROMCV	7,504,875	8,098,455
PRON	526,812,822	522,613,284
PRONET	16,920,254	13,619,804
PROOG	4,174,040	5,591,939
PROPHR	4,065,623	3,910,241
PROPM	11,005,277	10,402,657
PRORE	11,379,949	13,182,433
PRORRO	8,797,267	8,829,022
PROSC	22,900,991	20,943,388
PROSCG	9,746,496	8,712,438
PROSCN	10,223,461	8,495,634
PROSCV	7,524,494	7,339,155
PROSEM	8,694,830	8,722,606
PROSIN	4,635,596	4,471,990
PROSMC	2,946,521	2,984,148
PROSN	299,591,400	300,757,456
PROSSC	6,806,728	6,639,572
PROTEC	49,088,574	48,152,326
PROTEL	2,013,500	1,861,305
PROUB	13,989,825	12,343,774
PROUMC	7,254,569	7,476,166
PROUN	463,604,026	460,503,744
PROUSC	8,325,712	7,401,223
PROUSN	259,247,558	263,650,662
PROUTL	11,029,112	12,183,881
PVAGIB	1,796,291	4,393,159
PVAR5B	1,354,894	700,452
PVDIB	4,558,294	7,989,167
PVEIB	9,701,872	7,913,877
PVHYB	45,488,894	44,793,530
PVIB	17,990,369	21,555,900
PVIGIB	408,315	30,586

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PVNOB	925,981	27,302
RWMVI	5,290,002	7,387,770
RWMVN	239,524	1,826,977
ROCMC	1,571,982	1,840,703
ROCSC	2,099,654	1,586,097
RLVGRE	5,423	13,373
RLVIDM	1,357	1,475
RLVLBS	13,405	2,835
RLVLEG	12,206	1,699
RLVLMS	6,927	76,238
RLVSB	13,114	19,425
RLVUSC	548	-
RLVUSE	2,378	-
TRBCG2	34,973,388	36,401,007
TREI2	3,967,791	5,175,996
TRHS2	21,565,215	18,357,073
TRLT2	12,963,075	14,169,031
TAVV	152,829	917,674
TPVCGP	1,568,692	906,733
TPVSGP	552,052	582,178
VVGGS	18,258,587	15,461,091
VWBF	2,533,272	2,515,180
VWEM	25,974,179	22,873,553
VWHA	3,430,740	1,350,801
VVB	42,906,700	26,590,619
VVCA	19,017,501	3,996,578
VVCG	29,430,378	35,953,479
VVDV	11,792,599	6,303,642
VVEI	40,031,514	27,141,732
VVEIX	69,464,606	47,389,866
VVG	42,560,676	24,119,491
VVGBI	9,233,190	5,293,635
VVHGB	148,987,922	56,563,374
VVHYB	42,425,660	31,427,496
VVI	33,676,707	46,915,387
VVMA	9,442,084	684,779
VVMCI	36,008,030	17,762,503
VVREI	19,338,870	23,360,326
VVSCG	4,100,741	8,543,932
VVSTC	98,023,295	61,013,110
VVTISI	29,783,563	2,972,905
VVTSM	81,586,343	57,761,701
VRVDIA	649,568	765,360
VRVDRA	1,631,771	1,526,733
VRVNMA	9,452,079	5,952,242
SVDF	7,885,507	8,936,639
SVOF	200,374	330,314
MGRFV	17,040,552	19,348,253
GVDIVI	620,519	906,855
LOIOVC	1	-
NVLCAP	376,460	745,107
NVLMP	401,702	3,093,231
CLVQF2	460,999	6,804,082
DVIV	404,002	4,312,425
PVAAAI	7,418	486,210
PVAAAD	305,572	3,283,413
SIVBS2	1,415,210	2,899,674
SIVCS2	833,951	2,337,926
SIVDS2	3,783,314	4,795,152
SIVMG2	175,724	3,253,317

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SIVMP2	112,854	1,047,087
SIVMS2	559,109	2,072,789

	$10,687,979,680	$9,979,989,259

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Advisors Preferred Trust Gold Bullion Strategy (APTGBS)
2020	0.00%	to	0.15%	1,764,747	$12.65	to	$13.70	$22,372,473	7.44%	19.51%	to	19.69%
2019	0.00%	to	0.15%	1,209	10.57	to	11.46	12,776	0.23%	17.77%	to	17.94%
2018	0.00%	to	0.15%	603	8.96	to	9.73	5,405	8.73%	-4.51%	to	-4.38%
2017	0.00%	to	0.15%	510	9.37	to	10.19	4,781	0.00%	1.90%	to	11.28%
2016			0.00%	650			8.42	5,477	0.00%			6.85%
Alger Small Cap Growth (AASCO)
2020	0.00%	to	1.30%	295	66.38	to	74.19	20,395	0.15%	64.99%	to	67.15%
2019	0.00%	to	1.30%	6	40.23	to	44.39	249	0.00%	27.67%	to	29.34%
2018	0.00%	to	1.30%	6	31.51	to	34.32	197	0.00%	0.10%	to	1.45%
2017	0.00%	to	1.30%	6	31.48	to	33.83	200	0.00%	27.09%	to	28.73%
2016	0.00%	to	1.30%	6	24.77	to	26.28	168	0.00%	4.87%	to	6.22%
Alger Capital Appreciation Class I-2 (ALCAI2)
2020	0.00%	to	1.30%	322,962	21.49	to	125.12	26,547,799	0.00%	39.92%	to	41.75%
2019	0.00%	to	1.30%	369	15.18	to	89.42	21,665	0.00%	31.86%	to	33.58%
2018	0.00%	to	1.30%	370	11.38	to	67.81	16,864	0.00%	-1.41%	to	-0.09%
2017	0.00%	to	1.30%	380	11.41	to	68.78	17,333	0.00%	14.10%	to	31.08%
2016	0.00%	to	1.30%	355	35.13	to	53.15	12,496	0.00%	-0.80%	to	0.49%
Alger Large Cap Growth Class I-2 (ALCGI2)
2020	0.00%	to	1.30%	347,887	24.31	to	74.65	20,254,614	0.23%	64.87%	to	67.03%
2019	0.00%	to	1.30%	142	14.57	to	45.27	4,614	0.00%	25.79%	to	27.43%
2018	0.00%	to	1.30%	190	11.45	to	35.99	5,056	0.00%	0.87%	to	2.21%
2017	0.00%	to	1.30%	78	11.22	to	35.68	2,215	0.00%	12.20%	to	28.49%
2016	0.00%	to	1.30%	89	22.22	to	28.14	1,983	0.00%	-2.09%	to	-0.85%
Alger Mid Cap Growth (ALMGI2)
2020	0.00%	to	1.30%	219,504	22.79	to	88.01	11,353,211	0.00%	62.50%	to	64.63%
2019	0.00%	to	1.30%	100	13.86	to	54.16	2,990	0.00%	28.57%	to	30.26%
2018	0.00%	to	1.30%	74	10.66	to	42.12	1,727	0.00%	-8.65%	to	-7.44%
2017	0.00%	to	1.30%	66	11.53	to	46.11	1,748	0.00%	15.30%	to	29.80%
2016	0.00%	to	1.30%	58	20.20	to	35.99	1,191	0.00%	-0.33%	to	0.95%
AB International Growth Class B (ABIGB)
2020			0.00%	53,011			14.94	791,977	1.06%			29.60%
2019			0.00%	52			11.53	597	0.29%			27.23%
2018	0.00%	to	0.15%	69	9.06	to	9.44	629	0.25%	-17.77%	to	-17.64%
2017	0.00%	to	0.15%	329	11.00	to	11.48	3,621	1.06%	14.80%	to	34.64%
2016			0.00%	159			8.17	1,295	0.00%			-7.05%
AB Small Cap Growth Class B (ABSCGB)
2020			0.00%	20,087			58.56	1,176,334	0.00%			53.64%
2019			0.00%	21			38.12	794	0.00%			36.01%
2018			0.00%	22			28.03	626	0.00%			-1.09%
2017			0.00%	30			28.34	842	0.00%			33.81%
2016			0.00%	41			21.18	869	0.00%			6.22%
AB Global Thematic Growth Cl B (ABTGB)
2020	0.00%	to	0.15%	167,424	18.90	to	26.32	4,356,900	0.55%	38.87%	to	39.08%
2019	0.00%	to	0.15%	67	13.61	to	18.92	1,235	0.20%	29.59%	to	29.78%
2018	0.00%	to	0.15%	50	10.50	to	14.58	688	0.00%	-10.10%	to	-10.00%
2017	0.00%	to	0.15%	99	11.68	to	16.20	1,608	0.00%	16.80%	to	36.36%
2016			0.00%	25	11.88			302	0.00%	-0.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
AB Dynamic Asset Allocation Class B (ALVDAB)
2020	0.00%	to	0.15%	22,056	12.04	to	15.95	338,864	1.51%	4.70%	to	4.86%
2019	0.00%	to	0.15%	22	11.50	to	15.21	325	1.86%	15.07%	to	15.24%
2018	0.00%	to	0.15%	26	10.00	to	13.20	327	1.22%	-7.41%	to	-7.30%
2017	0.00%	to	0.15%	50	10.80	to	14.24	681	2.67%	8.00%	to	14.29%
2016			0.00%	38	12.46			472	0.00%	3.40%
AB Growth and Income Class A (ALVGIA)
2020	0.00%	to	0.15%	561,259	13.71	to	28.43	14,695,554	1.60%	2.57%	to	2.72%
2019	0.00%	to	0.15%	639	13.37	to	27.68	16,361	1.26%	22.31%	to	23.91%
2018	0.00%	to	1.30%	568	10.80	to	23.34	11,752	1.00%	-6.83%	to	-5.62%
2017	0.00%	to	1.30%	519	11.46	to	25.05	12,273	1.40%	14.60%	to	18.94%
2016	0.00%	to	1.30%	511	19.90	to	21.34	10,174	1.00%	9.89%	to	11.30%
AB International Value Class B (ALVIVB)
2020			0.00%	254,354	8.38			2,130,961	1.88%	2.21%
2019			0.00%	208	8.20			1,703	0.68%	16.79%
2018	0.00%	to	0.15%	309	7.02	to	8.61	2,170	1.11%	-23.13%	to	-22.94%
2017	0.00%	to	0.15%	247	9.11	to	11.20	2,250	1.47%	12.00%	to	25.14%
2016			0.00%	227	7.28			1,652	1.16%	-0.82%
AB Small-Mid Cap Value - Class B (ALVSVB)
2020	0.00%	to	0.15%	419,128	11.55	to	27.95	11,470,624	0.79%	2.90%	to	3.05%
2019	0.00%	to	0.15%	478	11.23	to	27.13	12,774	0.32%	19.72%	to	19.90%
2018	0.00%	to	0.15%	430	9.38	to	22.62	9,532	0.00%	-15.42%	to	-15.31%
2017	0.00%	to	0.15%	389	11.09	to	26.71	10,335	0.00%	10.90%	to	12.84%
2016			0.00%	436	23.67			10,348	0.00%	24.78%
ALPS Alerian Energy Infrastructure Class III (AAEIP3)
2020	0.00%	to	0.15%	917,889	7.14	to	7.60	6,957,941	2.49%	-25.24%	to	-25.12%
2019	0.00%	to	0.15%	1,315	9.55	to	10.15	13,316	1.57%	20.23%	to	20.41%
2018	0.00%	to	0.15%	953	7.94	to	8.43	8,008	1.52%	-19.14%	to	-18.94%
2017	0.00%	to	0.15%	1,235	9.82	to	10.40	12,840	1.98%	-1.80%	to	-0.86%
2016			0.00%	1,124	10.49			11,788	2.39%	40.81%
ALPS Aggressive Growth ETF Asset Allocation II (AAGEA2)
2020	0.00%	to	0.15%	344,312	13.51	to	20.48	6,885,368	2.02%	9.79%	to	9.96%
2019	0.00%	to	0.15%	303	12.30	to	18.62	5,460	1.94%	21.98%	to	22.17%
2018	0.00%	to	0.15%	206	10.08	to	15.24	2,970	1.44%	-9.52%	to	-9.34%
2017	0.00%	to	0.15%	184	11.14	to	16.81	2,892	1.59%	11.40%	to	19.81%
2016			0.00%	86	14.03			1,202	1.50%	11.17%
ALPS Balanced ETF Asset Allocation II (ABEAA2)
2020	0.00%	to	0.15%	817,105	12.73	to	18.88	15,415,541	2.19%	8.96%	to	9.12%
2019	0.00%	to	0.15%	734	11.68	to	17.31	12,697	2.08%	16.09%	to	16.26%
2018	0.00%	to	0.15%	767	10.06	to	14.88	11,406	1.95%	-6.42%	to	-6.24%
2017	0.00%	to	0.15%	732	10.75	to	15.87	11,605	1.71%	7.50%	to	13.28%
2016			0.00%	714	14.01			9,998	1.81%	8.52%
ALPS Conservative ETF Asset Allocation II (ACEAA2)
2020			0.00%	371,843	15.37			5,714,645	1.69%	6.49%
2019	0.00%	to	0.15%	283	11.00	to	14.43	4,077	1.90%	9.36%	to	9.53%
2018	0.00%	to	0.15%	343	10.06	to	13.18	4,516	2.25%	-2.52%	to	-2.37%
2017	0.00%	to	0.15%	317	10.32	to	13.50	4,264	1.67%	3.20%	to	6.22%
2016			0.00%	292	12.71			3,715	2.05%	4.61%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2020	0.00%	to	0.15%	371,991	13.25	to	20.09	7,397,987	1.67%	9.84%	to	10.01%
2019	0.00%	to	0.15%	519	12.06	to	18.26	9,406	1.78%	19.59%	to	19.77%
2018	0.00%	to	0.15%	538	10.08	to	15.25	8,173	1.55%	-8.20%	to	-8.02%
2017	0.00%	to	0.15%	610	10.98	to	16.58	10,091	1.53%	9.80%	to	17.26%
2016			0.00%	465	14.14			6,580	1.64%	9.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ALPS Red Rocks Global Opportunity Cl III (ARLPE3)
2020	0.00%	to	0.15%	77,476	14.86	to	16.68	1,267,815	12.12%	9.09%	to	9.25%
2019	0.00%	to	0.15%	91	13.62	to	15.26	1,378	0.00%	39.63%	to	39.84%
2018	0.00%	to	0.15%	71	9.76	to	10.92	766	5.17%	-12.62%	to	-12.50%
2017	0.00%	to	0.15%	72	11.17	to	12.48	893	2.02%	11.70%	to	24.92%
2016			0.00%	49	9.99			487	0.83%	8.00%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2020	0.00%	to	0.15%	260,638	12.30	to	17.15	4,448,252	2.23%	8.27%	to	8.43%
2019	0.00%	to	0.15%	283	11.36	to	15.82	4,475	2.05%	12.73%	to	12.90%
2018	0.00%	to	0.15%	282	10.08	to	14.01	3,941	1.96%	-4.36%	to	-4.24%
2017	0.00%	to	0.15%	290	10.54	to	14.63	4,250	2.15%	5.40%	to	9.92%
2016			0.00%	221	13.31			2,946	1.95%	6.39%
American Century VP Balanced - Class I (ACVB)
2020	0.00%	to	0.15%	461,366	13.96	to	29.45	13,367,544	1.18%	12.36%	to	12.53%
2019	0.00%	to	0.15%	437	12.42	to	26.17	11,444	1.56%	19.67%	to	19.85%
2018	0.00%	to	0.15%	470	10.38	to	21.83	10,270	1.41%	-3.98%	to	-3.83%
2017	0.00%	to	0.15%	486	10.81	to	22.70	11,024	1.60%	8.10%	to	13.90%
2016			0.00%	369	19.93			7,346	1.66%	6.98%
American Century VP International I (ACVI)
2020	0.00%	to	1.30%	178,240	15.89	to	30.37	5,387,322	0.37%	24.25%	to	25.88%
2019	0.00%	to	1.30%	199	19.07	to	24.12	4,793	0.97%	26.76%	to	28.42%
2018	0.00%	to	1.30%	150	9.86	to	18.78	2,807	1.08%	-16.35%	to	-15.25%
2017	0.00%	to	1.30%	116	11.64	to	22.16	2,563	0.82%	16.40%	to	31.20%
2016	0.00%	to	1.30%	115	13.88	to	16.89	1,933	1.06%	-6.72%	to	-5.48%
American Century VP Disciplined Core Value I (ACVIG)
2020	0.00%	to	1.30%	535,565	14.49	to	33.48	17,058,496	2.08%	10.36%	to	11.81%
2019	0.00%	to	1.30%	352	12.98	to	29.94	10,337	2.08%	22.35%	to	23.95%
2018	0.00%	to	1.30%	376	10.49	to	24.16	8,858	1.93%	-8.08%	to	-6.86%
2017	0.00%	to	1.30%	392	11.28	to	25.94	10,157	2.40%	12.80%	to	20.48%
2016	0.00%	to	1.30%	406	20.40	to	21.53	8,798	2.39%	11.96%	to	13.49%
American Century VP Inflation Protection Class II (ACVIP2)
2020	0.00%	to	0.15%	875,122	11.79	to	17.74	15,400,140	1.38%	9.39%	to	9.55%
2019	0.00%	to	0.15%	821	10.78	to	16.19	13,230	2.34%	7.50%	to	8.90%
2018	0.00%	to	1.30%	760	9.91	to	14.87	11,149	2.89%	-4.07%	to	-2.81%
2017	0.00%	to	1.30%	556	10.21	to	15.30	8,470	2.61%	2.10%	to	3.66%
2016	0.00%	to	1.30%	543	13.44	to	14.76	8,033	1.76%	3.07%	to	4.38%
American Century VP Large Company Value I (ACVLVI)
2020	0.00%	to	0.15%	150,528	12.83	to	20.40	3,022,978	1.80%	2.46%	to	2.62%
2019	0.00%	to	0.15%	139	12.52	to	19.88	2,720	2.07%	27.29%	to	27.48%
2018	0.00%	to	0.15%	116	9.84	to	15.60	1,810	1.76%	-8.12%	to	-8.02%
2017	0.00%	to	0.15%	136	10.71	to	16.96	2,311	1.91%	7.10%	to	11.07%
2016			0.00%	320	15.27			4,880	2.13%	15.25%
American Century VP Mid Cap Value I (ACVMV1)
2020			0.00%	200,569	33.77			6,774,028	1.80%	1.21%
2019			0.00%	236	33.37			7,880	2.06%	29.15%
2018			0.00%	254	25.84			6,566	1.41%	-12.82%
2017			0.00%	281	29.64			8,319	1.53%	11.68%
2016			0.00%	376	26.54			9,968	1.69%	22.87%
American Century VP Ultra I (ACVU1)
2020	0.00%	to	0.15%	484,065	23.56	to	55.04	25,165,041	0.00%	49.63%	to	49.85%
2019	0.00%	to	0.15%	236	15.74	to	36.73	8,204	0.00%	34.38%	to	34.58%
2018	0.00%	to	0.15%	152	11.72	to	27.29	3,859	0.00%	0.60%	to	0.74%
2017	0.00%	to	0.15%	208	11.65	to	27.09	5,609	0.00%	16.50%	to	32.21%
2016			0.00%	133	20.49			2,717	0.00%	4.49%
American Century VP Value I (ACVV)
2020	0.00%	to	0.15%	298,182	12.46	to	30.59	9,024,841	2.30%	0.83%	to	0.98%
2019	0.00%	to	0.15%	415	12.36	to	30.29	12,434	2.11%	25.39%	to	27.03%
2018	0.00%	to	1.30%	415	9.74	to	28.39	9,649	1.64%	-10.33%	to	-9.18%
2017	0.00%	to	1.30%	459	10.74	to	31.66	12,022	1.62%	7.32%	to	8.74%
2016	0.00%	to	1.30%	524	24.14	to	29.50	12,636	1.83%	18.95%	to	20.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Asset Allocation Class 4 (AMVAA4)
2020	0.00%	to	0.15%	2,767,533	13.99	to	17.78	48,666,793	1.53%	11.99%	to	12.16%
2019	0.00%	to	0.15%	2,612	12.49	to	15.85	41,087	1.80%	20.74%	to	20.93%
2018	0.00%	to	0.15%	2,289	10.35	to	13.11	29,894	1.56%	-4.96%	to	-4.86%
2017	0.00%	to	0.15%	1,755	10.89	to	13.78	24,096	1.55%	8.90%	to	15.90%
2016			0.00%	1,259	11.89			14,969	1.62%	9.18%
American Funds Blue Chip Income and Growth 4 (AMVBC4)
2020	0.00%	to	0.15%	1,424,251	13.34	to	19.14	26,588,948	1.67%	8.31%	to	8.47%
2019	0.00%	to	0.15%	1,366	12.32	to	17.65	23,452	1.89%	20.85%	to	21.03%
2018	0.00%	to	0.15%	1,342	10.19	to	14.58	19,280	2.08%	-9.10%	to	-8.93%
2017	0.00%	to	0.15%	966	11.21	to	16.01	15,301	2.01%	12.10%	to	16.69%
2016			0.00%	752	13.72			10,342	3.07%	18.48%
American Funds Bond Class 4 (AMVBD4)
2020	0.00%	to	0.15%	2,225,087	11.97	to	13.09	29,005,228	2.14%	9.22%	to	9.38%
2019	0.00%	to	0.15%	1,328	10.96	to	11.97	15,869	2.85%	8.92%	to	9.08%
2018	0.00%	to	0.15%	769	10.06	to	10.97	8,416	2.42%	-1.08%	to	-0.90%
2017	0.00%	to	0.15%	586	10.17	to	11.07	6,442	1.79%	1.70%	to	3.26%
2016			0.00%	293	10.72			3,142	1.11%	2.78%
American Funds Capital Income Builder Class 4 (AMVCB4)
2020	0.00%	to	0.15%	604,879	11.66	to	11.71	7,083,640	2.78%	3.96%	to	4.11%
2019	0.00%	to	0.15%	403	11.22	to	11.25	4,531	2.64%	17.44%	to	17.62%
2018	0.00%	to	0.15%	138	19.55	to	19.56	1,324	2.15%	-4.50%	to	-4.40%	****
American Funds Capital World Bond Class 4 (AMVGB4)
2020	0.00%	to	0.15%	410,406	11.91	to	12.26	5,025,071	1.30%	9.45%	to	9.62%
2019	0.00%	to	0.15%	276	10.88	to	11.18	3,086	1.36%	7.38%	to	7.54%
2018	0.00%	to	0.15%	257	10.14	to	10.40	2,671	1.67%	-1.74%	to	-1.61%
2017	0.00%	to	0.15%	197	10.32	to	10.57	2,078	0.00%	3.20%	to	6.66%
2016			0.00%	159	9.91			1,577	0.00%	2.38%
American Funds Global Growth Class 4 (AMVGG4)
2020	0.00%	to	0.15%	1,004,020	15.46	to	15.53	15,578,575	0.12%	29.97%	to	30.17%
2019	0.00%	to	0.15%	328	11.90	to	11.93	3,909	1.33%	34.67%	to	34.87%
2018	0.00%	to	0.15%	84	18.84			740	0.73%			-11.60%	****
American Funds Growth-Income Class 4 (AMVGI4)
2020	0.00%	to	0.15%	1,702,010	15.71	to	22.09	36,412,348	1.16%	13.08%	to	13.25%
2019	0.00%	to	0.15%	1,852	13.89	to	19.51	35,398	1.52%	25.67%	to	25.85%
2018	0.00%	to	0.15%	1,608	11.06	to	15.50	24,399	1.32%	-2.21%	to	-2.02%
2017	0.00%	to	0.15%	1,408	11.31	to	15.82	22,122	1.53%	13.10%	to	22.07%
2016			0.00%	896	12.96			11,619	1.44%	11.24%
American Funds Growth Class 4 (AMVGR4)
2020	0.00%	to	0.15%	2,585,157	22.30	to	33.04	83,595,419	0.21%	51.49%	to	51.71%
2019	0.00%	to	0.15%	2,416	14.72	to	21.78	51,573	0.57%	30.24%	to	30.44%
2018	0.00%	to	0.15%	2,214	11.30	to	16.69	36,222	0.26%	-0.70%	to	-0.54%
2017	0.00%	to	0.15%	1,974	11.38	to	16.78	32,776	0.54%	13.80%	to	27.99%
2016			0.00%	1,042	13.11			13,691	0.69%	9.25%
American Funds Global Small Cap Class 4 (AMVGS4)
2020	0.00%	to	0.15%	435,192	14.81	to	14.87	6,471,105	0.12%	29.20%	to	29.39%
2019	0.00%	to	0.15%	196	11.46	to	11.49	2,254	0.01%	31.05%	to	31.24%
2018	0.00%	to	0.15%	151	18.75	to	18.76	1,324	0.02%	-12.50%	to	-12.40%	****
American Funds Global Growth and Income Class 4 (AMVGW4)
2020	0.00%	to	0.15%	535,514	12.57	to	12.63	6,759,549	1.21%	8.38%	to	8.55%
2019	0.00%	to	0.15%	453	11.60	to	11.63	5,244	2.90%	30.54%	to	30.73%
2018	0.00%	to	0.15%	107	18.89	to	18.90	948	1.77%	-11.10%	to	-11.00%	****
American Funds High-Income Bond Class 4 (AMVHI4)
2020	0.00%	to	0.15%	1,060,269	12.06	to	13.83	14,635,915	11.79%	7.57%	to	7.74%
2019	0.00%	to	0.15%	1,277	11.21	to	12.84	16,385	5.11%	12.10%	to	12.27%
2018	0.00%	to	0.15%	194	10.00	to	11.44	2,214	2.04%	-2.82%	to	-2.64%
2017	0.00%	to	0.15%	915	10.29	to	11.75	10,744	7.59%	2.90%	to	6.62%
2016			0.00%	700	11.02			7,711	11.46%	17.36%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds International Class 4 (AMVI4)
2020	0.00%	to	0.15%	2,224,133	13.94	to	16.01	35,380,706	0.45%	13.49%	to	13.66%
2019	0.00%	to	0.15%	2,217	12.28	to	14.09	31,024	1.36%	22.48%	to	22.67%
2018	0.00%	to	0.15%	1,969	10.02	to	11.49	22,501	1.52%	-13.55%	to	-13.35%
2017	0.00%	to	0.15%	1,737	11.59	to	13.26	22,966	1.53%	15.90%	to	31.81%
2016			0.00%	1,123			10.06	11,331	1.48%	3.29%
American Funds International Growth and Income Class 4 (AMVIG4)
2020	0.00%	to	0.15%	759,289	11.30	to	11.34	8,611,269	1.41%	5.57%	to	5.73%
2019	0.00%	to	0.15%	516	10.70	to	10.73	5,532	3.42%	22.28%	to	22.46%
2018	0.00%	to	0.15%	239	18.75	to	18.76	2,092	3.87%	-12.50%	to	-12.40%	****
American Funds Mortgage Class 4 (AMVM4)
2020	0.00%	to	0.15%	1,001,249	11.09	to	12.13	12,136,577	1.15%	6.22%	to	6.38%
2019	0.00%	to	0.15%	724	10.44	to	11.41	8,261	2.54%	4.65%	to	4.80%
2018	0.00%	to	0.15%	843	9.97	to	10.88	9,175	3.67%	-0.10%	to	0.00%
2017	0.00%	to	0.15%	294	9.98	to	10.88	3,190	1.39%	-0.20%	to	1.02%
2016			0.00%	251			10.77	2,704	0.86%	1.99%
American Funds New World (AMVNW4)
2020	0.00%	to	0.15%	3,581,357	15.45	to	17.56	62,613,273	0.04%	23.11%	to	23.29%
2019	0.00%	to	0.15%	2,561	12.55	to	14.25	36,340	0.78%	28.62%	to	28.82%
2018	0.00%	to	0.15%	2,275	9.76	to	11.06	25,088	0.81%	-14.39%	to	-14.26%
2017	0.00%	to	0.15%	1,223	11.40	to	12.90	15,757	1.03%	14.00%	to	29.13%
2016			0.00%	530			9.99	5,295	0.96%	5.05%
American Funds US Government/AAA Rated Securities 4 (AMVUA4)
2020	0.00%	to	0.15%	1,965,339	11.79	to	11.84	23,259,980	1.67%	9.32%	to	9.48%
2019	0.00%	to	0.15%	779	10.78	to	10.81	8,418	2.04%	4.99%	to	5.14%
2018	0.00%	to	0.15%	558	20.27	to	20.28	5,735	4.37%	2.70%	to	2.80%	****
American Funds Mngd Rsk Growth-Income P-2 (AVGIP2)
2020			0.00%	3,300			17.07	56,342	1.70%	9.58%
2019			0.00%	3			15.58	52	0.37%	18.85%
2018			0.00%	3			13.11	44	1.06%	-1.94%
2017			0.00%	3			13.37	45	0.99%	20.34%
2016			0.00%	3			11.11	38	0.85%	6.11%
American Funds Mngd Rsk Asset Allocation P-2 (AVPAP2)
2020	0.00%	to	0.15%	422,577	12.81	to	15.23	6,372,668	1.54%	5.72%	to	5.88%
2019	0.00%	to	0.15%	365	12.11	to	14.38	5,163	2.33%	17.81%	to	17.99%
2018	0.00%	to	0.15%	363	10.28	to	12.19	4,394	1.29%	-5.08%	to	-4.91%
2017	0.00%	to	0.15%	259	10.83	to	12.82	3,285	0.73%	8.30%	to	14.77%
2016			0.00%	162			11.17	1,804	1.34%	7.30%
American Funds Mngd Rsk Blue Chp Inc & Gr P-2 (AVRBP2)
2020	0.00%	to	0.15%	166,068	11.49	to	14.09	2,332,363	1.74%	-1.39%	to	-1.25%
2019	0.00%	to	0.15%	172	11.65	to	14.27	2,436	1.58%	13.71%	to	13.88%
2018	0.00%	to	0.15%	210	10.25	to	12.53	2,612	3.09%	-7.49%	to	-7.39%
2017	0.00%	to	0.15%	226	11.08	to	13.53	3,048	1.69%	10.80%	to	15.05%
2016			0.00%	114			11.76	1,335	1.95%	13.40%
American Funds Mngd Rsk Growth Class P-2 (AVRGP2)
2020			0.00%	7,421			21.99	163,196	0.67%	32.03%
2019			0.00%	18			16.66	295	0.86%	21.74%
2018			0.00%	18			13.68	244	0.00%	-0.36%
2017			0.00%	18			13.73	247	0.00%	25.96%
2016			0.00%	18			10.90	201	0.00%	2.54%
American Funds Mngd Rsk International P-2 (AVRIP2)
2020			0.00%	3,442			12.47	42,905	1.19%	2.80%
2019			0.00%	4			12.13	44	1.67%	17.64%
2018			0.00%	4			10.31	38	1.69%	-10.50%
2017			0.00%	4			11.52	42	0.73%	28.72%
2016			0.00%	4			8.95	33	0.84%	-3.03%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2020			0.00%	82,146			24.09	1,978,952	5.11%	1.98%
2019	0.00%	to	0.15%	187	11.26	to	23.62	4,416	4.61%	14.11%	to	14.28%
2018	0.00%	to	0.15%	50	9.87	to	20.67	1,030	4.48%	-4.08%	to	-3.95%
2017	0.00%	to	0.15%	134	10.29	to	21.52	2,883	4.33%	2.90%	to	7.01%
2016			0.00%	151			20.11	3,036	4.60%	13.74%
Amundi Pioneer Bond VCT II (PIVB2)
2020	0.00%	to	0.15%	1,152,972	11.90	to	19.75	22,591,383	2.79%	8.26%	to	8.42%
2019	0.00%	to	0.15%	1,392	10.99	to	18.21	25,161	3.01%	8.72%	to	8.89%
2018	0.00%	to	0.15%	1,157	10.11	to	16.73	19,143	3.07%	-1.08%	to	-0.95%
2017	0.00%	to	0.15%	870	10.22	to	16.89	14,631	2.61%	2.20%	to	3.62%
2016			0.00%	767			16.30	12,503	2.53%	3.95%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2020	0.00%	to	0.15%	236,786	12.66	to	32.60	7,563,445	2.39%	-0.41%	to	-0.26%
2019	0.00%	to	0.15%	336	12.71	to	32.69	10,320	2.50%	23.62%	to	25.23%
2018	0.00%	to	1.30%	338	10.16	to	26.10	8,571	2.11%	-9.97%	to	-8.77%
2017	0.00%	to	1.30%	402	11.16	to	28.61	11,468	1.46%	11.60%	to	15.18%
2016	0.00%	to	1.30%	300	22.24	to	24.84	7,451	1.81%	17.98%	to	19.54%
Amundi Pioneer Fund VCT Class II (PIVF2)
2020	0.00%	to	0.15%	136,180	18.00	to	41.41	5,395,892	0.52%	23.77%	to	23.96%
2019	0.00%	to	0.15%	78	14.54	to	33.40	2,440	0.82%	29.34%	to	31.03%
2018	0.00%	to	1.30%	44	11.11	to	25.49	1,099	0.74%	-3.03%	to	-1.73%
2017	0.00%	to	1.30%	40	11.33	to	25.94	1,029	1.33%	13.30%	to	21.33%
2016	0.00%	to	1.30%	48	16.52	to	21.38	1,023	1.32%	8.26%	to	9.64%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2020	0.00%	to	0.15%	53,494	11.46	to	26.07	1,376,296	0.97%	1.72%	to	1.87%
2019	0.00%	to	0.15%	77	11.26	to	25.59	1,953	0.94%	27.89%	to	28.08%
2018	0.00%	to	0.15%	56	8.81	to	19.98	1,091	0.42%	-19.62%	to	-19.50%
2017	0.00%	to	0.15%	52	10.96	to	24.82	1,286	0.46%	9.60%	to	12.87%
2016			0.00%	63			21.99	1,392	0.42%	16.23%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2020	0.00%	to	0.15%	908,451	11.77	to	20.60	18,143,107	3.26%	7.21%	to	7.37%
2019	0.00%	to	0.15%	807	10.98	to	19.19	15,204	3.10%	9.35%	to	9.52%
2018	0.00%	to	0.15%	729	10.04	to	17.52	12,573	3.00%	-2.05%	to	-1.96%
2017	0.00%	to	0.15%	769	10.25	to	17.87	13,740	3.36%	2.50%	to	4.75%
2016			0.00%	759			17.06	12,945	3.27%	7.36%
BlackRock Capital Appreciation V.I. Cl3 (BRVCA3)
2020			0.00%	441			44.49	19,619	0.00%	41.52%
2019			0.00%	1			31.44	34	0.00%	31.55%
2018			0.00%	1			23.90	32	0.00%	2.14%
2017			0.00%	1			23.40	32	0.00%	32.95%
2016			0.00%	3			17.60	47	0.00%	-0.11%
BlackRock Equity Dividend V.I. Cl3 (BRVED3)
2020	0.00%	to	0.15%	622,611	13.64	to	25.96	15,962,443	2.02%	3.42%	to	3.57%
2019	0.00%	to	0.15%	480	13.19	to	25.06	11,966	1.85%	27.27%	to	27.46%
2018	0.00%	to	0.15%	407	10.37	to	19.66	7,995	1.78%	-7.49%	to	-7.44%
2017	0.00%	to	0.15%	343	11.21	to	21.24	7,261	1.63%	12.10%	to	16.51%
2016			0.00%	275			18.23	5,018	1.60%	16.04%
BlackRock High Yield V.I. Cl3 (BRVHY3)
2020	0.00%	to	0.15%	3,166,680	12.26	to	17.23	54,425,076	5.01%	6.88%	to	7.04%
2019	0.00%	to	0.15%	2,721	11.47	to	16.10	43,622	5.12%	14.69%	to	14.86%
2018	0.00%	to	0.15%	784	10.00	to	14.01	10,838	5.25%	-3.10%	to	-2.91%
2017	0.00%	to	0.15%	1,488	10.32	to	14.43	21,371	4.93%	3.20%	to	7.05%
2016			0.00%	1,925			13.48	25,943	5.25%	12.80%
BlackRock Total Return V.I. Cl3 (BRVTR3)
2020	0.00%	to	0.15%	1,561,452	11.91	to	13.70	21,233,815	1.85%	8.39%	to	8.55%
2019	0.00%	to	0.15%	1,212	10.99	to	12.62	15,164	2.61%	8.98%	to	9.15%
2018	0.00%	to	0.15%	1,201	10.08	to	11.56	13,809	2.48%	-0.88%	to	-0.69%
2017	0.00%	to	0.15%	1,115	10.17	to	11.64	12,955	2.21%	1.70%	to	3.19%
2016			0.00%	885			11.28	9,985	1.74%	2.45%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock U.S. Government Bond V.I. Cl3 (BRVUG3)
2020	0.00%	to	0.15%	425,420	11.23	to	11.89	5,048,651	1.51%	5.88%	to	6.03%
2019	0.00%	to	0.15%	165	10.61	to	11.22	1,849	2.02%	5.98%	to	6.14%
2018	0.00%	to	0.15%	264	10.01	to	10.57	2,785	1.96%	-0.20%	to	0.00%
2017	0.00%	to	0.15%	112	10.03	to	10.57	1,182	1.81%	0.30%	to	1.25%
2016			0.00%	200			10.44	2,088	1.50%	0.97%
BlackRock Advantage Large Cap Core V.I. Cl3 (BVLCC3)
2020	0.00%	to	0.15%	174,813	16.18	to	33.94	5,644,483	0.93%	19.32%	to	19.50%
2019	0.00%	to	0.15%	193	13.56	to	28.40	5,401	1.16%	28.37%	to	28.56%
2018	0.00%	to	0.15%	201	10.57	to	22.09	4,004	1.91%	-5.62%	to	-5.52%
2017	0.00%	to	0.15%	63	11.20	to	23.38	1,443	1.34%	12.00%	to	21.96%
2016			0.00%	42			19.17	813	1.15%	10.24%
BlackRock Advantage Large Cap Value V.I. Cl3 (BVLCV3)
2020	0.00%	to	0.15%	177,562	13.01	to	26.91	4,370,022	1.73%	3.27%	to	3.42%
2019	0.00%	to	0.15%	151	12.60	to	26.02	3,581	1.84%	24.41%	to	24.60%
2018	0.00%	to	0.15%	126	10.13	to	20.88	2,423	2.05%	-8.57%	to	-8.46%
2017	0.00%	to	0.15%	83	11.08	to	22.81	1,874	2.04%	10.80%	to	16.85%
2016			0.00%	34			19.52	660	0.96%	13.16%
BlackRock Large Cap Focus Growth V.I. Cl3 (BVLFG3)
2020	0.00%	to	0.15%	541,834	22.28	to	49.97	24,662,946	0.00%	43.21%	to	43.43%
2019	0.00%	to	0.15%	324	15.55	to	34.84	11,007	0.00%	32.13%	to	32.33%
2018	0.00%	to	0.15%	201	11.77	to	26.33	5,087	0.00%	2.62%	to	2.77%
2017	0.00%	to	0.15%	154	11.47	to	25.62	3,925	0.00%	14.70%	to	29.26%
2016			0.00%	44			19.82	873	0.00%	7.54%
BlackRock Global Allocation V.I. Cl3 (MLVGA3)
2020	0.00%	to	0.15%	1,106,140	14.04	to	19.68	21,575,083	1.33%	20.53%	to	20.71%
2019	0.00%	to	0.15%	1,113	11.65	to	16.30	18,036	1.21%	17.58%	to	17.76%
2018	0.00%	to	0.15%	1,271	9.90	to	13.84	17,505	0.91%	-7.74%	to	-7.61%
2017	0.00%	to	0.15%	1,318	10.73	to	14.98	19,685	1.29%	7.30%	to	13.74%
2016			0.00%	1,396			13.17	18,386	1.37%	3.78%
BNY Mellon Stock Index (DSIF)
2020	0.00%	to	1.30%	1,324,053	16.43	to	43.13	39,509,703	1.53%	16.48%	to	18.01%
2019	0.00%	to	1.30%	1,888	13.99	to	36.55	48,020	1.69%	29.49%	to	31.18%
2018	0.00%	to	1.30%	2,166	10.72	to	27.86	41,928	1.64%	-5.88%	to	-4.62%
2017	0.00%	to	1.30%	2,298	11.30	to	29.21	50,062	1.73%	13.00%	to	21.51%
2016	0.00%	to	1.30%	2,038	12.72	to	24.04	38,553	2.05%	10.26%	to	11.71%
BNY Mellon Sustainable U.S. Equity (DSRG)
2020	0.00%	to	1.30%	174,503	17.04	to	43.86	7,219,181	0.62%	22.54%	to	24.14%
2019	0.00%	to	1.30%	65	24.05	to	35.33	2,287	1.38%	32.62%	to	34.36%
2018	0.00%	to	1.30%	34	10.25	to	26.29	892	1.71%	-5.67%	to	-4.43%
2017	0.00%	to	1.30%	35	10.74	to	27.51	960	1.14%	7.40%	to	15.35%
2016	0.00%	to	1.30%	36	16.88	to	23.85	858	1.29%	8.97%	to	10.37%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2020	0.00%	to	0.15%	997,144	13.46	to	41.48	39,275,153	1.07%	10.47%	to	10.64%
2019	0.00%	to	0.15%	1,062	12.18	to	37.49	37,922	0.87%	22.03%	to	22.21%
2018	0.00%	to	0.15%	1,081	9.98	to	30.68	32,248	0.71%	-9.11%	to	-8.96%
2017	0.00%	to	0.15%	938	10.98	to	33.70	31,482	0.59%	9.80%	to	12.41%
2016			0.00%	838			29.98	25,131	0.79%	25.70%
Calvert VP SRI Balanced Class F (CVSBF)
2020	0.00%	to	0.15%	270,964	14.83	to	17.36	4,653,764	1.62%	14.59%	to	14.76%
2019	0.00%	to	0.15%	219	12.94	to	15.12	3,290	1.82%	24.09%	to	24.28%
2018	0.00%	to	0.15%	107	10.43	to	12.17	1,302	1.88%	-2.80%	to	-2.64%
2017	0.00%	to	0.15%	104	10.73	to	12.50	1,304	2.95%	7.30%	to	11.31%
2016			0.00%	43			11.23	482	1.98%	7.36%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2020	0.00%	to	1.30%	336,784	23.28	to	104.64	25,571,921	0.00%	43.92%	to	45.80%
2019	0.00%	to	1.30%	320	15.99	to	71.77	18,318	0.00%	52.97%	to	54.97%
2018	0.00%	to	1.30%	251	10.33	to	46.31	9,735	0.00%	-9.65%	to	-8.46%
2017	0.00%	to	1.30%	312	11.31	to	50.59	14,788	0.00%	13.10%	to	34.94%
2016	0.00%	to	1.30%	202	13.78	to	37.49	7,565	0.00%	17.48%	to	19.02%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
CVP Select Large Cap Value (CLVLV1)
2020	0.00%	to	0.15%	467,291	13.71	to	27.51	12,108,282	0.00%	6.92%	to	7.08%
2019	0.00%	to	0.15%	515	12.82	to	25.69	12,369	0.00%	26.56%	to	26.75%
2018	0.00%	to	0.15%	553	10.13	to	20.27	10,428	0.00%	-12.37%	to	-12.21%
2017	0.00%	to	0.15%	360	11.56	to	23.09	8,232	0.00%	15.60%	to	20.95%
2016			0.00%	204			19.09	3,898	0.00%			19.99%
CVP Strategic Income 2 (CLVSI2)
2020	0.00%	to	0.15%	368,732	11.97	to	12.87	4,743,347	3.30%	6.46%	to	6.62%
2019	0.00%	to	0.15%	671	11.24	to	12.07	8,103	2.67%	10.05%	to	10.22%
2018	0.00%	to	0.15%	196	10.22	to	10.95	2,146	3.50%	-0.78%	to	-0.64%
2017	0.00%	to	0.15%	224	10.30	to	11.02	2,465	4.15%	3.00%	to	5.86%
2016			0.00%	54			10.41	566	6.45%			4.10%
CVP Select Small Cap Value (CLVSV1)
2020	0.00%	to	0.15%	123,618	12.32	to	22.82	2,798,238	0.00%	9.03%	to	9.19%
2019	0.00%	to	0.15%	142	11.30	to	20.90	2,936	0.00%	17.56%	to	17.74%
2018	0.00%	to	0.15%	108	9.61	to	17.75	1,897	0.00%	-12.72%	to	-12.60%
2017	0.00%	to	0.15%	130	11.01	to	20.31	2,638	0.00%	10.10%	to	12.27%
2016			0.00%	295			18.09	5,342	0.00%	13.99%
Credit Suisse Trust Commodity Return Strategy (CSCRS)
2020	0.00%	to	0.15%	435,314	5.30	to	9.66	2,338,869	5.06%	-1.63%	to	-1.48%
2019	0.00%	to	0.15%	408	5.38	to	9.82	2,228	0.90%	6.53%	to	6.69%
2018	0.00%	to	0.15%	289	5.05	to	9.22	1,485	2.23%	-11.77%	to	-11.56%
2017	0.00%	to	0.15%	294	5.71	to	10.45	1,681	8.91%	1.42%	to	4.50%
2016			0.00%	310			5.63	1,746	0.00%	12.15%
Delaware VIP Small Cap Value - Service (DWVSVS)
2020	0.00%	to	0.15%	728,478	11.13	to	14.26	10,283,200	1.02%	-2.32%	to	-2.18%
2019	0.00%	to	0.15%	711	11.39	to	14.58	10,235	0.71%	27.53%	to	27.72%
2018	0.00%	to	0.15%	570	8.93	to	11.41	6,404	0.58%	-17.08%	to	-16.96%
2017	0.00%	to	0.15%	493	10.77	to	13.74	6,744	0.75%	7.70%	to	11.71%
2016			0.00%	645			12.30	7,932	0.00%	31.13%
DFA VA Equity Allocation (DFVEA)
2020	0.35%	to	0.50%	3,507,495	12.81	to	12.87	45,147,186	1.92%	11.60%	to	11.77%
2019	0.35%	to	0.50%	2,744	11.48	to	11.52	31,601	2.60%	25.28%	to	25.47%
2018	0.35%	to	0.50%	1,119	9.16	to	9.18	10,276	2.78%	-11.67%	to	-11.48%
2017	0.35%	to	0.50%	93			20.37	960	1.87%	3.70%
DFA VA Global Bond (DFVGB)
2020	0.00%	to	0.50%	11,365,370	10.63	to	12.62	133,526,500	0.03%	0.95%	to	1.46%
2019	0.00%	to	0.50%	11,216	10.53	to	12.44	130,542	2.63%	3.67%	to	4.19%
2018	0.00%	to	0.50%	10,444	10.16	to	11.94	117,558	4.89%	1.20%	to	1.70%
2017	0.00%	to	0.50%	8,490	10.04	to	11.74	95,106	1.92%	0.40%	to	2.18%
2016	0.00%	to	0.35%	7,071	10.53	to	11.49	78,592	1.79%	1.45%	to	1.68%
DFA VA Global Moderate Allocation (DFVGMI)
2020	0.35%	to	0.50%	4,775,522	13.11	to	14.82	70,438,260	1.15%	10.73%	to	10.90%
2019	0.35%	to	0.50%	4,862	11.84	to	13.37	64,851	2.46%	17.54%	to	17.71%
2018	0.35%	to	0.50%	4,447	10.08	to	11.36	50,430	2.25%	-7.35%	to	-7.19%
2017	0.35%	to	0.50%	3,539	10.88	to	12.24	43,301	2.11%	8.80%	to	14.18%
2016	0.00%	to	0.35%	2,325			10.72	24,929	2.11%	8.72%
DFA VA International Small (DFVIS)
2020	0.00%	to	0.50%	4,406,757	12.42	to	24.41	71,820,016	2.13%	8.87%	to	9.41%
2019	0.00%	to	0.50%	4,735	11.40	to	22.31	71,733	2.88%	23.28%	to	23.90%
2018	0.00%	to	0.50%	4,385	9.25	to	18.01	55,070	1.74%	-20.19%	to	-19.74%
2017	0.00%	to	0.50%	3,594	11.59	to	22.44	57,733	2.88%	15.90%	to	29.94%
2016	0.00%	to	0.35%	2,690	10.58	to	17.27	34,730	2.47%	5.91%	to	6.21%
DFA VA International Value (DFVIV)
2020	0.00%	to	0.50%	8,199,650	10.83	to	15.82	96,657,769	2.47%	-2.25%	to	-1.76%
2019	0.00%	to	0.50%	8,359	11.08	to	16.10	101,742	3.59%	15.28%	to	15.86%
2018	0.00%	to	0.50%	8,599	9.61	to	13.90	90,969	2.91%	-17.51%	to	-17.06%
2017	0.00%	to	0.50%	6,470	11.65	to	16.76	85,259	3.27%	16.50%	to	25.83%
2016	0.00%	to	0.35%	4,938	9.38	to	13.32	53,235	3.56%	8.69%	to	9.09%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA VA Short-Term Fixed (DFVSTF)
2020	0.00%	to	0.50%	8,277,850	10.35	to	10.89	87,391,602	0.61%	0.10%	to	0.60%
2019	0.00%	to	0.50%	7,824	10.34	to	10.83	82,310	2.22%	2.00%	to	2.52%
2018	0.00%	to	0.50%	8,292	10.14	to	10.56	85,311	2.00%	1.30%	to	1.73%
2017	0.00%	to	0.50%	4,400	10.01	to	10.38	44,863	1.15%	0.10%	to	0.87%
2016	0.00%	to	0.35%	3,448	10.02	to	10.29	35,074	0.73%	0.50%	to	0.78%
DFA VA U.S. Large Value (DFVULV)
2020	0.00%	to	0.50%	7,968,758	12.22	to	33.67	143,031,525	2.22%	-1.87%	to	-1.38%
2019	0.00%	to	0.50%	8,735	12.45	to	34.14	160,680	2.25%	25.16%	to	25.78%
2018	0.00%	to	0.50%	8,406	9.95	to	27.14	125,371	2.37%	-12.57%	to	-12.11%
2017	0.00%	to	0.50%	6,606	11.38	to	30.88	118,168	2.10%	13.80%	to	19.09%
2016	0.00%	to	0.35%	4,918	12.43	to	25.93	79,570	2.19%	18.38%	to	18.89%
DFA VA U.S. Targeted Value (DFVUTV)
2020	0.00%	to	0.50%	5,895,378	11.57	to	31.88	96,085,372	1.86%	3.47%	to	3.98%
2019	0.00%	to	0.50%	5,910	11.19	to	30.65	94,913	1.57%	21.95%	to	22.56%
2018	0.00%	to	0.50%	5,122	9.17	to	25.01	68,856	1.03%	-16.33%	to	-15.88%
2017	0.00%	to	0.50%	4,250	10.96	to	29.73	71,203	1.19%	9.41%	to	9.79%
2016	0.00%	to	0.35%	3,188	12.43	to	27.08	52,527	1.20%	26.97%	to	27.50%
Eaton Vance VT Floating-Rate Income (ETVFR)
2020	0.00%	to	0.15%	3,447,445	11.08	to	14.56	49,852,570	3.33%	1.85%	to	2.00%
2019	0.00%	to	0.15%	4,554	10.88	to	14.27	64,566	4.31%	6.91%	to	7.07%
2018	0.00%	to	0.15%	5,587	10.17	to	13.33	74,134	3.83%	-0.20%	to	-0.07%
2017	0.00%	to	0.15%	4,811	10.19	to	13.34	64,153	3.28%	1.90%	to	3.49%
2016			0.00%	5,371			12.89	69,250	3.44%	8.87%
Federated Hermes High Income Bond II (FHIB)
2020	0.00%	to	0.15%	522,011	11.98	to	29.16	14,626,799	5.09%	5.43%	to	5.59%
2019	0.00%	to	0.15%	546	11.37	to	27.62	14,735	5.59%	13.06%	to	14.54%
2018	0.00%	to	1.30%	404	9.94	to	24.11	9,475	7.54%	-4.55%	to	-3.29%
2017	0.00%	to	1.30%	503	10.29	to	24.93	12,448	4.87%	2.90%	to	6.95%
2016	0.00%	to	1.30%	393	22.68	to	23.31	9,161	6.94%	13.34%	to	14.77%
Federated Hermes Kaufmann II (FVK2S)
2020	0.00%	to	0.15%	210,166	20.31	to	43.37	7,977,118	0.00%	28.29%	to	28.48%
2019	0.00%	to	0.15%	195	15.83	to	33.76	5,823	0.00%	33.32%	to	33.52%
2018	0.00%	to	0.15%	187	11.87	to	25.28	4,144	0.00%	3.40%	to	3.56%
2017	0.00%	to	0.15%	113	11.48	to	24.41	2,588	0.00%	14.80%	to	27.94%
2016			0.00%	80			19.08	1,535	0.00%	3.41%
Federated Hermes Managed Volatility II (FVU2)
2020	0.00%	to	0.15%	291,843	12.25	to	29.11	8,381,908	2.58%	0.78%	to	0.93%
2019	0.00%	to	0.15%	309	12.15	to	28.85	8,857	2.18%	18.68%	to	20.23%
2018	0.00%	to	1.30%	393	10.12	to	23.99	9,320	2.78%	-9.67%	to	-8.50%
2017	0.00%	to	1.30%	363	11.08	to	26.22	9,493	3.97%	10.80%	to	18.11%
2016	0.00%	to	1.30%	382	15.25	to	22.20	8,487	4.91%	6.27%	to	7.71%
Fidelity VIP Balanced - Serv II (FB2)
2020	0.00%	to	0.15%	1,037,385	15.67	to	27.55	26,689,795	1.38%	21.94%	to	22.13%
2019	0.00%	to	0.15%	937	12.85	to	22.56	20,308	1.55%	23.93%	to	24.11%
2018	0.00%	to	0.15%	847	10.37	to	18.18	14,718	1.30%	-4.60%	to	-4.42%
2017	0.00%	to	0.15%	725	10.87	to	19.02	13,564	1.41%	8.70%	to	16.12%
2016			0.00%	537			16.38	8,805	1.34%	6.99%
Fidelity VIP Contrafund - Serv II (FC2)
2020	0.00%	to	0.15%	896,211	17.65	to	36.89	31,922,192	0.08%	30.04%	to	30.23%
2019	0.00%	to	0.15%	938	13.57	to	28.32	26,039	0.21%	31.08%	to	31.27%
2018	0.00%	to	0.15%	1,042	10.35	to	21.57	22,148	0.42%	-6.84%	to	-6.66%
2017	0.00%	to	0.15%	1,136	11.11	to	23.11	26,104	0.78%	11.10%	to	21.57%
2016	0.00%			1,231	19.01			23,407	0.64%	7.77%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Dynamic Capital Apprec - Serv II (FDCA2)
2020			0.00%	1,875			39.67	74,378	0.04%	33.34%
2019			0.00%	2			29.75	56	0.39%			29.82%
2018			0.00%	2			22.92	43	0.34%	-5.13%
2017			0.00%	2			24.16	45	0.62%	23.45%
2016			0.00%	2			19.57	37	0.73%	2.68%
Fidelity VIP Disciplined Small Cap - Serv II (FDSCS2)
2020	0.00%	to	0.15%	305,400	13.16	to	29.62	8,701,542	0.63%	17.95%	to	18.12%
2019	0.00%	to	0.15%	199	11.16	to	25.08	4,764	0.91%	23.19%	to	23.37%
2018	0.00%	to	0.15%	131	9.06	to	20.33	2,604	0.60%	-13.38%	to	-13.27%
2017	0.00%	to	0.15%	105	10.46	to	23.44	2,447	0.00%	4.60%	to	6.79%
2016			0.00%	116			21.95	2,545	0.82%	22.28%
Fidelity VIP Equity-Income - Serv II (FEI2)
2020	0.00%	to	0.15%	342,904	13.41	to	27.35	8,464,030	2.34%	6.28%	to	6.44%
2019	0.00%	to	0.15%	161	12.62	to	25.70	4,089	1.91%	26.92%	to	27.11%
2018	0.00%	to	0.15%	123	9.94	to	20.22	2,477	1.89%	-8.72%	to	-8.51%
2017	0.00%	to	0.15%	213	10.89	to	22.10	4,699	1.84%	8.90%	to	12.64%
2016			0.00%	136			19.62	2,669	2.23%	17.70%
Fidelity VIP Growth - Serv II (FG2)
2020	0.00%	to	0.15%	467,189	22.03	to	51.03	23,566,935	0.04%	43.33%	to	43.55%
2019	0.00%	to	0.15%	397	15.37	to	35.55	13,936	0.06%	33.78%	to	33.98%
2018	0.00%	to	0.15%	358	11.49	to	26.53	9,475	0.00%	-0.61%	to	-0.45%
2017	0.00%	to	0.15%	500	11.56	to	26.65	13,317	0.00%	15.60%	to	34.80%
2016			0.00%	216			19.77	4,264	0.00%	0.56%
Fidelity VIP Growth & Income - Serv II (FGI2)
2020	0.00%	to	0.15%	105,452	14.06	to	31.10	2,918,766	1.94%	7.43%	to	7.59%
2019	0.00%	to	0.15%	102	13.09	to	28.90	2,909	3.87%	29.49%	to	29.68%
2018	0.00%	to	0.15%	134	10.11	to	22.29	2,963	0.35%	-9.33%	to	-9.21%
2017	0.00%	to	0.15%	141	11.15	to	24.55	3,437	1.10%	11.50%	to	16.63%
2016			0.00%	144			21.05	3,021	2.20%	15.79%
Fidelity VIP Growth Opportunities - Serv II (FGO2)
2020	0.00%	to	0.15%	749,150	30.59	to	75.18	51,854,757	0.00%	67.98%	to	68.23%
2019	0.00%	to	0.15%	720	18.21	to	44.69	31,262	0.00%	40.28%	to	40.49%
2018	0.00%	to	0.15%	278	12.98	to	31.81	8,254	0.05%	11.99%	to	12.20%
2017	0.00%	to	0.15%	140	11.59	to	28.35	3,953	0.09%	15.90%	to	34.17%
2016			0.00%	61			21.13	1,285	0.05%	0.09%
Fidelity VIP High Income - Serv II (FHI2)
2020			0.00%	594,216			16.87	10,023,455	5.28%	2.42%
2019	0.00%	to	0.15%	942	11.34	to	16.47	15,488	5.53%	14.60%	to	14.77%
2018	0.00%	to	0.15%	284	9.90	to	14.35	4,063	6.67%	-3.79%	to	-3.63%
2017	0.00%	to	0.15%	484	10.29	to	14.89	7,213	3.62%	2.90%	to	6.89%
2016			0.00%	615			13.93	8,565	3.71%	14.18%
Fidelity VIP Investment Grade Bond - Serv II (FIGBP2)
2020	0.00%	to	0.15%	5,801,243	12.04	to	14.85	85,961,238	2.47%	9.00%	to	9.16%
2019	0.00%	to	0.15%	3,120	11.04	to	13.60	42,391	2.90%	9.24%	to	9.40%
2018	0.00%	to	0.15%	2,024	10.11	to	12.43	25,148	2.47%	-0.98%	to	-0.80%
2017	0.00%	to	0.15%	1,944	10.21	to	12.53	24,352	2.29%	2.10%	to	3.98%
2016			0.00%	1,371			12.05	16,532	2.06%	4.51%
Fidelity VIP Mid Cap - Serv II (FMC2)
2020	0.00%	to	0.15%	325,332	13.90	to	24.98	7,956,690	0.40%	17.69%	to	17.87%
2019	0.00%	to	0.15%	323	11.81	to	21.19	6,736	0.68%	22.99%	to	23.17%
2018	0.00%	to	0.15%	351	9.61	to	17.20	5,943	0.00%	-14.88%	to	-14.77%
2017	0.00%	to	0.15%	344	11.29	to	20.18	6,951	0.51%	12.90%	to	20.48%
2016			0.00%	281			16.75	4,710	0.00%	11.97%
Fidelity VIP Energy Service Class 2 (FNRS2)
2020	0.00%	to	0.15%	53,848	11.67	to	11.68	628,783	2.08%	16.67%	to	16.79%	****
Fidelity VIP Overseas - Serv II (FO2)
2020	0.00%	to	0.15%	420,265	14.14	to	19.28	8,024,096	0.23%	15.16%	to	15.33%
2019	0.00%	to	0.15%	488	12.28	to	16.71	8,161	1.64%	27.31%	to	27.50%
2018	0.00%	to	0.15%	481	9.65	to	13.11	6,298	1.28%	-15.13%	to	-15.04%
2017	0.00%	to	0.15%	717	11.37	to	15.43	11,065	1.33%	13.70%	to	29.99%
2016			0.00%	614	11.87			7,309	1.50%	-5.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Real Estate - Serv II (FRESS2)
2020	0.00%	to	0.15%	364,928	10.97	to	21.69	7,787,899	1.81%	-6.93%	to	-6.79%
2019	0.00%	to	0.15%	509	11.79	to	23.27	11,702	1.50%	22.76%	to	22.95%
2018	0.00%	to	0.15%	532	9.60	to	18.93	9,980	2.76%	-6.61%	to	-6.47%
2017	0.00%	to	0.15%	532	10.28	to	20.24	10,725	1.52%	2.80%	to	3.79%
2016			0.00%	546	19.50			10,667	1.08%	5.46%
Fidelity VIP Value -Serv II (FV2)
2020	0.00%	to	0.15%	126,669	13.18	to	28.13	3,293,216	1.36%	5.86%	to	6.02%
2019	0.00%	to	0.15%	153	12.45	to	26.53	3,832	1.87%	31.68%	to	31.88%
2018	0.00%	to	0.15%	132	9.45	to	20.12	2,483	0.78%	-14.25%	to	-14.09%
2017	0.00%	to	0.15%	158	11.02	to	23.42	3,691	1.09%	10.20%	to	15.37%
2016			0.00%	169	20.30			3,440	0.90%	11.72%
Fidelity VIP FundsManager 20% Service 2 (FVF202)
2020			0.00%	1,407	14.39			20,240	0.98%	8.07%
2019			0.00%	1	13.31			19	1.77%	10.16%
2018			0.00%	1	12.08			17	1.68%	-1.87%
2017			0.00%	1	12.31			18	1.15%	7.23%
2016			0.00%	1	11.48			17	1.17%	2.68%
Fidelity VIP FundsManager 50% Service 2 (FVF502)
2020			0.00%	18,460	18.71			345,465	0.97%	13.89%
2019			0.00%	24	16.43			391	1.47%	17.69%
2018			0.00%	31	13.96			433	1.20%	-5.42%
2017			0.00%	38	14.76			559	0.96%	14.24%
2016			0.00%	43	12.92			552	1.09%	4.11%
Fidelity VIP FundsManager 60% Service 2 (FVF602)
2020			0.00%	39,371	20.38			802,366	0.93%	14.92%
2019			0.00%	53	17.73			942	1.38%	20.25%
2018			0.00%	54	14.75			800	1.11%	-6.47%
2017			0.00%	55	15.77			874	0.97%	16.73%
2016			0.00%	57	13.51			767	1.13%	4.65%
Fidelity VIP FundsManager 70% Service 2 (FVF702)
2020			0.00%	83	21.75			1,805	0.80%	15.94%
2019			0.00%	-	18.76			2	1.23%	22.54%
2018			0.00%	-	15.31			1	0.88%	-7.66%
2017			0.00%	-	16.58			1	0.79%	18.94%
2016			0.00%	-	13.94			1	0.98%	4.89%
Fidelity VIP Freedom Income Serv II (FVFI2)
2020	0.00%	to	0.15%	629,799	12.51	to	13.28	8,355,075	1.93%	10.12%	to	10.29%
2019	0.00%	to	0.15%	164	11.36	to	12.04	1,972	3.11%	11.47%	to	11.63%
2018	0.00%	to	0.15%	89	10.19	to	10.79	960	1.55%	-2.39%	to	-2.26%
2017	0.00%	to	0.15%	68	10.44	to	11.04	747	3.55%	4.40%	to	8.34%
2016			0.00%	4	10.19			39	0.52%	1.90%
Fidelity VIP Intl Capital Apprec - Serv II (FVICA2)
2020	0.00%	to	0.15%	1,188,493	16.50	to	26.88	30,851,198	0.16%	21.73%	to	21.91%
2019	0.00%	to	0.15%	999	13.56	to	22.05	21,059	0.31%	32.73%	to	32.93%
2018	0.00%	to	0.15%	897	10.22	to	16.59	14,290	0.56%	-13.10%	to	-12.96%
2017	0.00%	to	0.15%	585	11.76	to	19.06	11,144	0.00%	17.60%	to	36.05%
2016			0.00%	402	14.01			5,630	0.96%	-3.18%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2020	0.00%	to	0.15%	2,531,219	11.91	to	15.60	39,318,963	3.18%	7.00%	to	7.16%
2019	0.00%	to	0.15%	2,315	11.13	to	14.56	33,540	3.26%	10.49%	to	10.66%
2018	0.00%	to	0.15%	2,170	10.08	to	13.16	28,453	3.63%	-2.89%	to	-2.81%
2017	0.00%	to	0.15%	2,432	10.38	to	13.54	32,833	3.18%	3.80%	to	7.55%
2016			0.00%	1,884	12.59			23,727	3.56%	7.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity VIP Value Strategies - Serv II (FVSS2)
2020			0.00%	939	26.03			24,440	1.07%	8.02%
2019			0.00%	1			24.10	23	1.38%			34.10%
2018			0.00%	1	17.97			21	0.69%	-17.49%
2017			0.00%	2	21.78			34	1.24%	19.08%
2016			0.00%	3	18.29			55	0.81%	9.26%
Fidelity VIP Target Volatility - Serv II (FVTV2)
2020			0.00%	21,902	17.00			372,327	1.29%	8.99%
2019			0.00%	22	15.60			342	1.11%	18.65%
2018			0.00%	33	13.15			440	1.48%	-5.94%
2017			0.00%	38	13.98			526	1.10%	16.31%
2016			0.00%	41	12.02			490	1.16%	4.98%
First Eagle Overseas (FEOVF)
2020	0.00%	to	0.15%	1,859,877	11.91	to	24.85	44,490,322	2.51%	6.69%	to	6.85%
2019	0.00%	to	0.15%	2,293	11.16	to	23.26	52,158	0.33%	17.20%	to	17.38%
2018	0.00%	to	0.15%	2,280	9.52	to	19.81	44,544	2.24%	-10.69%	to	-10.56%
2017	0.00%	to	0.15%	2,123	10.66	to	22.15	46,946	1.17%	6.60%	to	14.59%
2016			0.00%	1,695	19.33			32,799	0.64%	5.17%
Franklin Templeton Global Bond II (FTVGI2)
2020	0.00%	to	0.15%	1,441,573	9.60	to	17.03	24,292,360	8.71%	-5.42%	to	-5.28%
2019	0.00%	to	0.15%	2,529	10.15	to	17.98	45,071	6.79%	1.86%	to	2.01%
2018	0.00%	to	0.15%	2,493	9.97	to	17.63	43,646	0.00%	1.84%	to	1.97%
2017	0.00%	to	0.15%	2,350	9.79	to	17.29	40,501	0.00%	-2.10%	to	1.89%
2016			0.00%	2,178	16.97			36,952	0.00%	2.97%
Franklin Global Real Estate II (FTVGR2)
2020	0.00%	to	0.15%	125,580	11.46	to	24.50	2,926,450	3.03%	-5.53%	to	-5.39%
2019			0.00%	123	25.90			3,197	3.27%	22.19%	to	22.37%
2018	0.00%	to	0.15%	156	9.93	to	21.16	3,293	2.71%	-6.85%	to	-6.78%
2017	0.00%	to	0.15%	176	10.66	to	22.70	4,002	3.04%	6.60%	to	10.46%
2016			0.00%	179	20.55			3,685	1.19%	0.54%
Franklin Income II (FTVIS2)
2020	0.00%	to	0.15%	817,213	11.80	to	27.50	21,730,983	5.82%	0.54%	to	0.69%
2019	0.00%	to	0.15%	904	11.74	to	27.31	24,000	5.19%	15.88%	to	16.06%
2018	0.00%	to	0.15%	837	10.13	to	23.53	19,209	4.90%	-4.43%	to	-4.31%
2017	0.00%	to	0.15%	823	10.60	to	24.59	20,090	4.24%	6.00%	to	9.68%
2016			0.00%	661	22.42			14,833	4.98%	14.04%
Franklin Mutual Shares II (FTVMS2)
2020	0.00%	to	0.15%	90,860	10.88	to	27.22	2,462,380	2.63%	-5.19%	to	-5.04%
2019	0.00%	to	0.15%	111	11.48	to	28.67	3,017	1.70%	22.39%	to	22.57%
2018	0.00%	to	0.15%	163	9.38	to	23.39	3,672	2.37%	-9.20%	to	-9.06%
2017	0.00%	to	0.15%	185	10.33	to	25.72	4,596	2.48%	3.30%	to	8.34%
2016			0.00%	200	23.74			4,748	1.95%	16.09%
Franklin Rising Dividends II (FTVRD2)
2020	0.00%	to	0.15%	441,656	15.96	to	19.20	8,321,735	1.10%	15.80%	to	15.97%
2019	0.00%	to	0.15%	514	13.78	to	16.55	8,437	1.24%	29.04%	to	29.23%
2018	0.00%	to	0.15%	453	10.68	to	12.81	5,788	1.23%	-5.24%	to	-5.04%
2017	0.00%	to	0.15%	354	11.27	to	13.49	4,772	1.31%	12.70%	to	20.55%
2016			0.00%	367	11.19			4,110	1.12%	16.08%
Franklin Strategic Income II (FTVSI2)
2020	0.00%	to	0.15%	770,634	11.09	to	20.74	15,905,462	5.30%	3.27%	to	3.43%
2019	0.00%	to	0.15%	681	10.74	to	20.05	13,577	4.96%	7.89%	to	8.05%
2018	0.00%	to	0.15%	684	9.95	to	18.56	12,687	2.75%	-2.36%	to	-2.11%
2017	0.00%	to	0.15%	787	10.19	to	18.96	14,919	2.93%	1.90%	to	4.52%
2016			0.00%	813	18.14			14,784	3.49%	7.98%
Franklin U.S. Government Securities II (FTVUG2)
2020	0.00%	to	0.15%	767,411	10.97	to	13.80	10,432,357	3.86%	3.68%	to	3.83%
2019	0.00%	to	0.15%	763	10.58	to	13.29	10,076	2.70%	5.07%	to	5.23%
2018	0.00%	to	0.15%	444	10.07	to	12.63	5,610	2.33%	0.20%	to	0.32%
2017	0.00%	to	0.15%	393	10.05	to	12.59	4,954	2.71%	0.50%	to	1.29%
2016			0.00%	395	12.43			4,910	2.77%	0.73%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Goldman Sachs VIT Global Trends Allocation - Ser (GVGMNS)
2020			0.00%	13,031			13.16	171,429	0.29%	4.11%
2019			0.00%	13			12.64	166	1.50%	11.94%
2018			0.00%	13			11.29	149	0.67%	-4.32%
2017			0.00%	13			11.80	156	0.00%	13.14%
2016			0.00%	13			10.43	138	0.00%	4.30%
Goldman Sachs VIT Multi-Strategy Alternatives (GVMSA)
2020	0.00%	to	0.15%	372,742	10.64	to	10.93	3,971,012	1.78%	6.42%	to	6.58%
2019	0.00%	to	0.15%	243	9.98	to	10.27	2,427	2.85%	8.44%	to	8.60%
2018	0.00%	to	0.15%	239	9.19	to	9.47	2,199	1.12%	-7.25%	to	-7.08%
2017	0.00%	to	0.15%	486	9.89	to	10.21	4,812	2.77%	2.10%	to	5.10%
2016			0.00%	141			9.41	1,327	0.70%	0.32%
Guggenheim Var Ser Floating Rate Strategies Ser F (GVFRB)
2020	0.00%	to	0.15%	1,331,332	10.86	to	12.67	16,816,416	5.41%	-0.14%	to	0.01%
2019	0.00%	to	0.15%	1,739	10.87	to	12.67	21,949	5.07%	7.44%	to	7.60%
2018	0.00%	to	0.15%	2,726	10.12	to	11.78	31,994	2.96%	-0.98%	to	-0.76%
2017	0.00%	to	0.15%	2,417	10.22	to	11.87	28,673	3.31%	2.20%	to	3.49%
2016			0.00%	1,984			11.47	22,780	5.43%	8.51%
Guggenheim Var Ser Large Cap Value Ser B (GVLCVB)
2020			0.00%	1,153			25.57	29,481	2.22%	2.21%
2019			0.00%	1			25.02	37	1.78%	21.82%
2018			0.00%	2			20.54	31	1.35%	-9.52%
2017			0.00%	2			22.70	35	1.28%	15.82%
2016			0.00%	2			19.60	31	1.75%	21.44%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2020			0.00%	164,212			24.27	3,985,222	0.24%	17.20%
2019	0.00%	to	0.15%	118	12.80	to	20.71	2,426	0.80%	46.93%	to	47.15%
2018	0.00%	to	0.15%	36	8.71	to	14.07	490	0.00%	-26.31%	to	-26.22%
2017	0.00%	to	0.15%	136	11.82	to	19.07	2,593	0.00%	18.20%	to	26.29%
2016			0.00%	172			15.10	2,603	0.00%	38.03%
Guggenheim Rydex US Government Money Market (GVRUGM)
2020			0.00%	92,205			11.26	1,037,947	0.07%	0.07%
2019			0.00%	144			11.25	1,615	0.87%	-0.43%	to	0.87%
2018	0.00%	to	1.30%	157	9.21	to	11.15	1,753	0.56%	-0.75%	to	0.54%
2017	0.00%	to	1.30%	195	9.28	to	11.09	2,157	0.00%	-1.28%	to	0.00%
2016	0.00%	to	1.30%	228	9.40	to	11.09	2,532	0.00%	-1.26%	to	0.00%
Guggenheim Var Ser U.S. Total Return Bond Ser E (GVTRBE)
2020	0.00%	to	0.15%	5,128,019	12.48	to	16.88	86,059,466	1.85%	14.04%	to	14.21%
2019	0.00%	to	0.15%	3,805	10.95	to	14.78	55,821	2.81%	4.33%	to	4.49%
2018	0.00%	to	0.15%	3,536	10.49	to	14.15	49,735	4.30%	0.96%	to	1.14%
2017	0.00%	to	0.15%	3,309	10.39	to	13.99	46,229	4.50%	3.90%	to	6.71%
2016			0.00%	2,586			13.11	33,919	4.59%	6.85%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2020			0.00%	181,390			0.59	107,365	0.24%	-38.00%
2019	0.00%	to	0.15%	71	0.95	to	6.08	164	0.33%	-28.94%	to	-28.01%
2018	0.00%	to	1.30%	3,150	1.09	to	8.46	4,221	0.00%	-3.54%	to	-2.21%
2017	0.00%	to	1.30%	46	1.13	to	8.72	63	0.00%	-25.66%	to	-12.80%
2016	0.00%	to	1.30%	335	1.52	to	1.81	607	0.00%	-10.59%	to	-9.50%
Guggenheim Rydex Biotechnology (RBF)
2020	0.00%	to	1.30%	74,097	15.21	to	67.95	3,862,239	0.00%	19.75%	to	21.31%
2019	0.00%	to	0.15%	74	12.56	to	56.01	3,247	0.00%	23.06%	to	24.67%
2018	0.00%	to	1.30%	79	10.09	to	44.93	2,923	0.00%	-10.62%	to	-9.45%
2017	0.00%	to	1.30%	115	11.16	to	49.62	5,518	0.00%	11.60%	to	29.45%
2016	0.00%	to	1.30%	70	27.41	to	38.33	2,674	0.00%	-20.71%	to	-19.66%
Guggenheim Rydex Banking (RBKF)
2020	0.00%	to	0.15%	152,240	9.28	to	10.63	1,429,957	2.46%	-8.60%	to	-8.46%
2019			0.00%	184			10.13	1,867	0.60%	26.73%	to	28.39%
2018	0.00%	to	1.30%	284	6.95	to	9.07	2,245	0.45%	-20.21%	to	-19.24%
2017	0.00%	to	1.30%	388	8.71	to	11.24	3,785	0.43%	11.10%	to	12.56%
2016	0.00%	to	1.30%	826	7.84	to	8.68	7,172	0.30%	25.64%	to	27.27%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Basic Materials (RBMF)
2020	0.00%	to	0.15%	50,325	13.60	to	28.63	1,433,482	1.79%	19.57%	to	19.75%
2019	0.00%	to	0.15%	40	11.38	to	23.91	943	0.00%	19.86%	to	21.43%
2018	0.00%	to	1.30%	37	9.38	to	19.69	727	0.31%	-18.53%	to	-17.44%
2017	0.00%	to	1.30%	223	11.38	to	23.85	5,320	0.41%	13.80%	to	21.44%
2016	0.00%	to	1.30%	167	19.31	to	19.64	3,285	0.00%	29.16%	to	30.85%
Guggenheim Rydex Consumer Products (RCPF)
2020	0.00%	to	0.15%	154,023	12.07	to	36.62	5,546,233	1.18%	7.41%	to	7.58%
2019	0.00%	to	0.15%	272	11.24	to	34.04	8,887	0.90%	20.75%	to	22.33%
2018	0.00%	to	1.30%	187	9.20	to	27.82	5,214	0.53%	-13.27%	to	-12.13%
2017	0.00%	to	1.30%	145	10.49	to	31.66	4,592	1.18%	4.90%	to	11.52%
2016	0.00%	to	1.30%	135	24.85	to	28.39	3,823	0.72%	4.06%	to	5.42%
Guggenheim Rydex Electronics (RELF)
2020	0.00%	to	1.30%	68,291	25.51	to	58.18	3,833,459	0.00%	53.95%	to	55.96%
2019	0.00%	to	1.30%	108	16.38	to	37.30	3,891	0.00%	57.23%	to	59.28%
2018	0.00%	to	1.30%	36	10.30	to	23.42	759	0.00%	-13.87%	to	-12.71%
2017	0.00%	to	1.30%	112	11.82	to	26.83	2,956	0.00%	18.20%	to	31.07%
2016	0.00%	to	1.30%	74	13.59	to	20.47	1,509	0.00%	22.65%	to	24.36%
Guggenheim Rydex Energy (RENF)
2020	0.00%	to	0.15%	225,570	5.58	to	7.41	1,584,773	1.85%	-34.27%	to	-34.17%
2019	0.00%	to	1.30%	337	8.49	to	12.12	3,737	0.19%	5.43%	to	6.81%
2018	0.00%	to	1.30%	164	7.96	to	11.50	1,709	0.78%	-26.47%	to	-25.51%
2017	0.00%	to	1.30%	163	10.70	to	15.64	2,305	0.00%	-7.46%	to	7.00%
2016	0.00%	to	1.30%	226	15.10	to	16.90	3,407	1.07%	29.70%	to	31.42%
Guggenheim Rydex Energy Services (RESF)
2020	0.00%	to	0.15%	367,858	3.38	to	3.49	1,276,935	0.59%	-37.43%	to	-37.33%
2019	0.00%	to	0.15%	173	5.40	to	5.57	962	0.00%	-1.35%	to	-0.07%
2018	0.00%	to	1.30%	30	5.41	to	5.85	167	1.08%	-46.38%	to	-45.61%
2017	0.00%	to	1.30%	45	9.97	to	10.91	459	0.00%	-19.72%	to	-0.30%
2016	0.00%	to	1.30%	67	12.61	to	13.59	846	1.65%	21.56%	to	23.14%
Guggenheim Rydex Financial Services (RFSF)
2020	0.00%	to	0.15%	187,237	12.54	to	16.40	3,052,122	1.47%	-0.26%	to	-0.11%
2019	0.00%	to	0.15%	212	12.57	to	16.42	3,455	1.04%	26.42%	to	28.08%
2018	0.00%	to	1.30%	77	9.83	to	12.82	988	0.29%	-13.45%	to	-12.31%
2017	0.00%	to	1.30%	430	11.22	to	14.62	6,280	0.57%	12.20%	to	15.57%
2016	0.00%	to	1.30%	319	11.40	to	12.65	4,030	0.57%	14.34%	to	15.84%
Guggenheim Rydex Health Care (RHCF)
2020	0.00%	to	1.30%	91,516	16.00	to	45.03	3,551,771	0.00%	17.15%	to	18.68%
2019	0.00%	to	1.30%	64	13.50	to	37.95	2,221	0.00%	20.98%	to	22.57%
2018	0.00%	to	1.30%	70	11.03	to	30.96	2,032	0.00%	-0.08%	to	1.24%
2017	0.00%	to	1.30%	100	10.91	to	30.58	3,062	0.00%	9.10%	to	22.86%
2016	0.00%	to	1.30%	53	21.73	to	24.89	1,321	0.00%	-10.83%	to	-9.69%
Guggenheim Rydex High Yield Strategy (RHYS)
2020	0.00%	to	0.15%	446,863	11.49	to	13.36	5,964,570	5.39%	-0.62%	to	-0.47%
2019	0.00%	to	0.15%	157	11.57	to	13.42	2,092	3.90%	13.67%	to	13.84%
2018	0.00%	to	0.15%	62	10.18	to	11.79	725	7.54%	-0.97%	to	-0.84%
2017	0.00%	to	0.15%	66	10.28	to	11.89	788	3.43%	2.80%	to	6.83%
2016			0.00%	79			11.13	877	2.29%	11.63%
Guggenheim Rydex Internet (RINF)
2020	0.00%	to	1.30%	44,197	57.32	to	77.03	3,384,444	0.00%	58.14%	to	60.21%
2019	0.00%	to	0.15%	30	14.04	to	48.08	1,365	0.00%	23.84%	to	25.46%
2018	0.00%	to	1.30%	39	11.20	to	38.32	1,292	0.00%	-4.44%	to	-3.21%
2017	0.00%	to	1.30%	35	11.59	to	39.59	1,333	0.00%	15.90%	to	33.98%
2016	0.00%	to	1.30%	78	23.17	to	29.55	2,302	0.00%	3.12%	to	4.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2020	0.00%	to	0.15%	642,602	2.63	to	6.58	1,728,229	0.28%	-21.21%	to	-21.09%
2019			0.00%	309			3.34	1,032	0.00%	-14.41%	to	-13.29%
2018	0.00%	to	1.30%	549	2.63	to	9.64	2,111	0.00%	2.33%	to	3.77%
2017	0.00%	to	1.30%	622	2.57	to	9.30	2,304	0.00%	-10.14%	to	-7.00%
2016	0.00%	to	1.30%	214	2.86	to	4.07	870	0.00%	-4.03%	to	-2.86%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2020			0.00%	67,571			11.55	780,337	0.64%	0.24%
2019			0.00%	124			11.52	1,429	2.09%	26.77%	to	28.43%
2018	0.00%	to	1.30%	31	8.73	to	9.12	277	0.30%	-20.05%	to	-18.97%
2017	0.00%	to	1.30%	82	10.92	to	11.27	906	0.60%	12.70%	to	28.57%
2016	0.00%	to	1.30%	38	8.60	to	8.61	331	1.03%	-6.83%	to	-5.59%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2020			0.00%	11,422			37.55	428,938	0.74%	40.46%
2019	0.00%	to	0.15%	5	14.29	to	26.74	129	1.60%	37.23%	to	39.03%
2018	0.00%	to	1.30%	7	10.29	to	19.23	127	0.00%	-23.98%	to	-22.96%
2017	0.00%	to	1.30%	106	13.38	to	24.96	2,648	0.00%	33.80%	to	50.27%
2016	0.00%	to	1.30%	12	13.07	to	16.61	205	0.00%	7.48%	to	8.92%
Guggenheim Rydex Leisure (RLF)
2020	0.00%	to	0.15%	195,451	14.40	to	37.78	7,103,841	0.00%	20.83%	to	21.01%
2019			0.00%	98			31.22	3,066	0.16%	27.61%	to	29.28%
2018	0.00%	to	1.30%	10	9.23	to	24.15	237	0.38%	-14.55%	to	-13.41%
2017	0.00%	to	1.30%	157	10.68	to	27.89	4,385	0.29%	6.80%	to	20.11%
2016	0.00%	to	1.30%	167	21.39	to	23.22	3,876	0.32%	8.14%	to	9.53%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2020			0.00%	2,154			46.76	100,720	0.28%	10.69%
2019	0.00%	to	1.30%	9	42.24	to	57.82	375	0.28%	34.35%	to	36.11%
2018	0.00%	to	1.30%	10	9.20	to	43.04	314	0.01%	-20.44%	to	-19.40%
2017	0.00%	to	1.30%	8	11.43	to	54.10	321	0.00%	14.30%	to	22.45%
2016	0.00%	to	1.30%	35	31.45	to	44.76	1,103	0.00%	27.96%	to	29.64%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2020			0.00%	52,796			40.47	2,136,877	0.00%	20.04%
2019			0.00%	2			33.72	59	0.00%	33.62%	to	35.37%
2018	0.00%	to	1.30%	19	9.13	to	34.64	464	0.00%	-20.61%	to	-19.57%
2017	0.00%	to	1.30%	24	11.36	to	43.63	735	0.00%	13.60%	to	20.04%
2016	0.00%	to	1.30%	34	25.80	to	36.83	871	0.00%	28.73%	to	30.37%
Guggenheim Rydex Nova (RNF)
2020	0.00%	to	0.15%	499,184	18.51	to	50.10	24,915,713	0.84%	19.85%	to	20.03%
2019	0.00%	to	1.30%	337	15.45	to	41.74	13,965	0.52%	43.17%	to	45.04%
2018	0.00%	to	1.30%	478	10.67	to	28.78	13,657	0.00%	-11.49%	to	-10.31%
2017	0.00%	to	1.30%	774	11.91	to	32.09	24,730	0.00%	19.10%	to	31.79%
2016	0.00%	to	1.30%	444	21.94	to	24.35	10,822	0.00%	14.21%	to	15.73%
Guggenheim Rydex NASDAQ-100 (ROF)
2020	0.00%	to	1.30%	352,946	21.98	to	83.70	28,369,773	0.38%	43.09%	to	44.96%
2019	0.00%	to	1.30%	338	15.19	to	58.50	18,018	0.11%	35.09%	to	36.86%
2018	0.00%	to	1.30%	187	11.11	to	43.30	7,331	0.00%	-3.09%	to	-1.81%
2017	0.00%	to	1.30%	320	11.34	to	44.68	13,548	0.00%	13.40%	to	31.12%
2016	0.00%	to	1.30%	202	32.42	to	34.52	6,548	0.00%	4.61%	to	5.98%
Guggenheim Rydex Precious Metals (RPMF)
2020	0.00%	to	1.30%	201,578	14.10	to	18.23	3,668,986	4.75%	32.57%	to	34.30%
2019	0.00%	to	0.15%	298	13.29	to	13.57	4,045	0.00%	50.23%	to	52.20%
2018	0.00%	to	1.30%	288	7.08	to	8.92	2,568	4.96%	-17.67%	to	-16.56%
2017	0.00%	to	1.30%	1,056	8.60	to	10.69	11,291	3.64%	5.00%	to	7.01%
2016	0.00%	to	1.30%	315	8.14	to	9.99	3,142	0.00%	63.45%	to	65.67%
Guggenheim Rydex Real Estate (RREF)
2020	0.00%	to	0.15%	27,330	11.11	to	20.43	547,602	1.65%	-5.96%	to	-5.82%
2019	0.00%	to	0.15%	54	11.81	to	21.69	1,122	1.40%	22.83%	to	24.43%
2018	0.00%	to	1.30%	266	9.51	to	18.63	4,576	0.69%	-8.54%	to	-7.34%
2017	0.00%	to	1.30%	77	10.27	to	20.37	1,434	1.79%	2.70%	to	6.63%
2016	0.00%	to	1.30%	84	17.64	to	19.35	1,485	1.51%	8.77%	to	10.18%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Retailing (RRF)
2020	0.00%	to	0.15%	71,281	18.59	to	45.03	3,120,108	0.00%	43.45%	to	43.67%
2019			0.00%	14	31.34			429	0.00%	22.87%	to	24.48%
2018	0.00%	to	1.30%	95	10.42	to	25.18	2,392	0.00%	-4.50%	to	-3.23%
2017	0.00%	to	1.30%	129	10.79	to	26.02	3,362	0.00%	7.90%	to	12.84%
2016	0.00%	to	1.30%	75	20.13	to	23.06	1,730	0.00%	-0.98%	to	0.30%
Guggenheim Long Short Equity (RSRF)
2020	0.00%	to	0.15%	71,051	10.91	to	18.19	1,265,781	0.85%	4.77%	to	4.93%
2019	0.00%	to	0.15%	133	10.42	to	17.34	2,268	0.56%	4.18%	to	5.54%
2018	0.00%	to	1.30%	149	9.88	to	17.84	2,431	0.00%	-14.07%	to	-12.93%
2017	0.00%	to	1.30%	159	11.37	to	20.76	2,992	0.00%	13.38%	to	14.85%
2016	0.00%	to	1.30%	113	16.43	to	18.31	1,853	0.00%	-0.65%	to	0.67%
Guggenheim Rydex Technology (RTEC)
2020	0.00%	to	0.15%	71,420	23.86	to	60.04	4,035,227	0.00%	49.02%	to	49.25%
2019	0.00%	to	0.15%	153	16.01	to	40.23	6,066	0.00%	37.94%	to	39.75%
2018	0.00%	to	1.30%	126	11.48	to	28.78	3,506	0.00%	-2.79%	to	-1.51%
2017	0.00%	to	1.30%	216	11.67	to	29.22	6,305	0.00%	16.70%	to	32.64%
2016	0.00%	to	1.30%	209	17.51	to	22.03	4,606	0.00%	9.64%	to	11.04%
Guggenheim Rydex Telecommunications (RTEL)
2020			0.00%	104,310	17.64			1,839,640	0.52%	9.49%
2019			0.00%	89	16.11			1,439	0.00%	11.75%	to	13.21%
2018	0.00%	to	1.30%	78	9.85	to	14.23	1,106	0.59%	-6.55%	to	-5.26%
2017	0.00%	to	1.30%	132	10.42	to	15.02	1,990	0.58%	4.20%	to	5.85%
2016	0.00%	to	1.30%	184	11.68	to	14.19	2,617	0.76%	15.87%	to	17.37%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2020	0.00%	to	1.30%	352,232	20.32	to	59.86	20,879,682	1.17%	16.57%	to	18.10%
2019	0.00%	to	1.30%	342	17.23	to	50.69	17,090	0.00%	60.42%	to	62.52%
2018	0.00%	to	1.30%	185	10.62	to	31.19	5,648	0.00%	-16.49%	to	-15.41%
2017	0.00%	to	1.30%	110	12.57	to	36.87	4,027	0.00%	25.70%	to	43.52%
2016	0.00%	to	1.30%	125	23.17	to	25.69	3,221	0.00%	18.88%	to	20.38%
Guggenheim Rydex Transportation (RTRF)
2020			0.00%	80,158	42.77			3,428,205	0.07%	40.62%
2019			0.00%	47	30.41			1,431	0.00%	20.66%	to	22.24%
2018	0.00%	to	1.30%	18	9.31	to	24.88	350	0.00%	-21.11%	to	-20.05%
2017	0.00%	to	1.30%	102	11.66	to	31.12	3,179	0.00%	16.60%	to	22.04%
2016	0.00%	to	1.30%	155	23.87	to	25.50	3,943	0.00%	13.94%	to	15.44%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2020	0.00%	to	0.15%	271,405	1.47	to	5.30	408,759	0.37%	-25.14%	to	-25.02%
2019	0.00%	to	0.15%	185	1.96	to	7.08	403	0.40%	-23.91%	to	-22.91%
2018	0.00%	to	1.30%	689	1.58	to	9.19	1,836	0.00%	2.60%	to	4.10%
2017	0.00%	to	1.30%	139	1.54	to	8.86	341	0.00%	-18.09%	to	-11.40%
2016	0.00%	to	1.30%	134	1.88	to	2.96	397	0.00%	-13.36%	to	-11.90%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2020			0.00%	149,633	26.20			3,920,866	0.13%	21.96%
2019			0.00%	110	21.48			2,358	1.20%	15.27%	to	16.78%
2018	0.00%	to	1.30%	219	10.16	to	18.40	4,024	1.61%	-6.53%	to	-5.30%
2017	0.00%	to	1.30%	111	10.75	to	19.43	2,151	1.27%	7.50%	to	9.65%
2016	0.00%	to	1.30%	272	16.83	to	17.72	4,814	0.96%	-1.58%	to	-0.34%
Guggenheim Rydex Utilities (RUTL)
2020			0.00%	138,089	28.56			3,944,013	2.05%	-5.13%
2019	0.00%	to	1.30%	150	12.92	to	30.11	4,513	0.27%	17.48%	to	19.01%
2018	0.00%	to	1.30%	372	10.87	to	25.35	9,417	2.06%	2.42%	to	3.82%
2017	0.00%	to	1.30%	182	10.49	to	24.75	4,425	1.88%	4.90%	to	10.97%
2016	0.00%	to	1.30%	190	21.96	to	22.58	4,164	1.03%	14.85%	to	16.38%
Guggenheim Multi-Hedge Strategies (RVARS)
2020	0.00%	to	0.15%	374,331	10.96	to	11.44	4,254,805	1.84%	7.23%	to	7.39%
2019	0.00%	to	0.15%	220	10.22	to	10.65	2,341	2.39%	4.86%	to	5.01%
2018	0.00%	to	0.15%	227	9.75	to	10.14	2,300	0.00%	-5.16%	to	-5.06%
2017	0.00%	to	0.15%	299	10.28	to	10.68	3,193	0.00%	2.80%	to	3.69%
2016			0.00%	478	10.30			4,921	0.00%	-0.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Commodities Strategy (RVCMD)
2020			0.00%	856,462	2.17			1,855,560	1.27%			-22.72%
2019	0.00%	to	0.15%	522	2.80	to	10.99	1,471	1.26%	15.08%	to	15.25%
2018	0.00%	to	0.15%	475	2.43	to	9.55	1,196	4.32%	-15.33%	to	-15.26%
2017	0.00%	to	0.15%	668	2.87	to	11.27	1,913	0.00%	4.74%	to	12.70%
2016			0.00%	277	2.74			761	0.00%			10.04%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2020	0.00%	to	1.30%	205,023	38.66	to	299.44	57,473,407	0.27%	84.46%	to	86.87%
2019	0.00%	to	1.30%	285	20.72	to	160.24	44,371	0.20%	78.17%	to	80.50%
2018	0.00%	to	1.30%	256	11.50	to	88.78	20,298	0.00%	-10.49%	to	-9.31%
2017	0.00%	to	1.30%	273	12.70	to	97.89	24,292	0.00%	27.00%	to	69.48%
2016	0.00%	to	1.30%	345	45.49	to	57.76	19,927	0.00%	8.18%	to	9.60%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2020	0.00%	to	0.15%	6,775,205	0.14	to	2.43	956,250	0.84%	-45.84%	to	-45.76%
2019	0.00%	to	0.15%	398	0.26	to	4.48	106	0.00%	-36.92%	to	-36.10%
2018	0.00%	to	1.30%	733	0.32	to	7.02	345	0.00%	0.00%	to	2.50%
2017	0.00%	to	1.30%	229	0.32	to	6.94	97	0.00%	-40.74%	to	-30.60%
2016	0.00%	to	1.30%	315	0.54	to	0.66	207	0.00%	-29.87%	to	-29.03%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2020			0.00%	13	1.20			16	0.72%			-24.89%
2019	0.00%	to	0.15%	19	1.60	to	7.99	69	0.20%	-21.34%	to	-20.31%
2018	0.00%	to	1.30%	142	1.52	to	10.05	319	0.00%	9.35%	to	10.80%
2017	0.00%	to	1.30%	10	1.39	to	9.07	18	0.00%	-14.72%	to	-9.30%
2016	0.00%	to	1.30%	13	1.63	to	2.09	27	0.00%	-20.10%	to	-18.99%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2020	0.00%	to	0.15%	52,233	0.99	to	5.50	61,552	0.46%	-30.91%	to	-30.81%
2019	0.00%	to	0.15%	102	1.43	to	7.96	221	0.63%	-21.64%	to	-20.62%
2018	0.00%	to	1.30%	1,338	1.41	to	10.04	2,409	0.00%	10.16%	to	11.11%
2017	0.00%	to	1.30%	78	1.28	to	9.05	126	0.00%	-14.67%	to	-9.50%
2016	0.00%	to	1.30%	166	1.50	to	1.87	310	0.00%	-21.47%	to	-20.09%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2020	0.00%	to	1.30%	139,417	17.19	to	45.31	6,288,423	0.00%	25.68%	to	27.32%
2019	0.00%	to	1.30%	188	29.53	to	35.59	6,699	0.00%	24.96%	to	26.60%
2018	0.00%	to	1.30%	185	10.69	to	28.11	5,167	0.00%	-6.86%	to	-5.64%
2017	0.00%	to	1.30%	173	11.35	to	29.79	5,151	0.00%	13.50%	to	24.38%
2016	0.00%	to	1.30%	154	20.66	to	23.95	3,694	0.00%	1.22%	to	2.57%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2020	0.00%	to	1.30%	197,016	10.76	to	25.58	4,850,228	1.70%	-11.72%	to	-10.56%
2019	0.00%	to	1.30%	120	12.05	to	28.60	3,208	0.76%	21.68%	to	23.27%
2018	0.00%	to	1.30%	170	9.79	to	23.20	3,772	0.00%	-14.43%	to	-13.30%
2017	0.00%	to	1.30%	269	11.31	to	26.76	7,139	0.78%	13.10%	to	15.84%
2016	0.00%	to	1.30%	162	21.02	to	23.10	3,747	0.94%	15.88%	to	17.38%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2020	0.00%	to	1.30%	32,483	18.04	to	61.50	1,517,651	0.75%	0.42%	to	1.73%
2019	0.00%	to	1.30%	55	17.76	to	60.45	2,720	0.84%	45.56%	to	47.47%
2018	0.00%	to	1.30%	60	12.06	to	40.99	2,380	0.14%	-15.36%	to	-14.23%
2017	0.00%	to	1.30%	185	14.09	to	47.79	8,601	0.04%	40.90%	to	58.51%
2016	0.00%	to	1.30%	126	25.47	to	30.15	3,787	0.00%	29.03%	to	30.75%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2020	0.00%	to	1.30%	168,943	14.09	to	41.75	7,030,845	0.00%	28.78%	to	30.47%
2019	0.00%	to	1.30%	36	10.81	to	32.00	1,141	0.00%	13.92%	to	15.41%
2018	0.00%	to	1.30%	57	9.38	to	27.73	1,556	0.00%	-15.96%	to	-14.83%
2017	0.00%	to	1.30%	68	11.03	to	32.56	2,134	0.00%	10.30%	to	18.79%
2016	0.00%	to	1.30%	59	24.80	to	27.41	1,621	0.00%	1.35%	to	2.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2020	0.00%			241,927	28.75			6,955,547	0.25%	7.42%
2019	0.00%	to	0.15%	34	11.12	to	26.77	918	0.00%	20.88%	to	22.46%
2018	0.00%	to	1.30%	39	9.10	to	21.86	856	0.00%	-20.04%	to	-18.98%
2017	0.00%	to	1.30%	150	11.24	to	26.98	4,025	0.00%	11.69%	to	13.17%
2016	0.00%	to	1.30%	141	21.98	to	23.84	3,361	0.00%	27.20%	to	28.86%
Guggenheim Global Managed Futures Strategy (RVMFU)
2020	0.00%	to	0.15%	504,081	7.65	to	10.60	3,871,037	4.51%	2.44%	to	2.60%
2019			0.00%	423			7.46	3,155	0.89%	7.98%	to	8.14%
2018	0.00%	to	0.15%	424	6.90	to	9.58	2,927	0.00%	-9.19%	to	-8.97%
2017	0.00%	to	0.15%	376	7.58	to	10.55	2,851	1.49%	5.50%	to	8.75%
2016	0.00%			353			6.97	2,465	3.76%	-14.79%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2020	0.00%	to	1.30%	159,696	31.10	to	35.59	5,681,846	0.00%	14.26%	to	15.76%
2019	0.00%	to	1.30%	116	27.22	to	30.75	3,576	0.00%	11.12%	to	12.57%
2018	0.00%	to	1.30%	80	9.91	to	27.31	2,147	0.00%	-10.23%	to	-9.03%
2017	0.00%	to	1.30%	87	10.91	to	30.02	2,560	0.00%	9.10%	to	16.04%
2016	0.00%	to	1.30%	182	23.81	to	25.87	4,695	0.00%	17.18%	to	18.72%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2020	0.00%	to	0.15%	117,300	9.59	to	19.77	2,317,624	0.00%	-6.11%	to	-5.97%
2019	0.00%	to	0.15%	143	10.22	to	21.03	3,013	0.21%	19.12%	to	20.68%
2018	0.00%	to	1.30%	95	8.48	to	17.42	1,648	0.00%	-21.64%	to	-20.60%
2017	0.00%	to	1.30%	209	10.69	to	21.94	4,585	0.00%	-1.55%	to	6.90%
2016	0.00%	to	1.30%	196	19.95	to	22.00	4,331	0.00%	30.05%	to	31.74%
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2020	0.00%	to	0.15%	83,220	7.54	to	8.79	627,958	0.44%	-14.16%	to	-14.03%
2019			0.00%	64			8.77	563	0.76%	4.46%	to	4.61%
2018	0.00%	to	0.15%	229	8.38	to	9.80	1,917	0.00%	11.62%	to	11.73%
2017	0.00%	to	0.15%	26	7.50	to	8.78	195	0.00%	-17.58%	to	-12.20%
2016			0.00%	290			9.10	2,638	0.00%	6.93%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2020			0.00%	160,195			7.26	1,162,708	0.17%	9.69%
2019	0.00%	to	0.15%	25	6.62	to	9.44	164	0.45%	-4.99%	to	-4.85%
2018	0.00%	to	0.15%	18	6.95	to	9.93	122	0.00%	-11.81%	to	-11.69%
2017	0.00%	to	0.15%	17	7.87	to	11.26	132	0.00%	12.60%	to	19.24%
2016			0.00%	18			6.60	121	0.00%	-8.59%
Guggenheim Var Ser World Equity Income Ser D (SBLD)
2020			0.00%	5,360			19.07	102,220	2.98%	6.65%
2019			0.00%	6			17.88	104	2.60%	21.40%
2018			0.00%	13			14.73	192	2.84%	-8.17%
2017			0.00%	14			16.04	218	2.78%	15.06%
2016			0.00%	14			13.94	198	3.00%	10.37%
Guggenheim Var Ser StylePlus Mid Growth Ser J (SBLJ)
2020	0.00%	to	0.15%	55,417	18.55	to	38.29	2,060,468	1.32%	31.91%	to	32.10%
2019	0.00%	to	0.15%	53	14.06	to	28.98	1,507	0.80%	32.50%	to	32.70%
2018	0.00%	to	0.15%	60	10.61	to	21.84	1,298	1.56%	-7.26%	to	-7.10%
2017	0.00%	to	0.15%	64	11.44	to	23.51	1,475	0.90%	14.40%	to	24.66%
2016			0.00%	55			18.86	1,041	0.70%	8.64%
Guggenheim Var Ser High Yield Ser P (SBLP)
2020	0.00%	to	0.15%	485,614	11.48	to	17.23	8,297,457	6.97%	4.48%	to	4.64%
2019	0.00%	to	0.15%	561	10.99	to	16.47	9,162	6.97%	11.54%	to	11.71%
2018	0.00%	to	0.15%	443	9.85	to	14.74	6,479	7.87%	-4.28%	to	-4.10%
2017	0.00%	to	0.15%	873	10.29	to	15.37	13,420	4.45%	2.90%	to	6.22%
2016			0.00%	1,558			14.47	22,554	7.83%	17.45%
Guggenheim Var Ser Small Cap Value Ser Q (SBLQ)
2020	0.00%	to	0.15%	39,700	10.89	to	21.82	860,257	1.04%	-1.12%	to	-0.97%
2019	0.00%	to	0.15%	30	11.01	to	22.04	650	0.78%	22.39%	to	22.58%
2018	0.00%	to	0.15%	37	9.00	to	17.98	652	0.00%	-12.79%	to	-12.68%
2017	0.00%	to	0.15%	40	10.32	to	20.59	829	0.00%	3.20%	to	3.73%
2016			0.00%	77			19.85	1,535	0.00%	26.59%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Var Ser StylePlus Small Growth Ser X (SBLX)
2020			0.00%	55			37.47	2,061	1.30%	31.82%
2019			0.00%	-			28.42	2	0.63%	25.68%
2018			0.00%	-			22.61	1	1.01%	-10.31%
2017			0.00%	-			25.21	1	0.73%	22.38%
2016			0.00%	-			20.60	1	0.00%	13.44%
Guggenheim Var Ser StylePlus Large Growth Ser Y (SBLY)
2020			0.00%	29,771			43.73	1,301,778	1.23%	37.87%
2019			0.00%	58			31.72	1,850	1.97%	33.92%
2018	0.00%	to	0.15%	47	11.20	to	23.68	1,105	1.49%	-3.78%	to	-3.66%
2017	0.00%	to	0.15%	56	11.64	to	24.58	1,375	0.97%	16.40%	to	30.12%
2016			0.00%	62			18.89	1,172	0.39%	8.75%
Invesco V.I. Comstock I (ACC1)
2020	0.00%	to	0.15%	130,661	12.53	to	25.95	3,253,024	1.93%	-1.00%	to	-0.85%
2019	0.00%	to	0.15%	152	12.65	to	26.17	3,839	1.86%	25.11%	to	25.30%
2018	0.00%	to	0.15%	179	10.11	to	20.89	3,700	1.62%	-12.32%	to	-12.15%
2017	0.00%	to	0.15%	122	11.53	to	23.78	2,854	2.21%	15.30%	to	17.84%
2016			0.00%	115			20.18	2,318	1.61%	17.33%
Invesco V.I. Growth and Income I (ACGI)
2020	0.00%	to	0.15%	101,254	12.20	to	25.79	2,569,295	2.10%	1.94%	to	2.09%
2019	0.00%	to	0.15%	153	11.97	to	25.26	3,815	1.85%	25.00%	to	25.19%
2018	0.00%	to	0.15%	156	9.57	to	20.18	3,139	2.08%	-13.55%	to	-13.39%
2017	0.00%	to	0.15%	163	11.07	to	23.30	3,791	1.41%	10.70%	to	14.33%
2016			0.00%	194			20.38	3,954	1.07%	19.67%
Invesco V.I. Value Opportunities II (AVBV2)
2020			0.00%	666			21.13	14,074	0.09%	5.33%
2019			0.00%	1			20.06	14	0.00%	28.44%	to	30.12%
2018	0.00%	to	1.30%	1	15.42	to	17.35	11	0.00%	-20.38%	to	-19.35%
2017	0.00%	to	1.30%	1	19.12	to	21.79	13	0.02%	15.72%	to	17.23%
2016	0.00%	to	1.30%	1	16.31	to	18.83	12	0.04%	16.38%	to	17.93%
Invesco V.I. Core Equity I (AVGI)
2020	0.00%	to	0.15%	45,667	14.24	to	28.97	1,310,939	0.87%	13.68%	to	13.85%
2019			0.00%	82			25.44	2,068	1.24%	27.30%	to	28.96%
2018	0.00%	to	1.30%	53	9.73	to	19.73	1,037	0.75%	-10.58%	to	-9.37%
2017	0.00%	to	1.30%	84	10.75	to	21.77	1,820	1.00%	7.50%	to	13.15%
2016	0.00%	to	1.30%	95	16.74	to	19.24	1,826	0.78%	8.84%	to	10.26%
Invesco V.I. High Yield I (AVHY1)
2020	0.00%	to	1.30%	363,353	21.71	to	25.24	9,170,931	7.41%	1.98%	to	3.32%
2019	0.00%	to	1.30%	272	21.29	to	24.43	6,655	8.27%	12.04%	to	13.51%
2018	0.00%	to	1.30%	151	9.92	to	21.52	3,253	6.80%	-4.62%	to	-3.37%
2017	0.00%	to	1.30%	335	10.28	to	22.27	7,465	6.25%	2.80%	to	6.30%
2016	0.00%	to	1.30%	1,066	18.98	to	20.95	22,335	6.79%	9.77%	to	11.20%
Invesco V.I. International Growth I (AVIE)
2020	0.00%	to	0.15%	282,110	13.80	to	16.87	4,741,689	2.75%	13.82%	to	14.00%
2019	0.00%	to	0.15%	396	12.12	to	14.80	5,850	1.26%	28.38%	to	28.57%
2018	0.00%	to	0.15%	427	9.44	to	11.51	4,906	1.86%	-15.11%	to	-14.99%
2017	0.00%	to	0.15%	633	11.12	to	13.54	8,558	1.46%	11.20%	to	23.09%
2016			0.00%	755			11.00	8,304	1.59%	-0.45%
Invesco V.I. Balanced Risk Allocation II (IVBRA2)
2020	0.00%	to	0.15%	549,017	12.54	to	15.37	8,361,239	7.54%	9.82%	to	9.99%
2019	0.00%	to	0.15%	643	11.42	to	13.97	8,942	0.00%	14.71%	to	14.88%
2018	0.00%	to	0.15%	625	9.95	to	12.16	7,564	1.97%	-6.92%	to	-6.75%
2017	0.00%	to	0.15%	277	10.69	to	13.04	3,611	3.36%	6.90%	to	9.86%
2016			0.00%	282			11.87	3,352	0.19%	11.56%
Invesco V.I. Core Plus Bond I (IVCPBI)
2020	0.00%	to	0.15%	1,534,952	12.21	to	12.96	19,865,535	2.06%	9.56%	to	9.72%
2019	0.00%	to	0.15%	990	11.14	to	11.81	11,669	3.80%	10.90%	to	11.06%
2018	0.00%	to	0.15%	418	10.05	to	10.64	4,446	3.61%	-2.52%	to	-2.30%
2017	0.00%	to	0.15%	543	10.31	to	10.89	5,904	5.51%	3.10%	to	6.35%
2016	0.00%			43	10.24			440	4.41%	2.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco V.I. Diversified Dividend I (IVDDI)
2020	0.00%	to	0.15%	490,530	12.21	to	23.85	11,451,294	2.83%	-0.01%	to	0.14%
2019	0.00%	to	0.15%	763	12.21	to	23.82	17,905	2.98%	24.90%	to	25.09%
2018	0.00%	to	0.15%	796	9.77	to	19.04	14,926	2.45%	-7.74%	to	-7.57%
2017	0.00%	to	0.15%	844	10.59	to	20.60	17,307	1.68%	5.90%	to	8.59%
2016			0.00%	1,089			18.97	20,673	1.48%	14.76%
Invesco V.I. Government Money Market I (IVGMMI)
2020	0.00%	to	1.30%	31,304,043	9.34	to	10.45	326,983,998	0.26%	-1.00%	to	0.29%
2019	0.00%	to	1.30%	27,901	9.43	to	10.42	290,577	1.90%	0.58%	to	1.89%
2018	0.00%	to	1.30%	54,591	9.38	to	10.23	558,438	1.57%	0.21%	to	1.59%
2017	0.00%	to	1.30%	32,332	9.36	to	10.07	325,665	0.58%	-0.74%	to	0.50%
2016	0.00%	to	1.30%	27,075	9.43	to	10.02	271,542	0.00%	-1.15%	to	0.10%
Invesco V.I. Government Securities I (IVGS1)
2020	0.00%	to	0.15%	569,891	11.39	to	15.78	8,934,715	2.62%	6.11%	to	6.27%
2019	0.00%	to	0.15%	413	10.74	to	14.85	6,132	3.37%	5.91%	to	6.07%
2018	0.00%	to	0.15%	492	10.14	to	14.00	6,885	3.13%	0.40%	to	0.57%
2017	0.00%	to	0.15%	666	10.10	to	13.92	9,274	3.49%	1.00%	to	1.98%
2016			0.00%	670			13.65	9,154	3.44%	1.19%
Invesco V.I. Health Care I (IVHS)
2020	0.00%	to	0.15%	89,357	15.75	to	43.58	3,648,520	0.35%	14.29%	to	14.46%
2019			0.00%	72			38.07	2,755	0.04%	30.79%	to	32.50%
2018	0.00%	to	1.30%	63	10.42	to	28.73	1,658	0.00%	-0.38%	to	0.88%
2017	0.00%	to	1.30%	41	10.34	to	28.48	1,159	0.00%	3.40%	to	15.87%
2016	0.00%	to	1.30%	52	20.62	to	24.58	1,283	0.00%	-12.59%	to	-11.49%
Invesco V.I. Equity and Income I (IVKEI1)
2020	0.00%	to	0.15%	330,828	12.86	to	23.65	7,600,561	1.47%	9.79%	to	9.95%
2019	0.00%	to	0.15%	607	11.71	to	21.51	12,863	2.76%	20.18%	to	20.36%
2018	0.00%	to	0.15%	666	9.74	to	17.87	11,820	2.32%	-9.65%	to	-9.52%
2017	0.00%	to	0.15%	485	10.78	to	19.75	9,480	1.76%	7.80%	to	11.02%
2016			0.00%	513			17.79	9,130	1.88%	15.15%
Invesco V.I. Mid Cap Core Equity II (IVMCC2)
2020	0.00%	to	0.15%	110,868	12.94	to	29.04	3,114,949	0.49%	8.78%	to	8.94%
2019	0.00%	to	0.15%	147	11.90	to	26.66	3,851	0.23%	23.42%	to	25.04%
2018	0.00%	to	1.30%	152	9.53	to	24.16	3,180	0.00%	-12.75%	to	-11.61%
2017	0.00%	to	1.30%	163	10.79	to	27.69	3,941	0.00%	7.90%	to	14.64%
2016	0.00%	to	1.30%	153	21.04	to	24.46	3,215	0.00%	11.69%	to	13.18%
Invesco V.I. Global Real Estate I (IVRE)
2020	0.00%	to	1.30%	808,918	10.86	to	34.03	17,644,200	4.99%	-13.45%	to	-12.32%
2019	0.00%	to	1.30%	910	12.41	to	39.32	22,538	4.62%	21.41%	to	23.00%
2018	0.00%	to	1.30%	793	10.10	to	32.39	16,098	4.31%	-7.35%	to	-6.15%
2017	0.00%	to	1.30%	684	10.78	to	34.96	14,825	3.32%	7.80%	to	13.06%
2016	0.00%	to	1.30%	556	19.14	to	31.33	10,664	1.64%	0.74%	to	2.03%
Invesco V.I. Technology I (IVT)
2020	0.00%	to	1.30%	181,898	22.57	to	60.80	10,619,990	0.00%	44.23%	to	46.11%
2019	0.00%	to	0.15%	114	15.47	to	41.61	4,702	0.00%	34.12%	to	35.88%
2018	0.00%	to	1.30%	113	11.40	to	30.62	3,269	0.00%	-1.79%	to	-0.46%
2017	0.00%	to	1.30%	110	11.47	to	30.76	3,274	0.00%	14.70%	to	35.15%
2016	0.00%	to	1.30%	13	9.65	to	22.76	303	0.00%	-2.03%	to	-0.78%
Invesco Oppenheimer V.I. Conservative Balanced - S2 (OVCBS)
2020			0.00%	2,447			20.10	49,182	1.90%	14.59%
2019			0.00%	2			17.54	43	1.83%	17.22%
2018			0.00%	8			14.96	114	1.74%	-5.56%
2017			0.00%	8			15.84	131	1.72%	8.94%
2016			0.00%	8			14.54	121	2.13%	4.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Main Street - S2 (OVGIS)
2020	0.00%	to	0.15%	140,283	14.88	to	32.62	4,018,115	1.07%	13.52%	to	13.69%
2019	0.00%	to	0.15%	169	13.11	to	28.69	4,357	0.79%	31.54%	to	31.74%
2018	0.00%	to	0.15%	144	9.97	to	21.78	2,862	0.83%	-8.20%	to	-8.10%
2017	0.00%	to	0.15%	371	10.86	to	23.70	8,768	0.48%	8.60%	to	16.63%
2016			0.00%	150			20.32	3,049	0.67%	11.28%
Invesco Oppenheimer V.I. Global - S2 (OVGSS)
2020	0.00%	to	0.15%	604,197	17.02	to	32.25	18,628,609	0.42%	27.15%	to	27.34%
2019	0.00%	to	0.15%	730	13.38	to	25.33	17,794	0.67%	31.26%	to	31.45%
2018	0.00%	to	0.15%	652	10.20	to	19.27	12,109	0.74%	-13.49%	to	-13.39%
2017	0.00%	to	0.15%	681	11.79	to	22.25	14,949	0.78%	17.90%	to	36.34%
2016			0.00%	585			16.32	9,550	0.75%	-0.18%
Invesco Oppenheimer V.I. International Growth - S2 (OVIGS)
2020	0.00%	to	0.15%	756,068	13.93	to	22.70	17,007,747	0.61%	20.86%	to	21.04%
2019	0.00%	to	0.15%	1,083	11.52	to	18.75	20,204	0.69%	27.76%	to	27.95%
2018	0.00%	to	0.15%	982	9.02	to	14.66	14,341	0.59%	-19.68%	to	-19.54%
2017	0.00%	to	0.15%	1,035	11.23	to	18.22	18,860	1.12%	12.30%	to	26.44%
2016			0.00%	892			14.41	12,848	0.89%	-2.70%
Invesco Oppenheimer V.I. Global Strategic Inc - S2 (OVSBS)
2020	0.00%	to	0.15%	100,632	11.14	to	13.86	1,350,637	4.23%	2.84%	to	2.99%
2019	0.00%	to	0.15%	211	10.83	to	13.45	2,790	3.14%	10.44%	to	10.61%
2018	0.00%	to	0.15%	184	9.81	to	12.16	2,238	4.83%	-4.66%	to	-4.55%
2017	0.00%	to	0.15%	181	10.29	to	12.74	2,299	1.63%	2.90%	to	5.99%
2016			0.00%	154			12.02	1,851	4.29%	6.28%
Invesco Oppenheimer V.I. Total Return Bond - S2 (OVTRBS)
2020	0.00%	to	0.15%	479,345	12.04	to	15.15	7,184,694	3.32%	9.26%	to	9.43%
2019			0.00%	291			13.85	4,029	4.00%	9.25%
2018	0.00%	to	0.15%	171	10.10	to	12.68	2,165	3.49%	-1.46%	to	-1.25%
2017	0.00%	to	0.15%	237	10.25	to	12.84	3,041	2.04%	2.50%	to	4.31%
2016			0.00%	140			12.31	1,730	4.63%	3.10%
Ivy VIP Asset Strategy (WRASP)
2020	0.00%			210,533	19.65			4,136,940	1.92%	13.88%
2019	0.00%	to	0.15%	259	12.72	to	17.26	4,461	2.06%	21.60%	to	21.78%
2018	0.00%	to	0.15%	342	10.46	to	14.17	4,849	1.97%	-5.60%	to	-5.41%
2017	0.00%	to	0.15%	328	11.08	to	14.98	4,912	1.43%	10.80%	to	18.23%
2016			0.00%	581	12.67			7,356	0.60%	-2.54%
Ivy VIP Corporate Bond (WRBDP)
2020	0.00%	to	0.15%	587,915	12.41	to	16.13	9,477,525	2.23%	10.80%	to	10.97%
2019			0.00%	338			14.54	4,918	2.33%	12.18%
2018	0.00%	to	0.15%	116	10.00	to	12.96	1,501	2.49%	-2.06%	to	-1.89%
2017	0.00%	to	0.15%	138	10.21	to	13.21	1,825	1.65%	2.10%	to	4.02%
2016			0.00%	116			12.70	1,472	3.49%	4.01%
Ivy VIP Balanced (WRBP)
2020	0.00%	to	0.15%	87,534	14.20	to	27.57	2,404,157	1.36%	13.94%	to	14.11%
2019	0.00%	to	0.15%	112	12.47	to	24.16	2,688	1.89%	21.91%	to	22.09%
2018	0.00%	to	0.15%	114	10.23	to	19.79	2,251	1.24%	-3.31%	to	-3.23%
2017	0.00%	to	0.15%	221	10.58	to	20.45	4,511	1.41%	5.80%	to	11.38%
2016			0.00%	238			18.36	4,367	1.35%	2.00%
Ivy VIP Global Equity Income (WRDIV)
2020			0.00%	2,420			24.53	59,373	2.10%	3.15%
2019			0.00%	6			23.79	148	2.89%	23.15%
2018			0.00%	7			19.31	135	1.63%	-11.71%
2017			0.00%	8			21.87	165	1.21%	15.59%
2016			0.00%	9			18.92	165	1.21%	6.95%
Ivy VIP Energy (WRENG)
2020			0.00%	110,513			5.26	581,313	1.49%	-36.83%
2019	0.00%	to	0.15%	225	6.92	to	8.33	1,863	0.00%	3.32%	to	3.48%
2018	0.00%	to	0.15%	178	6.70	to	8.05	1,431	0.00%	-34.25%	to	-34.12%
2017	0.00%	to	0.15%	175	10.19	to	12.22	2,139	0.65%	-12.65%	to	1.90%
2016			0.00%	282			13.99	3,950	0.14%	34.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy VIP Global Bond (WRGBP)
2020	0.00%	to	0.15%	102,562	12.01	to	13.93	1,424,388	3.77%	7.99%	to	8.15%
2019	0.00%	to	0.15%	105	11.12	to	12.88	1,333	3.58%	9.26%	to	9.42%
2018	0.00%	to	0.15%	131	10.18	to	11.77	1,540	2.53%	-0.29%	to	-0.17%
2017	0.00%	to	0.15%	155	10.21	to	11.79	1,830	2.58%	2.10%	to	4.24%
2016			0.00%	92			11.31	1,042	2.38%	7.10%
Ivy VIP Natural Resources (WRGNR)
2020	0.00%	to	0.15%	111,703	6.08	to	8.06	687,279	2.30%	-12.12%	to	-11.99%
2019	0.00%	to	0.15%	153	6.91	to	9.17	1,063	1.03%	9.29%	to	9.46%
2018	0.00%	to	0.15%	143	6.31	to	8.39	905	0.31%	-23.38%	to	-23.24%
2017	0.00%	to	0.15%	195	8.22	to	10.95	1,606	0.13%	3.01%	to	9.50%
2016			0.00%	227			7.98	1,809	0.60%	23.72%
Ivy VIP Growth (WRGP)
2019	0.00%			1			39.82	20	0.00%	36.59%
2018	0.00%			1			29.15	15	0.00%	2.28%
2017	0.00%			1			28.50	15	0.00%	29.31%
2016	0.00%			1			22.04	20	0.00%	1.24%
Ivy VIP High Income (WRHIP)
2020	0.00%	to	0.15%	1,076,409	11.83	to	22.18	23,831,012	5.21%	5.87%	to	6.03%
2019	0.00%	to	0.15%	837	11.18	to	20.92	17,431	6.24%	11.03%	to	11.19%
2018	0.00%	to	0.15%	726	10.07	to	18.81	13,571	7.41%	-2.23%	to	-2.13%
2017	0.00%	to	0.15%	680	10.30	to	19.22	13,037	6.34%	3.00%	to	6.72%
2016			0.00%	1,335			18.01	24,045	7.81%	16.19%
Ivy VIP Limited-Term Bond (WRLTBP)
2020	0.00%	to	0.15%	400,837	10.93	to	11.45	4,588,299	2.87%	3.98%	to	4.14%
2019			0.00%	326			11.00	3,582	1.70%	4.23%
2018	0.00%	to	0.15%	380	10.10	to	10.55	4,009	1.79%	0.60%	to	0.76%
2017	0.00%	to	0.15%	328	10.04	to	10.47	3,434	1.49%	0.40%	to	1.45%
2016			0.00%	342			10.32	3,533	1.73%	1.88%
Ivy VIP Mid Cap Growth (WRMCG)
2020	0.00%	to	0.15%	335,328	23.72	to	56.89	18,635,858	0.00%	48.78%	to	49.00%
2019	0.00%	to	0.15%	243	15.95	to	38.18	9,030	0.00%	37.73%	to	37.94%
2018	0.00%	to	0.15%	235	11.58	to	27.68	6,385	0.00%	-0.17%	to	-0.04%
2017	0.00%	to	0.15%	209	11.60	to	27.69	5,759	0.00%	16.00%	to	26.90%
2016			0.00%	183			21.82	4,001	0.00%	6.08%
Ivy VIP Science and Technology (WRSTP)
2020	0.00%	to	0.15%	172,400	22.10	to	58.39	9,439,144	0.00%	35.16%	to	35.36%
2019	0.00%	to	0.15%	177	16.35	to	43.14	7,424	0.00%	49.26%	to	49.48%
2018	0.00%	to	0.15%	124	10.95	to	28.86	3,518	0.00%	-5.44%	to	-5.22%
2017	0.00%	to	0.15%	157	11.58	to	30.45	4,771	0.00%	15.80%	to	32.10%
2016			0.00%	153			23.05	3,526	0.00%	1.54%
Ivy VIP Value (WRVP)
2020	0.00%	to	0.15%	25,197	12.91	to	28.50	686,992	1.98%	1.83%	to	1.98%
2019	0.00%	to	0.15%	77	12.67	to	27.95	2,092	1.03%	26.14%	to	26.33%
2018	0.00%	to	0.15%	40	10.05	to	22.12	842	1.93%	-7.37%	to	-7.25%
2017	0.00%	to	0.15%	19	10.85	to	23.85	450	1.28%	8.50%	to	12.50%
2016			0.00%	45			21.20	953	1.20%	11.17%
Janus Henderson Balanced - Inst (JABIN)
2020	0.00%	to	0.15%	1,950,065	15.63	to	31.89	60,166,684	1.81%	14.14%	to	14.31%
2019	0.00%	to	0.15%	1,853	13.69	to	27.90	50,458	1.94%	22.41%	to	22.59%
2018	0.00%	to	0.15%	1,810	11.19	to	22.76	40,612	2.10%	0.54%	to	0.66%
2017	0.00%	to	0.15%	1,615	11.13	to	22.61	36,443	1.62%	11.30%	to	18.44%
2016			0.00%	1,622			19.09	30,955	2.27%	4.60%
Janus Henderson Enterprise - Inst (JAEI)
2020	0.00%	to	1.30%	1,055,172	18.63	to	63.46	53,778,848	0.07%	17.93%	to	19.47%
2019	0.00%	to	1.30%	1,353	15.62	to	53.81	59,063	0.20%	33.74%	to	35.49%
2018	0.00%	to	1.30%	1,107	11.55	to	40.24	35,664	0.00%	-1.71%	to	-0.41%
2017	0.00%	to	1.30%	1,002	11.61	to	40.94	33,413	0.61%	16.10%	to	27.44%
2016	0.00%	to	1.30%	819	26.57	to	32.55	21,769	0.83%	10.94%	to	12.35%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Henderson Flexible Bond - Serv (JAFBS)
2020	0.00%	to	0.15%	1,907,026	12.03	to	13.70	26,053,898	2.51%	10.09%	to	10.25%
2019	0.00%	to	0.15%	1,589	10.93	to	12.42	19,461	2.80%	9.11%	to	9.28%
2018	0.00%	to	0.15%	1,928	10.02	to	11.37	21,884	2.65%	-1.38%	to	-1.30%
2017	0.00%	to	0.15%	2,316	10.16	to	11.52	26,671	2.44%	1.60%	to	3.41%
2016			0.00%	2,579	11.14			28,735	2.45%	2.20%
Janus Henderson Forty - Inst (JAFRIN)
2020	0.00%	to	0.15%	309,857	21.86	to	53.77	15,981,032	0.28%	39.19%	to	39.40%
2019	0.00%	to	0.15%	336	15.70	to	38.58	12,298	0.17%	36.95%	to	37.16%
2018	0.00%	to	0.15%	267	11.47	to	28.12	7,296	0.00%	1.87%	to	1.96%
2017	0.00%	to	0.15%	368	11.26	to	27.58	9,913	0.00%	12.60%	to	30.34%
2016	0.00%			338			21.16	7,146	1.03%	2.17%
Janus Henderson Global Research - Inst (JAGRIN)
2020	0.00%	to	1.30%	243,875	16.37	to	28.28	6,783,108	0.74%	18.51%	to	20.06%
2019	0.00%	to	1.30%	281	13.65	to	23.55	6,526	1.07%	27.38%	to	29.04%
2018	0.00%	to	1.30%	169	10.60	to	18.25	3,021	1.13%	-8.06%	to	-6.89%
2017	0.00%	to	1.30%	162	11.39	to	19.60	3,145	0.81%	13.90%	to	27.03%
2016	0.00%	to	1.30%	73	14.94	to	15.43	1,126	0.93%	0.74%	to	2.12%
Janus Global Technology and Innovation - Serv (JAGTS)
2020			0.00%	4,813			56.85	273,635	0.00%	50.73%
2019			0.00%	5			37.72	184	0.00%	44.82%
2018			0.00%	6			26.05	150	0.00%	0.93%
2017			0.00%	6			25.81	150	0.41%	44.92%
2016			0.00%	7			17.81	127	0.09%	13.87%
Janus Henderson Overseas - Inst (JAIG)
2020	0.00%	to	0.15%	365,877	14.31	to	17.69	6,444,384	1.24%	16.12%	to	16.30%
2019	0.00%	to	0.15%	423	12.32	to	15.21	6,420	2.03%	25.38%	to	27.02%
2018	0.00%	to	1.30%	312	9.72	to	28.18	3,722	1.84%	-16.03%	to	-14.99%
2017	0.00%	to	1.30%	266	11.44	to	33.56	3,736	2.23%	14.40%	to	31.10%
2016	0.00%	to	1.30%	155	10.74	to	25.93	1,662	4.77%	-7.66%	to	-6.45%
Janus Henderson Research - Inst (JARIN)
2020	0.00%	to	1.30%	159,258	19.71	to	44.66	6,875,074	0.39%	31.24%	to	32.95%
2019	0.00%	to	1.30%	187	14.85	to	33.59	6,087	0.47%	33.77%	to	35.52%
2018	0.00%	to	1.30%	198	10.97	to	24.79	4,807	0.61%	-3.86%	to	-2.56%
2017	0.00%	to	1.30%	166	11.28	to	25.44	4,179	0.42%	12.80%	to	27.84%
2016	0.00%	to	1.30%	128	18.89	to	19.90	2,540	0.54%	-0.79%	to	0.51%
Janus Henderson US Low Volatility - Serv (JIULVV)
2020	0.00%	to	0.15%	312,854	13.82	to	15.15	4,733,644	1.83%	3.35%	to	3.51%
2019	0.00%	to	0.15%	493	13.38	to	14.64	7,206	1.62%	27.85%	to	28.05%
2018	0.00%	to	0.15%	256	10.46	to	11.43	2,921	3.19%	-4.74%	to	-4.59%
2017	0.00%	to	0.15%	83	10.98	to	11.98	1,000	4.94%	9.80%	to	15.41%
2016			0.00%	-		10.38		-	0.00%	3.80%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2020	0.00%	to	0.15%	995,758	12.23	to	24.20	23,010,333	1.29%	-1.07%	to	-0.92%
2019	0.00%	to	0.15%	813	12.36	to	24.42	18,737	1.23%	30.16%	to	30.35%
2018	0.00%	to	0.15%	773	9.49	to	18.74	13,710	1.12%	-13.81%	to	-13.64%
2017	0.00%	to	0.15%	603	11.01	to	21.70	12,823	0.79%	10.10%	to	13.97%
2016	0.00%			833	19.04			15,862	1.10%	19.00%
JHancock Emerging Markets Value Trust NAV (JHEVTN)
2020	0.10%	to	0.25%	1,204,630	11.42	to	14.46	17,129,138	2.47%	3.46%	to	3.62%
2019	0.10%	to	0.25%	1,316	11.04	to	13.95	18,192	3.30%	10.61%	to	10.78%
2018	0.10%	to	0.25%	1,034	9.98	to	12.59	12,899	2.92%	-13.74%	to	-13.59%
2017	0.10%	to	0.35%	674	11.57	to	14.57	9,787	2.22%	15.70%	to	32.58%
2016	0.00%	to	0.10%	237	10.99			2,631	3.25%	17.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
JPMorgan Global Allocation Class 2 (JPIGA2)
2020	0.00%	to	0.15%	856,189	13.73	to	15.21	12,949,831	1.50%	15.23%	to	15.40%
2019	0.00%	to	0.15%	942	11.92	to	13.18	12,370	2.16%	16.40%	to	16.58%
2018	0.00%	to	0.15%	704	10.24	to	11.30	7,929	0.00%	-6.40%	to	-6.38%
2017	0.00%	to	0.15%	1,000	10.94	to	12.07	12,065	1.39%	9.40%	to	16.84%
2016	0.00%			764	10.33			7,889	3.83%	5.84%
JPMorgan Income Builder Class 2 (JPIIB2)
2020	0.00%	to	0.15%	398,295	12.18	to	13.29	5,207,957	3.37%	5.06%	to	5.21%
2019	0.00%	to	0.15%	500	11.60	to	12.63	6,268	3.06%	14.10%	to	14.27%
2018	0.00%	to	0.15%	430	10.16	to	11.06	4,718	0.00%	-5.14%	to	-4.90%
2017	0.00%	to	0.15%	293	10.71	to	11.63	3,401	3.29%	7.10%	to	11.72%
2016	0.00%			312	10.41			3,250	3.63%	6.22%
Lazard Retirement Emerging Markets Equity (LZREMS)
2020	0.00%	to	0.15%	1,062,047	10.70	to	28.47	29,493,978	2.62%	-1.42%	to	-1.27%
2019	0.00%	to	0.15%	1,235	10.86	to	28.84	34,625	0.89%	16.62%	to	18.14%
2018	0.00%	to	1.30%	1,239	9.20	to	26.06	29,425	1.86%	-19.59%	to	-18.55%
2017	0.00%	to	1.30%	1,391	11.32	to	32.41	41,437	1.76%	13.20%	to	27.80%
2016	0.00%	to	1.30%	1,252	23.45	to	25.69	29,390	1.11%	19.21%	to	20.81%
Lazard Retirement Global Dynamic Multi-Asset (LZRGDM)
2020	0.00%	to	0.15%	146,275	12.37	to	17.56	2,540,295	0.31%	0.66%	to	0.81%
2019	0.00%	to	0.15%	163	12.29	to	17.42	2,710	0.05%	17.61%	to	17.79%
2018	0.00%	to	0.15%	157	10.45	to	14.79	2,303	1.43%	-6.70%	to	-6.57%
2017	0.00%	to	0.15%	106	11.20	to	15.83	1,672	0.00%	12.00%	to	20.56%
2016	0.00%			82	13.13			1,073	0.00%	3.22%
Lazard Retirement International Equity (LZRIES)
2020	0.00%	to	0.15%	527,055	12.63	to	22.15	11,414,044	2.21%	8.08%	to	8.24%
2019	0.00%	to	0.15%	537	11.68	to	20.46	10,971	0.35%	20.82%	to	21.00%
2018	0.00%	to	1.30%	592	9.67	to	16.91	9,987	1.24%	-15.02%	to	-13.90%
2017	0.00%	to	1.30%	879	11.25	to	19.64	17,256	2.67%	12.50%	to	22.37%
2016	0.00%	to	1.30%	821	15.00	to	16.05	13,189	1.31%	-5.48%	to	-4.29%
Lazard Retirement US Small-Mid Cap Equity (LZRUSM)
2020	0.00%	to	0.15%	155,854	13.44	to	33.82	4,961,659	0.18%	6.60%	to	6.76%
2019	0.00%	to	0.15%	167	12.61	to	31.68	4,773	0.00%	28.25%	to	29.93%
2018	0.00%	to	1.30%	131	9.72	to	29.23	2,984	0.02%	-14.36%	to	-13.24%
2017	0.00%	to	1.30%	99	11.22	to	34.13	2,756	0.39%	12.20%	to	13.95%
2016	0.00%	to	1.30%	77	24.66	to	30.34	1,903	0.00%	14.27%	to	15.77%
LMCBV Aggressive Growth I (LPVCAI)
2020	0.00%	to	0.15%	110,093	14.25	to	32.76	3,396,547	0.77%	17.84%	to	18.02%
2019	0.00%	to	0.15%	155	12.10	to	27.76	4,107	0.91%	24.89%	to	25.07%
2018	0.00%	to	0.15%	181	9.69	to	22.19	3,889	0.48%	-8.41%	to	-8.34%
2017	0.00%	to	0.15%	178	10.58	to	24.21	4,321	0.34%	5.80%	to	16.28%
2016	0.00%			513	20.82			10,677	0.62%	1.22%
LMCBV Dividend Strategy I (LPVCII)
2020	0.00%	to	0.15%	392,235	15.08	to	28.25	10,823,864	1.42%	7.51%	to	7.67%
2019	0.00%	to	0.15%	483	14.03	to	26.23	12,262	1.70%	31.39%	to	31.59%
2018	0.00%	to	1.30%	386	10.68	to	19.94	7,558	1.72%	-6.09%	to	-4.82%
2017	0.00%	to	1.30%	374	11.24	to	20.95	7,827	1.52%	12.40%	to	19.17%
2016	0.00%	to	1.30%	362	15.50	to	17.58	6,357	2.29%	13.47%	to	14.98%
LM QS Dynamic Multi Strategy II (LPVQD2)
2020	0.00%	to	0.15%	62,637	10.58	to	13.56	763,265	1.49%	-8.45%	to	-8.31%
2019	0.00%	to	0.15%	79	11.55	to	14.79	1,081	2.08%	15.34%	to	15.51%
2018	0.00%	to	0.15%	82	10.02	to	12.81	970	1.78%	-7.39%	to	-7.24%
2017	0.00%	to	0.15%	62	10.82	to	13.81	848	1.27%	8.20%	to	13.85%
2016	0.00%			66	12.13			797	0.81%	-0.49%
LMCBV Large Cap Growth I (LVCLGI)
2020	0.00%	to	0.15%	619,770	19.66	to	47.29	27,791,419	0.02%	30.54%	to	30.74%
2019	0.00%	to	0.15%	764	15.06	to	36.17	26,304	0.37%	30.45%	to	32.16%
2018	0.00%	to	1.30%	681	11.41	to	27.37	17,748	0.31%	-1.30%	to	0.00%
2017	0.00%	to	1.30%	592	11.43	to	27.37	16,127	0.26%	14.30%	to	25.78%
2016	0.00%	to	1.30%	348	19.19	to	21.76	7,566	0.54%	6.02%	to	7.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
LMCBV Small Cap Growth II (SBVSG2)
2020	0.00%	to	0.15%	1,086,581	21.32	to	35.83	37,631,603	0.00%	42.70%	to	42.91%
2019	0.00%	to	0.15%	551	14.94	to	25.07	13,385	0.00%	26.36%	to	26.55%
2018	0.00%	to	0.15%	496	11.83	to	19.81	9,320	0.00%	3.05%	to	3.18%
2017	0.00%	to	0.15%	181	11.48	to	19.20	3,459	0.00%	14.80%	to	23.95%
2016	0.00%			124	15.49			1,914	0.00%	5.52%
LMWAV Global High Yield Bond I (SBVHY)
2020	0.00%	to	0.15%	111,397	12.16	to	25.63	2,762,846	2.10%	7.16%	to	7.32%
2019	0.00%	to	0.15%	164	11.35	to	23.88	3,869	5.03%	14.21%	to	14.39%
2018	0.00%	to	0.15%	146	9.94	to	20.88	3,049	4.79%	-4.05%	to	-3.91%
2017	0.00%	to	0.15%	286	10.36	to	21.73	6,216	4.36%	3.60%	to	8.65%
2016	0.00%			139	20.00			2,772	7.04%	15.61%
Lord Abbett Bond Debenture (LOVBD)
2020	0.00%	to	0.15%	1,413,648	12.22	to	23.15	32,392,635	4.15%	7.14%	to	7.30%
2019	0.00%	to	0.15%	1,306	11.40	to	21.57	27,855	4.27%	13.18%	to	13.35%
2018	0.00%	to	0.15%	1,018	10.08	to	19.03	19,119	3.63%	-4.09%	to	-4.03%
2017	0.00%	to	0.15%	1,237	10.51	to	19.83	24,499	4.47%	5.10%	to	9.20%
2016	0.00%			1,040	18.16			18,918	4.00%	12.17%
Lord Abbett Dividend Growth (LOVCDG)
2020	0.00%	to	0.15%	258,024	15.66	to	39.72	9,546,003	0.95%	15.24%	to	15.42%
2019	0.00%	to	0.15%	325	13.59	to	34.41	10,559	1.82%	24.81%	to	26.45%
2018	0.00%	to	1.30%	288	10.76	to	30.89	7,425	1.73%	-5.91%	to	-4.66%
2017	0.00%	to	1.30%	262	11.31	to	32.83	7,319	1.80%	13.10%	to	19.11%
2016	0.00%	to	1.30%	249	23.97	to	27.92	6,005	1.94%	13.63%	to	15.13%
Lord Abbett Growth and Income (LOVGI)
2020	0.00%	to	1.30%	104,950	26.62	to	37.93	2,812,246	1.69%	1.37%	to	2.70%
2019	0.00%	to	1.30%	101	25.92	to	37.42	2,647	1.56%	20.91%	to	22.49%
2018	0.00%	to	1.30%	107	10.17	to	30.95	2,290	1.36%	-9.32%	to	-8.16%
2017	0.00%	to	1.30%	115	11.09	to	34.13	2,675	0.61%	10.90%	to	13.39%
2016	0.00%	to	1.30%	387	20.32	to	30.50	7,873	4.42%	15.62%	to	17.12%
MainStay VP MacKay Convertible Service (MNCPS)
2020	0.00%	to	0.15%	1,233,791	17.04	to	17.13	21,137,967	0.47%	35.50%	to	35.70%
2019	0.00%	to	0.15%	841	12.57	to	12.63	10,612	1.32%	21.97%	to	22.15%
2018	0.00%	to	0.15%	399	10.31	to	10.34	4,119	1.39%	-2.64%	to	-2.45%
2017	0.00%	to	0.15%	122	20.59	to	20.60	1,296	0.92%	5.90%	to	6.00%
MFS Growth Series - Service (MEGSS)
2020	0.00%	to	0.15%	614,652	21.25	to	24.56	15,048,749	0.00%	31.34%	to	31.54%
2019	0.00%	to	0.15%	242	16.18	to	18.67	4,501	0.00%	37.57%	to	37.78%
2018	0.00%	to	0.15%	111	11.76	to	13.55	1,501	0.00%	2.26%	to	2.34%
2017	0.00%	to	0.15%	58	11.50	to	13.24	768	0.00%	15.00%	to	31.09%
2016	0.00%			24	10.10			246	0.00%	2.23%
MFS VIT New Discovery Series - Service (MNDSC)
2020	0.00%	to	0.15%	298,442	16.44	to	16.46	4,911,650	0.00%	64.42%	to	64.58%	****
MFS Value Series - Service (MVFSC)
2020	0.00%	to	0.15%	416,985	13.32	to	15.34	6,358,014	1.64%	3.07%	to	3.22%
2019	0.00%	to	0.15%	353	12.92	to	14.87	5,225	1.96%	29.31%	to	29.51%
2018	0.00%	to	0.15%	163	9.99	to	11.48	1,869	1.22%	-10.48%	to	-10.38%
2017	0.00%	to	0.15%	61	11.16	to	12.81	784	2.04%	11.60%	to	17.42%
2016	0.00%			26	10.91			278	2.54%	13.76%
NW DoubleLine NVIT Total Return Tactical Cl Y (DTRTFY)
2020	0.25%	to	0.40%	3,013,411	11.06	to	11.11	33,469,913	2.95%	3.68%	to	3.83%
2019	0.25%	to	0.40%	2,110	10.67	to	10.70	22,515	4.55%	6.61%	to	6.77%
2018	0.25%	to	0.40%	841	10.00	to	10.02	8,426	4.68%	0.10%	to	0.30%
2017	0.25%	to	0.40%	69	19.99			694	0.73%	-0.10%
NVIT S&P 500 Index - Class Y (GVEXD)
2020	0.00%	to	0.50%	4,752,899	16.50	to	32.94	112,760,313	2.20%	17.65%	to	18.24%
2019	0.00%	to	0.50%	4,306	14.02	to	27.86	86,482	2.75%	30.68%	to	31.33%
2018	0.00%	to	0.50%	2,200	10.73	to	21.21	34,776	2.16%	-5.04%	to	-4.55%
2017	0.00%	to	0.50%	1,597	11.30	to	22.22	26,707	2.11%	13.00%	to	21.55%
2016	0.00%	to	0.35%	847	12.75	to	18.28	12,239	2.74%	11.35%	to	11.80%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
NVIT International Index - Class Y (GVIXY)
2020	0.00%	to	0.50%	5,630,895	12.56	to	13.78	74,613,903	3.07%	7.12%	to	7.66%
2019	0.00%	to	0.50%	4,343	11.72	to	12.80	53,625	3.82%	21.28%	to	21.89%
2018	0.00%	to	0.50%	3,418	9.67	to	10.50	34,827	3.06%	-14.04%	to	-13.65%
2017	0.00%	to	0.50%	2,545	11.25	to	12.16	30,210	3.72%	12.50%	to	25.10%
2016	0.00%	to	0.35%	1,327	9.41	to	9.72	12,706	3.12%	0.64%	to	1.04%
NVIT Mid Cap Index - Class Y (MCIFD)
2020	0.00%	to	0.50%	1,290,556	13.72	to	31.50	25,241,893	1.25%	12.72%	to	13.28%
2019	0.00%	to	0.50%	2,015	12.17	to	27.81	35,367	1.64%	25.27%	to	25.89%
2018	0.00%	to	0.50%	1,005	9.71	to	22.09	14,311	1.56%	-11.73%	to	-11.29%
2017	0.00%	to	0.50%	854	11.00	to	24.90	14,430	1.22%	10.00%	to	15.98%
2016	0.00%	to	0.35%	800	12.81	to	21.47	12,565	1.69%	20.06%	to	20.48%
NVIT JP Morgan Mozaic Multi-Asset Class Y (NJMMAY)
2020	0.35%			24,698	10.53			260,132	0.00%			5.33%	****
NVIT Bond Index - Class Y (NVBXD)
2020	0.00%	to	0.50%	1,755,771	11.64	to	17.61	23,812,085	2.97%	6.80%	to	7.33%
2019	0.00%	to	0.50%	864	10.89	to	16.41	10,473	3.27%	8.08%	to	8.62%
2018	0.00%	to	0.50%	388	10.08	to	15.11	4,442	2.93%	-0.79%	to	-0.26%
2017	0.00%	to	0.50%	360	10.16	to	15.15	4,211	2.19%	1.60%	to	3.34%
2016	0.00%	to	0.35%	372	10.78	to	14.66	4,254	2.37%	2.08%	to	2.37%
NVIT Investor Destinations Capital Appreciation Class P (NVDCAP)
2020	0.00%	to	0.15%	57,672	10.82			624,209	0.00%	8.20%	to	8.24%	****
NVIT iShares ETF Fixed Income Fund Y (NVFIY)
2020	0.35%	to	0.50%	128,526	11.33	to	11.36	1,459,112	1.17%	8.56%	to	8.69%
2019	0.35%			79	10.58			836	3.54%			5.75%	****
NVIT iShares ETF Global Equity Fund Y (NVGEY)
2020	0.35%	to	0.50%	113,153	12.59	to	12.62	1,427,772	2.31%	58.47%	to	58.66%
2019	0.35%			3	10.89			29	1.82%			8.87%	****
NVIT Investor Destinations Moderate Class P (NVIDMP)
2020	0.00%	to	0.15%	221,186	10.72			2,372,107	0.00%	7.22%	to	7.25%	****
NVIT Columbia Overseas Value Class X (NVMIVX)
2020	0.00%			90,266	11.78			1,063,499	0.00%			17.82%	****
NVIT Multi-Manager Mid Cap Value I (NVMMV1)
2020	0.00%			148,753	11.55			1,718,687	1.85%			-1.07%
2019	0.00%			260	11.68			3,030	2.68%	23.79%	to	23.97%
2018	0.00%	to	0.15%	171	9.40	to	9.42	1,612	3.05%	-13.20%	to	-13.10%
2017	0.00%	to	0.15%	9	20.83	to	20.84	-	3.53%	8.30%	to	8.40%
Nationwide Newton NVIT Sustainable U.S. Equity I (NVNSR1)
2020	0.00%	to	0.15%	236,606	14.87	to	14.95	3,536,889	1.06%	13.19%	to	13.36%
2019	0.00%	to	0.15%	113	13.14	to	13.19	1,487	1.53%	25.82%	to	26.01%
2018	0.00%	to	0.15%	29	10.44	to	10.47	303	0.52%	-5.95%	to	-5.76%
2017	0.00%	to	0.15%	25	21.10	to	21.11	277	0.58%	11.00%	to	11.10%
NVIT Small Cap Index - Class Y (NVSIXD)
2020	0.00%	to	0.50%	3,963,096	14.43	to	28.86	74,540,857	1.43%	19.12%	to	19.71%
2019	0.00%	to	0.50%	2,897	12.11	to	24.11	46,110	1.57%	24.78%	to	25.40%
2018	0.00%	to	0.50%	1,722	9.71	to	19.23	22,566	1.51%	-11.49%	to	-11.05%
2017	0.00%	to	0.50%	1,333	10.97	to	21.62	20,218	1.41%	9.70%	to	14.57%
2016	0.00%	to	0.35%	814	12.04	to	18.87	11,317	1.46%	20.76%	to	21.19%
NVIT Government Money Market (SAMY)
2020	0.00%	to	0.15%	12,440,465	10.17	to	10.20	126,760,100	0.15%	0.14%	to	0.29%
2019	0.00%	to	0.15%	4,437	10.16	to	10.17	44,780	1.49%	1.56%	to	1.69%	****
Nationwide NVIT AQR Large Cap Defensive Style Class 1 (TRF)
2020	0.00%	to	0.15%	324,798	14.17	to	14.22	4,619,972	3.78%	10.19%	to	10.35%
2019	0.00%			29	12.89			379	2.49%	29.31%
2018	0.00%	to	0.15%	4	19.96	to	19.97	42	2.06%	-0.40%	to	-0.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2020	0.00%	to	0.15%	84,567	19.84	to	61.03	4,976,946	0.00%	39.77%	to	39.98%
2019	0.00%	to	0.15%	85	14.19	to	43.60	3,696	0.00%	31.03%	to	32.75%
2018	0.00%	to	1.30%	62	10.71	to	32.84	2,033	0.00%	-7.65%	to	-6.41%
2017	0.00%	to	1.30%	85	11.46	to	35.09	2,982	0.00%	14.60%	to	25.28%
2016	0.00%	to	1.30%	65	19.55	to	28.01	1,815	0.00%	3.06%	to	4.40%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2020	0.00%	to	0.15%	135,924	10.44	to	27.12	3,599,834	1.08%	-2.77%	to	-2.62%
2019	0.00%	to	0.15%	179	10.74	to	27.85	4,903	0.74%	15.24%	to	16.74%
2018	0.00%	to	1.30%	176	9.21	to	30.03	4,136	0.70%	-16.37%	to	-15.27%
2017	0.00%	to	1.30%	198	10.89	to	35.91	5,571	0.93%	8.90%	to	16.75%
2016	0.00%	to	1.30%	202	24.12	to	31.16	4,873	0.58%	14.64%	to	16.18%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2020	0.00%			55,625	40.34			2,243,975	0.59%	19.56%
2019	0.00%	to	1.30%	75	29.85	to	33.74	2,522	0.56%	24.26%	to	25.88%
2018	0.00%	to	1.30%	37	24.02	to	26.80	982	0.43%	-6.97%	to	-5.73%
2017	0.00%	to	1.30%	52	25.82	to	28.43	1,484	0.40%	16.94%	to	18.41%
2016	0.00%	to	1.30%	71	22.08	to	24.01	1,704	0.63%	8.45%	to	9.89%
Neuberger Berman AMT Short Duration Bond (AMTB)
2020	0.00%	to	0.15%	463,576	10.81	to	13.44	6,208,052	2.33%	3.30%	to	3.46%
2019	0.00%	to	0.15%	441	10.47	to	12.99	5,705	1.92%	2.35%	to	3.69%
2018	0.00%	to	1.30%	425	10.11	to	12.61	5,314	1.59%	-0.32%	to	1.05%
2017	0.00%	to	1.30%	355	10.02	to	12.65	4,400	1.54%	-0.39%	to	0.90%
2016	0.00%	to	1.30%	341	12.29	to	12.70	4,186	1.09%	-0.08%	to	1.24%
Neuberger Berman AMT US Equity Index PutWrite Strategy (NBARMS)
2020	0.00%	to	0.15%	62,062	11.42	to	12.24	710,386	0.78%	8.10%	to	8.26%
2019	0.00%	to	0.15%	65	10.55	to	11.32	684	0.13%	15.09%	to	15.26%
2018	0.00%	to	0.15%	87	9.15	to	9.83	793	0.00%	-7.00%	to	-6.82%
2017	0.00%	to	0.15%	86	9.82	to	10.57	849	0.00%	5.70%	to	6.74%
2016	0.00%			112	9.20			1,028	0.00%	-0.65%
Ntrn Lts Rational Trend Aggregation VA (HVDCT)
2020	0.00%			70,537			10.26	723,466	0.10%	1.20%
2019	0.00%	to	0.15%	529	10.12	to	10.14	5,359	2.91%	1.22%	to	1.35%	****
Ntrn Lts 7Twelve Balanced Cl 4 (NO7TB)
2020	0.00%			689	12.70			8,751	1.61%	5.20%
2019	0.00%			1	12.07			10	1.14%	14.90%
2018	0.00%			1	10.51			10	0.06%	-8.61%
2017	0.00%			10	11.50			115	0.35%	10.36%
2016	0.00%			10	10.42			104	0.12%	9.22%
Ntrn Lts 7Twelve Balanced Cl 3 (NO7TB3)
2020	0.00%			63,020	12.18			767,599	1.69%	5.40%
2019	0.00%			124	11.56			1,435	1.64%	15.12%
2018	0.00%	to	0.15%	120	9.78	to	10.04	1,208	0.98%	-8.60%	to	-8.48%
2017	0.00%	to	0.15%	108	10.70	to	10.97	1,180	0.50%	7.00%	to	10.58%
2016	0.00%			45	9.92			447	0.60%	9.37%
Ntrn Lts TOPS Aggressive Growth ETF - Class 1 (NOTAG1)
2020	0.00%			4,116	21.71			89,346	1.43%	12.92%
2019	0.00%			4	19.22			79	1.29%	24.70%
2018	0.00%	to	0.25%	6	10.15	to	15.42	90	1.08%	-9.78%	to	-9.56%
2017	0.00%	to	0.25%	6	11.25	to	17.05	100	1.33%	12.50%	to	20.67%
2016	0.00%	to	0.10%	6	11.52	to	14.13	87	1.16%	13.27%	to	13.40%
Ntrn Lts TOPS Aggressive Growth ETF - Class 2 (NOTAG2)
2020	0.00%			18,381	12.20			224,189	0.88%	12.68%
2019	0.00%			3	10.82			37	1.39%			8.24%	****
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 1 (NOTB1)
2020	0.00%			9,312	15.91			148,115	2.54%	6.17%
2019	0.00%			9	14.98			140	1.73%	14.69%	to	14.81%
2018	0.00%	to	0.25%	19	10.01	to	13.05	246	1.75%	-6.10%	to	-5.78%
2017	0.00%	to	0.25%	30	10.66	to	13.85	411	1.57%	6.60%	to	10.89%
2016	0.00%	to	0.10%	43	10.53	to	12.49	511	1.60%	6.26%	to	6.39%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ntrn Lts TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2020	0.00%	to	0.15%	61,618	12.07	to	15.54	954,743	2.15%	5.74%	to	5.90%
2019	0.00%	to	0.15%	63	11.42	to	14.68	910	2.34%	14.38%	to	14.55%
2018	0.00%	to	0.15%	52	9.98	to	12.81	653	0.74%	-6.20%	to	-6.09%
2017	0.00%	to	0.15%	164	10.64	to	13.64	2,234	1.56%	6.40%	to	10.62%
2016	0.00%			175	12.33			2,153	1.24%	6.20%
Ntrn Lts BTS Tactical Fixed Income VIT CL 2 (NOTBBA)
2020	0.00%	to	0.15%	848,730	9.90	to	11.15	9,452,268	2.30%	2.27%	to	2.42%
2019	0.00%	to	0.15%	386	9.68	to	10.89	4,192	2.65%	2.80%	to	2.95%
2018	0.00%	to	0.15%	915	9.42	to	10.57	9,671	2.58%	-6.18%	to	-6.13%
2017	0.00%	to	0.15%	1,282	10.04	to	11.26	14,427	2.55%	0.40%	to	2.93%
2016	0.00%			796	10.94			8,712	0.02%	13.13%
Ntrn Lts TOPS Balanced ETF - Class 2 (NOTBE2)
2020	0.00%			28,627	11.55			330,622	1.44%			8.40%	****
Ntrn Lts TOPS Conservative ETF Class 1 (NOTC1)
2019	0.00%			2	14.22			28	1.95%	11.92%	to	12.03%
2018	0.00%	to	0.25%	2	10.14	to	12.69	25	0.00%	-2.69%	to	-2.46%
2017	0.00%	to	0.25%	24	10.42	to	13.01	282	0.89%	4.20%	to	7.08%
2016	0.00%	to	0.10%	24	10.66	to	12.15	264	1.16%	6.07%	to	6.21%
Ntrn Lts TOPS Conservative ETF - Class 2 (NOTC2)
2020	0.00%			70,158	14.90			1,045,033	1.74%	7.04%
2019	0.00%	to	0.15%	71	11.27	to	13.92	985	1.94%	11.53%	to	11.70%
2018	0.00%	to	0.15%	47	10.11	to	12.46	586	1.27%	-2.79%	to	-2.66%
2017	0.00%	to	0.15%	38	10.40	to	12.80	475	0.73%	4.00%	to	6.84%
2016	0.00%			24	11.98			288	0.33%	5.83%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 1 (NOTG1)
2020	0.00%	to	0.10%	1,951,589	13.04	to	15.42	28,550,634	2.40%	5.36%	to	5.46%
2019	0.00%	to	0.10%	2,151	12.38	to	14.62	29,833	2.20%	17.20%	to	17.32%
2018	0.00%	to	0.25%	2,280	10.13	to	12.46	27,010	1.77%	-8.74%	to	-8.52%
2017	0.00%	to	0.25%	2,422	11.10	to	13.62	31,421	1.85%	11.00%	to	17.92%
2016	0.00%	to	0.10%	2,540	9.81	to	11.55	28,010	1.92%	5.83%	to	5.87%
Ntrn Lts TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
2020	0.00%	to	0.15%	48,103	12.40	to	15.06	717,628	2.08%	5.03%	to	5.19%
2019	0.00%	to	0.15%	49	11.81	to	14.32	700	2.56%	16.90%	to	17.08%
2018	0.00%	to	0.15%	30	10.10	to	12.23	361	1.53%	-8.84%	to	-8.73%
2017	0.00%	to	0.15%	35	11.08	to	13.40	459	1.56%	10.80%	to	17.65%
2016	0.00%			31	11.39			350	2.29%	5.56%
Ntrn Lts TOPS Growth ETF - Class 1 (NOTGR1)
2020	0.00%			61,888	21.93			1,357,438	1.16%	11.92%
2019	0.00%			106	19.60			2,076	1.70%	22.24%	to	22.36%
2018	0.00%	to	0.25%	112	10.13	to	16.02	1,791	1.33%	-8.82%	to	-8.56%
2017	0.00%	to	0.25%	106	11.11	to	17.52	1,864	1.45%	11.10%	to	18.22%
2016	0.00%	to	0.10%	146	11.24	to	14.82	2,073	1.36%	12.51%	to	12.61%
Ntrn Lts TOPS Growth ETF - Class 2 (NOTGR2)
2020	0.00%			24,209	21.32			516,230	1.89%	11.67%
2019	0.00%			3	19.10			64	1.60%	22.07%
2018	0.00%			3	15.64			54	1.19%	-8.80%
2017	0.00%			4	17.15			62	1.31%	17.95%
2016	0.00%			4	14.54			54	1.25%	12.36%
Ntrn Lts TOPS Moderate Growth ETF - Class 1 (NOTMD1)
2020	0.00%			41,710	18.60			775,783	0.85%	10.83%
2019	0.00%	to	0.10%	114	14.15	to	16.78	1,869	1.75%	19.02%	to	19.14%
2018	0.00%	to	0.25%	116	10.14	to	14.09	1,591	1.26%	-6.89%	to	-6.56%
2017	0.00%	to	0.25%	131	10.89	to	15.08	1,940	1.38%	8.90%	to	14.42%
2016	0.00%	to	0.10%	145	11.15	to	13.18	1,884	0.70%	10.72%	to	10.76%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ntrn Lts TOPS Moderate Growth ETF - Class 2 (NOTMD2)
2020	0.00%			96,665	18.15			1,754,713	1.62%	10.60%
2019	0.00%			40	16.41			659	1.00%	18.91%
2018	0.00%			3	13.80			36	1.28%	-6.88%
2017	0.00%			3	14.82			38	1.25%	14.09%
2016	0.00%			3	12.99			34	0.61%	10.55%
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -1 (NOTMG1)
2020	0.00%			66,688	16.72			1,115,041	2.57%	6.20%
2019	0.00%			71	15.74			1,115	2.47%	16.47%	to	16.59%
2018	0.00%	to	0.25%	75	10.08	to	13.50	1,015	1.54%	-7.27%	to	-7.02%
2017	0.00%	to	0.25%	124	10.87	to	14.52	1,796	1.87%	8.70%	to	14.15%
2016	0.00%	to	0.10%	127	10.32	to	12.72	1,618	1.50%	6.39%	to	6.53%
Ntrn Lts TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)
2020	0.00%	to	0.15%	58,165	12.35	to	16.35	948,185	2.17%	5.75%	to	5.91%
2019	0.00%	to	0.15%	52	11.68	to	15.43	796	2.17%	16.13%	to	16.30%
2018	0.00%	to	0.15%	53	10.06	to	13.27	699	1.62%	-7.28%	to	-7.20%
2017	0.00%	to	0.15%	55	10.85	to	14.30	789	1.63%	8.50%	to	13.85%
2016	0.00%			60	12.56			758	1.38%	6.26%
Ntrn Lts TOPS Balanced ETF - Class 1 (NOTMR1)
2020	0.00%	to	0.10%	28,888	14.64	to	17.09	450,067	1.48%	8.51%	to	8.62%
2019	0.00%	to	0.10%	29	13.49	to	15.73	416	1.73%	16.14%	to	16.26%
2018	0.00%	to	0.25%	29	10.08	to	13.53	360	1.96%	-5.62%	to	-5.38%
2017	0.00%	to	0.25%	11	10.68	to	14.30	163	1.57%	6.80%	to	11.20%
2016	0.00%	to	0.10%	13	11.06	to	12.86	172	1.01%	8.11%	to	8.25%
Ntrn Lts Probabilities Class 1 (NOVPB1)
2020	0.00%	to	0.15%	376,187	11.09	to	12.70	4,741,933	0.00%	-8.36%	to	-8.22%
2019	0.00%	to	0.15%	665	12.11	to	13.84	9,164	0.00%	33.47%	to	33.67%
2018	0.00%	to	0.15%	817	9.07	to	10.35	8,454	0.00%	-15.63%	to	-15.51%
2017	0.00%	to	0.15%	1,369	10.75	to	12.25	16,763	0.00%	7.50%	to	15.68%
2016	0.00%			1,508	10.59			15,978	0.00%	2.32%
Ntrn Lts Power Dividend Index (NOVPDI)
2020	0.00%	to	1.30%	79,554	9.02	to	13.80	1,031,865	3.41%	-8.45%	to	-7.25%
2019	0.00%	to	1.30%	325	9.74	to	14.88	4,746	1.40%	-4.10%	to	-2.84%
2018	0.00%	to	1.30%	427	10.04	to	15.31	6,418	1.80%	-9.18%	to	-8.05%
2017	0.00%	to	1.30%	367	10.93	to	16.65	6,035	1.50%	9.30%	to	10.93%
2016	0.00%	to	1.30%	49	13.24	to	15.01	736	0.98%	-0.60%	to	0.67%
Ntrn Lts Power Income Class 2 (NOVPI2)
2020	0.00%	to	0.15%	44,756	9.81	to	10.81	457,790	0.95%	-6.12%	to	-5.97%
2019	0.00%	to	0.15%	274	10.44	to	11.50	3,111	2.23%	7.56%	to	7.72%
2018	0.00%	to	0.15%	324	9.71	to	10.68	3,424	3.16%	-3.48%	to	-3.26%
2017	0.00%	to	0.15%	128	10.06	to	11.04	1,388	0.95%	0.60%	to	2.13%
2016	0.00%			120	10.81			1,299	0.00%	4.34%
Ntrn Lts Power Momentum (NOVPM)
2020	0.00%	to	1.30%	74,669	11.67	to	20.06	1,397,959	0.12%	-2.48%	to	-1.20%
2019	0.00%	to	1.30%	218	11.83	to	20.30	4,309	0.66%	6.48%	to	7.87%
2018	0.00%	to	1.30%	322	10.98	to	18.82	5,357	0.48%	-3.92%	to	-2.64%
2017	0.00%	to	1.30%	106	11.30	to	19.33	2,007	1.55%	13.00%	to	20.89%
2016	0.00%	to	1.30%	76	14.10	to	15.99	1,195	0.29%	4.06%	to	5.41%
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2020	0.00%			755,901	13.07			9,881,898	2.81%	4.81%
2019	0.00%			1,061	12.47			13,232	4.32%	4.78%	to	4.93%
2018	0.00%	to	0.15%	1,069	10.33	to	11.89	12,689	2.86%	0.88%	to	1.02%
2017	0.00%	to	0.15%	1,004	10.24	to	11.77	11,815	1.72%	2.40%	to	5.09%
2016	0.00%			912	11.20			10,214	1.75%	4.67%
PIMCO VIT All Asset - Admin (PMVAAA)
2020	0.00%	to	0.15%	634,696	12.26	to	20.69	12,682,758	4.89%	7.85%	to	8.01%
2019	0.00%	to	0.15%	664	11.37	to	19.16	12,335	2.93%	11.73%	to	11.90%
2018	0.00%	to	0.15%	670	10.18	to	17.12	11,289	3.22%	-5.57%	to	-5.41%
2017	0.00%	to	0.15%	657	10.78	to	18.10	11,895	4.90%	7.80%	to	13.55%
2016	0.00%			661	15.94			10,533	2.42%	12.89%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT All Asset - Inst (PMVAAI)
2020	0.00%			48,598	11.74			570,308	2.58%			17.35%	****
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2020	0.00%	to	0.15%	1,158,951	12.05	to	24.09	27,488,908	4.67%	6.55%	to	6.71%
2019	0.00%	to	0.15%	1,493	11.31	to	22.58	33,211	4.43%	14.60%	to	14.77%
2018	0.00%	to	0.15%	1,146	9.87	to	19.67	22,188	4.14%	-4.91%	to	-4.75%
2017	0.00%	to	0.15%	1,138	10.38	to	20.65	23,401	5.08%	3.80%	to	9.90%
2016	0.00%			971	18.79			18,252	5.24%	13.33%
PIMCO VIT International Bond (Unhedged)- Admin (PMVFBA)
2020	0.00%	to	0.15%	381,446	12.06	to	16.14	6,156,308	5.16%	10.61%	to	10.77%
2019	0.00%	to	0.15%	407	10.90	to	14.57	5,937	2.00%	6.86%	to	7.02%
2018	0.00%	to	0.15%	396	10.20	to	13.62	5,400	4.72%	-4.14%	to	-3.95%
2017	0.00%	to	0.15%	357	10.64	to	14.18	5,064	1.52%	6.40%	to	10.78%
2016	0.00%			357	12.80			4,571	1.23%	3.06%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2020	0.00%	to	0.15%	1,790,574	11.69	to	21.93	38,455,807	5.87%	5.40%	to	5.56%
2019	0.00%	to	0.15%	1,895	11.09	to	20.77	38,733	1.77%	6.85%	to	7.01%
2018	0.00%	to	0.15%	1,993	10.38	to	19.41	38,042	1.32%	1.96%	to	2.10%
2017	0.00%	to	0.15%	1,941	10.18	to	19.01	36,630	5.98%	1.80%	to	2.76%
2016	0.00%			1,236	18.50			22,876	1.41%	6.51%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2020	0.00%	to	0.15%	195,433	11.70	to	19.03	3,673,649	2.39%	9.95%	to	10.12%
2019	0.00%			176	17.28			3,045	2.46%	5.97%	to	6.12%
2018	0.00%	to	0.15%	176	10.04	to	16.28	2,860	6.39%	-4.29%	to	-4.24%
2017	0.00%	to	0.15%	148	10.49	to	17.00	2,512	2.14%	4.90%	to	8.63%
2016	0.00%			139	15.65			2,182	1.55%	4.06%
PIMCO VIT High Yield - Admin (PMVHYA)
2020	0.00%	to	0.15%	1,594,292	12.11	to	24.28	38,540,417	4.81%	5.59%	to	5.75%
2019	0.00%	to	0.15%	2,539	11.47	to	22.96	58,164	4.91%	14.55%	to	14.72%
2018	0.00%	to	0.15%	1,094	10.02	to	20.01	21,723	5.11%	-2.72%	to	-2.68%
2017	0.00%	to	0.15%	1,471	10.30	to	20.56	29,814	4.89%	3.00%	to	6.64%
2016	0.00%			1,680	19.28			32,404	5.17%	12.42%
PIMCO VIT Income - Admin (PMVID)
2020	0.00%	to	0.15%	10,236,912	12.10	to	13.24	135,261,739	4.63%	6.35%	to	6.51%
2019	0.00%	to	0.15%	9,959	11.37	to	12.43	123,539	3.52%	8.40%	to	8.57%
2018	0.00%	to	0.15%	7,532	10.49	to	11.45	86,105	3.20%	0.19%	to	0.44%
2017	0.00%	to	0.15%	7,015	10.47	to	11.40	79,925	2.59%	4.70%	to	8.06%
2016	0.00%			1,671	10.55			17,627	4.27%	5.50%
PIMCO VIT Low Duration - Admin (PMVLDA)
2020	0.00%	to	0.15%	2,148,775	10.78	to	15.32	32,501,778	1.19%	2.84%	to	2.99%
2019	0.00%	to	0.15%	2,038	10.48	to	14.87	30,195	2.78%	3.87%	to	4.03%
2018	0.00%	to	0.15%	2,618	10.09	to	14.30	37,294	1.94%	0.20%	to	0.35%
2017	0.00%	to	0.15%	2,119	10.07	to	14.25	30,147	1.34%	0.70%	to	1.35%
2016	0.00%			2,300	14.06			32,443	1.49%	1.37%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2020	0.00%	to	0.15%	619,199	13.70	to	27.65	15,928,825	1.68%	17.22%	to	17.39%
2019	0.00%	to	0.15%	594	11.68	to	23.55	13,462	2.06%	13.15%	to	13.32%
2018	0.00%	to	0.15%	553	10.33	to	20.78	11,116	2.40%	-2.46%	to	-2.40%
2017	0.00%	to	0.15%	296	10.59	to	21.29	6,246	2.17%	5.90%	to	8.96%
2016	0.00%			216	19.54			4,223	1.96%	0.67%
PIMCO VIT Real Return - Admin (PMVRRA)
2020	0.00%	to	1.30%	1,595,759	11.98	to	19.08	30,295,709	1.42%	10.27%	to	11.71%
2019	0.00%	to	0.15%	1,484	10.74	to	17.08	25,250	1.68%	7.04%	to	8.44%
2018	0.00%	to	1.30%	1,821	9.92	to	15.75	28,483	2.49%	-3.53%	to	-2.23%
2017	0.00%	to	1.30%	1,662	10.16	to	16.11	26,705	2.38%	1.60%	to	3.67%
2016	0.00%	to	1.30%	1,270	15.23	to	15.54	19,740	2.30%	3.82%	to	5.21%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2020	0.00%	to	0.15%	1,346,285	6.74	to	10.17	9,025,188	5.47%	1.20%	to	1.35%
2019	0.00%	to	0.15%	1,338	6.65	to	10.05	8,894	4.40%	11.26%	to	11.43%
2018	0.00%	to	0.15%	1,555	5.97	to	9.03	9,280	2.11%	-14.33%	to	-14.10%
2017	0.00%	to	0.15%	1,689	6.95	to	10.54	11,734	11.03%	2.21%	to	5.40%
2016			0.00%	1,594			6.80	10,845	1.13%			15.06%
PIMCO VIT Total Return - Admin (PMVTRA)
2020	0.00%	to	0.15%	6,833,972	11.97	to	21.73	146,965,340	2.11%	8.49%	to	8.65%
2019	0.00%	to	0.15%	6,493	11.03	to	20.00	129,029	3.01%	6.96%	to	8.36%
2018	0.00%	to	1.30%	6,549	10.20	to	18.46	120,038	2.55%	-1.87%	to	-0.54%
2017	0.00%	to	1.30%	6,206	10.27	to	18.56	115,098	2.02%	2.70%	to	4.92%
2016	0.00%	to	1.30%	5,635	16.04	to	17.69	99,907	2.08%	1.39%	to	2.67%
PIMCO VIT Global Core Bond (Hedged) Adm (PVGCBA)
2020	0.00%	to	0.15%	202,793	12.03	to	12.59	2,551,869	4.89%	7.94%	to	8.10%
2019	0.00%	to	0.15%	119	11.15	to	11.65	1,389	2.22%	7.72%	to	7.88%
2018	0.00%	to	0.15%	74	10.35	to	10.80	794	1.69%	0.88%	to	1.12%
2017	0.00%	to	0.15%	33	10.26	to	10.68	347	1.44%	2.60%	to	4.20%
2016			0.00%	25			10.25	258	1.63%			6.88%
PIMCO VIT Global Diversified Allocation - Admin (PVGDAA)
2020			0.00%	635			16.76	10,643	3.24%			4.15%
2019			0.00%	1			16.09	10	2.62%			21.71%
2018			0.00%	1			13.22	9	1.92%			-8.95%
2017			0.00%	1			14.52	11	2.97%			16.91%
2016			0.00%	1			12.42	9	1.00%			7.81%
PIMCO VIT Global Managed Allocation Adm (PVGMAA)
2020	0.00%	to	0.15%	166,207	13.88	to	16.15	2,664,809	7.71%	16.66%	to	16.83%
2019			0.00%	161			13.82	2,224	2.21%			17.06%
2018	0.00%	to	0.15%	156	10.18	to	11.81	1,843	1.85%	-5.57%	to	-5.44%
2017	0.00%	to	0.15%	87	10.78	to	12.49	1,092	2.15%	7.80%	to	14.06%
2016			0.00%	82			10.95	894	2.47%			4.09%
PIMCO VIT Short-Term - Admin (PVSTA)
2020	0.00%	to	1.30%	3,857,404	10.78	to	14.40	55,434,867	1.27%	0.92%	to	2.24%
2019	0.00%	to	0.15%	4,443	10.56	to	14.08	62,328	2.47%	1.47%	to	2.80%
2018	0.00%	to	1.30%	4,811	10.29	to	13.70	65,667	2.23%	0.17%	to	1.56%
2017	0.00%	to	1.30%	1,825	10.15	to	13.49	24,603	1.71%	1.14%	to	2.35%
2016	0.00%	to	1.30%	1,476	11.37	to	13.18	19,446	1.56%	0.98%	to	2.41%
ProFunds VP Asia 30 (PROA30)
2020	0.00%	to	0.15%	134,042	16.20	to	18.20	2,433,243	0.61%	35.34%	to	35.55%
2019			0.00%	124			13.43	1,661	0.26%			26.31%
2018	0.00%	to	0.15%	64	9.49	to	10.63	680	0.46%	-18.68%	to	-18.61%
2017	0.00%	to	0.15%	144	11.67	to	13.06	1,884	0.00%	16.70%	to	32.86%
2016			0.00%	65			9.83	647	1.10%			0.61%
ProFunds Access VP High Yield (PROAHY)
2020	0.00%	to	0.15%	91,751	11.32	to	18.55	1,650,070	2.62%	-0.21%	to	-0.06%
2019	0.00%	to	0.15%	75	11.34	to	18.56	1,389	4.88%	12.26%	to	12.43%
2018	0.00%	to	0.15%	26	10.10	to	16.51	430	2.59%	-0.79%	to	-0.60%
2017	0.00%	to	0.15%	49	10.18	to	16.61	800	2.32%	1.80%	to	4.79%
2016			0.00%	68			15.85	1,072	2.99%			9.01%
ProFunds VP Biotechnology (PROBIO)
2020	0.00%	to	0.15%	95,288	13.88	to	44.09	3,845,103	0.02%	15.20%	to	15.38%
2019	0.00%	to	0.15%	91	12.05	to	38.21	3,081	0.00%	16.28%	to	16.46%
2018	0.00%	to	0.15%	37	10.36	to	32.81	1,125	0.00%	-6.92%	to	-6.76%
2017	0.00%	to	0.15%	57	11.13	to	35.19	1,975	0.00%	11.30%	to	22.57%
2016			0.00%	33			28.71	948	0.00%			-15.48%
ProFunds VP Bull (PROBL)
2020	0.00%	to	0.15%	678,688	15.63	to	31.91	21,647,437	0.12%	15.86%	to	16.03%
2019	0.00%	to	0.15%	620	13.49	to	27.50	16,976	0.28%	28.69%	to	28.88%
2018	0.00%	to	0.15%	494	10.48	to	21.34	10,528	0.00%	-6.34%	to	-6.16%
2017	0.00%	to	0.15%	917	11.19	to	22.74	20,859	0.00%	11.90%	to	19.37%
2016			0.00%	639			19.05	12,166	0.00%			9.67%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Basic Materials (PROBM)
2020	0.00%	to	0.15%	279,114	12.88	to	18.86	5,250,023	0.57%	16.31%	to	16.49%
2019			0.00%	48			16.19	769	0.20%	17.54%	to	17.72%
2018	0.00%	to	0.15%	39	9.42	to	13.75	537	0.35%	-17.80%	to	-17.66%
2017	0.00%	to	0.15%	140	11.46	to	16.70	2,332	0.49%	14.60%	to	22.97%
2016			0.00%	89			13.58	1,205	0.74%	18.50%
ProFunds VP Banks (PROBNK)
2020	0.00%	to	0.15%	55,721	11.06	to	21.94	1,207,206	1.27%	-15.34%	to	-15.21%
2019	0.00%	to	0.15%	108	13.06	to	25.87	2,736	0.66%	36.22%	to	36.43%
2018	0.00%	to	0.15%	53	9.59	to	18.96	962	0.38%	-18.03%	to	-17.92%
2017	0.00%	to	0.15%	152	11.70	to	23.10	3,473	0.30%	17.00%	to	17.92%
2016			0.00%	88			19.59	1,730	0.22%	23.21%
ProFunds VP Bear (PROBR)
2020	0.00%	to	0.15%	376,028	1.73	to	5.23	656,412	0.32%	-25.73%	to	-25.61%
2019	0.00%	to	0.15%	105	2.33	to	7.04	298	0.08%	-23.06%	to	-22.95%
2018	0.00%	to	0.15%	238	3.02	to	9.15	753	0.00%	3.86%	to	4.14%
2017	0.00%	to	0.15%	254	2.90	to	8.81	735	0.00%	-18.08%	to	-11.90%
2016			0.00%	168			3.54	593	0.00%	-13.02%
ProFunds VP Consumer Goods (PROCG)
2020	0.00%	to	0.15%	81,684	15.10	to	32.54	2,592,696	0.57%	30.85%	to	31.05%
2019	0.00%	to	0.15%	56	11.54	to	24.83	1,390	1.43%	26.37%	to	26.56%
2018	0.00%	to	0.15%	31	9.13	to	19.62	616	0.40%	-14.91%	to	-14.81%
2017	0.00%	to	0.15%	234	10.73	to	23.03	5,385	0.62%	7.30%	to	15.09%
2016			0.00%	60			20.01	1,199	1.28%	3.52%
ProFunds VP Consumer Services (PROCS)
2020	0.00%	to	0.15%	75,386	17.31	to	43.73	3,132,353	0.00%	28.15%	to	28.34%
2019	0.00%	to	0.15%	61	13.51	to	34.07	2,011	0.00%	24.45%	to	24.64%
2018	0.00%	to	0.15%	61	10.86	to	27.34	1,655	0.00%	0.46%	to	0.63%
2017	0.00%	to	0.15%	104	10.81	to	27.17	2,805	0.00%	8.10%	to	18.39%
2016			0.00%	59			22.95	1,364	0.00%	4.18%
ProFunds VP Europe 30 (PROE30)
2020			0.00%	49,364			13.29	656,173	2.02%	-9.23%
2019			0.00%	61			14.64	900	1.65%	17.61%	to	17.79%
2018	0.00%	to	0.15%	46	9.36	to	12.43	566	1.35%	-14.21%	to	-14.16%
2017	0.00%	to	0.15%	409	10.91	to	14.48	5,924	2.73%	9.10%	to	19.77%
2016			0.00%	70			12.09	845	2.86%	7.75%
ProFunds VP Emerging Markets (PROEM)
2020			0.00%	526,394			13.98	7,358,569	0.55%	26.72%
2019			0.00%	319			11.03	3,518	0.31%	24.05%	to	24.23%
2018	0.00%	to	0.15%	149	8.88	to	9.85	1,320	0.24%	-15.38%	to	-15.27%
2017	0.00%	to	0.15%	340	10.48	to	11.64	3,561	0.04%	16.40%	to	33.33%
2016			0.00%	125	7.86			986	0.36%	11.02%
ProFunds VP Financials (PROFIN)
2020	0.00%	to	0.15%	122,150	13.09	to	24.36	2,923,418	1.09%	-1.92%	to	-1.77%
2019	0.00%	to	0.15%	180	13.35	to	24.80	4,390	0.64%	30.07%	to	30.27%
2018	0.00%	to	0.15%	115	10.26	to	19.04	2,140	0.30%	-10.55%	to	-10.40%
2017	0.00%	to	0.15%	367	11.47	to	21.25	7,764	0.44%	14.70%	to	18.19%
2016			0.00%	283	17.98			5,081	0.49%	15.33%
ProFunds VP Falling US Dollar (PROFUD)
2020			0.00%	66,091	7.24			478,330	0.34%	4.80%
2019			0.00%	28	6.91			195	0.04%	-2.49%	to	-2.34%
2018	0.00%	to	0.15%	4	7.07	to	9.89	31	0.00%	-6.43%	to	-6.36%
2017	0.00%	to	0.15%	9	7.55	to	10.57	67	0.00%	5.70%	to	8.48%
2016			0.00%	7	6.96			50	0.00%	-5.82%
ProFunds VP Government Money Market (PROGMM)
2020	0.00%	to	0.15%	583,356	10.07	to	10.14	5,914,217	0.05%	-0.11%	to	0.04%
2019	0.00%	to	0.15%	1,008	10.08	to	10.13	10,211	0.88%	0.62%	to	0.77%
2018	0.00%	to	0.15%	3,957	10.02	to	10.06	39,792	0.38%	0.30%	to	0.40%
2017	0.00%	to	0.15%	3,770	9.99	to	10.02	37,752	0.02%	-0.10%	to	0.10%
2016	0.00%			3,186	10.01			31,900	0.02%	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP U.S. Government Plus (PROGVP)
2020	0.00%			46,040	23.58			1,085,457	0.06%	20.69%
2019	0.00%			168	19.53			3,278	0.85%	18.04%	to	18.22%
2018	0.00%	to	0.15%	81	10.16	to	16.52	1,339	0.92%	-5.58%	to	-5.44%
2017	0.00%	to	0.15%	124	10.76	to	17.47	2,165	0.43%	7.60%	to	9.46%
2016	0.00%			179	15.96			2,858	0.00%	-0.31%
ProFunds VP Health Care (PROHC)
2020	0.00%	to	0.15%	103,473	15.56	to	39.77	4,109,772	0.00%	14.27%	to	14.44%
2019	0.00%	to	0.15%	140	13.62	to	34.75	4,814	0.00%	19.19%	to	19.37%
2018	0.00%	to	0.15%	151	11.43	to	29.11	4,361	0.00%	4.29%	to	4.41%
2017	0.00%	to	0.15%	110	10.96	to	27.88	3,056	0.00%	9.60%	to	20.95%
2016	0.00%			62	23.05			1,438	0.00%	-4.08%
ProFunds VP Industrials (PROIND)
2020	0.00%	to	0.15%	134,177	15.19	to	33.05	4,157,196	0.17%	16.59%	to	16.76%
2019	0.00%	to	0.15%	133	13.03	to	28.31	3,708	0.00%	30.30%	to	30.49%
2018	0.00%	to	0.15%	46	10.00	to	21.69	958	0.07%	-12.89%	to	-12.79%
2017	0.00%	to	0.15%	403	11.48	to	24.87	9,966	0.20%	14.80%	to	22.39%
2016	0.00%			375	20.32			7,613	0.22%	17.59%
ProFunds VP International (PROINT)
2020	0.00%			11,431	14.78			168,945	0.31%	4.90%
2019	0.00%			14	14.09			199	0.20%	19.09%	to	19.27%
2018	0.00%	to	0.15%	16	9.31	to	11.81	187	0.00%	-15.90%	to	-15.76%
2017	0.00%	to	0.15%	73	11.07	to	14.02	1,019	0.00%	10.70%	to	21.81%
2016	0.00%			18	11.51			208	0.00%	-0.95%
ProFunds VP Japan (PROJP)
2020	0.00%			192,694	21.57			4,157,241	0.08%	15.93%
2019	0.00%			77	18.61			1,430	0.10%	19.82%	to	20.00%
2018	0.00%	to	0.15%	80	10.33	to	15.51	1,236	0.00%	-11.71%	to	-11.62%
2017	0.00%	to	0.15%	149	11.70	to	17.55	2,606	0.00%	17.00%	to	18.42%
2016	0.00%			153	14.82			2,265	0.00%	0.41%
ProFunds VP Large-Cap Growth (PROLCG)
2020	0.00%	to	0.15%	152,630	18.68	to	42.01	6,401,423	0.00%	30.73%	to	30.93%
2019	0.00%	to	0.15%	178	14.29	to	32.09	5,717	0.00%	28.70%	to	28.89%
2018	0.00%	to	0.15%	269	11.10	to	24.89	6,692	0.00%	-2.03%	to	-1.89%
2017	0.00%	to	0.15%	295	11.33	to	25.37	7,484	0.00%	13.30%	to	25.28%
2016	0.00%			205	20.25			4,160	0.04%	5.03%
ProFunds VP Large-Cap Value (PROLCV)
2020	0.00%			42,947	24.61			1,057,078	0.24%	-0.06%
2019	0.00%			251	24.63			6,192	0.30%	29.77%
2018	0.00%	to	0.15%	118	9.86	to	18.98	2,241	1.00%	-10.77%	to	-10.60%
2017	0.00%	to	0.15%	60	11.05	to	21.23	1,267	0.52%	10.50%	to	13.41%
2016	0.00%			188	18.72			3,525	0.00%	15.41%
ProFunds VP Mid-Cap (PROMC)
2020	0.00%	to	0.15%	80,827	12.90	to	26.09	2,104,716	0.47%	10.59%	to	10.76%
2019	0.00%	to	0.15%	90	11.67	to	23.55	2,118	0.08%	23.34%	to	23.53%
2018	0.00%	to	0.15%	646	9.46	to	19.07	12,308	0.00%	-12.97%	to	-12.84%
2017	0.00%	to	0.15%	1,258	10.87	to	21.88	27,535	0.00%	8.70%	to	13.43%
2016	0.00%			1,503	19.29			28,998	0.00%	18.20%
ProFunds VP Mid-Cap Growth (PROMCG)
2020	0.00%			105,349	31.17			3,284,064	0.00%	20.90%
2019	0.00%			14	25.78			358	0.00%	24.06%	to	24.24%
2018	0.00%	to	0.15%	16	9.73	to	20.75	340	0.00%	-12.10%	to	-12.00%
2017	0.00%	to	0.15%	42	11.07	to	23.58	999	0.00%	10.70%	to	18.31%
2016	0.00%			26	19.93			510	0.00%	12.85%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Mid-Cap Value (PROMCV)
2020	0.00%	to	0.15%	33,113	11.84	to	24.11	734,332	0.49%	2.14%	to	2.30%
2019	0.00%	to	0.15%	61	11.59	to	23.57	1,311	0.10%	23.90%	to	24.08%
2018	0.00%	to	0.15%	37	9.35	to	18.99	711	0.11%	-13.43%	to	-13.33%
2017	0.00%	to	0.15%	26	10.80	to	21.91	579	0.18%	8.00%	to	10.60%
2016	0.00%			257	19.81			5,082	0.11%	24.36%
ProFunds VP NASDAQ-100 (PRON)
2020	0.00%	to	0.15%	926,682	21.94	to	58.84	52,593,108	0.00%	45.35%	to	45.57%
2019	0.00%	to	0.15%	912	15.10	to	40.42	35,599	0.00%	36.50%	to	36.70%
2018	0.00%	to	0.15%	355	11.06	to	29.57	10,013	0.00%	-2.04%	to	-1.86%
2017	0.00%	to	0.15%	436	11.29	to	30.13	12,884	0.00%	12.90%	to	30.38%
2016	0.00%			527	23.11			12,174	0.00%	5.24%
ProFunds VP Internet (PRONET)
2020	0.00%	to	0.15%	167,260	21.73	to	57.41	8,785,585	0.00%	50.60%	to	50.82%
2019	0.00%	to	0.15%	118	14.43	to	38.07	4,174	0.00%	17.86%	to	18.03%
2018	0.00%	to	0.15%	125	12.25	to	32.25	3,833	0.00%	4.79%	to	4.95%
2017	0.00%	to	0.15%	82	11.69	to	30.73	2,491	0.00%	16.90%	to	36.03%
2016	0.00%			57	22.59			1,279	0.00%	5.51%
ProFunds VP Oil & Gas (PROOG)
2020	0.00%	to	0.15%	327,239	6.10	to	6.86	2,176,290	1.25%	-34.56%	to	-34.46%
2019	0.00%	to	0.15%	433	9.32	to	10.47	4,460	0.94%	8.35%	to	8.52%
2018	0.00%	to	0.15%	124	8.60	to	9.65	1,163	2.45%	-20.37%	to	-20.18%
2017	0.00%	to	0.15%	168	10.80	to	12.09	2,025	0.75%	-3.20%	to	8.00%
2016	0.00%			372	12.49			4,651	1.37%	24.16%
ProFunds VP Pharmaceuticals (PROPHR)
2020	0.00%	to	0.15%	73,084	12.42	to	27.98	1,940,182	0.06%	12.34%	to	12.51%
2019	0.00%	to	0.15%	69	11.06	to	24.86	1,644	0.65%	13.87%	to	14.04%
2018	0.00%	to	0.15%	28	9.71	to	21.80	601	0.67%	-6.36%	to	-6.20%
2017	0.00%	to	0.15%	32	10.37	to	23.24	747	1.56%	3.70%	to	10.35%
2016	0.00%			23	21.06			487	0.90%	-3.75%
ProFunds VP Precious Metals (PROPM)
2020	0.00%	to	0.15%	528,444	6.98	to	16.04	3,720,373	0.29%	23.92%	to	24.10%
2019	0.00%	to	0.15%	399	5.62	to	12.94	2,296	0.03%	45.76%	to	45.98%
2018	0.00%	to	0.15%	320	3.85	to	8.88	1,233	0.00%	-13.62%	to	-13.48%
2017	0.00%	to	0.15%	204	4.45	to	10.28	908	0.00%	2.80%	to	5.20%
2016	0.00%			219	4.23			926	0.00%	56.09%
ProFunds VP Real Estate (PRORE)
2020	0.00%	to	0.15%	44,803	11.59	to	21.23	949,342	1.70%	-6.43%	to	-6.29%
2019	0.00%	to	0.15%	156	12.39	to	22.65	3,522	1.39%	26.57%	to	26.76%
2018	0.00%	to	0.15%	57	9.79	to	17.87	1,019	2.62%	-5.77%	to	-5.70%
2017	0.00%	to	0.15%	34	10.39	to	18.95	636	1.02%	3.90%	to	8.04%
2016	0.00%			27	17.54			475	1.56%	5.73%
ProFunds VP Rising Rates Opportunity (PRORRO)
2020	0.00%	to	0.15%	260,007	2.18	to	5.70	570,770	1.16%	-26.81%	to	-26.70%
2019	0.00%			314	2.97			933	0.20%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	717	3.60	to	9.44	2,628	0.00%	3.96%	to	4.35%
2017	0.00%	to	0.15%	181	3.45	to	9.08	625	0.00%	-11.99%	to	-9.20%
2016	0.00%			404	3.92			1,584	0.00%	-5.08%
ProFunds VP Small Cap (PROSC)
2020	0.00%			443,936	26.15			11,610,697	0.06%	17.06%
2019	0.00%			403	22.34			8,997	0.00%	23.42%	to	23.60%
2018	0.00%	to	0.15%	312	9.43	to	18.08	5,631	0.00%	-13.09%	to	-12.87%
2017	0.00%	to	0.15%	340	10.85	to	20.75	7,062	0.00%	8.50%	to	12.41%
2016	0.00%			502	18.46			9,268	0.00%	19.71%
ProFunds VP Small-Cap Growth (PROSCG)
2020	0.00%	to	0.15%	84,349	14.26	to	33.20	2,770,897	0.00%	17.21%	to	17.39%
2019	0.00%	to	0.15%	44	12.17	to	28.28	1,224	0.00%	18.94%	to	19.12%
2018	0.00%	to	0.15%	116	10.23	to	23.74	2,702	0.00%	-5.89%	to	-5.76%
2017	0.00%	to	0.15%	83	10.87	to	25.19	2,078	0.00%	8.70%	to	12.96%
2016	0.00%			154	22.30			3,425	0.00%	20.22%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Semiconductor (PROSCN)
2020	0.00%			82,970	57.24			4,749,279	0.41%	44.85%
2019	0.00%	to	0.15%	59	16.89	to	39.52	2,286	0.15%	49.55%	to	49.77%
2018	0.00%	to	0.15%	43	11.29	to	26.38	1,087	0.00%	-10.40%	to	-10.24%
2017	0.00%	to	0.15%	56	12.60	to	29.39	1,616	0.16%	26.00%	to	35.56%
2016	0.00%			47	21.68			1,009	0.16%	27.68%
ProFunds VP Small-Cap Value (PROSCV)
2020	0.00%			142,021	23.42			3,325,617	0.03%	1.06%
2019	0.00%	to	0.15%	146	11.51	to	23.17	3,379	0.00%	22.38%	to	22.56%
2018	0.00%	to	0.15%	131	9.40	to	18.90	2,472	0.00%	-14.39%	to	-14.25%
2017	0.00%	to	0.15%	138	10.98	to	22.04	3,039	0.02%	9.71%	to	9.80%
2016	0.00%			565	20.09			11,339	0.00%	28.78%
ProFunds VP Short Emerging Markets (PROSEM)
2020	0.00%	to	0.15%	7,514	3.63	to	5.06	27,746	0.04%	-31.86%	to	-31.76%
2019	0.00%	to	0.15%	38	5.32	to	7.42	217	0.74%	-21.11%	to	-20.99%
2018	0.00%	to	0.15%	134	6.73	to	9.41	919	0.00%	12.43%	to	12.54%
2017	0.00%	to	0.15%	27	5.98	to	8.37	162	0.00%	-27.78%	to	-16.30%
2016	0.00%			37	8.28			307	0.00%	-16.28%
ProFunds VP Short International (PROSIN)
2020	0.00%	to	0.15%	50,819	3.67	to	6.97	190,946	0.14%	-17.07%	to	-16.94%
2019	0.00%	to	0.15%	21	4.42	to	8.40	112	0.41%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	257	5.35	to	10.19	1,401	0.00%	15.27%	to	15.30%
2017	0.00%	to	0.15%	12	4.64	to	8.84	56	0.00%	-20.55%	to	-11.60%
2016	0.00%			2	5.84			13	0.00%	-5.96%
ProFunds VP Short Mid-Cap (PROSMC)
2020	0.00%	to	0.15%	4,704	1.88	to	5.75	14,951	0.62%	-26.76%	to	-26.65%
2019	0.00%	to	0.15%	19	2.56	to	7.85	103	0.07%	-21.29%	to	-21.17%
2018	0.00%	to	0.15%	62	3.24	to	9.97	237	0.00%	10.78%	to	10.96%
2017	0.00%	to	0.15%	13	2.92	to	9.00	38	0.00%	-14.87%	to	-10.00%
2016	0.00%			1	3.43			2	0.00%	-20.23%
ProFunds VP Short NASDAQ-100 (PROSN)
2020	0.00%	to	0.15%	441,196	0.83	to	3.46	376,430	0.04%	-42.86%	to	-42.77%
2019	0.00%	to	0.15%	136	1.46	to	6.05	297	0.01%	-28.16%	to	-28.06%
2018	0.00%	to	0.15%	133	2.02	to	8.43	270	0.00%	-2.99%	to	-2.88%
2017	0.00%	to	0.15%	32	2.08	to	8.69	67	0.00%	-25.45%	to	-13.10%
2016	0.00%			54	2.79			150	0.00%	-10.00%
ProFunds VP Short Small-Cap (PROSSC)
2020	0.00%	to	0.15%	210,644	1.54	to	5.33	330,836	0.52%	-32.07%	to	-31.96%
2019	0.00%	to	0.15%	137	2.26	to	7.85	391	0.10%	-20.90%	to	-20.78%
2018	0.00%	to	0.15%	40	2.86	to	9.93	114	0.00%	10.21%	to	10.42%
2017	0.00%	to	0.15%	27	2.59	to	9.01	70	0.00%	-14.24%	to	-9.90%
2016	0.00%			39	3.02			118	0.00%	-21.56%
ProFunds VP Technology (PROTEC)
2020	0.00%	to	0.15%	123,317	23.81	to	55.06	6,433,663	0.00%	44.59%	to	44.80%
2019	0.00%	to	0.15%	118	16.47	to	38.02	4,364	0.00%	44.97%	to	45.18%
2018	0.00%	to	0.15%	107	11.36	to	26.19	2,798	0.00%	-2.41%	to	-2.28%
2017	0.00%	to	0.15%	109	11.64	to	26.80	2,933	0.04%	16.40%	to	35.15%
2016	0.00%			73	19.83			1,448	0.00%	12.35%
ProFunds VP Telecommunications (PROTEL)
2020	0.00%			39,023	17.14			668,710	1.84%	3.15%
2019	0.00%			31	16.61			518	2.44%	14.60%	to	14.77%
2018	0.00%	to	0.15%	22	8.93	to	14.48	313	5.62%	-15.28%	to	-15.07%
2017	0.00%	to	0.15%	41	10.54	to	17.05	702	4.36%	-2.12%	to	5.40%
2016	0.00%			45	17.42			791	1.25%	21.65%
ProFunds VP UltraBull (PROUB)
2020	0.00%	to	0.15%	50,219	20.10	to	73.02	3,637,723	0.72%	19.65%	to	19.83%
2019	0.00%	to	0.15%	54	16.80	to	60.94	3,269	0.30%	59.93%	to	60.17%
2018	0.00%	to	0.15%	61	10.51	to	38.05	2,333	0.00%	-15.58%	to	-15.50%
2017	0.00%	to	0.15%	70	12.45	to	45.03	2,984	0.00%	24.50%	to	41.03%
2016	0.00%			82	31.93			2,611	0.00%	18.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP UltraMid-Cap (PROUMC)
2020	0.00%			22,576	48.80			1,101,686	0.23%	5.22%
2019	0.00%			33	46.38			1,508	0.00%	47.57%	to	47.79%
2018	0.00%	to	0.15%	48	8.66	to	31.38	1,507	0.00%	-26.86%	to	-26.77%
2017	0.00%	to	0.15%	48	11.84	to	42.85	2,045	0.00%	18.40%	to	28.83%
2016	0.00%			63	33.26			2,081	0.00%	37.95%
ProFunds VP UltraNASDAQ-100 (PROUN)
2020	0.00%	to	0.15%	111,324	38.10	to	239.05	21,349,877	0.00%	86.02%	to	86.30%
2019	0.00%	to	0.15%	110	20.48	to	128.31	13,352	0.00%	79.40%	to	79.66%
2018	0.00%	to	0.15%	70	11.42	to	71.42	3,018	0.00%	-9.72%	to	-9.63%
2017	0.00%	to	0.15%	480	12.65	to	79.03	36,437	0.00%	26.50%	to	68.33%
2016	0.00%			311	46.95			14,597	0.00%	8.63%
ProFunds VP UltraSmall-Cap (PROUSC)
2020	0.00%	to	0.15%	58,491	14.62	to	44.96	2,626,321	0.12%	16.21%	to	16.39%
2019	0.00%	to	0.15%	33	12.58	to	38.63	1,270	0.00%	47.11%	to	47.33%
2018	0.00%	to	0.15%	38	8.55	to	26.22	997	0.00%	-27.11%	to	-26.94%
2017	0.00%	to	0.15%	196	11.73	to	35.89	7,020	0.00%	17.30%	to	25.18%
2016	0.00%			59	28.67			1,698	0.00%	39.58%
ProFunds VP UltraShort NASDAQ-100 (PROUSN)
2020	0.00%	to	0.15%	1,221,710	0.06	to	0.93	107,352	0.38%	-71.50%	to	-71.46%
2019	0.00%	to	0.15%	462	0.22	to	3.26	881	0.08%	-50.58%	to	-50.50%
2018	0.00%	to	0.15%	483	0.44	to	6.59	254	0.00%	-11.78%	to	-10.20%
2017	0.00%	to	0.15%	197	0.49	to	7.47	97	0.00%	-45.56%	to	-25.30%
2016	0.00%			550	0.90			492	0.00%	-19.64%
ProFunds VP Utilities (PROUTL)
2020	0.00%	to	0.15%	115,962	12.82	to	26.14	2,976,453	1.20%	-2.55%	to	-2.40%
2019	0.00%	to	0.15%	208	13.15	to	26.78	5,518	1.23%	22.69%	to	22.88%
2018	0.00%	to	0.15%	154	10.72	to	21.79	3,335	1.82%	2.78%	to	2.88%
2017	0.00%	to	0.15%	108	10.43	to	21.18	2,295	1.90%	4.30%	to	10.60%
2016	0.00%			121	19.15			2,325	1.72%	15.08%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2020	0.00%	to	0.15%	125,069	11.07	to	12.48	1,555,933	11.32%	-1.71%	to	-1.56%
2019	0.00%	to	0.15%	351	11.27	to	12.68	4,423	1.71%	13.03%	to	13.20%
2018	0.00%	to	0.15%	181	9.97	to	11.20	2,012	2.76%	-0.99%	to	-0.88%
2017	0.00%	to	0.15%	190	10.07	to	11.30	2,142	1.90%	0.70%	to	1.99%
2016	0.00%			101	11.08			1,114	1.72%	0.18%
Putnam VT Multi Asset Absolute Return Cl B (PVAR5B)
2020	0.00%	to	0.15%	290,575	9.38	to	10.50	2,972,154	0.00%	-7.52%	to	-7.38%
2019	0.00%	to	0.15%	223	10.14	to	11.34	2,514	0.00%	5.75%	to	5.91%
2018	0.00%	to	0.15%	226	9.59	to	10.71	2,414	0.32%	-7.97%	to	-7.83%
2017	0.00%	to	0.15%	157	10.42	to	11.62	1,823	0.00%	4.20%	to	7.00%
2016	0.00%			125	10.86			1,357	5.33%	0.74%
Putnam VT Diversified Income Cl IB (PVDIB)
2020	0.00%	to	0.15%	372,571	11.28	to	14.12	5,232,039	6.63%	-1.05%	to	-0.90%
2019	0.00%	to	0.15%	642	11.40	to	14.25	9,110	2.94%	11.06%	to	11.23%
2018	0.00%	to	0.15%	456	10.26	to	12.81	5,802	5.18%	-1.16%	to	-0.93%
2017	0.00%	to	0.15%	394	10.38	to	12.93	5,100	5.85%	3.80%	to	7.13%
2016	0.00%			197	12.07			2,381	7.37%	5.41%
Putnam VT Equity Income Cl IB (PVEIB)
2020	0.00%	to	0.15%	462,479	14.27	to	31.52	14,178,697	1.56%	5.64%	to	5.80%
2019	0.00%	to	0.15%	419	13.51	to	29.79	12,430	1.95%	30.21%	to	30.40%
2018	0.00%	to	0.15%	413	10.37	to	22.85	9,411	0.69%	-8.63%	to	-8.49%
2017	0.00%	to	0.15%	429	11.35	to	24.97	10,694	1.52%	13.50%	to	18.79%
2016	0.00%			248	21.02			5,205	2.22%	13.62%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Putnam VT High Yield Cl IB (PVHYB)
2020	0.00%			686,005	17.69			12,138,287	1.24%	5.21%
2019	0.00%			599	16.82			10,080	4.69%	14.22%	to	14.40%
2018	0.00%	to	0.15%	131	9.92	to	14.70	1,920	4.96%	-4.25%	to	-4.11%
2017	0.00%	to	0.15%	322	10.36	to	15.33	4,917	1.98%	3.60%	to	6.98%
2016	0.00%			1,230	14.33			17,621	11.91%	15.56%
Putnam VT Income Cl IB (PVIB)
2020	0.00%	to	0.15%	858,112	12.11	to	15.92	13,630,353	3.92%	5.57%	to	5.73%
2019	0.00%	to	0.15%	1,150	11.47	to	15.06	17,298	2.44%	11.73%	to	11.89%
2018	0.00%	to	0.15%	628	10.27	to	13.46	8,436	2.62%	0.10%	to	0.22%
2017	0.00%	to	0.15%	910	10.26	to	13.43	12,210	4.37%	2.60%	to	5.58%
2016	0.00%			604	12.72			7,683	4.17%	2.00%
Putnam VT International Value Class IB (PVIGIB)
2020	0.00%	to	0.15%	32,505	13.61	to	13.62	442,755	0.00%	36.08%	to	36.22%	****
Putnam VT Sustainable Leaders Class IB (PVNOB)
2020	0.00%	to	0.15%	76,831	14.03	to	14.04	1,078,872	0.00%	40.30%	to	40.44%	****
Redwood Managed Volatility Class I (RWMVI)
2020	0.00%	to	0.15%	914,107	12.25	to	13.58	12,413,640	4.75%	10.63%	to	10.80%
2019	0.00%			1,138	12.26			13,949	2.55%	9.22%
2018	0.00%	to	0.15%	562	10.15	to	11.22	6,302	7.80%	-2.59%	to	-2.43%
2017	0.00%	to	0.15%	988	10.42	to	11.50	11,361	6.42%	4.20%	to	7.98%
2016	0.00%			1,168	10.65			12,441	1.09%	12.58%
Redwood Managed Volatility Class N (RWMVN)
2020	0.00%	to	0.15%	238,971	12.03	to	13.03	3,090,025	3.40%	10.10%	to	10.26%
2019	0.00%	to	0.15%	382	10.92	to	11.82	4,506	0.85%	8.55%	to	8.72%
2018	0.00%	to	0.15%	839	10.06	to	10.87	9,121	11.61%	-3.08%	to	-2.86%
2017	0.00%	to	0.15%	874	10.38	to	11.19	9,779	6.78%	3.80%	to	7.49%
2016	0.00%			599	10.41			6,234	1.04%	12.06%
Royce Micro-Cap (ROCMC)
2020	0.00%	to	1.30%	184,680	14.11	to	36.12	5,174,935	0.00%	22.19%	to	23.79%
2019	0.00%	to	1.30%	206	11.41	to	29.56	4,673	0.00%	18.01%	to	19.55%
2018	0.00%	to	1.30%	153	9.56	to	25.05	2,872	0.00%	-10.22%	to	-9.05%
2017	0.00%	to	1.30%	128	10.53	to	27.90	2,738	0.60%	3.83%	to	5.30%
2016	0.00%	to	1.30%	222	20.81	to	26.87	4,631	1.34%	18.16%	to	19.67%
Royce Small-Cap (ROCSC)
2020	0.00%	to	1.30%	320,271	10.83	to	34.96	8,144,801	1.05%	-8.35%	to	-7.15%
2019	0.00%	to	1.30%	306	11.68	to	38.14	8,403	0.67%	17.13%	to	18.67%
2018	0.00%	to	1.30%	322	9.86	to	32.56	7,498	0.79%	-9.53%	to	-8.35%
2017	0.00%	to	1.30%	371	10.77	to	35.99	9,553	1.01%	4.02%	to	7.70%
2016	0.00%	to	1.30%	387	24.42	to	34.60	9,464	2.06%	19.39%	to	20.95%
RIF Global Real Estate Securities (RLVGRE)
2020	0.00%			23,654	16.41			388,102	1.52%	-5.18%
2019	0.00%			24	17.30			423	4.64%	21.64%
2018	0.00%			30	14.22			422	4.49%	-5.77%
2017	0.00%			44	15.09			659	3.23%	11.86%
2016	0.00%			67	13.49			899	4.01%	2.98%
RIF International Developed Markets (RLVIDM)
2020	0.00%			8,584	14.96			128,434	1.24%	5.08%
2019	0.00%			9	14.24			124	2.67%	19.72%
2018	0.00%			9	11.89			105	1.71%	-14.89%
2017	0.00%			9	13.97			125	2.56%	24.96%
2016	0.00%			11	11.18			123	3.07%	2.38%
RIF Balanced Strategy (RLVLBS)
2020	0.00%			34,294	16.93			580,742	1.16%	7.65%
2019	0.00%			34	15.73			543	1.58%	16.45%
2018	0.00%			35	13.51			467	5.23%	-6.76%
2017	0.00%			52	14.49			755	2.36%	11.98%
2016	0.00%			62	12.94			799	3.31%	9.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
RIF Equity Growth Strategy (RLVLEG)
2020	0.00%			15,834	18.16			287,553	2.05%	8.26%
2019	0.00%			16	16.78			267	0.24%	20.09%
2018	0.00%			16	13.97			225	4.99%	-9.46%
2017	0.00%			16	15.43			250	3.30%	17.61%
2016	0.00%			17	13.12			225	2.93%	10.81%
RIF Moderate Strategy (RLVLMS)
2020	0.00%			19,364	15.67			303,382	2.16%	6.40%
2019	0.00%			25	14.72			362	1.22%	12.54%
2018	0.00%			25	13.08			323	4.40%	-4.94%
2017	0.00%			26	13.76			356	2.22%	9.90%
2016	0.00%			26	12.52			325	3.79%	7.75%
RIF Strategic Bond (RLVSB)
2020	0.00%			18,236	14.46			263,658	1.82%	8.43%
2019	0.00%			20	13.33			262	2.76%	9.19%
2018	0.00%			20	12.21			240	2.09%	-0.81%
2017	0.00%			22	12.31			276	1.33%	3.88%
2016	0.00%			29	11.85			348	1.59%	3.04%
RIF US Small Cap Equity (RLVUSC)
2020	0.00%			1,253	22.19			27,810	0.06%	12.70%
2019	0.00%			1	19.69			25	0.57%	23.07%
2018	0.00%			1	16.00			20	0.00%	-11.99%
2017	0.00%			1	18.18			23	0.00%	15.50%
2016	0.00%			1	15.74			24	0.84%	18.61%
RIF US Strategic Equity (RLVUSE)
2020	0.00%			7,133	30.68			218,843	0.45%	23.84%
2019	0.00%			7	24.77			177	1.08%	30.26%
2018	0.00%			7	19.02			137	1.13%	-9.64%
2017	0.00%			10	21.05			210	1.01%	20.84%
2016	0.00%			12	17.42			210	1.03%	10.60%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2020	0.00%	to	0.15%	1,958,205	20.70	to	54.99	101,707,968	0.00%	33.72%	to	33.92%
2019	0.00%	to	0.15%	2,030	15.48	to	41.06	80,081	0.00%	29.38%	to	29.58%
2018	0.00%	to	0.15%	1,836	11.96	to	31.69	56,065	0.00%	1.44%	to	1.64%
2017	0.00%	to	0.15%	1,723	11.79	to	31.18	53,561	0.00%	17.90%	to	35.86%
2016	0.00%			1,451	22.95			33,303	0.00%	0.53%
T. Rowe Price Equity Income II (TREI2)
2020	0.00%	to	0.15%	695,356	12.77	to	24.63	17,009,210	2.09%	0.81%	to	0.96%
2019	0.00%	to	0.15%	775	12.67	to	24.39	18,913	2.11%	25.85%	to	26.04%
2018	0.00%	to	0.15%	694	10.07	to	19.35	13,417	1.79%	-9.77%	to	-9.71%
2017	0.00%	to	0.15%	691	11.16	to	21.43	14,794	1.50%	11.60%	to	15.71%
2016	0.00%			820	18.52			15,197	2.13%	18.87%
T. Rowe Price Health Sciences II (TRHS2)
2020	0.00%	to	0.15%	485,895	18.57	to	83.05	35,726,370	0.00%	29.07%	to	29.27%
2019	0.00%	to	0.15%	461	14.39	to	64.25	26,632	0.00%	28.44%	to	28.63%
2018	0.00%	to	0.15%	422	11.20	to	49.95	20,097	0.00%	0.72%	to	0.87%
2017	0.00%	to	0.15%	387	11.12	to	49.52	18,197	0.00%	11.20%	to	27.30%
2016	0.00%			388	38.90			15,094	0.00%	-10.72%
T. Rowe Price Limited-Term Bond II (TRLT2)
2020	0.00%	to	0.15%	1,117,482	10.94	to	13.46	14,934,576	1.69%	4.30%	to	4.46%
2019	0.00%	to	0.15%	1,225	10.49	to	12.89	15,733	2.14%	3.94%	to	4.10%
2018	0.00%	to	0.15%	1,172	10.09	to	12.38	14,423	1.80%	0.80%	to	0.90%
2017	0.00%	to	0.15%	564	10.01	to	12.27	6,911	1.22%	0.10%	to	0.82%
2016	0.00%			767	12.17			9,338	1.11%	1.16%
Third Avenue FFI Strategies Portfolio (TAVV)
2020	0.00%			40,153	15.76			632,850	1.86%	-2.39%
2019	0.00%			105	16.15			1,701	0.29%	11.01%	to	12.46%
2018	0.00%	to	1.30%	120	8.52	to	18.43	1,724	1.84%	-21.37%	to	-20.31%
2017	0.00%	to	1.30%	129	10.71	to	23.44	2,325	0.60%	7.10%	to	13.55%
2016	0.00%	to	1.30%	280	15.87	to	20.91	4,445	0.92%	10.81%	to	12.23%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Timothy Plan Conservative Growth VS (TPVCGP)
2020	0.00%			129,148	16.40			2,117,404	0.92%	8.24%
2019	0.00%			93	15.15			1,408	0.82%	15.68%
2018	0.00%	to	0.15%	68	9.64	to	13.09	893	1.26%	-8.97%	to	-8.78%
2017	0.00%	to	0.15%	86	10.59	to	14.35	1,235	0.00%	5.90%	to	9.29%
2016	0.00%			173	13.13			2,265	0.71%	5.89%
Timothy Plan Strategic Growth VS (TPVSGP)
2020	0.00%	to	0.15%	72,399	12.39	to	17.75	1,272,696	0.51%	9.01%	to	9.18%
2019	0.00%			79	16.25			1,277	0.72%	19.78%
2018	0.00%	to	0.15%	88	9.50	to	13.57	1,198	0.93%	-12.04%	to	-11.88%
2017	0.00%	to	0.15%	145	10.80	to	15.40	2,230	0.38%	8.00%	to	12.08%
2016	0.00%			174	13.74			2,387	0.38%	5.53%
VanEck VIP Global Gold Class S (VVGGS)
2020	0.00%	to	0.15%	737,199	14.60	to	17.38	10,808,449	3.05%	38.42%	to	38.62%
2019	0.00%	to	0.15%	564	10.54	to	12.56	5,951	0.00%	38.54%	to	38.75%
2018	0.00%	to	0.15%	426	7.59	to	9.07	3,241	3.70%	-16.64%	to	-16.59%
2017	0.00%	to	0.15%	425	9.10	to	10.88	3,870	5.15%	8.80%	to	12.76%
2016	0.00%			466	8.07			3,769	0.17%	48.07%
VanEck Emerging Markets Bond (VWBF)
2020	0.00%	to	0.15%	113,237	12.13	to	16.83	1,899,193	7.26%	8.76%	to	8.92%
2019	0.00%	to	0.15%	123	11.15	to	15.45	1,899	0.30%	11.16%	to	12.62%
2018	0.00%	to	1.30%	79	9.92	to	15.95	1,080	7.24%	-7.32%	to	-6.16%
2017	0.00%	to	1.30%	97	10.58	to	17.21	1,414	1.37%	5.80%	to	12.29%
2016	0.00%	to	1.30%	63	13.02	to	15.54	827	0.00%	5.07%	to	6.37%
VanEck VIP Emerging Markets (VWEM)
2020	0.00%	to	1.30%	1,023,157	14.73	to	38.95	37,812,545	2.18%	15.73%	to	17.25%
2019	0.00%	to	1.30%	988	12.59	to	33.22	32,014	0.47%	28.91%	to	30.60%
2018	0.00%	to	1.30%	913	9.65	to	25.44	22,769	0.28%	-24.47%	to	-23.47%
2017	0.00%	to	1.30%	990	12.63	to	33.24	32,370	0.33%	26.30%	to	51.02%
2016	0.00%	to	1.30%	688	19.96	to	22.01	15,148	0.43%	-1.14%	to	0.09%
VanEck VIP Global Hard Assets Initial Cl (VWHA)
2020	0.00%	to	1.30%	308,622	10.28	to	23.62	6,064,115	0.71%	17.57%	to	19.11%
2019	0.00%	to	1.30%	176	8.64	to	20.09	2,980	0.00%	10.42%	to	11.87%
2018	0.00%	to	1.30%	160	7.74	to	18.19	2,431	0.00%	-29.22%	to	-28.27%
2017	0.00%	to	1.30%	185	10.81	to	25.70	3,918	0.00%	-2.95%	to	8.10%
2016	0.00%	to	1.30%	263	21.56	to	26.48	5,661	0.31%	41.83%	to	43.73%
Vanguard VIF Balanced (VVB)
2020	0.00%	to	0.50%	8,292,826	14.15	to	27.47	161,582,358	2.43%	10.13%	to	10.68%
2019	0.00%	to	0.50%	7,792	12.85	to	24.82	137,887	2.53%	21.87%	to	22.48%
2018	0.00%	to	0.50%	6,483	10.54	to	20.27	94,417	2.25%	-3.92%	to	-3.38%
2017	0.00%	to	0.50%	5,617	10.97	to	20.98	86,269	2.09%	9.70%	to	14.71%
2016	0.00%	to	0.35%	3,633	12.10	to	18.29	51,454	2.28%	10.60%	to	10.98%
Vanguard VIF Conservative Allocation (VVCA)
2020	0.35%	to	0.50%	1,840,487	11.88	to	11.91	21,920,318	1.73%	11.17%	to	11.34%
2019	0.35%	to	0.50%	501	10.69	to	10.70	5,361	0.00%	6.88%	to	6.98%	****
Vanguard VIF Capital Growth (VVCG)
2020	0.00%	to	0.50%	1,889,985	16.90	to	43.19	50,862,291	1.44%	16.89%	to	17.47%
2019	0.00%	to	0.50%	2,222	14.46	to	36.77	51,601	1.04%	25.87%	to	26.50%
2018	0.00%	to	0.50%	1,784	11.49	to	29.07	33,610	0.86%	-1.63%	to	-1.16%
2017	0.00%	to	0.50%	1,749	11.68	to	29.41	33,817	0.95%	16.80%	to	28.82%
2016	0.00%	to	0.35%	995	13.38	to	22.83	16,260	1.12%	10.49%	to	10.83%
Vanguard VIF Diversified Value (VVDV)
2020	0.00%	to	0.50%	1,305,157	13.65	to	26.19	23,814,865	2.49%	11.22%	to	11.78%
2019	0.00%	to	0.50%	1,229	12.27	to	23.43	19,643	2.68%	25.07%	to	25.70%
2018	0.00%	to	0.50%	1,074	9.81	to	18.64	14,100	2.56%	-9.59%	to	-9.12%
2017	0.00%	to	0.50%	1,047	10.85	to	20.51	16,048	3.04%	8.50%	to	13.13%
2016	0.00%	to	0.35%	1,109	12.04	to	18.13	15,648	2.57%	12.52%	to	12.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Equity Income (VVEI)
2020	0.00%	to	0.50%	7,424,974	13.42	to	35.14	155,207,831	2.73%	2.73%	to	3.25%
2019	0.00%	to	0.50%	6,935	13.07	to	34.03	145,444	2.30%	23.81%	to	24.43%
2018	0.00%	to	0.50%	5,391	10.55	to	27.35	95,621	2.21%	-6.47%	to	-5.98%
2017	0.00%	to	0.50%	4,099	11.28	to	29.09	80,413	2.30%	12.80%	to	18.25%
2016	0.00%	to	0.35%	3,292	12.83	to	24.60	57,979	2.41%	14.66%	to	15.06%
Vanguard VIF Equity Index (VVEIX)
2020	0.00%	to	0.50%	13,056,868	16.50	to	34.91	310,383,095	1.61%	17.61%	to	18.20%
2019	0.00%	to	0.50%	12,415	14.03	to	29.54	250,188	1.77%	30.65%	to	31.30%
2018	0.00%	to	0.50%	10,370	10.74	to	22.50	161,865	1.55%	-4.96%	to	-4.50%
2017	0.00%	to	0.50%	7,627	11.30	to	23.56	128,915	1.56%	13.00%	to	21.69%
2016	0.00%	to	0.35%	5,123	12.77	to	19.36	73,598	1.91%	11.43%	to	11.78%
Vanguard VIF Growth (VVG)
2020	0.00%	to	0.50%	3,734,665	21.98	to	55.35	117,412,454	0.30%	42.38%	to	43.09%
2019	0.00%	to	0.50%	3,096	15.44	to	38.68	68,936	0.36%	33.15%	to	33.82%
2018	0.00%	to	0.50%	2,387	11.59	to	28.91	40,943	0.00%	-0.34%	to	0.21%
2017	0.00%	to	0.50%	1,926	11.63	to	28.85	34,350	0.00%	16.30%	to	30.90%
2016	0.00%	to	0.35%	1,353	12.10	to	22.04	19,100	0.51%	-1.39%	to	-1.08%
Vanguard VIF Global Bond Index (VVGBI)
2020	0.35%	to	0.50%	1,282,306	11.13	to	11.16	14,304,673	1.43%	6.14%	to	6.30%
2019	0.35%	to	0.50%	936	10.49	to	10.50	9,826	0.00%	4.86%	to	4.96%	****
Vanguard VIF Total Bond Market Index (VVHGB)
2020	0.00%	to	0.50%	33,864,136	11.69	to	16.77	450,567,799	2.24%	7.05%	to	7.58%
2019	0.00%	to	0.50%	27,246	10.92	to	15.59	340,210	2.34%	8.13%	to	8.67%
2018	0.00%	to	0.50%	21,041	10.10	to	14.35	244,123	2.17%	-0.59%	to	-0.14%
2017	0.00%	to	0.50%	15,604	10.16	to	14.37	185,708	2.13%	1.60%	to	3.53%
2016	0.00%	to	0.35%	10,492	10.77	to	13.88	124,508	1.97%	2.09%	to	2.44%
Vanguard VIF High Yield Bond (VVHYB)
2020	0.00%	to	0.50%	4,389,871	12.06	to	21.42	65,918,041	4.73%	5.15%	to	5.67%
2019	0.00%	to	0.50%	3,823	11.47	to	20.27	55,110	5.69%	15.10%	to	15.67%
2018	0.00%	to	0.50%	3,021	9.96	to	17.52	38,232	4.87%	-3.30%	to	-2.72%
2017	0.00%	to	0.50%	3,051	10.30	to	18.01	40,691	4.31%	3.00%	to	7.01%
2016	0.00%	to	0.35%	2,194	11.34	to	16.83	29,153	5.09%	10.96%	to	11.31%
Vanguard VIF International (VVI)
2020	0.00%	to	0.50%	8,790,190	21.47	to	29.51	219,025,913	1.25%	56.80%	to	57.58%
2019	0.00%	to	0.50%	10,030	13.69	to	18.73	159,123	1.41%	30.56%	to	31.22%
2018	0.00%	to	0.50%	9,478	10.49	to	14.27	115,371	0.73%	-13.02%	to	-12.61%
2017	0.00%	to	0.50%	7,207	12.06	to	16.33	101,636	0.92%	20.60%	to	42.62%
2016	0.00%	to	0.35%	4,360	9.47	to	11.45	44,512	1.27%	1.50%	to	1.87%
Vanguard VIF Moderate Allocation (VVMA)
2020	0.35%	to	0.50%	1,095,439	12.20	to	12.23	13,397,969	1.57%	13.20%	to	13.37%
2019	0.35%			305	10.79			3,286	0.00%	7.90% ****
Vanguard VIF Mid-Cap Index (VVMCI)
2020	0.00%	to	0.50%	6,298,120	15.25	to	42.19	139,270,150	1.42%	17.48%	to	18.07%
2019	0.00%	to	0.50%	5,619	12.98	to	35.73	107,646	1.37%	30.22%	to	30.87%
2018	0.00%	to	0.50%	4,473	9.97	to	27.30	67,598	1.12%	-9.77%	to	-9.33%
2017	0.00%	to	0.50%	3,450	11.05	to	30.11	60,430	1.04%	10.50%	to	19.06%
2016	0.00%	to	0.35%	2,319	12.39	to	25.29	35,785	1.26%	10.72%	to	11.12%
Vanguard VIF REIT Index (VVREI)
2020	0.00%	to	0.50%	4,467,795	11.74	to	31.48	84,397,324	2.70%	-5.33%	to	-4.85%
2019	0.00%	to	0.50%	4,897	12.40	to	33.08	99,319	2.56%	28.16%	to	28.81%
2018	0.00%	to	0.50%	4,174	9.67	to	25.69	67,849	2.74%	-5.84%	to	-5.34%
2017	0.00%	to	0.50%	3,483	10.27	to	27.14	62,103	2.35%	2.70%	to	4.79%
2016	0.00%	to	0.35%	2,908	14.22	to	25.90	52,944	2.31%	7.97%	to	8.37%
Vanguard VIF Small Company Growth (VVSCG)
2020	0.00%	to	0.50%	1,483,654	16.21	to	44.95	35,105,323	0.69%	22.57%	to	23.18%
2019	0.00%	to	0.50%	1,921	13.22	to	36.49	36,728	0.52%	27.47%	to	28.11%
2018	0.00%	to	0.50%	2,333	10.37	to	28.48	34,885	0.35%	-7.74%	to	-7.26%
2017	0.00%	to	0.50%	1,946	11.24	to	30.71	32,655	0.43%	12.40%	to	23.43%
2016	0.00%	to	0.35%	1,350	11.50	to	24.88	19,901	0.31%	14.54%	to	14.97%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units*****	Unit Fair Value			Contact Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard VIF Short-Term Investment Grade (VVSTC)
2020	0.00%	to	0.50%	24,234,380	11.16	to	14.97	297,074,050	2.60%	4.97%	to	5.49%
2019	0.00%	to	0.50%	21,445	10.63	to	14.19	252,725	2.47%	5.17%	to	5.69%
2018	0.00%	to	0.50%	18,027	10.11	to	13.43	203,043	1.60%	0.60%	to	1.05%
2017	0.00%	to	0.50%	12,311	10.05	to	13.29	140,466	1.86%	0.50%	to	2.07%
2016	0.00%	to	0.35%	9,903	10.47	to	13.02	113,193	1.77%	2.35%	to	2.76%
Vanguard VIF Total International Stock Market Index (VVTISI)
2020	0.35%	to	0.50%	4,549,992	11.89	to	11.92	54,218,259	1.76%	10.63%	to	10.79%
2019	0.35%	to	0.50%	1,967	10.75	to	10.76	21,162	0.00%	7.46%	to	7.56%	****
Vanguard VIF Total Stock Market Index (VVTSM)
2020	0.00%	to	0.50%	13,639,343	16.55	to	35.49	324,476,528	1.51%	19.95%	to	20.55%
2019	0.00%	to	0.50%	12,973	13.80	to	29.44	257,570	1.47%	30.10%	to	30.75%
2018	0.00%	to	0.50%	10,625	10.61	to	22.51	164,537	1.45%	-5.77%	to	-5.34%
2017	0.00%	to	0.50%	8,618	11.26	to	23.78	146,131	1.73%	12.60%	to	20.96%
2016	0.00%	to	0.35%	6,053	12.60	to	19.66	90,141	1.32%	12.10%	to	12.54%
Virtus SGA International Class A (VRVDIA)
2020	0.00%			102,803	15.29			1,572,043	0.00%	23.64%
2019	0.00%	to	0.15%	117	10.85	to	12.37	1,450	0.91%	18.36%	to	18.54%
2018	0.00%	to	0.15%	105	9.17	to	10.43	1,095	2.82%	-16.79%	to	-16.69%
2017	0.00%	to	0.15%	127	11.02	to	12.52	1,587	1.66%	10.20%	to	15.93%
2016	0.00%			107	10.80			1,161	0.71%	-1.64%
Virtus Duff & Phelps Real Estate Securities Class A (VRVDRA)
2020	0.00%	to	0.15%	254,534	12.22	to	22.52	5,644,941	1.24%	-1.70%	to	-1.55%
2019	0.00%	to	0.15%	264	12.43	to	22.87	5,970	1.79%	27.23%	to	27.42%
2018	0.00%	to	0.15%	256	9.77	to	17.95	4,584	1.67%	-6.69%	to	-6.51%
2017	0.00%	to	0.15%	235	10.47	to	19.20	4,515	1.48%	4.70%	to	5.96%
2016	0.00%			230	18.12			4,165	1.83%	6.84%
Virtus Newfleet Multi-Sector Intermediate Bond Class A (VRVNMA)
2020	0.00%	to	0.15%	936,210	11.73	to	15.88	14,855,133	4.02%	6.37%	to	6.53%
2019	0.00%	to	0.15%	747	11.03	to	14.90	11,131	4.07%	10.30%	to	10.47%
2018	0.00%	to	0.15%	676	10.00	to	13.49	9,108	3.43%	-2.82%	to	-2.67%
2017	0.00%	to	0.15%	993	10.29	to	13.86	13,756	4.94%	2.90%	to	6.70%
2016	0.00%			559	12.99			7,257	4.50%	9.34%
Wells Fargo VT Discovery (SVDF)
2020	0.00%	to	1.30%	148,060	23.75	to	90.09	12,642,441	0.00%	60.55%	to	62.65%
2019	0.00%	to	1.30%	188	14.62	to	55.39	10,058	0.00%	37.22%	to	39.02%
2018	0.00%	to	1.30%	122	10.54	to	39.84	4,596	0.00%	-8.25%	to	-7.07%
2017	0.00%	to	1.30%	123	11.35	to	42.87	5,189	0.00%	13.50%	to	29.13%
2016	0.00%	to	1.30%	107	26.45	to	33.20	3,541	0.00%	6.27%	to	7.65%
Wells Fargo VT Opportunity (SVOF)
2020	0.00%	to	0.15%	22,818	16.47	to	45.72	987,402	0.43%	20.82%	to	21.00%
2019	0.00%	to	1.30%	28	37.78	to	42.46	1,041	0.28%	29.77%	to	31.46%
2018	0.00%	to	1.30%	34	10.38	to	32.72	982	0.00%	-8.35%	to	-7.14%
2017	0.00%	to	1.30%	34	11.20	to	35.70	1,037	0.65%	12.00%	to	20.43%
2016	0.00%	to	1.30%	38	25.70	to	30.03	976	2.13%	10.77%	to	12.23%
Westchester Merger Fund VL (MGRFV)
2020	0.00%	to	0.15%	1,646,849	12.27	to	14.32	23,438,636	0.00%	7.22%	to	7.38%
2019	0.00%	to	0.15%	1,830	11.44	to	13.34	24,360	1.09%	6.01%	to	6.17%
2018	0.00%	to	0.15%	1,704	10.79	to	12.56	21,400	0.91%	6.94%	to	7.08%
2017	0.00%	to	0.15%	1,134	10.09	to	11.73	13,307	0.00%	0.90%	to	2.53%
2016	0.00%			1,213	11.44			13,869	0.77%	2.51%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded in (000’s) for the years 2016 – 2019 and is presented unrounded for 2020, as applicable.